              As filed with Securities and Exchange Commission on
                                April 28, 2000

                                              Registration No. 33-19540
        ---------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                              ------------------

                                   FORM S-6

                     POST-EFFECTIVE AMENDMENT NO. 17
                        TO REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
                              ------------------

                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact Name of Trust)

                      NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)
                              501 Boylston Street
                          Boston, Massachusetts 02117
             (Address of depositor's principal executive offices)
                              ------------------

                                MARIE C. SWIFT
                                    Counsel
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02117
                    (Name and address of agent for service)

                                  Copies to:
                                STEPHEN E. ROTH
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C. 20004
                              ------------------

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2000 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Variable Ordinary Life Insurance Policies.

                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

                       Registration Statement on Form S-6

                             Cross-Reference Sheet

Form N-8B-2
Item No.         Caption in Prospectus
-----------      ---------------------

1                Cover Page
2                Cover Page
3                Inapplicable
4                Distribution Agreement
5                NELICO
6                The Variable Account
9                Inapplicable
10(a)            Other Policy Features
10(b)            Policy Values and Benefits
10(c), (d), (e)  Death Benefit; Cash Value; Exchange of Policy During First 24
                 Months; Default and Lapse Options; Surrender; Partial Surrender
                 and Partial Withdrawal; "Free Look" Provision; Loan Provision;
                 Transfer Option; Premiums
10(f), (g), (h)  Voting Rights; Rights Reserved by NELICO
10(i)            Limits to NELICO's Right to Challenge the Policy; Payment of
                 Proceeds
11               The Variable Account
12               Investments of the Variable Account; Distribution Agreement
13               Charges and Expenses; Distribution Agreement; Charge for
                 NELICO's Income Taxes; Appendix A
14               Amount Provided for Investment Under the Policy; Distribution
                 Agreement
15               Premiums
16               Investments of the Variable Account
17               Captions referenced under Items 10(c), (d), (e) and (i) above
18               The Variable Account; Net Investment Experience
19               Reports; Distribution Agreement
20               Captions referenced under Items 6 and 10(g) above
21               Loan Provision
22               Inapplicable
23               Distribution Agreement
24               Limits to NELICO's Right to Challenge the Policy
25               NELICO
26               Distribution Agreement

Form N-8B-2
Item No.         Caption in Prospectus
-----------      ---------------------

27               NELICO
28               Management
29               NELICO
30               Inapplicable
31               Inapplicable
32               Inapplicable
33               Inapplicable
34               Distribution Agreement
35               NELICO
36               Inapplicable
37               Inapplicable
38               Distribution Agreement
39               Distribution Agreement
40               Distribution Agreement
41(a)            Distribution Agreement
42               Inapplicable
43               Inapplicable
44(a)            Investments of the Variable Account; Amount Provided for
                 Investment Under the Policy; Deductions from Premiums and
                 Unscheduled Payments; Scheduled Premiums
44(b)            Charges and Expenses
45               Inapplicable
46               Investments of the Variable Account; Captions referenced under
                 Items 10(c), (d) and (e) above
47               Inapplicable
48               Inapplicable
49               Inapplicable
50               Inapplicable
51               Cover Page; Death Benefit; Default and Lapse Options; Charges
                 and Expenses; Additional Benefits by Rider; Exchange of Policy
                 During First 24 Months; Payment Options; Policy Owner and
                 Beneficiary; Premiums; Distribution Agreement;
52               Rights Reserved by NELICO
53               Tax Considerations
54               Inapplicable
55               Inapplicable
59               Financial Statements

                               ZENITH LIFE PLUS

                   Variable Ordinary Life Insurance Policies
                                   Issued by
                 New England Variable Life Separate Account of
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

  This prospectus offers individual variable ordinary life insurance policies (the "Policies") issued by New England Life Insurance Company ("NELICO").

  The Policy provides a guaranteed minimum death benefit equal to the Policy's face amount, as long as you pay required scheduled premiums and there is no "excess Policy loan". (See "Loan Provision".) You must pay scheduled premiums until the insured reaches age 100. Under some circumstances you may skip a scheduled premium payment. You may also make additional payments.

  You may choose between two death benefit options. One provides a fixed death benefit equal to the Policy's face amount. The other provides a death benefit that may vary daily with the investment experience of the Eligible Funds. Cash value allocated to the Eligible Funds is not guaranteed and fluctuates daily with the investment results of the Eligible Funds.

  You allocate net scheduled premiums and net unscheduled payments among the investment sub-accounts of NELICO's Variable Life Separate Account (the "Variable Account"). Each sub-account of the Variable Account invests in the shares of an Eligible Fund. The Eligible Funds are:


NEW ENGLAND ZENITH FUND                   METROPOLITAN SERIES FUND, INC.


Back Bay Advisors Bond Income Series
Back Bay Advisors Managed Series          Putnam Large Cap Growth Portfolio*

Back Bay Advisors Money Market
Series                                    Janus Mid Cap Portfolio*

Capital Growth Series                     Russell 2000(R) Index Portfolio*

Westpeak Growth and Income Series
Westpeak Stock Index Series               VARIABLE INSURANCE PRODUCTS FUND
                                          ("VIP")
Balanced Series

Loomis Sayles Small Cap Series
Alger Equity Growth Series                Overseas Portfolio
Davis Venture Value Series                Equity-Income Portfolio
                                          High Income Portfolio
Harris Oakmark Mid Cap Value Series

Morgan Stanley International Magnum       VARIABLE INSURANCE PRODUCTS FUND II
 Equity Series                            ("VIP II")

MFS Investors Series                      Asset Manager Portfolio

MFS Research Managers Series

  You may also allocate net premiums to a Fixed Account in most states. Limits
  ----------------------------------------------------------------------------
apply to transfers to and from the Fixed Account.
-------------------------------------------------

  You may cancel the Policy during the "Right to Return the Policy" period. Replacing existing insurance with the Policy might not be to your advantage.
--------
* Availability is subject to any necessary state insurance department approvals.

  DURING THE FOURTH QUARTER OF 2000, WE ANTICIPATE REPLACING THE MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES WITH THE PUTNAM INTERNATIONAL STOCK PORTFOLIO OF THE METROPOLITAN SERIES FUND, INC., SUBJECT TO REGULATORY APPROVALS.

  NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE POLICIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION. THE ADDRESS OF THE SITE IS
HTTP://WWW.SEC.GOV.

  THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR FUTURE REFERENCE.

  WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE POLICIES AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                               MAY 1, 2000

                               TABLE OF CONTENTS

GLOSSARY..................................................................  A-4
INTRODUCTION TO POLICIES..................................................  A-5
  The Policies............................................................  A-5
  Availability of the Policy..............................................  A-7
  Charges Assessed in Connection with the Policy..........................  A-7
  How the Policy Works....................................................  A-8
  Receipt of Communications and Payments at NELICO's Home Office..........  A-9
  NELICO..................................................................  A-9
POLICY VALUES AND BENEFITS................................................ A-10
  Death Benefit........................................................... A-10
  Guaranteed Minimum Death Benefit........................................ A-10
  Age 100................................................................. A-10
  Death Proceeds Payable.................................................. A-10
  Tabular Cash Value...................................................... A-10
  Cash Value.............................................................. A-11
  Net Investment Experience............................................... A-11
  Allocation of Net Premiums.............................................. A-11
  Amount Provided for Investment under the Policy......................... A-12
  "Free Look" Provision................................................... A-12
CHARGES AND EXPENSES...................................................... A-12
  Deductions from Premiums and Unscheduled Payments....................... A-13
  Surrender Charge........................................................ A-13
  Deductions from Cash Value.............................................. A-15
  Charges Against the Eligible Funds and the Sub-Accounts of the Variable
   Account................................................................ A-16
  Group or Sponsored Arrangements......................................... A-17
PREMIUMS.................................................................. A-18
  Scheduled Premiums...................................................... A-18
  Unscheduled Payments.................................................... A-19
  Special Premium Option.................................................. A-19
  Automatic Premium Loan.................................................. A-20
  Default and Lapse Options............................................... A-20
OTHER POLICY FEATURES..................................................... A-22
  Loan Provision.......................................................... A-22
  Surrender............................................................... A-23
  Partial Surrender and Partial Withdrawal................................ A-23
  Investment Options...................................................... A-24
  Transfer Option......................................................... A-24
  Dollar Cost Averaging................................................... A-24
  Substitution of Insured Person.......................................... A-25
  Payment of Proceeds..................................................... A-25
  Exchange of Policy During First 24 Months............................... A-25
  Payment Options......................................................... A-26
  Additional Benefits by Rider............................................ A-26
  Policy Owner and Beneficiary............................................ A-27
THE VARIABLE ACCOUNT...................................................... A-27
  Investments of the Variable Account..................................... A-28
  Investment Management................................................... A-30
THE FIXED ACCOUNT......................................................... A-31
DISTRIBUTION AGREEMENT.................................................... A-31

LIMITS TO NELICO'S RIGHT TO CHALLENGE THE POLICY.......................... A-31
  Misstatement of Age or Sex.............................................. A-31
  Suicide................................................................. A-31
TAX CONSIDERATIONS........................................................ A-32
  Introduction............................................................ A-32
  Tax Status of the Policy................................................ A-32
  Tax Treatment of Policy Benefits........................................ A-32
  NELICO's Income Taxes................................................... A-34
MANAGEMENT................................................................ A-35
VOTING RIGHTS............................................................. A-38
RIGHTS RESERVED BY NELICO................................................. A-38
TOLL-FREE NUMBERS......................................................... A-38
REPORTS................................................................... A-39
ADVERTISING PRACTICES..................................................... A-39
LEGAL MATTERS............................................................. A-39
REGISTRATION STATEMENT.................................................... A-39
EXPERTS................................................................... A-40
APPENDIX A: ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES, NET CASH VALUES
 AND ACCUMULATED SCHEDULED PREMIUMS....................................... A-41
APPENDIX B: INVESTMENT EXPERIENCE INFORMATION............................. A-50
APPENDIX C: LONG TERM MARKET TRENDS....................................... A-75
APPENDIX D: USES OF LIFE INSURANCE........................................ A-77
APPENDIX E: TAX INFORMATION............................................... A-78
FINANCIAL STATEMENTS...................................................... AA-1

                                   GLOSSARY

  ACCOUNT. A sub-account of the Variable Account or the Fixed Account.

  AUTOMATIC PREMIUM LOAN OPTION. If you elect this option, we will use the Policy's loan value to pay a scheduled premium that you have not paid by the end of the grace period.

  BASIC SCHEDULED PREMIUM. Scheduled premium minus (i) charges for any rider benefits; (ii) any extra premiums paid for substandard class; and (iii) the portion of the annual Policy administrative charge that is due with the premium.

  CASH VALUE. A Policy's cash value includes the amount of its cash value held in the Variable Account, the amount held in the Fixed Account and, if there is an outstanding Policy loan, the amount of its cash value held in our general account as a result of the loan.

  EXCESS POLICY LOAN. When Policy loans plus accrued interest exceed the Policy's cash value less the applicable Surrender Charge.

  FIXED ACCOUNT. The Fixed Account is a part of our general account to which you may allocate net premiums and net unscheduled payments. It provides guarantees of principal and interest.

  INVESTMENT START DATE. This is the latest of the date we receive a premium payment for the Policy, the date Part II of the Policy application is signed and the Policy Date.

  NET CASH VALUE. The amount you receive if you surrender the Policy. It is equal to the Policy's cash value reduced by any Surrender Charge that would apply on surrender and by any outstanding Policy loan and accrued interest.

  NET INVESTMENT EXPERIENCE. For any period, a sub-account's net investment experience equals the investment experience of the underlying Eligible Fund's shares for the same period, reduced by the amount of charges against the sub-account for that period.

  NET SCHEDULED PREMIUM. The amount allocated to the Variable Account and/or the Fixed Account. It is the basic scheduled premium less the sales charge and the state premium tax charge.

  NET UNSCHEDULED PAYMENT. The amount allocated to the Variable Account and/or the Fixed Account. It is the unscheduled payment less the sales charge and the state premium tax charge.

  POLICY DATE. If you make a premium payment with the application, the Policy Date is generally the later of the date Part II of the application was signed and receipt of the premium payment. If you choose to pay the initial premium upon delivery of the Policy, we issue the Policy with a Policy Date which is generally five days after issue.

  SPECIAL PREMIUM OPTION. If you elect this option, you may be able to skip a scheduled premium or premiums.

  TABULAR CASH VALUE. The value which the Policy would have if: (i) you paid all scheduled premiums when due; (ii) you made no unscheduled payments, partial surrenders, partial withdrawals, or loans; (iii) the Policy's sub-accounts earned a 5% annual net rate of return; and (iv) we deducted cost of insurance charges using the maximum guaranteed cost of insurance rates.

  YOU. When used in this prospectus, "you" refers to the Policy Owner.

                           INTRODUCTION TO POLICIES

THE POLICIES

  The Policies are designed to provide lifetime insurance coverage. They are not primarily offered as an investment.

  Here is a summary of the Policy's basic features. You should read the prospectus for more complete information.

  -- The Policy requires payment of scheduled premiums. (See "Scheduled
     Premiums".)

  -- You can make additional unscheduled payments under the Policy. We can limit or prohibit unscheduled payments in some situations, including cases where the insured is in a substandard risk class. (See
     "Unscheduled Payments".)

  -- You can allocate net scheduled premiums and net unscheduled payments to one or more of the sub-accounts of the Variable Account corresponding to mutual fund portfolios, or the Fixed Account, after an initial period in the Zenith Back Bay Money Market Sub-Account. (See "Allocation of Net Premiums" and "Investment Options".)

  -- The mutual fund portfolios available under the Policy include several common stock funds, including funds which invest primarily in foreign securities, two bond funds, two managed funds, a balanced fund and a money market fund. You may allocate your Policy's cash value to a maximum of ten accounts (including the Fixed Account) at any one time. (See "Investments of the Variable Account".)

  -- If the Fixed Account is available in your state, you may also allocate funds to that account. We provide guarantees of Fixed Account principal and interest. SPECIAL LIMITS APPLY TO TRANSFERS OF CASH VALUE FROM THE
                   --------------------------------------------------------
     FIXED ACCOUNT. We have the right to restrict transfers of cash value and
     -------------
     allocations of premiums into the Fixed Account. (See "The Fixed
     Account".)

  -- The cash value of the Policy will vary daily based on the net investment experience of your Policy's sub-accounts and the amount of interest credited to your Policy's cash value in the Fixed Account. (See "Cash Value", "Charges and Expenses", "Premiums", "Loan Provision" and "Partial Surrender and Partial Withdrawal".)

  -- The portion of the cash value in the sub-accounts is not guaranteed. You bear the investment risk on this portion of the cash value. (See "Cash Value".)

  -- You may choose between two forms of death benefit options under the Policy. One provides a death benefit equal to the Policy's face amount. The other provides a death benefit which varies with the net investment experience of your Policy's sub-accounts and the rate of interest credited on your cash value in the Fixed Account. The death benefit in either case could increase to satisfy tax law requirements if the cash value reaches certain levels. (See "Death Benefit".)

  -- Regardless of investment experience, the death benefit is guaranteed never to be less than the Policy's face amount, as long as you have paid the required scheduled premiums when due. (See "Death Benefit".)

  -- If you elect the "Special Premium Option", you may be able to skip a scheduled premium payment without causing the Policy to lapse. In that case, the Policy will keep its minimum death benefit guarantee. (See "Special Premium Option".)

  -- You may change your allocation of future net scheduled premiums and net unscheduled payments at any time. (See "Allocation of Net Premiums" and "Investment Options".)

  -- After the "free look" period, the Policy allows you to transfer cash value among the sub-accounts and, generally, to the Fixed Account up to four times in a Policy year without our consent. We currently allow 12 transfers per Policy year. Transfers and allocations involving the Fixed Account are subject to some limits. (See "Transfer Option" and "The Fixed Account-Policy Transactions".)

  -- A loan privilege, a partial withdrawal feature and a partial surrender feature are also available. (See "Loan Provision" and "Partial Surrender and Partial Withdrawal".)

  -- Death benefits paid to the beneficiary generally are not subject to Federal income tax. Under current law, undistributed increases in cash value generally are not taxable to you. (See "Tax Considerations".)

  -- Loans, assignments and other pre-death distributions may have tax consequences depending primarily on the amount which you have paid into the Policy but also on any "material change" in the terms or benefits of the Policy. If premium payments or a material change cause the Policy to become a "modified endowment contract", then pre-death distributions will be includable in income on an income first basis, and a 10% penalty tax may be imposed on income distributed before the Policy Owner attains age 59 1/2. Tax considerations may therefore influence the amount and timing of premiums and unscheduled payments and certain Policy transactions which you choose to make. (See "Tax Considerations".)

  -- If the Policy is not a modified endowment contract, we believe that loans under the Policy will not be taxable to you as long as the Policy has not lapsed, been surrendered or terminated. With some exceptions, other pre-death distributions under a Policy that is not a modified endowment contract are includible in income only to the extent they exceed your investment in the Policy. (See "Tax Considerations".)

  -- During the "free look" period you can return the Policy for a refund.
     (See "Free Look Provision".)

  -- Within 24 months after a Policy's date of issue, you may exchange the Policy, without evidence of insurability, for a fixed-benefit policy issued by us or an affiliate on the life of the insured. If you exercise this option, you will have to make up any investment loss. (See "Exchange of Policy During First 24 Months".)

  In many respects the Policies are similar to traditional fixed-benefit whole life insurance. Like whole-life insurance, the Policies provide for a guaranteed minimum death benefit, scheduled premium payments, a cash value, and loan privileges.

  The Policies are different from fixed-benefit life insurance in that the death benefit may, and the cash value will, vary to reflect the investment experience of the selected sub-accounts. In addition, you can elect an option which will allow you, under some circumstances, to skip a particular scheduled premium or premiums and still keep the Policy in force on a premium paying basis.

  The Policies are designed to provide insurance protection. Although the underlying mutual fund portfolios invest in securities similar to those in which mutual funds available directly to the public invest, in many ways the policies differ from mutual fund investments. The main differences are:

  -- The Policy provides a death benefit based on our assumption of an actuarially calculated risk.

  -- If you do not pay the scheduled premiums, the Policy may lapse. If the Policy lapses when Policy loans are outstanding, adverse tax consequences may result.

  -- In addition to sales charges, insurance-related charges not associated with mutual fund investments are deducted from the premiums and values of the Policy. These charges include various insurance, risk, administrative and premium tax charges. (See "Charges and Expenses".)

  -- The Variable Life Separate Account, and not the Policy Owner, owns the mutual fund shares.

  -- Federal income tax liability on any earnings is generally deferred until you receive a distribution from the Policy. Transfers from one underlying fund portfolio to another do not incur tax liability under current law.

  -- Dividend and capital gains distributions are automatically reinvested.

  For a discussion of some of the uses of the Policies, see "Appendix D: Uses of Life Insurance".

AVAILABILITY OF THE POLICY

  At this time new Policies are available only in the state of New Jersey. The Policies are available to insureds from the age of 20 to 75 and, if we consent, from the age of 76 to 80. The Policies are not currently available to insure juveniles. All persons must meet our underwriting and other criteria. The minimum face amount available currently is $5,000 for Policies issued in connection with employee benefit plans qualified under Section 401 of the Internal Revenue Code ("tax-qualified pension plans"), and is $15,000 for all other Policies unless we consent to a lower amount. At this time the Policies are only available on a limited basis to plans qualified under Section 401(k) of the Internal Revenue Code. For a tax-qualified pension plan, the tax deferred accrual feature is provided by the plan. Therefore, there should be reasons other than tax deferral for acquiring a life insurance policy within a tax-qualified pension plan.

  We offer other variable life insurance policies, with different fees and charges, that invest in the Eligible Funds. Your registered representative has additional information.

CHARGES ASSESSED IN CONNECTION WITH THE POLICY

  PREMIUM-BASED CHARGES. We deduct the following charges:

  (i) From each scheduled premium, any premiums for rider benefits, substandard risk class, and the portion of the annual administrative charge due with the premium equal to $55 per year if premiums are paid annually (or up to a total of $58.41 per year if premiums are paid more frequently);

  (ii) From each scheduled premium, after the charges in (i) above, a state premium tax charge of 2% and, during the first 15 Policy years, a sales charge of 6%;

  (iii) From each unscheduled payment, a state premium tax charge of 2% and a sales charge of 6%.

  See "Charges and Expenses" for a discussion of certain charges under automatic issue Policies.

  SURRENDER CHARGE. During the first 15 Policy years, a surrender charge will apply if you totally or partially surrender the Policy, or allow it to lapse. The surrender charge includes:

  -- a deferred administrative charge. This charge is $5.00 per $1,000 of face amount in the first ten Policy years, and then reduces monthly until it reaches 0 at the end of the 15th Policy year;

  -- a deferred sales charge. The maximum charge for an insured with an issue age of 53 or less applies if you lapse or surrender the Policy in the tenth Policy year. The maximum charge in that year is an amount equal to 24% of the Policy's basic scheduled premium for the first Policy year plus 4% of the basic scheduled premiums for the second through tenth Policy years. The charge decreases on a monthly basis beginning in Policy year 11 until it reaches 0 at the end of Policy year 15. The charge may be less if the issue age is above 53.

  We deduct the surrender charge from the Policy's available cash value, regardless of whether that cash value comes from scheduled premiums, unscheduled payments, or investment experience.

  CHARGES DEDUCTED FROM CASH VALUE. We deduct certain charges from the cash value:

  -- Monthly charge for the cost of insurance;

  -- Monthly administrative charge equal to $0.015 per $1,000 of face amount;

  -- In the first Policy year, an additional monthly administrative fee equal to $0.035 per $1,000 of face amount;

  -- Monthly minimum death benefit guarantee charge of $0.01 per $1,000 of face amount.

  In addition, if you use the Special Premium Option to skip a scheduled premium payment, we will deduct from your cash value 92% of the portion of the annual $55 administrative charge, and of any rider or substandard risk premium that was due with the skipped premium.

  See "Charges and Expenses" for a discussion of certain charges under automatic issue Policies.

  CHARGES DEDUCTED FROM THE VARIABLE ACCOUNT AND THE ELIGIBLE FUNDS. The following charges are deducted from the Variable Account and Eligible Fund assets:

  -- Daily charge against the sub-account assets for our mortality and expense risk, equal to an annual rate of .60%;

  -- Daily charges against the Eligible Fund portfolios for investment advisory services and fund operating expenses.

  See "Charges and Expenses".

                              [CHART APPEARS HERE]

HOW THE POLICY WORKS

PREMIUM PAYMENTS

 .  Guaranteed not to increase

CHARGES FROM PREMIUM

 .  Any rider premiums
 .  Annual Admin Charge - $55
 .  Substandard Risk Premium
 .  Sales Load (5%* for 15 years)
 .  Premium Tax Charge (2%*)

UNSCHEDULED PAYMENTS

 .  Sales Load (6%)
 .  State Premium Tax Charge (2%)

SPECIAL PREMIUM OPTION

 . If used, we deduct charges for Annual Admin. Charge and any riders or substandard risk premium from cash value

LOANS

 .  After the free look period, you may borrow up to 90% of the adjusted cash value (100% in Alabama)
 .  The loan interest charge is 6%. We transfer loaned funds out of the Eligible
   Funds into the General Account where we credit them with 5% interest

RETIREMENT BENEFITS

 .  Fixed settlement options are available for policy proceeds

* Percent of Premium after deducting Annual Admin. Charge, Rider Premiums and Substandard Risk Premiums


CASH VALUES

 . Net scheduled premiums or net unsecheduled payments invested in your choice of Eligible Fund investments or the Fixed Account after an initial period in the Zenith Money Market Sub-Account
 .  The cash value reflects investment experience, interest, payments and policy charges
 .  We do not guarantee the cash value invested in the Eligible Funds
 .  Any earnings you accumulate are free of any current income taxes
 . You may change the allocation of future net premiums at any time. You may currently transfer funds among investment options (and to the Fixed
   Account) up to 12 times per policy year, after the free look period
 .  We limit the timing, frequency and amount of transfers from (and in some cases to) the Fixed Account
 . You may allocate your cash value among a maximum of ten accounts at any one time

DEATH BENEFIT

 .  Level or Variable Death Benefit Options
 . Guaranteed not to be less than initial face amount less any loan balance . Income tax free to named beneficiary

DAILY DEDUCTIONS FROM ASSETS

 .  Mortality and expense risk charges of 0.60% on an annual basis are deducted from the cash value
 .  Investment advisory fees and other expenses are deducted from the Eligible
   Fund values

BEGINNING OF MONTH CHARGES

 .  We deduct the cost of insurance protection from the cash value each month
 . Minimum Death Benefit Guarantee Charge of $.01 per $1000 face amount monthly . Admin. Charge 1st yr. $.05 per $1000 face amount monthly; $.015 per $1000 face amount monthly in renewal years

SURRENDER CHARGES

 .  Deferred Sales Charge and Deferred Administrative Charge (see page A-13)

LIVING BENEFITS

 . If policyholder has elected and qualified for disability waiver of premium rider and becomes totally disabled, we will waive premiums during the period of disability. Unscheduled payments are not covered by the waiver of premium rider
 .  You may surrender the Policy at any time for its cash surrender value
 .  Deferred income taxes, including taxes on certain amounts borrowed, become payable upon surrender
 .  Grace period for scheduled premiums is 31 days from due date. Nonforfeiture options are extended term insurance and paid-up insurance
 . Subject to our rules, you may reinstate a lapsed Policy within seven years of date of lapse if it has not been surrendered

RECEIPT OF COMMUNICATIONS AND PAYMENTS AT NELICO'S HOME OFFICE

  We will treat your request for a Policy transaction or your submission of a payment as received by us if we receive a request conforming to our administrative procedures or a payment at our Home Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open on that day, then we will treat it as received on the next day when the New York Stock Exchange is open.

NELICO

  NELICO was organized as a stock life insurance company in Delaware in 1980 and is licensed to sell life insurance in all states, the District of Columbia and Puerto Rico. Originally, NELICO was a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), a life insurance company whose principal office is One Madison Avenue, New York, NY 10010. MetLife then became the parent of NELICO. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. In connection with the merger, NELICO changed its name from "New England Variable Life Insurance Company" to "New England Life Insurance Company" and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. NELICO's Home Office is now at 501 Boylston Street, Boston, Massachusetts 02116. NELICO's mailing address is: P.O. Box 9116, Boston, Massachusetts 02117.

  The following chart illustrates the relationship of NELICO, the Fixed Account, the Variable Account and the Eligible Funds.

                             [CHART APPEARS HERE]

                                     NELICO
(Insurance company subsidiary of MetLife)

We deduct charges.
We allocate net premiums and net unscheduled payments to your choice of sub-accounts in the Variable Account or to the Fixed Account.

Premiums and Unscheduled Payments

Fixed Account
VARIABLE ACCOUNT
Zenith Capital Growth Sub-Account
Zenith Back Bay Bond Income Sub-Account
Zenith Back Bay Money Market Sub-Account
Zenith Back Bay Managed Sub-Account
Zenith Westpeak Stock Index Sub-Account
Zenith Westpeak Growth and Income Sub-Account
Zenith Loomis Sayles Small Cap Sub-Account
Zenith Balanced Sub-Account
Zenith Alger Equity Growth Sub-Account
Zenith Davis Venture Value Sub-Account
Zenith Harris Oakmark Mid Cap Value Sub-Account
Zenith Morgan Stanley International Magnum Equity Sub-Account
Zenith MFS Investors Sub-Account
Zenith MFS Research Managers Sub-Account
Metropolitan Putnam Large Cap Growth Sub-Account
Metropolitan Janus Mid Cap Sub-Account
Metropolitan Russell 2000 Index Sub-Account
VIP Equity-Income Sub-Account
VIP Overseas Sub-Account
VIP High Income Sub-Account
VIP II Asset Manager Sub-Account

Sub-accounts buy shares of the Eligible Funds.

NEW ENGLAND ZENITH FUND
Capital Growth Series
Back Bay Advisors Bond Income Series
Back Bay Advisors Money Market Series
Back Bay Advisors Managed Series
Westpeak Stock Index Series
Westpeak Growth and Income Series
Loomis Sayles Small Cap Series
Balanced Series
Alger Equity Growth Series
Davis Venture Value Series
Harris Oakmark Mid Cap Value Series
Morgan Stanley International Magnum Equity Series
MFS Investors Series
MFS Research Managers Series

METROPOLITAN SERIES FUND, INC.*
Putnam Large Cap Growth Portfolio
Janus Mid Cap Portfolio
Russell 2000 Index Portfolio

VIP
Equity-Income Portfolio
Overseas Portfolio
High Income Portfolio

VIP II
Asset Manager Portfolio

Eligible Funds buy portfolio investments to support values and benefits of the Policies.

* Availability of the Portfolios of the Metropolitan Series Fund, Inc. is subject to any necessary state insurance department approvals.

                          POLICY VALUES AND BENEFITS

DEATH BENEFIT

  DEATH BENEFIT OPTIONS. When you apply for a Policy, you choose between two death benefit options. The death benefit option under a Policy may not be changed.

  The Option 1 death benefit is equal to the face amount of the Policy. The Option 1 death benefit is fixed, subject to increases required by the Internal Revenue Code.

  The Option 2 death benefit is equal to the face amount of the Policy plus the amount, if any, by which the Policy's cash value exceeds its "tabular cash value". The Policy's "tabular cash value" is a hypothetical value and is discussed under "Tabular Cash Value" below. The Option 2 death benefit is also subject to increases required by the Internal Revenue Code.

  Generally, the Option 2 death benefit may exceed the face amount if the Policy's sub-accounts (and the cash value in the Fixed Account) have earned greater than a 5% net return, if you have paid more than the scheduled premiums, or if less than the maximum charges were deducted.

  To meet the Internal Revenue Code's definition of life insurance, the death benefit will not be less than the Policy's cash value divided by the net single premium per dollar of death benefit at the insured's attained age. This means that if the cash value grows to certain levels, the death benefit increases to satisfy tax law requirements. At that point, any payment you make into the Policy will increase the death benefit by more than it increases the cash value.

GUARANTEED MINIMUM DEATH BENEFIT

  Under both death benefit options, the death benefit is guaranteed not to be less than the Policy's face amount regardless of the investment experience of the Policy's sub-accounts, as long as you paid the scheduled premiums when due or, under the Special Premium Option, they were not required to be paid. (See "Scheduled Premiums" and "Special Premium Option".) However, if an "excess Policy loan" exists, the Policy may terminate even if you paid all scheduled premiums. (See "Loan Provision" for the definition of "excess Policy loan".)

AGE 100

  The Policies endow at age 100 of the insured for the greater of the current cash value and the Policy face amount (each reduced by any outstanding loans plus interest). You can elect to continue the Policy beyond age 100 of the insured instead of taking payment at age 100. Sixty days before the anniversary when the insured is age 100 we will send you an election form. If you elect to continue the Policy, the cash value will remain in the sub-accounts and/or Fixed Account that you have chosen. We will not deduct Policy charges or accept premium payments after age 100. You can continue to make loans, surrenders and account transfers. The death benefit after age 100 equals the greater of (1) the Policy's face amount at age 100 (as reduced by any later surrenders), and (2) the cash value on the date of death. The proceeds we pay will be reduced by any outstanding loan plus interest.

DEATH PROCEEDS PAYABLE

  The death proceeds we pay are equal to the death benefit reduced by any outstanding loan and accrued loan interest. If the death occurs during the grace period, we reduce the proceeds by the portion of any unpaid scheduled premium for the period prior to the date of death. (See "Default and Lapse Options".) We increase the death proceeds by any rider benefits payable and by the portion of any scheduled premium paid for a period beyond the date of death. We increase the death proceeds by any rider benefits payable.

  We may adjust the death proceeds if the insured's age or sex was misstated in the application, if death results from the insured's suicide within two years (less in some states) from the Policy's date of issue, or if a rider limits the death benefit. (See "Limits to NELICO's Right to Challenge the Policy".)

TABULAR CASH VALUE

  The Policy's tabular cash value is a hypothetical value. We use it to determine (1) the Option 2 death benefit, (2) whether you can skip a premium payment under the Special Premium Option, and (3) how much cash value you can withdraw from the Policy. (See "Death Benefit", "Special Premium Option", and "Partial Surrender and Partial Withdrawal".)

  See the Glossary for the definition of the tabular cash value.

  Your premium payment schedule (annual vs. quarterly, for example) affects the amount of the tabular cash value. We calculate the tabular cash value on any day as if your current payment schedule had always been in effect.

CASH VALUE

  Your Policy's cash value includes its cash value in the Variable Account and in the Fixed Account. If you have a Policy loan, the cash value also includes the amount we hold in our general account as a result of the loan. The cash value reflects:

  --scheduled premiums

  --unscheduled payments

  --the net investment experience of the Policy's sub-accounts

  --interest credited to the cash value in the Fixed Account

  --interest credited to amounts held in the general account for a Policy loan

  --the death benefit option you choose

  --Policy charges (including amounts deducted when you use the Special Premium Option)

  --partial surrenders and partial withdrawals

  --transfers among the sub-accounts and Fixed Account

  --the premium payment schedule (annual vs. quarterly, for example) you choose

  We pay you the NET cash value if you surrender the Policy. It equals the cash value minus any outstanding Policy loan (and accrued interest) and any surrender charge that applies. We add to the net cash value the cost of insurance charge for the remainder of the month. (See "Loan Provision", "Surrender Charge" and "Monthly Charges for the Cost of Insurance".)

  The Policy's net cash value in the Variable Account may increase or decrease daily depending on net investment experience. Poor investment experience can reduce the cash value to zero. YOU HAVE THE ENTIRE INVESTMENT RISK FOR THE CASH VALUE IN THE VARIABLE ACCOUNT.

NET INVESTMENT EXPERIENCE

  The net investment experience of the sub-accounts affects the Policy's cash value and, in some cases, the death benefit. We determine the net investment experience of each sub-account as of the close of regular trading on the New York Stock Exchange on each day when the Exchange is open for trading.

  A sub-account's net investment experience for any period is based on the investment experience of the underlying Eligible Fund shares for the same period, reduced by the charges against the sub-account (currently only the mortality and expense risk charge) for that period.

  The investment experience of the Eligible Fund shares for any period is the increase or decrease in their net asset value for the period, increased by the amount of any dividends or capital gains distributions on the shares during the period. Dividends and capital gains distributions on Eligible Fund shares are reinvested in additional shares of the Fund.

ALLOCATION OF NET PREMIUMS

  Your cash value is held in the general account of NELICO or an affiliate until we issue the Policy. We credit the first net scheduled premium (and any net unscheduled payment made with it) with net investment experience equal to that of the Zenith Back Bay Money Market Sub-Account from the investment start date until the later of 45 days after the date Part 1 of the application is signed or 10 days after we mail the Notice of Withdrawal Right. (The "investment start date" is defined below.) Then, we allocate the cash value to the sub-accounts and/or the Fixed Account as you choose.

AMOUNT PROVIDED FOR INVESTMENT UNDER THE POLICY

  INVESTMENT START DATE. The investment start date is the latest of: the date when we first receive a premium payment for the Policy, the date Part II of the Policy application is signed and the Policy Date. (For this purpose, receipt of the premium payment means receipt by your registered representative, if the payment is made with the application; otherwise, it means receipt by the Home Office, or by a NELICO agency if earlier.)

  PREMIUM WITH APPLICATION. If you make a premium payment with the application, the Policy Date is generally the later of the date Part II of the application is signed and receipt of the premium payment. In that case the Policy Date and investment date are the same. The amount of premium paid with the application must be at least 10% of the annual scheduled premium for the Policy or one monthly scheduled premium. You may only make one premium payment before the Policy is issued. Generally, you cannot submit a premium payment with an application for a Policy to be used in a tax-qualified pension plan. (Special rules apply for payroll deduction plans.)

  If you make a premium payment with the application, we will cover the insured under a temporary insurance agreement for a limited period that usually begins when we receive the premium for the Policy (or, if later, on the date when Part II of the application is signed). The maximum temporary coverage is the lesser of the amount of insurance applied for and $500,000 for standard risks ($250,000 for substandard risks and $50,000 for persons who are determined to be uninsurable.) Special rules apply for payroll deduction plans.

  If we issue a Policy, Monthly Deductions and cost of insurance charges begin from the Policy Date, even if we delayed the Policy's issuance for underwriting. The deductions are for the face amount of the Policy issued, even if the temporary insurance coverage during underwriting was for a lower amount. If we decline an application, we refund the premium payment made and any unscheduled payment made.

  PREMIUM ON DELIVERY. If you pay the initial premium on delivery of the Policy, the Policy Date is usually five days after issue. The investment start date is the later of the Policy Date and the date we received the premium. Monthly charges begin on the Policy Date. We credit interest at a 5% net rate to the Policy for any period between the Policy Date and the investment start date. Insurance coverage begins when we receive the premium.

  BACKDATING. We may sometimes backdate a Policy, if you request, by assigning a Policy Date earlier than the date the application is signed. You may wish to backdate so that you can obtain a lower premium, based on a younger insurance age, or, in a pension plan, to give all Policies the same anniversary date. Backdating in some cases results in a Policy with a higher surrender charge. For a backdated Policy, you must also pay the scheduled premiums payable for the period between the Policy Date and the investment start date. As of the investment start date, we allocate to the Policy those net scheduled premiums, adjusted for monthly Policy charges and interest at a 5% net rate for that period.

"FREE LOOK" PROVISION

  You may cancel the Policy within 45 days after the date Part 1 of the application is signed, within 10 days (more in some states) after you receive the Policy or within 10 days after we mail the Notice of Withdrawal Right, whichever is latest. You may return the Policy to us or your registered representative. Insurance coverage ends as soon as you return the Policy (determined by postmark, if the Policy is mailed.) If you cancel the Policy, we refund any scheduled premium paid (or any other amount that is required by state insurance law) and any unscheduled payments made. This provision is called "Right to Return the Policy" in the Policy.

                             CHARGES AND EXPENSES

  The amount of a charge may not necessarily correspond to the costs of the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge and Deferred Sales Charge may not fully cover all of our sales and distribution expenses, and we may use proceeds from other charges, including the mortality and expense risk charge, to help cover those expenses. We can profit from certain charges.

DEDUCTIONS FROM PREMIUMS AND UNSCHEDULED PAYMENTS

  We deduct these charges from scheduled premiums to arrive at the Policy's BASIC scheduled premium:

  (i) charges for any rider benefits;

  (ii) an extra premium if your Policy is in a substandard risk class;

  (iii) the portion of the annual Policy administrative charge that is due with that scheduled premium payment. The total annual Policy administrative charge is $55 per year for Policies that pay premiums once a year and increases if you pay your premium in installments. The maximum charge is $58.41.

  We do not deduct the charges described above from unscheduled payments.

  Under Version 1 automatic issue Policies the annual Policy administrative charge is $45 rather than $55. Under Version 2 automatic issue Policies we deduct from your scheduled premium an extra premium that is charged for automatic issue status to arrive at the basic scheduled premium. See "Monthly Charges for the Cost of Insurance".

  SALES CHARGE. We deduct a 6% sales charge from (i) each BASIC scheduled premium payment during the first 15 Policy years and (ii) from each unscheduled payment made in any Policy year.

  During the first 15 Policy years, if you surrender or lapse the Policy or take a partial surrender, a Deferred Sales Charge will also apply.

  Sales charges for Policies sold under certain group or sponsored arrangements may be less than for other Policies.

  STATE PREMIUM TAX CHARGE. We deduct 2% from each BASIC scheduled premium and each unscheduled payment for state premium taxes. These taxes vary from state to state and the 2% rate reflects an average.

   EXAMPLE: The following chart shows the net scheduled premium that would be allocated to the Variable Account under a Policy with an annual scheduled premium of $2,000. The example assumes that the Policy has no rider benefits, and that the insured is not in a substandard risk classification.

       BEGINNING OF                                              AMOUNT OF NET
       POLICY YEAR                                             SCHEDULED PREMIUM
       ------------                                            -----------------
       1-15...................................................     $1,789.40
       Thereafter.............................................      1,906.10

   If the Policy Owner made an unscheduled payment of $2,000, the amount of the net unscheduled payment that would be allocated to the Variable Account is $1,840, regardless of the Policy year.

SURRENDER CHARGE

  During the first 15 Policy years, if you totally or partially surrender your Policy, or allow it to lapse, we deduct a Surrender Charge from the cash value. The Surrender Charge includes a Deferred Sales Charge and a Deferred Administrative Charge. (Policies issued in certain states may have lower Surrender Charges because of insurance law requirements.)

  DEFERRED SALES CHARGE. The Deferred Sales Charge applies to the lesser of:

  (i) the total payments (both scheduled premiums and unscheduled payments) made; and

  (ii) the Policy's total BASIC scheduled premiums up to the date of surrender or lapse, whether or not you have paid each of those premiums.

  For Policies with scheduled premiums that are paid once a year and which cover insureds who are age 53 or less at issue, the greatest Deferred Sales Charge applies in the tenth Policy year. The Deferred Sales Charge in that year equals 24% of the basic scheduled premium for the first Policy year plus 4% of the basic scheduled premiums for Policy years two through ten. After the tenth Policy year, the maximum charge declines on a monthly basis until it reaches 0% in the last month of the fifteenth Policy year.

  The table below shows the Deferred Sales Charge for insureds who are age 53 or less at issue when scheduled premiums are paid on an annual frequency. The table shows the charge as a percentage of the total annual basic scheduled premiums to date, if the lapse or surrender occurs at the end of each of the Policy years shown.

                                                                         WHICH IS EQUAL TO THE
                                                  THE MAXIMUM DEFERRED   FOLLOWING PERCENTAGE
                                                   SALES CHARGE IS THE    OF THE TOTAL ANNUAL
                      FOR POLICIES WHICH         FOLLOWING PERCENTAGE OF    BASIC SCHEDULED
                      ARE SURRENDERED OR               ONE ANNUAL         PREMIUMS TO DATE OF
                         LAPSE DURING            BASIC SCHEDULED PREMIUM  SURRENDER OR LAPSE
                      ------------------         ----------------------- ---------------------
Entire Policy year             1                            24%                  24.00%
                               2                            28%                  14.00%
                               3                            32%                  10.66%
                               4                            36%                   9.00%
                               5                            40%                   8.00%
                               6                            44%                   7.33%
                               7                            48%                   6.86%
                               8                            52%                   6.50%
                               9                            56%                   6.22%
                              10                            60%                   6.00%
Last month of Policy
 years                        11                            48%                   4.36%
                              12                            36%                   3.00%
                              13                            24%                   1.85%
                              14                            12%                   0.86%
                              15 and thereafter              0%                   0.00%

  For insureds who are above age 53 at issue, the percentages are less than or equal to those described above, with the maximum percentage occurring in years one through seven for insureds with an issue age up to 70 and during the first five Policy years for insureds with an issue age of 71 and above.

  The Deferred Sales Charge rate is the same regardless of your premium schedule. However, because the amount of an annual premium is higher if you pay it in installments instead of annually (e.g., semi-annually or quarterly), the dollar amount of the Deferred Sales Charge will also be higher if you pay premiums in installments rather than once a year.

  In the case of a partial surrender, we deduct a proportionate amount of the Deferred Sales Charge from the net cash value remaining after you have received the amount requested.

  DEFERRED ADMINISTRATIVE CHARGE. The table below shows the Deferred Administrative Charge we deduct if you totally or partially surrender or lapse the Policy:

                                                       DEFERRED ADMINISTRATIVE
                             FOR POLICIES WHICH ARE       CHARGE PER $1,000
                           SURRENDERED OR LAPSE DURING     OF FACE AMOUNT*
                           --------------------------- -----------------------
     Entire Policy years              1-10                      $5.00
     Last month of Policy
      years*                            11                       4.00
                                        12                       3.00
                                        13                       2.00
                                        14                       1.00
                                        15                       zero

--------
* The charge declines monthly in equal dollar amounts after the end of the tenth Policy year.

DEDUCTIONS FROM CASH VALUE

  MONTHLY DEDUCTION. On the Policy Date and on the first day of each Policy month, we make a Monthly Deduction from your cash value for these charges:

  (i) An administrative charge of $0.015 per $1000 of the Policy's face amount;

  (ii) During the first Policy year, an additional administrative fee of $0.035 per $1000 of the Policy's face amount;

  (iii) A minimum death benefit guarantee charge of $0.01 per $1000 of the Policy's face amount.

  If a Policy loan exists and the Policy's net cash value is not large enough to pay the Monthly Deduction in any month, the difference is treated as an excess Policy loan and the Policy may terminate. (See "Loan Provision".)

  MONTHLY CHARGES FOR THE COST OF INSURANCE. We deduct the cost of providing insurance protection on the Policy Date and on the first day of each Policy month. The cost of insurance for a Policy month is equal to the amount at risk multiplied by the cost of insurance rate for that month. We determine the amount at risk on the first day of the Policy month after we process the Monthly Deduction. The amount at risk is the amount by which the death benefit, discounted at the monthly equivalent of 5% per year, exceeds the cash value. Cost of insurance rates vary monthly.

  If a Policy loan exists and the net cash value is not large enough to cover the cost of insurance for a Policy month, the difference is treated as an excess Policy loan and the Policy may terminate. (See "Loan Provision".)

  The guaranteed cost of insurance rates for a Policy depend on the insured's

  -- underwriting class

  -- age on the first day of the Policy year

  -- sex (if the Policy is sex-based).

  We guarantee that the rates will not be higher than those based on the 1980 Commissioners Standard Ordinary Mortality Tables (the "1980 CSO Tables"), with smoker/nonsmoker modifications. The actual rates we use may be lower than the maximum rates, depending on our expectations about our future mortality and expense experience, lapse rates and investment earnings. We review the adequacy of our cost of insurance rates periodically and may adjust them. Any change will apply prospectively.

  The underwriting classes we use to determine cost of insurance rates for standard issues are smoker and nonsmoker. Substandard Policies use the same smoker and nonsmoker standard rates, but require an extra premium as part of the total scheduled premium. The overall monthly cost of insurance charges of a substandard risk Policy, including the extra premium, could exceed charges based on 100% of the 1980 CSO Tables.

  Cost of insurance rates are generally lower for nonsmokers than for smokers and generally lower for females than for males. Where required by state law, and for Policies sold in connection with some employee benefit plans, cost of insurance rates (and Policy values and benefits) do not vary based on the sex of the insured.

  Generally, for Policies we have issued to juvenile insureds (below age 20 at issue), cost of insurance rates are based on the standard class until the insured reaches age 20 and on the smoker class thereafter, unless the insured gives us satisfactory evidence of his or her nonsmoker status. For Policies issued to juveniles in New Jersey on or after May 1, 1997, we initially assign the insured to the nonsmoker class at age 20 and inquire as to the insured's actual smoker status. Cost of insurance rates for juvenile Policies are based on the 1980 CSO aggregate tables until the insured reaches age 20 and are based on the 1980 CSO Tables with smoker/nonsmoker modifications thereafter.

  Eligible purchasers outside the state of New Jersey may have purchased automatic issue Policies. We issue automatic issue Policies based on very limited underwriting information. Version 1 automatic issue Policies have their own cost of insurance rates and premiums. The cost of insurance rates do not vary based on the insured's smoker status. Version 2 automatic issue Policies have the same cost of insurance rates and basic scheduled premiums as fully underwritten Policies but require an additional premium. The cost of insurance rates for Version 1 automatic issue Policies exceed those based on 100% of the 1980 CSO Tables. The overall charges for insurance protection under a Version 2 automatic issue Policy are generally lower than under a Version 1 Policy if the Version 2 Policy uses nonsmoker cost of insurance rates, and may be slightly lower or slightly higher than under a Version 1 Policy if the Version 2 Policy uses smoker cost of insurance rates.

  Some group or sponsored arrangements may be eligible to purchase Policies on a simplified underwriting basis. There is no extra premium for Policies issued on a simplified underwriting basis unless the insured is in a substandard risk class.

  CHARGES UNDER THE SPECIAL PREMIUM OPTION. If you use the Special Premium Option to skip a scheduled premium payment, we deduct from the Policy's cash value 92% of:

  -- the amount of the annual administrative charge, plus

  -- any rider premiums, plus

  -- any premiums for substandard risk class (or Version 2 automatic issue status) that were due with the scheduled premium. (See "Special Premium Option".)

We deduct these charges from the Policy's sub-accounts in proportion to the Policy's cash value in each sub-account.

  CHARGES FOR ADDITIONAL SERVICES. We may charge you a nominal fee, which we will bill directly to you, if you request a Policy re-issue or re-dating.

CHARGES AGAINST THE ELIGIBLE FUNDS AND THE SUB-ACCOUNTS OF THE VARIABLE
ACCOUNT

  MORTALITY AND EXPENSE RISK CHARGE. We charge the sub-accounts of the Variable Account for our mortality and expense risks. Currently, the charge is made daily at an annual rate of .60% of the sub-accounts' assets. The mortality risk we assume is that insureds may live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering the Policies may be more than we estimated.

  CHARGES FOR INCOME TAXES. We currently do not charge the Variable Account for income taxes, but in the future we may make such a charge, if appropriate. (See "Charge for NELICO'S Income Taxes".)

  ELIGIBLE FUND EXPENSES. Charges for investment advisory fees and other expenses are deducted from the assets of the Eligible Funds.

  The following table shows the annual operating expenses for each New England Zenith Fund series, based on actual expenses for 1999, after any applicable expense cap or expense deferral arrangement.

ANNUAL OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER ANY EXPENSE CAP)

                                    BACK       BACK
                                    BAY         BAY        BACK            WESTPEAK   LOOMIS
                                  ADVISORS   ADVISORS      BAY    WESTPEAK  GROWTH    SAYLES
                          CAPITAL   BOND       MONEY     ADVISORS  STOCK      AND     SMALL
                          GROWTH   INCOME     MARKET     MANAGED   INDEX    INCOME     CAP
                          SERIES   SERIES     SERIES      SERIES   SERIES   SERIES   SERIES*
                          ------- -------- ------------- -------- -------- --------- --------
Management Fee..........   .62%     .40%        .35%       .50%     .25%     .68%      .90%
Other Expenses..........   .04%     .08%        .05%       .08%     .10%     .06%      .10%
                           ----     ----       -----       ----     ----     ----     -----
 Total Series Operating
  Expenses..............   .66%     .48%        .40%       .58%     .35%     .74%     1.00%

ANNUAL OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER EXPENSE DEFERRAL)

                                              MORGAN
                          HARRIS              STANLEY
                          OAKMARK          INTERNATIONAL  DAVIS    ALGER               MFS
                          MID CAP             MAGNUM     VENTURE   EQUITY     MFS    RESEARCH
                           VALUE  BALANCED    EQUITY      VALUE    GROWTH  INVESTORS MANAGERS
                          SERIES   SERIES     SERIES      SERIES   SERIES   SERIES*  SERIES*
                          ------- -------- ------------- -------- -------- --------- --------
Management Fee..........   .75%     .70%        .90%       .75%     .75%     .75%      .75%
Other Expenses..........   .13%     .07%        .40%       .06%     .05%     .15%      .15%
                           ----     ----       -----       ----     ----     ----     -----
 Total Series Operating
  Expenses..............   .88%     .77%       1.30%       .81%     .80%     .90%      .90%

--------

* Without the applicable expense cap or expense deferral arrangement (described below), Total Series Operating Expenses for the year ended December 31, 1999 would have been: MFS Investors Series, 2.03%; and MFS Research Managers Series, 2.03%, both on an annualized basis since the Series' start date of April 30, 1999. In 1999 the management fee for the Loomis Sayles Small Cap Series was 1.00%, and Total Series Operating Expenses were capped at 1.00%. Without the expense cap, Total Series Operating Expenses would have been 1.10%.

  Our affiliate, New England Investment Management, Inc., advises the series of the Zenith Fund except for the Capital Growth Series. New England Investment Management voluntarily limits the expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain series with either an expense cap or expense deferral arrangement. Under the expense cap, New England Investment Management bears expenses of the Loomis Sayles Small Cap Series that exceed 1.00% of average daily net assets. Under the expense deferral agreement, New England Investment Management bears expenses of the Harris Oakmark Mid Cap Value, Morgan Stanley International Magnum Equity, MFS Investors, and MFS Research Managers Series that exceed .90% of average daily net assets (1.30% for the Morgan Stanley International Magnum Equity Series) in the year the series incurs them and charges those expenses to the series in a future year if actual expenses of the series are below the limit. New England Investment Management may end these expense limits at any time.

  MetLife is the investment advisor for the Portfolios of the Metropolitan Series Fund, Inc. The Portfolios pay investment management fees to MetLife and also bear other expenses. The chart below shows the total operating expenses of the Portfolios based on the year ended December 31, 1999 and current expense subsidies (in the case of the Putnam Large Cap Growth Portfolio, anticipated expenses for 2000) as a percentage of Portfolio net assets.

                                                                     TOTAL
  PORTFOLIO                      MANAGEMENT FEES OTHER EXPENSES ANNUAL EXPENSES
  ---------                      --------------- -------------- ---------------
  Putnam Large Cap Growth.......       .80%           .20%           1.00%*
  Janus Mid Cap.................       .67%           .04%            .71%
  Russell 2000 Index............       .25%           .30%            .55%*

--------

* MetLife voluntarily pays expenses (other than the management fee, brokerage commissions, taxes, interest and other loan costs, and any unusual one-time expenses) of the Putnam Large Cap Growth Portfolio that exceed .20% of net assets until the earlier of (i) July 1, 2002 and (ii) the date when the Portfolio's net assets reach $100 million. Without this subsidy, the anticipated total annual expenses of the Putnam Large Cap Growth Portfolio would be 1.39%. MetLife also paid such expenses that exceeded .20% of net assets for the Russell 2000 Index Portfolio until December 3, 1999. Without this subsidy the total annual expenses of the Russell 2000 Index Portfolio for 1999 would have been .89%. Beginning February 22, 2000, MetLife is paying such expenses that exceed .30% of the Russell 2000 Index Portfolio's net assets until the earlier of (i) April 30, 2001 and (ii) the date when the Portfolio's assets reach $200 million. Total Annual Expenses for the Russell 2000 Index Portfolio are shown as if this subsidy was in effect for the entire current year. MetLife can terminate these arrangements at any time upon notice to the Board of Directors and to Fund shareholders.

  The investment adviser for VIP and VIP II is Fidelity Management & Research Company ("FMR"). The Portfolios of VIP and VIP II pay investment management fees to FMR and also bear certain other expenses. For the year ended December 31, 1999, the total operating expenses of the Portfolios, as a percentage of Portfolio average net assets, were:

                                                                      TOTAL
  PORTFOLIO               MANAGEMENT FEES     OTHER EXPENSES     ANNUAL EXPENSES
  ---------               ---------------     --------------     ---------------
  VIP Equity-Income             .48%               .09%                .57%*
  VIP Overseas                  .73%               .18%                .91%*
  VIP High Income               .58%               .11%                .69%
  VIP II Asset Manager          .53%               .10%                .63%*

--------

* Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. If we included these reductions, total annual expenses would have been .56% for VIP Equity-Income Portfolio, .87% for VIP Overseas Portfolio and .62% for VIP II Asset Manager Portfolio.

  An investment adviser or affiliates thereof may compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Policies and certain other variable insurance products that we and our affiliates issue. Some advisers and/or affiliates may pay us more than others. New England Securities may also receive brokerage commissions on securities transactions initiated by an investment adviser.

GROUP OR SPONSORED ARRANGEMENTS

  We may issue the Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a situation where a trustee, employer or similar entity purchases individual Policies covering a group of individuals. Examples of such arrangements are tax-qualified pension plans and deferred compensation plans. A "sponsored arrangement" includes a situation where an employer or an association permits group solicitation of its employees or members for the purchase of individual Policies.

  We may waive, reduce or vary any Policy charges under Policies sold to a group or sponsored arrangement. We may also raise the interest rate credited to loaned amounts under these Policies. The amount of the variations and our eligibility rules may change from time to time. In general, they reflect cost savings over time that we anticipate for Policies sold to the eligible group or sponsored arrangements and relate to objective factors such as the size of the group, its stability, the purpose of the funding arrangement and characteristics of the group members. Consult your registered representative for any variations that may be available and appropriate for your case.

  The United States Supreme Court has ruled that certain insurance policies with values and benefits that vary with the sex of the insured may not be used to fund certain employee benefit programs. Therefore, we offer Policies that do not vary based on the sex of the insured to certain employee benefit programs. We recommend that employers consult an attorney before offering or purchasing the Policies in connection with an employee benefit program.

                                   PREMIUMS

SCHEDULED PREMIUMS

  The Policy requires scheduled premium payments until the insured reaches age
100. The scheduled premium amount depends on the Policy's face amount, the age, sex (unless unisex rates apply) and underwriting class of the insured, the premium payment schedule you select, and any rider benefit premiums.

  The underwriting classes we use for setting the scheduled premium are smoker standard, smoker substandard, nonsmoker standard, nonsmoker substandard, automatic issue (for Version 1 automatic issue Policies) and, for insureds age 0 to 19, standard and substandard. Premiums are generally higher for males than for females and generally higher for smokers than for nonsmokers. Premiums are also generally higher for Policies issued on older insureds. Scheduled premiums include the additional premiums charged for insureds in a substandard risk or Version 2 automatic issue classification and for rider benefits.

  You may make scheduled payments by check or money order. You may choose to have us withdraw your scheduled premium payments from your bank checking account or Nvest Cash Management Trust account. (This is known as the Master Service Account arrangement, or "MSA". Scheduled payments made through MSA may be maintained by NELICO or an affiliate in the general account pending their due date.)

  You can pay scheduled premiums on an annual, semi-annual or quarterly schedule, or, with our consent, monthly. The premium payment schedule you select affects the total premium you pay in a Policy year. The total premium is highest if you select the monthly frequency and lowest if you select the annual frequency. The payment schedule also affects the Policy's cash value and tabular cash value and, therefore, may affect the death benefit.

  You can change your premium payment schedule by sending your request to us. If you change to a less frequent payment schedule (e.g., from quarterly to annual) the change goes into effect on the next premium due date under the new schedule. Until then, you make payments under the old schedule; we do not accept an advance payment of the remaining premiums due for the year under the old schedule. If you change to a more frequent payment schedule (e.g., from annual to quarterly) the change goes into effect on the next premium due date under the original schedule. (See "Receipt of Communications and Payments at NELICO's Home Office".)

  Scheduled premiums are due at NELICO's Home Office or a NELICO agency on or before their due dates. We allocate net scheduled premiums, after the first, to your Policy's sub-accounts on the premium due dates, not when they are received. However, if you have not paid a premium by the due date, the cash
          -----------------------------------------------------------------
value attributable to you does not include that premium, or any investment
--------------------------------------------------------------------------
performance on it, until you actually pay it. If you use the Special Premium
---------------------------------------------
Option to skip a scheduled premium payment or if you miss a required scheduled premium payment, we withdraw from the Variable Account the net scheduled premium that we advanced, adjusted for net investment experience on it since the due date. (IF YOU DO NOT PAY A REQUIRED SCHEDULED PREMIUM, THE POLICY MAY LAPSE. SEE "DEFAULT AND LAPSE OPTIONS".)

  We may apply a credit to the initial scheduled premium under a Policy converted from certain term insurance that was issued by New England Mutual, NELICO or NELICO's affiliates. We may also apply a credit to scheduled premiums under a Policy issued to a home office employee of NELICO on the life of the employee, if the employee has worked for us for at least one year.

UNSCHEDULED PAYMENTS

  Within limits, you may make unscheduled payments as long as the Policy has not lapsed. We may require satisfactory evidence of insurability. In addition, our consent is needed if, in order to satisfy tax law requirements, the payment would increase the Policy's death benefit by more than it would increase the cash value. We will not accept an unscheduled payment if the Policy's scheduled premiums are being waived under a waiver of premium rider. (See "Additional Benefits by Rider".) We can prohibit or limit the amount of unscheduled payments under a substandard risk Policy. An unscheduled payment must be at least $10 if made under the Master Service Account or certain other monthly payment arrangements, and otherwise must be at least $25.

  You may ask us to include on your premium notice for the Policy anniversary a planned unscheduled payment amount in addition to the scheduled premium. Subject to our rules, you may use MSA to make unscheduled payments if you are using MSA to pay your scheduled premiums.

  Under any billing option, the total of all premiums and payments made could create a "modified endowment contract". You could consider the potential tax consequences before planning a series of unscheduled payments. (See "Tax Considerations".)

  We allocate an unscheduled payment to the Policy's sub-accounts as of the date we receive it. (See "Receipt of Communications and Payments at NELICO's Home Office".)

  RULES FOR CREDITING PAYMENTS TO THE VARIABLE ACCOUNT. We credit payments that are at least equal to the scheduled premium due, and that we receive

  -- with a premium notice, or

  -- within the period of 25 days before the premium due date to 31 days after the due date first, as the scheduled premium due;

    next, to pay any loan interest due; and

    then, as an unscheduled payment.

  We credit all other payments as unscheduled payments, unless you designate them as loan repayments.

  If you make an unscheduled payment during the grace period and the Policy lapses, we return the payment to you.

  If you pay premiums monthly, including by MSA, we credit payments as agreed by you and us. Payments made by MSA may be maintained by NELICO or an affiliate in the general account pending crediting. Billing and crediting procedures for some group or sponsored arrangements may differ from those used for other Policy Owners.

  If you have a Policy loan, it may be better to repay the loan than to make an unscheduled payment, because the unscheduled payment has sales and premium tax charges, and the loan repayment does not incur any charges. (See "Loan Provision" and "Deductions from Premiums and Unscheduled Payments".) We will not treat a payment as repayment of a Policy loan unless so designated by you.

SPECIAL PREMIUM OPTION

  When you apply for a Policy, or at a later date as long as the Policy is not lapsed, you may elect the Special Premium Option. If you do, you may be able to skip a scheduled premium payment or payments after the first Policy year.

  Specifically, if you have not paid a scheduled premium by the end of the grace period, the Policy will not lapse if the cash value on the premium due date (before we advanced the net premium due) exceeded the tabular cash value by at least the amount of the scheduled premium due, including any rider and substandard risk (or Version 2 automatic issue) premiums due. We will not use the Special Premium Option to prevent lapse if, immediately afterward, the amount of any outstanding Policy loan plus accrued interest would exceed the Policy's loan value.

  If we use the Special Premium Option, we deduct from the cash value, as of the premium due date, 92% of the portion of the annual administrative charge, and of any rider or substandard risk (or Version 2 automatic issue) premiums, that were due. We deduct these amounts from the Policy's sub-accounts in proportion to the Policy's cash value in each. (We also withdraw the net scheduled premium that we advanced to the Policy, adjusted for investment experience on it since the due date.)

  If you have elected both the Special Premium Option and the automatic premium loan provision, we first determine whether we can use the Special Premium Option before attempting to use an automatic premium loan. (See "Scheduled Premiums".)

  You may cancel the Special Premium Option and, generally, re-elect it at any time. The Special Premium Option is not available to you, however, while you are paying scheduled premiums by MSA.

AUTOMATIC PREMIUM LOAN

  If you elect this feature and you have not paid a scheduled premium by the end of the grace period, we use your Policy's available loan value to pay the scheduled premium to the next due date, if possible, but at least to the next quarterly due date. We will not make a premium loan if the Policy's loan value cannot pay at least a quarterly premium. Interest on the loan is charged from the premium due date. Like other Policy loans, an automatic premium loan can result in an excess Policy loan. (See "Loan Provision".) We will not make an automatic premium loan if you can skip the scheduled premium payment under the Special Premium Option.

DEFAULT AND LAPSE OPTIONS

  If you have not paid a required scheduled premium by its due date, then the premium is in default. The Policy provides a 31-day grace period for the payment. You have insurance coverage during the grace period, but if the insured dies before you pay the premium, we reduce the death proceeds by the portion of the unpaid premium for the period prior to the date of death.

  For 60 days after the due date of a premium in default, we do not make the usual Monthly Deductions and cost of insurance deductions from the Policy's cash value. If you pay the premium in default, we make these deductions retroactively. If you surrender the Policy while the premium is in default, we deduct the full Monthly Deduction and a prorated cost of insurance charge from the proceeds.

  If your Policy lapses, there are three lapse options that may be available:
Fixed Extended Term Insurance, Fixed Paid-Up Insurance and Variable Paid-Up Insurance. You may select a lapse option, or change your selection, by written request to us at any time up to 60 days after the due date of the premium in default. Eligibility conditions apply to the lapse options.

  FIXED EXTENDED TERM INSURANCE is fixed benefit life insurance for a limited term with no further premiums due. The death benefit is the same as the amount of your Policy's death benefit on the due date of the premium in default. We determine the term by applying the Policy's NET cash value as of the due date of the premium in default (that is, the cash value reduced by any Surrender Charge that applies and by any Policy loan balance), less any partial surrenders or partial withdrawals made during the grace period. Policy loans are not available. Fixed Extended Term Insurance is not available if your Policy is in a substandard or automatic issue class or is used in connection with a pension plan.

  If you are eligible for this option, it automatically applies unless you have elected Fixed or Variable Paid-Up Insurance. We will apply Fixed Paid-Up Insurance, however, if it would provide a greater death benefit.

  PAID-UP INSURANCE is permanent life insurance with no further premiums due. We determine the amount of insurance by applying the Policy's NET cash value as of the due date of the premium in default (that is, the cash value reduced by any Surrender Charge that applies and by any Policy loan balance), less any partial surrenders or partial withdrawals made during the grace period, as a net single premium at the current age of the insured. Policy loans are available.

  With our consent, you can elect VARIABLE PAID-UP INSURANCE as a lapse option if the NET cash value of your Policy as of the due date of the premium in default (that is, the cash value reduced by any Surrender Charge that applies and by any Policy loan balance), less any partial surrenders or partial withdrawals made during the grace period, is sufficient, when used as a net single premium at the insured's current age, to purchase paid-up insurance with an initial face amount at least equal to $5,000. If your Policy's net cash value will not purchase this minimum amount of insurance, then we will provide Fixed Paid-Up Insurance instead. Variable Paid-Up Insurance is usually not available under Policies in a substandard or Version 2 automatic issue class.

  The death benefit under Variable Paid-Up Insurance can vary monthly and the cash value can vary daily, depending on the net investment experience of the Policy's sub-accounts (and on the interest credited to any cash value in the Fixed Account). The death benefit will never be less than the initial amount of the Variable Paid-Up Insurance if there is no outstanding Policy loan. There is no minimum guaranteed cash value.

  We set the death benefit under Variable Paid-Up Insurance at the end of each Policy month for the next Policy month. The death benefit is the greater of the initial face amount of your Variable Paid-Up Insurance and the Variable Death Benefit. The Variable Death Benefit can increase or decrease, depending on how the Policy's actual investment experience for the month (plus any cost of insurance adjustment) compares to investment experience at the monthly equivalent of 5% per year.

  If the actual investment experience of the Policy's sub-accounts (and the net interest earned on any cash value in the Fixed Account), plus any cost of insurance adjustment, is greater than the monthly equivalent of 5% per year, the Variable Death Benefit increases. If it is less, the Variable Death Benefit decreases. The change in the Variable Death Benefit equals this difference between the actual return (plus any cost of insurance adjustment) and the assumed return, divided by the net single premium per dollar of death benefit at the current age of the insured. The cost of insurance adjustment reflects any difference between the actual and the guaranteed maximum cost of insurance charges under the Policy. Thus, changes in the Variable Death Benefit depend on the age, sex (unless the Policy is unisex) and underwriting class of the insured as well as on net investment experience.

  Although the paid-up death benefit will not be less than the initial face amount under the option, the Variable Death Benefit can be higher or lower than the initial amount. Changes in the Variable Death Benefit are carried forward, so that if investment experience reduces the Variable Death Benefit below the initial amount of Variable Paid-Up Insurance, subsequent favorable investment experience must first restore the Variable Death Benefit to the initial amount before it can cause the Variable Death Benefit to exceed the initial amount of Variable Paid-Up Insurance.

  The initial cash value under Variable Paid-Up Insurance is the Policy's NET cash value as of the due date of the premium in default, reduced by any partial surrenders or partial withdrawals made during the grace period. Thereafter, we determine the cash value in the same way as before lapse, except that we deduct a charge for the cost of insurance at the end of the Policy month instead of the beginning, and there are no Monthly Deductions. Because of this, the current cost of insurance rates under Variable Paid-Up Insurance are usually somewhat higher than they are under the Policy before lapse. Cost of insurance rates under Variable Paid-Up Insurance depend on the insured's underwriting class, attained age and sex (if the Policy is sex-based).

  You cannot make partial withdrawals, premium payments or unscheduled payments under Variable Paid-Up Insurance. You may surrender the Policy for its net cash value, which is its cash value reduced by any outstanding loan (and accrued interest) and by a pro-rated charge for the cost of insurance. The amount available for a Policy loan under Variable Paid-Up Insurance is determined in the same way as prior to lapse, and an excess Policy loan may also cause your Variable Paid-Up Insurance to lapse. (See "Loan Provision".) We reserve the right to limit sub-account transfers under a Variable Paid-Up Insurance Policy to four per Policy year. We currently allow 12 sub-account transfers per Policy year.

  REINSTATEMENT. If your Policy has lapsed, you may reinstate it within 7 years after the date of default. If more than 7 years have passed, or if you have surrendered the Policy, you need our consent to reinstate. Reinstatement in all cases requires payment of certain charges described in the Policy and usually requires evidence of insurability that is satisfactory to us.

                             OTHER POLICY FEATURES

LOAN PROVISION

  You may borrow all or part of the Policy's "loan value" at any time after the end of the "free look" period. We make the loan as of the date when we receive a loan request. (See "Receipt of Communications and Payments at NELICO's Home Office".) You should contact our Home Office or your registered representative for information on loan procedures. Policy loans are not available under a Policy continued as Fixed Extended Term Insurance.

  The Policy's loan value equals:

  (i) 90% (or more if required by state law) of the Policy's "projected cash value", minus

  (ii) the Policy's Surrender Charge on the next loan interest due date or, if greater, on the date the loan is made;

  (iii) discounted at the loan interest rate (6%).

  The "projected cash value" is the cash value projected to the next Policy anniversary or, if earlier, to the next premium due date, at a 5% rate. The loan value available is reduced by any outstanding loan plus interest.

    EXAMPLE: USING THE POLICY ILLUSTRATED ON PAGE A-41, ASSUME THAT THE POLICY'S PREMIUMS HAVE BEEN PAID WHEN DUE AND THAT THE POLICY'S SUB-ACCOUNTS HAVE EARNED A CONSTANT 6% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN (EQUAL TO A CONSTANT NET ANNUAL RATE OF RETURN OF 4.58%). AFTER THE PREMIUM PAYMENT ON THE 10TH POLICY ANNIVERSARY, THE MAXIMUM AMOUNT THAT YOU COULD BORROW WOULD BE DETERMINED AS FOLLOWS UNDER (I) AN ANNUAL PREMIUM PAYMENT SCHEDULE AND
 (II) A QUARTERLY PREMIUM PAYMENT SCHEDULE:

                                                                ANNUAL  QUARTERLY
                                                                ------- ---------
          Cash Value after Premium Payment on 10th Policy
      (1)  Anniversary.......................................   $19,422  $18,102
          Cash Value Projected at a Constant Annual Rate of
      (2)  Return of 5% to the
          (a) 11th Policy Anniversary........................    19,807
          (b) Next Premium Due Date..........................             18,179
      (3) 90% of Amount Calculated in (2)....................    17,826   16,361
          Amount Calculated in (3), Reduced by the Applicable
      (4)  Surrender Charge..................................    15,813   14,348
      (5) Amount Calculated in (4), Discounted at an Annual
           Rate of 6%
           Back to the 10th Policy Anniversary...............    14,918   14,136

  A Policy loan reduces the Policy's cash value in the sub-accounts by the amount of the loan. A loan repayment increases the cash value in the sub-accounts by the amount of the repayment. Unless you request otherwise, we attribute Policy loans and loan repayments to the sub-accounts in proportion to the cash value in each. (See "The Fixed Account" for information on when loans and loan repayments can impact cash value in the Fixed Account.)

  The interest rate charged on Policy loans is an effective rate of 6% per year (using simple interest during the year) and is due on the Policy anniversary. If not paid, we add the interest accrued to the loan amount, and we deduct an amount equal to the unpaid interest from the Policy's cash value in the sub-accounts. The amount we take from the Policy's sub-accounts as a result of the loan earns interest (compounded daily) at an effective rate of 5% per year. We credit this interest amount to the Policy's sub-accounts annually, in proportion to the cash value in each.

  The amount taken from the Policy's sub-accounts as a result of a loan does not participate in the investment experience of the sub-accounts. Therefore, loans can permanently affect the death benefit and cash value of the Policy, even if repaid. In addition, we reduce any proceeds payable under a Policy by the amount of any outstanding loan plus accrued interest.

  If a Policy loan is outstanding, it may be better to repay the loan than to make an unscheduled payment, because the unscheduled payment has sales and premium tax charges, and the loan repayment does not incur charges. (See "Loan Provision" and "Deductions from Premiums and Unscheduled Payments".)

  If Policy loans plus accrued interest at any time exceed the Policy's cash value less the Surrender Charge on the next loan interest due date (or, if greater, on the date the calculation is made), we notify you that the Policy is doing to terminate. (This is called an "excess Policy loan". We test for an excess Policy loan on each monthly processing date and in connection with certain other Policy processing transactions.) The Policy terminates without value 31 days after we mail the notice, unless you pay us the excess Policy loan amount within that time. (See "Default and Lapse Options.) If the Policy lapses with a loan outstanding, adverse tax consequences may result. If your Policy is a "modified endowment contract", loans under your Policy may be treated as taxable distributions. (See "Tax Considerations" below.)

  Department of Labor regulations impose requirements for participant loans under pension plans. Therefore, plan loan provisions may differ from Policy loan provisions. See "Tax Considerations".

SURRENDER

  You may surrender a Policy for its net cash value at any time while the insured is living by a signed written request to us. We determine the net cash value of the surrendered Policy as of the date when we receive the surrender request. The net cash value equals the cash value reduced by any Policy loan and accrued interest and by any applicable Surrender Charge. (See "Surrender Charge.") You may apply all or part of the net cash value to a payment option. (See "Payment Options.") A surrender may result in adverse tax consequences. (See "Tax Considerations" below.)

PARTIAL SURRENDER AND PARTIAL WITHDRAWAL

  PARTIAL SURRENDER. You may make a partial surrender of the Policy to receive a portion of its net cash value. A partial surrender reduces the Policy's cash value by the amount of the surrender request (including the amount of any Surrender Charge assessed). A partial surrender causes a proportionate reduction in the Policy's face amount, tabular cash value, death benefit and basic scheduled premium. We reserve the right to decline a partial surrender request that would reduce the face amount below the Policy's required minimum. Any Surrender Charge applied reduces any remaining Surrender Charge under your Policy.

  PARTIAL WITHDRAWAL. If your Policy has the Option 2 death benefit you may make a partial withdrawal of the Policy's cash value that exceeds its tabular cash value. If there is a Policy loan outstanding, we limit the partial withdrawal so that the Policy loan plus accrued interest does not exceed the Policy's loan value. (See "Loan Provision".) A partial withdrawal reduces the Policy's Option 2 death benefit and cash value but does not affect its face amount or current scheduled premium level. No Surrender Charge will apply.

  If you have a Policy with the Option 2 death benefit and you request a portion of the cash value, unless you instruct us otherwise, we will treat the request as a partial withdrawal first and, if necessary, as a partial surrender next.

  If you have a Policy with the Option 1 death benefit, you may make a partial withdrawal only if the death benefit has increased above the face amount to satisfy tax law requirements. The amount you may withdraw is limited to the cash value, less the face amount multiplied by the net single premium per $1 of death benefit at the insured's current age. If there is a Policy loan outstanding, we limit the partial withdrawal so that the Policy loan plus accrued interest does not exceed the Policy's loan value. (See "Loan Provision".) A partial withdrawal under a Policy with an Option 1 death benefit reduces the Policy's death benefit (but not below the face amount) and cash value but does not reduce its face amount or affect its current scheduled premium level. A partial withdrawal under a Policy with the Option 1 death benefit always reduces the death benefit by more than it reduces the cash value. No Surrender Charge will apply.

                               ----------------

  We limit the total number of partial surrenders and partial withdrawals you may make in one Policy year to four, unless we consent. You may not reinvest amounts withdrawn except as scheduled premiums or unscheduled payments, which incur the charges described under "Deductions From Premiums and Unscheduled Payments."

  A partial withdrawal or partial surrender reduces the Policy's cash value in the sub-accounts in proportion to the amount of cash value in each, unless you request otherwise. We determine the amount of net cash value paid on partial surrender or partial withdrawal as of the date when we receive a request. You can contact your registered representative or the Home Office for information on withdrawal and partial surrender procedures.

  A reduction in the death benefit as a result of a partial surrender or partial withdrawal may create a "modified endowment contract" or have other adverse tax consequences. If you are contemplating a partial surrender or partial withdrawal, you should consult your tax advisor regarding the tax consequences. (See "Tax Considerations".)

INVESTMENT OPTIONS

  You can allocate your Policy's scheduled premiums and unscheduled payments among the sub-accounts of the Variable Account in any combination. The Policy provides that you must allocate a minimum of 10% of the premium or payment to each sub-account selected in whole percentages; currently we will permit you to allocate any whole percentage to a sub-account. You can allocate your
            ---
Policy's cash value among no more than ten accounts (including the Fixed Account) at any one time.

  You make the initial allocation when you apply for a Policy. You may change the allocation of future premiums and payments at any time thereafter. The change will be effective for scheduled premiums due and unscheduled payments applied after the date when we receive your request. (See "Receipt of Communications and Payments at NELICO's Home Office.") You may request the change by telephone or by written request. See "Transfer Option" below for information on how to request a transfer or reallocation by telephone.

TRANSFER OPTION

  After the "free look" period, you may transfer your Policy's cash value between sub-accounts. We reserve the right to limit sub-account transfers to four per Policy year. We currently allow 12 sub-account transfers per Policy year. We treat all sub-account transfer requests made at the same time as a single request. The transfer is effective as of the date when we receive the transfer request. (See "Receipt of Communications and Payments at NELICO's Home Office." For special rules regarding transfers involving the Fixed Account, see "The Fixed Account".) You may distribute your Policy's cash value among no more than ten accounts (including the Fixed Account) at any one time.

  We did not design the Policy's transfer privilege to give you a way to speculate on short-term market movements. To prevent excessive transfers that could disrupt the management of the Eligible Funds and increase transaction costs, we may adopt procedures to limit excessive transfer activity. For example, we may impose conditions and limits on, or refuse to accept, transfer requests that we receive from third parties. Third parties include investment advisors or registered representatives acting under power(s) of attorney from one or more Policy owners. In addition, the Metropolitan Series Fund, Inc. may restrict or refuse purchases or redemptions of shares in its Portfolios as a result of certain market timing activities. You should read the prospectuses of these Eligible Funds for more details.

  You may request a sub-account transfer or reallocation of future premiums by written request (which may be telecopied) to us or by telephoning us. To request a transfer or reallocation by telephone, you should contact your registered representative or contact us at 1-800-200-2214. We use reasonable procedures to confirm that instructions communicated by telephone are genuine. Any telephone instructions that we reasonably believe to be genuine are your responsibility, including losses arising from any errors in the communication of instructions.

DOLLAR COST AVERAGING

  We plan to offer an automated transfer privilege called dollar cost averaging. The same dollar amount is transferred to selected Sub-Accounts (and/or the Fixed Account) periodically. Over time, more purchases of Eligible Fund shares are made when the value of those shares is low, and fewer shares are purchased when the value is high. As a result, a lower than average cost of purchases may be achieved over the long term. This plan of investing allows you to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.

  Under this feature, you may request that a certain amount of your cash value be transferred on any selected business day of each period (or if not a day when the New York Stock Exchange is open, the next such day), from any one Sub-Account to one or more of the other Sub-Accounts (and/or the Fixed Account). We limit your allocation of cash value to no more than 10 accounts (including the Fixed Account) at any one time. You must transfer a minimum of $100 to each account that you select under this feature. Transfers made under the dollar cost averaging program count against the 12 transfers allowed in a Policy year. You can select a dollar cost averaging program when you apply for the Policy or at a later date by contacting our Home Office. You can cancel your use of the dollar cost averaging program at any time before a transfer date. Transfers will continue until you notify us to stop or there no longer is sufficient cash value in the Sub-Account from which you are transferring. There is no extra charge for this feature.

  Ask your registered representative about the availability of this feature.

SUBSTITUTION OF INSURED PERSON

  Subject to state insurance department approval, we offer a rider benefit that permits you to substitute the insured person under your Policy, if you provide satisfactory evidence that the person proposed to be insured is insurable. The right to substitute the insured person is subject to some restrictions and may result in a cost or credit to you. Your registered representative can provide current information on the availability of the rider. In addition, a substitution of the insured person is a taxable exchange. You should consult your tax advisor before substituting the insured person under your Policy.

PAYMENT OF PROCEEDS

  We ordinarily pay any net cash value, Policy loan or death benefit proceeds from the sub-accounts within 7 days after we receive a request, or satisfactory proof of death of the insured (and any other information we need to pay the death proceeds). (See "Receipt of Communications and Payments at NELICO's Home Office" and "Limits to NELICO's Right to Challenge the Policy".) However, we may delay payment or transfers from the sub-accounts: (i) when the New York Stock Exchange is closed for other than weekends or holidays, or if trading on the New York Stock Exchange is restricted, (ii) if the SEC determines that an emergency exists that makes payments or sub-account transfers impractical or (iii) at any other time when the Eligible Funds or the Variable Account have the legal right to suspend payment.

  We may withhold payment of surrender or loan proceeds if those proceeds are coming from a Policy Owner's check, or from a Master Service Account premium transaction, which has not yet cleared. We may also delay payment while we consider whether to contest the Policy. We pay interest on the death benefit proceeds from the date they become payable to the date they are paid.

  The beneficiary can elect our Access Plus program for payment of death proceeds at any time before we pay them. We establish an Access Plus account at a banking institution at the time for payment. The Access Plus account gives convenient access to proceeds, which are maintained in our general account or that of an affiliate, through checkbook privileges with the bank.

  Normally we promptly make payments of net cash value, or of any loan value available, under a fixed-benefit lapse option or from cash value in the Fixed Account. However, we may delay such payments for up to six months. We pay interest in accordance with state insurance law requirements on delayed payments.

EXCHANGE OF POLICY DURING FIRST 24 MONTHS

  During the first 24 months after the Policy's issue date, you can exchange it for a fixed-benefit life insurance policy, provided that (1) you repay any policy loans and (2) the Policy has not lapsed. If you exercise this option, you will have to make up any investment loss you had under the variable life insurance policy. We make the exchange without evidence of insurability. The new policy will have the same face amount, Policy Date, issue age and risk classification for the insured as the exchanged variable life policy. We will attach any riders to the original Policy to the new policy if they are available.

  Contact us or your registered representative for more specific information about the exchange. The exchange may result in a cost or credit to you.

PAYMENT OPTIONS

  We pay the Policy's death benefit and net cash value in one sum, unless you or the payee choose a payment option for all or part of the proceeds. You can choose a combination of payment options. You can make, change or revoke the selection before the death of the insured. You can contact your registered representative or the Home Office for the procedure to follow. The payment options available are fixed benefit options only and are not affected by the investment experience of the Variable Account. Once payments under an option begin, withdrawal rights may be restricted.

  (i) INCOME FOR A SPECIFIED NUMBER OF YEARS. We pay proceeds in equal monthly installments for up to 30 years, with interest at a rate not less than 3.5% a year compounded yearly. Additional interest for any year is added to the monthly payments for that year.

  (ii) LIFE INCOME. We pay proceeds in equal monthly installments (i) during the life of the payee, but not after the death of the payee, (ii) for the longer of the life of the payee or 10 years or (iii) for the longer of the life of the payee or 20 years.

  (iii) LIFE INCOME WITH REFUND. We pay proceeds in equal monthly installments during the life of the payee. At the payee's death, we pay any unpaid proceeds remaining either in one sum or in equal monthly installments until we have paid the total proceeds.

  (iv) INTEREST. We hold proceeds for the life of the payee or another agreed upon period. We pay interest of at least 3.5% a year monthly or add it to the principal annually. At the death of the payee or at the end of the period agreed to, we pay the balance of principal and any accrued interest in one sum.

  (v) SPECIFIED AMOUNT OF INCOME. We pay proceeds plus accrued interest of at least 3.5% a year in an amount and at a frequency elected until we have paid total proceeds. We pay any amounts unpaid at the death of the payee in one sum.

  (vi) LIFE INCOME FOR TWO LIVES. We pay proceeds in equal monthly installments (i) while either of two payees is living, (ii) for the longer of the life of the surviving payee or 10 years or (iii) while the two payees are living and, after the death of one payee, we pay two-thirds of the monthly amount for the life of the surviving payee.

  You need our consent to use an option if the installment payments would be less than $20.

ADDITIONAL BENEFITS BY RIDER

  You can add additional benefits to the Policy by rider, subject to our underwriting and issuance standards. These additional benefits usually require an additional premium. The rider benefits available with the Policies provide fixed benefits that do not vary with the investment experience of the Variable Account.

  There may be circumstances in which it will be to your economic advantage to include a significant portion or percentage of your insurance coverage under a level term insurance rider. In many other circumstances, it may be in your interest to obtain a Policy without term rider coverage. These circumstances depend on many factors, including the premium levels and amount and duration of coverage you choose, as well as the age, sex and risk classification of the insured.

  Reductions in or elimination of term rider coverage do not trigger a surrender charge, and use of a term rider generally reduces sales compensation. Your registered representative can provide you more information on the uses of term rider coverage.

  The following riders are available:

    LEVEL TERM INSURANCE, which provides term insurance;

    ACCIDENTAL DEATH BENEFIT, which provides additional insurance if death results from accidental bodily injury;

    OPTIONS TO PURCHASE ADDITIONAL LIFE INSURANCE, which provides the right to purchase additional insurance on the life of the insured, without proof of insurability;

    WAIVER OF SCHEDULED PREMIUMS -- DISABILITY OF INSURED, which provides for waiver of scheduled premiums for the total disability of the insured;

    WAIVER OF SCHEDULED PREMIUMS -- DISABILITY OF APPLICANT, which provides for waiver of scheduled premiums for the total disability of the person named in the rider;

    WAIVER OF SCHEDULED PREMIUMS -- DEATH OF APPLICANT, which provides for waiver of scheduled premiums for a limited period upon the death of the person named in the rider;

    WAIVER OF SCHEDULED PREMIUMS -- DEATH OR DISABILITY OF APPLICANT, which provides for waiver of scheduled premiums for a limited period upon the death or disability of the person named in the rider;

    TEMPORARY TERM INSURANCE, which provides for insurance from the date of issue to the Policy Date;

    CHILDREN'S INSURANCE, which provides insurance on the life of the insured's children.

  Certain riders are available only for sex based Policies. Not all riders may be available to you and riders in addition to those listed above may be made available. You should consult your registered representative regarding the availability of riders.

POLICY OWNER AND BENEFICIARY

  The Policy Owner is named in the application for the Policy but may be changed from time to time. At the death of the Policy Owner, his or her estate will become the Policy Owner unless a successor Policy Owner has been named. The Policy Owner's rights (except for rights to payment of benefits) terminate when the insured dies.

  The beneficiary is also named in the application. You may change the beneficiary of the Policy at any time before the death of the insured. The beneficiary has no rights under the Policy until the death of the insured and must survive the insured in order to receive the death proceeds. If no named beneficiary survives the insured, we pay proceeds to the Policy Owner.

  A change of Policy Owner or beneficiary is subject to all payments made and actions taken by us under the Policy before we receive a signed change form. You can contact your registered representative or the Home Office for the procedure to follow.

  You may assign your rights in the Policy to someone else. An absolute assignment of the Policy is a change of Policy Owner and beneficiary to the assignee. A collateral assignment of the Policy does not change the Policy Owner or beneficiary, but their rights will be subject to the terms of the assignment. Assignments are subject to all payments made and actions taken by us under the Policy before we receive a signed copy of the assignment form. We are not responsible for determining whether or not an assignment is valid. Changing the Policy Owner or assigning the Policy may have tax consequences. (See "Tax Considerations" below.)

                             THE VARIABLE ACCOUNT

  We established the Variable Account as a separate investment account on January 31, 1983 under Delaware law. It became subject to Massachusetts law when we changed our domicile to Massachusetts on August 30, 1996. The Variable Account is the funding vehicle for the Policies and other NELICO variable life insurance policies; these other policies impose different costs, and provide different benefits from the Policies. The Variable Account meets the definition of a "separate account" under Federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. Registration with the SEC does not involve SEC supervision of the Variable Account's management or investments. However, the Massachusetts Insurance Commissioner regulates NELICO and the Variable Account, which are also subject to the insurance laws and regulations where the Policies are sold.

  Although we own the assets of the Variable Account, applicable law provides that the portion of the Variable Account assets equal to the reserves and other liabilities of the Variable Account may not be charged with liabilities that arise out of any other business we may conduct. We believe this means that the assets of the Variable Account equal to the reserves and other liabilities of the Variable Account are not available to meet the claims of our general creditors, and may only be used to support the cash values under our variable life insurance policies issued by the

Variable Account. We may transfer to our general account assets which exceed the reserves and other liabilities of the Variable Account. We will consider any possible adverse impact such a transfer might have on the Variable Account.

  Income and realized and unrealized capital gains and losses of the Variable Account are credited to the Variable Account without regard to any of our other income or capital gains and losses.

INVESTMENTS OF THE VARIABLE ACCOUNT

  Sub-Accounts of the Variable Account that are available in this Policy invest in the following Eligible Funds:

  The Zenith Back Bay Advisors Money Market Series. Its investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Series.

  The Zenith Back Bay Advisors Bond Income Series. Its investment objective is a high level of current income consistent with protection of capital.

  The Zenith Capital Growth Series. Its investment objective is the long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

  The Zenith Westpeak Stock Index Series. Its investment objective is investment results that correspond to the composite price and yield performance of the S&P 500 Index.

  The Zenith Back Bay Advisors Managed Series. Its investment objective is a favorable total return through investment in a diversified portfolio.

  The Zenith Westpeak Growth and Income Series. Its investment objective is long-term total return through investment in equity securities.

  The Zenith Harris Oakmark Mid Cap Value Series (formerly, the Goldman Sachs Midcap Value Series). Its investment objective is long-term capital appreciation.

  The Zenith Loomis Sayles Small Cap Series. Its investment objective is long-term capital growth from investments in common stocks or their equivalents.

  The Zenith Balanced Series (formerly, the Loomis Sayles Balanced Series). Its investment objective is long-term total return from a combination of capital appreciation and current income.

  The Zenith Morgan Stanley International Magnum Equity Series. Its investment objective is long-term capital appreciation through investment primarily in international equity securities. In addition to the risks associated with equity securities generally, foreign securities present additional risks.

  The Zenith Davis Venture Value Series. Its investment objective is growth of capital.

  The Zenith Alger Equity Growth Series. Its investment objective is long-term capital appreciation.

  The Zenith MFS Investors Series. Its investment objective is reasonable current income and long-term growth of capital and income.

  The Zenith MFS Research Managers Series. Its investment objective is long-term growth of capital.

  The Metropolitan Putnam Large Cap Growth Portfolio.* Its investment objective is capital appreciation.

  The Metropolitan Janus Mid Cap Portfolio.* Its investment objective is long-term growth of capital.

  The Metropolitan Russell 2000 Index Portfolio.* Its investment objective is to equal the return of the Russell 2000 Index.

  The VIP Equity-Income Portfolio. It seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

  The VIP Overseas Portfolio. It seeks long-term growth of capital. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

  The VIP High Income Portfolio. It seeks a high level of current income while also considering growth of capital. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

  The VIP II Asset Manager Portfolio. It seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.
--------

* Availability of these Portfolios is subject to any necessary state insurance department approvals.

  WE INTEND TO SUBSTITUTE SHARES OF THE PUTNAM INTERNATIONAL STOCK PORTFOLIO OF THE METROPOLITAN SERIES FUND, INC. FOR SHARES OF THE MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES OF THE NEW ENGLAND ZENITH FUND ONCE WE RECEIVE NECESSARY REGULATORY APPROVAL (CURRENTLY ANTICIPATED DURING THE FOURTH QUARTER OF 2000).

  The New England Zenith Fund and the Metropolitan Series Fund, Inc. are open-end management investment companies, more commonly known as mutual funds. These funds are available as investment vehicles for separate investment accounts of MetLife, NELICO and other life insurance companies.

  VIP and VIP II are mutual funds that serve as the investment vehicles for variable life insurance and variable annuity separate accounts of various insurance companies.

  The Variable Account purchases and sells Eligible Fund shares at their net asset value (without a deduction for sales load) determined as of the close of regular trading on the New York Stock Exchange on each day when the exchange is open for trading.

  The Eligible Funds' investment objectives may not be met. More about the Eligible Funds, including their investments, expenses and risks, is in the attached Eligible Fund prospectuses and the Eligible Funds' Statements of Additional Information.

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund.

INVESTMENT MANAGEMENT

  The chart below shows the adviser and sub-adviser for each series of the Zenith Fund. New England Investment Management, which is an indirect, wholly-owned subsidiary of NELICO, CGM, and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

   SERIES                      ADVISER                             SUB-ADVISER
   ------                      -------                             -----------
Capital        Capital Growth Management
 Growth        Limited Partnership ("CGM")*
Back Bay
 Advisors
 Money Market  New England Investment Management, Inc. Back Bay Advisors, L.P.*
Back Bay
 Advisors
 Bond Income   New England Investment Management, Inc. Back Bay Advisors, L.P.*
Back Bay
 Advisors
 Managed       New England Investment Management, Inc. Back Bay Advisors, L.P.*
Westpeak
 Stock Index   New England Investment Management, Inc. Westpeak Investment Advisors, L.P.*
Westpeak       New England Investment Management, Inc. Westpeak Investment Advisors, L.P.*
 Growth and
 Income
Loomis Sayles
 Small Cap     New England Investment Management, Inc. Loomis, Sayles & Company, L.P.*
Balanced       New England Investment Management, Inc. Wellington Management Company, LLP
Morgan         New England Investment Management, Inc.
 Stanley
 International
 Magnum                                                Morgan Stanley Dean Witter
 Equity                                                 Investment Management, Inc.
Harris
 Oakmark Mid
 Cap Value     New England Investment Management, Inc. Harris Associates L.P.*
Davis Venture
 Value         New England Investment Management, Inc. Davis Selected Advisers, L.P.**
Alger Equity
 Growth        New England Investment Management, Inc. Fred Alger Management, Inc.
MFS Investors  New England Investment Management, Inc. Massachusetts Financial
                                                        Services Company
MFS Research   New England Investment Management, Inc. Massachusetts Financial
 Managers                                               Services Company

--------
 * An affiliate of NELICO
** Davis Selected may also delegate any of its responsibilities to Davis Se-lected Advisers-NY, Inc., a wholly-owned subsidiary of Davis Selected.

  In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Westpeak Stock Index Series, Westpeak Growth and Income Series, Harris Oakmark Mid Cap Value Series and Loomis Sayles Small Cap Series, New England Investment Management became the adviser on May 1, 1995. The Morgan Stanley International Magnum Equity Series' sub-adviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Dean Witter Investment Management (formerly Morgan Stanley Asset Management) became the sub-adviser. The Harris Oakmark Mid Cap Value Series' sub-adviser was Loomis, Sayles until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the sub-adviser. Harris Associates became the sub-adviser on May 1, 2000. The Balanced Series' sub-adviser was Loomis, Sayles until May 1, 2000, when Wellington Management Company became the sub-adviser. For more information about the Series' advisory agreements, see the Zenith Fund prospectus attached at the end of this prospectus and the Zenith Fund's Statement of Additional Information.

  MetLife is the investment adviser for the Metropolitan Series Fund Portfolios. Putnam Investment Management, Inc. is the sub-investment manager of the Putnam Large Cap Growth Portfolio. Janus Capital Corporation is the sub-investment manager of the Janus Mid Cap Portfolio. For more information regarding the investment adviser and sub-investment managers of the Metropolitan Series Fund Portfolios, see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

  Fidelity Management & Research Company ("FMR") is the investment adviser for VIP and VIP II. For more information regarding the VIP Equity-Income, VIP Overseas, VIP High Income, and VIP II Asset Manager Portfolios and FMR, see the VIP and VIP II prospectuses attached at the end of this prospectus and their Statement of Additional Information.

                               THE FIXED ACCOUNT

  A Fixed Account option is available under the Policy in states where it has been approved by the state insurance department. The Fixed Account option may not be approved by every state insurance department and thus may not be available in every state. As of the date of this prospectus the Fixed Account has not received approval in New Jersey, New York and Pennsylvania. NELICO is not currently seeking approval of the Fixed Account in any of those states.

                            DISTRIBUTION AGREEMENT

  We sell the Policies through licensed insurance agents. These agents are also registered representatives of New England Securities Corporation ("New England Securities"). New England Securities, a Massachusetts corporation organized in 1968 and an indirect, wholly-owned subsidiary of NELICO, is registered with the SEC as a broker-dealer under the Securities and Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

  New England Securities, 399 Boylston Street, Boston, Massachusetts 02116, also serves as the principal underwriter for the Policies under a Distribution Agreement with NELICO. Under the Distribution Agreement, we pay the following sales expenses: general agent and agency manager's compensation, agents' training allowances, agency expense allowances, deferred compensation and insurance benefits of agents, general agents and agency managers and advertising expenses and all other expenses of distributing the Policies.

  We pay the following commissions and/or service fees to the selling agent: a maximum of 50% of the scheduled premium paid in the first Policy year; a maximum of 8% of scheduled premiums in the second through sixth Policy years; a maximum of 4% of scheduled premiums in the seventh through tenth Policy years; and a maximum of 2% of scheduled premiums paid thereafter. Agents receive a commission of 3% of each unscheduled payment.We pay commissions for substandard risk and rider premiums based on our rules at the time of payment. Agents with less than 4 years of service may be compensated differently. Agents who meet certain NELICO productivity and persistency standards may be eligible for additional compensation. Agents may receive a portion of the general agent's expense reimbursement allowance.

  New England Securities may enter into selling agreements with other broker-dealers registered under the Securities and Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable life insurance policies. Under the agreements with those broker-dealers, the commission paid to the broker-dealer on behalf of the registered representative will not exceed 50% of the scheduled premium in the first Policy year, 5% in the second through tenth Policy years, 2% in the eleventh through twentieth Policy years, and 3% of unscheduled payments. We may pay certain broker-dealers an additional bonus after the first Policy year on behalf of certain registered representatives, the maximum amount of which may equal up to the amount of the basic commission for the particular Policy year. We pay commissions through the registered broker-dealer, and may pay additional compensation to the broker-dealer and/or reimburse it for portions of Policy sales expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.

               LIMITS TO NELICO'S RIGHT TO CHALLENGE THE POLICY

  Generally we can challenge the validity of your Policy or a rider to your Policy for misrepresentations made in the application. However, we cannot challenge the Policy or a rider after it has been in force during the insured's lifetime for 2 years from the date of issue. We cannot challenge the portion of the death benefit resulting from an underwritten unscheduled payment, for more than 2 years (during the life of the insured) from receipt of the unscheduled payment.

MISSTATEMENT OF AGE OR SEX

  If the application misstates the insured's age or sex, the Policy's cash value and death benefit are what the premiums paid and unscheduled payments made would purchase, based on the insured's correct age and, if the Policy is sex-based, correct sex.

SUICIDE

  If the insured commits suicide within two years from the Policy's date of issue (or less as required by state law), the death benefit is limited to the scheduled premiums paid and unscheduled payments made, reduced by any outstanding Policy loan plus interest, and by any partial withdrawals or partial surrenders made (or any greater amount required by state law).

                              TAX CONSIDERATIONS

INTRODUCTION

  The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

  In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should satisfy the applicable requirements. There is less guidance, however, with respect to Policies issued on a substandard risk or automatic issue basis and Policies with term riders added and it is not clear whether such Policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

  In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of a Policy Owner to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policies do not give Policy Owners investment control over Variable Account assets, we reserve the right to modify the Policies as necessary to prevent a Policy Owner from being treated as the owner of the Variable Account assets supporting the Policy.

  In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Eligible Funds, will satisfy these diversification requirements.

  The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

  IN GENERAL. We believe that the death benefit under a Policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax advisor should be consulted on these consequences.

  Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

  MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts issued on or after June 21, 1988 are classified as "Modified Endowment Contracts," with less favorable income tax treatment than other life insurance contracts. In general a Policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

  If there is a reduction in the benefits under the Policy during the first seven Policy years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy years.

  To prevent your Policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments. This may be the case when the insured reaches very high ages, even if you have not made any unscheduled payments for the Policy. The point at which you may have to limit your scheduled premium payments will depend on the issue age, sex and underwriting class of the insured, investment experience and the amount of any unscheduled payments you have made. You may be able to limit payment of scheduled premiums by using the Special Premium Option, when it is available, or by allowing the Policy to lapse to paid-up insurance. (See "Special Premium Option" and "Default and Lapse Options".) A current or prospective Policy Owner should consult a tax advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

  Policies issued before June 21, 1988 are generally not classified as Modified Endowment Contracts unless they undergo certain Policy changes on or after June 21, 1988.

  DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

  (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

  (2) Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

  (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary or designated beneficiary.

  If a Policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

  DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

  Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions.

  Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

  INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate Premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

  POLICY LOANS. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

  MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by NELICO (or its affiliates) to the same Policy Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.

  OTHER POLICY OWNER TAX MATTERS. Federal and state estate, inheritance, transfer and other tax consequences depend on the individual circumstances of each Policy Owner or beneficiary.

  The tax consequences of continuing the Policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's 100th year.

  If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost (generally referred to as the "P.S. 58" cost) to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

  Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

  Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

  We believe that Policies subject to Puerto Rican tax law will generally receive treatment similar, with certain modifications, to that described above. Among other differences, Policies governed by Puerto Rican tax law are not currently subject to the rules described above regarding Modified Endowment Contracts. You should consult your tax adviser with respect to Puerto Rican tax law governing the Policies.

  POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

NELICO'S INCOME TAXES

  Under current Federal income tax law no tax is imposed on NELICO as a result of the operations of the Variable Account. Thus, no charge is being made currently to the Variable Account for company Federal income taxes. We reserve the right to charge the Variable Account for any future Federal income taxes we may incur.

  Under current laws in several states we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and, accordingly, we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                                  MANAGEMENT

  The directors and executive officers of NELICO and their principal business experience during the past five years are:

                              DIRECTORS OF NELICO

  NAME AND PRINCIPAL                   PRINCIPAL BUSINESS EXPERIENCE
   BUSINESS ADDRESS                      DURING THE PAST FIVE YEARS
  ------------------                   -----------------------------
James M. Benson         Chairman, President and Chief Executive Officer of NELICO
                         since 1998 and President, Individual Business of
                         Metropolitan Life Insurance Company since 1999; formerly,
                         Director, President and Chief Operating Officer 1997-1998
                         of NELICO; President and Chief Executive Officer 1996-1997
                         of Equitable Life Assurance Society; President and Chief
                         Operating Officer 1996-1997 of Equitable Companies, Inc.;
                         President and Chief Operating Officer 1994-1996 of
                         Equitable Life Assurance Society.

Robert H. Benmosche     Director of NELICO since 1998 and Chairman, President and
 Metropolitan Life       Chief Executive Officer of Metropolitan Life Insurance
 Insurance Company       Company since 1998; formerly, Director, President and Chief
 One Madison Avenue      Operating Officer 1997-1998; Executive Vice President 1995-
 New York, NY 10010      1997 of Metropolitan Life; Executive Vice President 1989-
                         1995 of Paine Webber.

Susan C. Crampton       Director of NELICO since 1996 and serves as Principal of The
 6 Tarbox Road           Vermont Partnership, a business consulting firm located in
 Jericho, VT 05465       Jericho, Vermont since 1989; formerly, Director 1989-1996
                         of New England Mutual.

Edward A. Fox           Director of NELICO since 1996 and Chairman of the Board of
 RR Box 67-15            SLM Holdings since 1997; formerly, Director 1994-1996 of
 Harborside, ME 04642    New England Mutual.

George J. Goodman       Director of NELICO since 1996 and author, television
 Adam Smith's Global    journalist, and editor.
 Television 50th Floor,
 Craig Drill Capital
 General Motors
 Building
 767 Fifth Street
 New York, NY 10153

Dr. Evelyn E. Handler   Director of NELICO since 1996 and President of Merrimack
 Ten Sterling Place      Higher Education Associates, Inc. since 1998; formerly
 Bow, NH 03304           Director 1987-1996 of New England Mutual and Executive
                         Director and Chief Executive Officer 1994-1997 of the
                         California Academy of Sciences.

Philip K. Howard, Esq.  Director of NELICO since 1996 and Partner of the law firm of
 Covington & Burling     Covington & Burling in New York City.
 1330 Avenue of the
 Americas
 New York, NY 10019

Bernard A. Leventhal    Director of NELICO since 1996; formerly, Vice Chairman of
 Burlington Industries   the Board of Directors 1995-1998 of Burlington Industries,
 1345 Avenue of the      Inc.; Director and Executive Vice President 1993-1995 of
 Americas                Burlington Menswear Division.
 New York, NY 10105

Thomas J. May           Director of NELICO since 1996 and Chairman, President and
 Boston Edison Company   Chief Executive Officer of Boston Edison Company since
 800 Boylston Street     1994; formerly, Director 1994-1996 of New England Mutual.
 Boston, MA 02199

Stewart G. Nagler       Director of NELICO since 1996 and Vice Chairman and Chief
 Metropolitan Life       Financial Officer of Metropolitan Life since 1998;
 One Madison Avenue      formerly, Senior Executive Vice President and Chief
 New York, NY 10010      Financial Officer 1986-1998 of Metropolitan Life Insurance
                         Company.

  NAME AND PRINCIPAL                   PRINCIPAL BUSINESS EXPERIENCE
   BUSINESS ADDRESS                      DURING THE PAST FIVE YEARS
  ------------------                   -----------------------------
Catherine A. Rein       Director of NELICO since 1998 and President and Chief
 Metropolitan Property   Executive Officer of Metropolitan Property and Casualty
 and                     Insurance Company since 1999; formerly, Senior Executive
 Casualty Insurance      Vice President 1998-1999 and Executive Vice President 1989-
 Company                 1998 of Metropolitan Life Insurance Company.
 700 Quaker Lane
 Warwick, RI 02887

Rand N. Stowell         Director of NELICO since 1996 and President of United Timber
 P.O. Box 60             Corp. and President, Randwell Co. since 2000 of Weld,
 Weld, ME 04285          Maine; formerly, Director 1990-1996 of New England Mutual.

                          EXECUTIVE OFFICERS OF NELICO
                              OTHER THAN DIRECTORS

                                       PRINCIPAL BUSINESS EXPERIENCE
         NAME                            DURING THE PAST FIVE YEARS
         ----                          -----------------------------
James M. Benson         See Directors above.

David W. Allen          Senior Vice President of NELICO since 1996; formerly, Senior
                         Vice President 1994-1996 of New England Mutual.

A. Frank Beaz           Executive Vice President of NELICO since 1999; formerly,
                         Senior Vice President 1998-1999 of NELICO; Chief
                         Administrative Officer and Senior Vice President 1997-1998
                         of Equitable Distributors and Senior Vice President 1994-
                         1997 of The Equitable Life Insurance Companies.

Pauline V. Belisle      Senior Vice President of NELICO since 1996; formerly, Senior
                         Vice President 1994-1996 of New England Mutual.

Mary Ann Brown          President, New England Products and Services (a business
                         unit of NELICO) since 1998; formerly, Director, Worldwide
                         Life Insurance 1997-1998 of Swiss Reinsurance New Markets;
                         President & Chief Executive Officer 1996-1998 of Atlantic
                         International Reinsurance Company; Executive Vice President
                         1996-1997 of Swiss Re Atrium and Swiss Re Services and
                         Principal 1987-1996 of Tillinghast/Towers Perrin.

Anthony J. Candito      President, NEF Information Services (a business unit of
                         NELICO) and Chief Information Officer since 1998; formerly,
                         Senior Vice President 1996-1998 of NELICO; Senior Vice
                         President 1995-1996 and Vice President 1994-1995 of New
                         England Mutual.

Anne Marie Faria        Senior Vice President of NELICO since 1996; formerly, Vice
                         President 1990-1996 of New England Mutual.

Thom A. Faria           President, Career Agency System (a business unit of NELICO)
                         since 1996; formerly, Executive Vice President in 1996,
                         Senior Vice President 1993-1996 of New England Mutual.

Anne M. Goggin          Senior Vice President and Associate General Counsel of
                         NELICO since 1997; formerly, Vice President and Counsel of
                         NELICO in 1996, Vice President and Counsel 1994-1996 of New
                         England Mutual.

Daniel D. Jordan        Second Vice President, Counsel, Secretary and Clerk since
                         1996; formerly, Counsel and Assistant Secretary 1990-1996
                         of New England Mutual.

Alan C. Leland, Jr.     Senior Vice President of NELICO since 1996; formerly, Vice
                         President 1984-1996 of New England Mutual.

George J. Maloof        Senior Vice President of NELICO since 1996; formerly, Vice
                         President 1991-1996 of New England Mutual.

                                          PRINCIPAL BUSINESS EXPERIENCE
           NAME                             DURING THE PAST FIVE YEARS
           ----                           -----------------------------
Kenneth D. Martinelli      Senior Vice President of NELICO since 1999; formerly, Vice
                            President 1997-1999 of NELICO and Vice President 1994-1997
                            of The Equitable Life Assurance Company.

Thomas W. McConnell        Senior Vice President of NELICO since 1996 and Director,
                            Chief Executive Officer and President of New England
                            Securities Corporation since 1993.

Hugh C. McHaffie           Senior Vice President of NELICO since 1999; formerly, Vice
                            President 1994-1999 of Manufacturers Life Insurance Company
                            of North America.

Stephen J. McLaughlin      Senior Vice President of NELICO since 1999; formerly, Vice
                            President 1996-1999 of NELICO and Vice President 1994-1996
                            of New England Mutual.

Thomas W. Moore            Senior Vice President of NELICO since 1996; formerly, Vice
                            President 1990-1996 of New England Mutual.

David Y. Rogers            Executive Vice President and Chief Financial Officer of
                            NELICO since 1999; formerly, Partner, Actuarial Consulting
                            1992-1999 of Price Waterhouse Coopers LLP.

John G. Small, Jr.         President, New England Services (a business unit of NELICO)
                            since 1997; formerly, Senior Vice President 1996-1997 of
                            NELICO and Senior Vice President 1990-1996 of New England
                            Mutual.

H. James Wilson            Executive Vice President and General Counsel of NELICO since
                            1996; formerly, Executive Vice President and General
                            Counsel 1993-1996 of New England Mutual.

  The principal business address for each of the directors and executive officers is the same as NELICO's except where indicated otherwise.

                                 VOTING RIGHTS

  We own the Eligible Fund shares held in the Variable Account and vote those shares at meetings of the Eligible Fund shareholders. Under Federal securities law, you currently have the right to instruct us how to vote shares that are attributable to your Policy.

  Policy Owners who are entitled to give voting instructions and the number of shares attributable to their Policies are determined as of the meeting record date. If we do not receive timely instructions, we will vote shares in the same proportion as (i) the aggregate cash value of policies giving instructions, respectively, to vote for, against, or withhold votes on a proposition, bears to (ii) the total cash value in that sub-account for all policies for which we receive voting instructions. No voting privileges apply to the Fixed Account or to cash value removed from the Variable Account due to a Policy loan.

  We will vote all Eligible Fund shares held by our general account (or any unregistered separate account for which voting privileges were not extended) in the same proportion as the total of (i) shares for which voting instructions were received and (ii) shares that are voted in proportion to such voting instructions.

  The Eligible Funds' Boards of Trustees monitor events to identify conflicts that may arise from the sale of Eligible Fund shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of an Eligible Fund, or differences in voting instructions given by variable life and variable annuity contract owners. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected sub-accounts from the Eligible Fund(s), if necessary. If we believe any Eligible Fund action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, by unavoidable delays or interruptions of operations of the Variable Account that we may be unable to remedy.

  We may disregard voting instructions for changes in the investment policy, investment adviser or principal underwriter of an Eligible Fund portfolio if required by state insurance law, or if we (i) reasonably disapprove of the changes and (ii) in the case of a change in investment policy or investment adviser, make a good faith determination that the proposed change is prohibited by state authorities or inconsistent with a sub-account's investment objectives. If we do disregard voting instructions, the next annual report to Policy Owners will include a summary of that action and the reasons for it.

                           RIGHTS RESERVED BY NELICO

  We and our affiliates may change the voting procedures described above, and vote Eligible Fund shares without Policy Owner instructions, if the securities laws change. We also reserve the right: (1) to add sub-accounts; (2) to combine sub-accounts; (3) to substitute shares of a new fund for shares of an Eligible Fund (the new fund may have different fees and expenses), to close a sub-account to allocations of premium payments or cash value or both at any time in our sole discretion, or to transfer assets to our general account as permitted by applicable law; (4) to operate the Variable Account as a management investment company under the Investment Company Act of 1940 or in any other form; and (5) to deregister the Variable Account under the Investment Company Act of 1940. We will exercise these rights in accordance with applicable law, including approval of Policy Owners if required. We will notify you if exercise of any of these rights would result in a material change in the Variable Account or its investments.

                               TOLL-FREE NUMBERS

  For information about historical values of the Variable Account sub-accounts, call 1-800-333-2501.

  For sub-account transfers, premium reallocations, or Statements of Additional Information for the Eligible Funds, call 1-800-200-2214.

  You may also call our Client TeleService Center at 1-800-388-4000 to request current information about your Policy values, to change or update Policy information such as your address, billing mode, beneficiary or ownership, or to request Policy loans of less than $25,000. Requests must be in writing if the Policy is owned by a corporation or a pension trust.

  For all other Policy changes, please contact your registered representative.

                                    REPORTS

  We will send you an annual statement showing your Policy's death benefit, cash value and any outstanding Policy loan principal. We will also confirm Policy loans, sub-account transfers, lapses, surrenders and other Policy transactions when they occur.

  You will be sent semiannual reports containing the financial statements of the Variable Account and the Eligible Funds.

                             ADVERTISING PRACTICES

  Professional organizations may endorse the Policies. We may use such endorsements in Policy sales material. We may pay the professional organization for the use of its customer or mailing lists to distribute Policy promotional materials. An endorsement by a third party does not predict the future performance of the Policies.

  Articles discussing the Variable Account's investment performance, rankings and other characteristics may appear in publications. Some or all of these publishers or ranking services (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) may publish their own rankings or performance reviews of variable contract separate accounts, including the Variable Account. We may use references to, or reprints of such articles or rankings as sales material and may include rankings that indicate the names of other variable contract separate accounts and their investment experience. We may also use "unit values" to provide information about the Variable Account's investment performance in this prospectus, marketing materials, and historical illustrations.

  Publications may use articles and releases, developed by NELICO, the Eligible Funds and other parties, about the Variable Account or the Eligible Funds. We may use references to or reprints of such articles in sales material for the Policies or the Variable Account. Such literature may refer to personnel of the advisers, who have portfolio management responsibility, and their investment style, and include excerpts from media articles.

  We are a member of the Insurance Marketplace Standards Association ("IMSA"), and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

  Policy sales material may refer to historical, current and prospective economic trends. In addition, sales material may discuss topics of general investor interest for the benefit of registered representatives and prospective Policy Owners. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                                 LEGAL MATTERS

  Legal matters in connection with the Policies described in this prospectus have been passed on by H. James Wilson, General Counsel of NELICO. Sutherland Asbill & Brennan LLP, of Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

                            REGISTRATION STATEMENT

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. Copies of such additional information may be obtained from the SEC upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of New England Variable Life Separate Account of New England Life Insurance Company ("NELICO") and the consolidated financial statements of NELICO and subsidiaries included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

  Actuarial matters included in this Prospectus have been examined by James J. Reilly, F.S.A., M.A.A.A., Second Vice President and Actuary of NELICO, as stated in his opinion filed as an exhibit to the Registration Statement.

                                  APPENDIX A

                       ILLUSTRATIONS OF DEATH BENEFITS,
        CASH VALUES, NET CASH VALUES AND ACCUMULATED SCHEDULED PREMIUMS

  The tables in Appendix A illustrate the way the Policies work. They show how the death benefit, net cash value and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e. investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to constant after tax annual rates of 0%, 6% and 12%. The tables show annual scheduled premiums of $2,000 for males aged 35 and 45. The males aged 35 and 45 are assumed to be in the nonsmoker standard risk classification. Illustrations show Option 1 and Option 2 death benefits. (Substandard risk Policies have the same basic scheduled premiums and cost of insurance rates as standard risk Policies but require an additional premium.)

  The illustrated death benefits, net cash values and cash values for a Policy would be different, either higher or lower, from the amounts shown if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average during the period, if scheduled premiums were paid at other than annual intervals, or if unscheduled payments were made. They would also be different depending on the allocation of cash value among the Variable Account's sub-accounts, if the actual gross rate of return for all sub-accounts averaged 0%, 6% or 12%, but varied above or below that average for individual sub-accounts. They would also differ if a Policy loan were made during the period of time illustrated, if the insured were female or in the smoker standard risk classification, or if the Policies were issued at unisex rates. For example, as a result of variations in actual returns, cash values available for the special premium option or automatic premium loan feature, or for withdrawal, may not be adequate for the purposes or periods illustrated even if the average rate of return is achieved. Thus, additional premiums or unscheduled payments beyond those illustrated may be necessary to achieve the results shown on particular illustrations.

  The death benefits, net cash values and cash values shown in the tables reflect: (i) deductions from annual premiums for the annual administrative charge, sales charge and state premium tax charge: and (ii) a monthly deduction (consisting of an administrative charge, a first year administrative fee and a minimum death benefit guarantee charge) and a charge for the cost of insurance from the cash value on the first day of each Policy month. The net cash values reflect a surrender charge deducted from the cash value on surrender or lapse during the first 15 Policy years. The death benefits, net cash values, and cash values also reflect a daily charge assessed against the Variable Account for mortality and expense risks equivalent to an annual charge of .60% of the average daily value of the assets in the Variable Account attributable to the Policies. (See "Charges and Expenses".) The illustrations reflect an average of the investment advisory fees and operating expenses of the Eligible Funds, at an annual rate of .75% of the average daily net assets of the Eligible Funds. This average reflects voluntary expense cap and expense deferral arrangements between New England Investment Management and the Zenith Fund that New England Investment Management could terminate at any time, as well as expense subsidies by MetLife of certain Portfolios of the Metropolitan Series Fund, Inc. that may be voluntary and of limited duration.

  Taking account of the mortality and expense risk charge and the average investment advisory fee and operating expenses of the Eligible Funds, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.34%, 4.58% and 10.50%, respectively. (See "Net Investment Experience".)

  The second column of each table shows the amount which would accumulate if an amount equal to the annual premium were invested to earn interest, after taxes, of 5% per year, compounded annually.

  The internal rate of return on net cash value is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the net cash value of the Policy. The internal rate of return on the death benefit is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the death benefit of the Policy. The internal rate of return is compounded annually, and the premiums are assumed to be paid at the beginning of each Policy year.

  If you request, we will furnish an illustration reflecting the proposed insured's age, sex, underwriting classification, and the face amount or scheduled premium amount requested. Where applicable, we will also furnish on request an illustration for a Policy which is not affected by the sex of the insured.

                               MALE ISSUE AGE 35

        $2,000 ANNUAL PREMIUM FOR NON-SMOKER STANDARD UNDERWRITING RISK

                             $176,018 FACE AMOUNT

                         OPTION 1--FIXED DEATH BENEFIT

        THIS ILLUSTRATION IS BASED ON CURRENT COST OF INSURANCE RATES.

                          DEATH BENEFIT             NET CASH VALUE             CASH VALUE           INTERNAL RATE OF RETURN
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL         ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL        ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF        RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ------------------------ ------------------------ -------------------------------
 YEAR    PER YEAR      0%       6%      12%      0%      6%      12%      0%      6%      12%       0%         6%         12%
------  -----------    --       --      ---      --      --      ---      --      --      ---       --         --         ---
 1       $  2,100   $176,018 $176,018 $176,018 $     1 $    94 $    186 $ 1,348 $ 1,440 $  1,533    -99.95%    -95.32%    -90.68%
 2          4,305    176,018  176,018  176,018   1,315   1,586    1,869   2,740   3,011    3,294    -54.74     -47.86     -41.16
 3          6,620    176,018  176,018  176,018   2,594   3,135    3,721   4,097   4,637    5,223    -36.42     -29.12     -22.06
 4          9,051    176,018  176,018  176,018   3,837   4,740    5,757   5,417   6,320    7,338    -27.31     -19.87     -12.73
 5         11,604    176,018  176,018  176,018   5,042   6,402    7,996   6,700   8,060    9,654    -22.01     -14.51      -7.36
 6         14,284    176,018  176,018  176,018   6,207   8,122   10,458   7,943   9,858   12,194    -18.60     -11.06      -3.92
 7         17,098    176,018  176,018  176,018   7,328   9,898   13,161   9,142  11,712   14,975    -16.25      -8.68      -1.54
 8         20,053    176,018  176,018  176,018   8,407  11,734   16,135  10,299  13,626   18,026    -14.55      -6.94       0.19
 9         23,156    176,018  176,018  176,018   9,440  13,629   19,403  11,409  15,598   21,372    -13.28      -5.62       1.50
10         26,414    176,018  176,018  176,018  10,426  15,585   23,000  12,473  17,632   25,047    -12.29      -4.59       2.53
15         45,315    176,018  176,018  176,018  16,978  28,716   49,640  16,978  28,716   49,640     -7.52      -0.55       6.07
20         69,439    176,018  176,018  238,347  20,294  41,948   89,390  20,294  41,948   89,390     -7.03       0.45       7.16
25        100,227    176,018  176,018  334,690  20,719  56,410  149,555  20,719  56,410  149,555     -7.71       0.92       7.65
30        139,522    176,018  176,018  459,855  18,162  72,836  241,352  18,162  72,836  241,352     -9.47       1.22       7.93
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  --------------------------------
 YEAR      0%         6%         12%
-------    --         --         ---
 1       8,700.91%  8,700.91%  8,700.91%
 2         789.46     789.46     789.46
 3         306.92     306.92     306.92
 4         174.74     174.74     174.74
 5         117.36     117.36     117.36
 6          86.26      86.26      86.26
 7          67.07      67.07      67.07
 8          54.18      54.18      54.18
 9          44.98      44.98      44.98
10          38.14      38.14      38.14
15          20.20      20.20      20.20
20          12.69      12.69      15.09
25           8.70       8.70      12.70
30           6.26       6.26      11.20

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 35

        $2,000 ANNUAL PREMIUM FOR NON-SMOKER STANDARD UNDERWRITING RISK

                             $176,018 FACE AMOUNT

                       OPTION 2--VARIABLE DEATH BENEFIT

        THIS ILLUSTRATION IS BASED ON CURRENT COST OF INSURANCE RATES.

                          DEATH BENEFIT             NET CASH VALUE             CASH VALUE           INTERNAL RATE OF RETURN
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL         ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL        ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF        RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ------------------------ ------------------------ -------------------------------
 YEAR    PER YEAR      0%       6%      12%      0%      6%      12%      0%      6%      12%       0%         6%         12%
------  -----------    --       --      ---      --      --      ---      --      --      ---       --         --         ---
 1       $  2,100   $176,018 $176,018 $176,097 $     1 $    94 $    186 $ 1,348 $ 1,440 $  1,533    -99.95%    -95.32%    -90.68%
 2          4,305    176,018  176,018  176,266   1,315   1,586    1,869   2,740   3,011    3,294    -54.74     -47.86     -41.17
 3          6,620    176,018  176,018  176,538   2,594   3,135    3,720   4,097   4,637    5,222    -36.42     -29.12     -22.07
 4          9,051    176,018  176,018  176,929   3,837   4,740    5,755   5,417   6,320    7,335    -27.31     -19.87     -12.75
 5         11,604    176,018  176,018  177,454   5,042   6,402    7,990   6,700   8,060    9,648    -22.01     -14.51      -7.39
 6         14,284    176,018  176,018  178,132   6,207   8,122   10,447   7,943   9,858   12,183    -18.60     -11.06      -3.95
 7         17,098    176,018  176,018  178,980   7,328   9,898   13,143   9,142  11,712   14,957    -16.25      -8.68      -1.58
 8         20,053    176,018  176,018  180,022   8,407  11,734   16,104  10,299  13,626   17,996    -14.55      -6.94       0.14
 9         23,156    176,018  176,018  181,281   9,440  13,629   19,355  11,409  15,598   21,325    -13.28      -5.62       1.45
10         26,414    176,018  176,018  182,784  10,426  15,585   22,927  12,473  17,632   24,974    -12.29      -4.59       2.47
15         45,315    176,018  176,018  195,109  16,978  28,716   49,212  16,978  28,716   49,212     -7.52      -0.55       5.97
20         69,439    176,018  176,018  235,626  20,294  41,948   88,370  20,294  41,948   88,370     -7.03       0.45       7.06
25        100,227    176,018  176,018  331,178  20,719  56,410  147,986  20,719  56,410  147,986     -7.71       0.92       7.58
30        139,522    176,018  176,018  455,271  18,162  72,836  238,946  18,162  72,836  238,946     -9.47       1.22       7.88
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  --------------------------------
 YEAR      0%         6%         12%
-------    --         --         ---
 1       8,700.91%  8,700.91%  8,704.86%
 2         789.46     789.46     790.12
 3         306.92     306.92     307.37
 4         174.74     174.74     175.15
 5         117.36     117.36     117.78
 6          86.26      86.26      86.71
 7          67.07      67.07      67.56
 8          54.18      54.18      54.72
 9          44.98      44.98      45.59
10          38.14      38.14      38.81
15          20.20      20.20      21.31
20          12.69      12.69      15.00
25           8.70       8.70      12.63
30           6.26       6.26      11.15

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 35

        $2,000 ANNUAL PREMIUM FOR NON-SMOKER STANDARD UNDERWRITING RISK

                             $176,018 FACE AMOUNT

                         OPTION 1--FIXED DEATH BENEFIT

   THIS ILLUSTRATION IS BASED ON GUARANTEED MAXIMUM COST OF INSURANCE RATES.

                          DEATH BENEFIT             NET CASH VALUE             CASH VALUE           INTERNAL RATE OF RETURN
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL         ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL        ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF        RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ------------------------ ------------------------ -------------------------------
 YEAR    PER YEAR      0%       6%      12%      0%      6%      12%      0%      6%      12%       0%         6%         12%
------  -----------    --       --      ---      --      --      ---      --      --      ---       --         --         ---
 1       $  2,100   $176,018 $176,018 $176,018 $     1 $    94 $    186 $ 1,348 $ 1,440 $  1,533    -99.95%    -95.32%    -90.68%
 2          4,305    176,018  176,018  176,018   1,315   1,586    1,869   2,740   3,011    3,294    -54.74     -47.86     -41.16
 3          6,620    176,018  176,018  176,018   2,594   3,135    3,721   4,097   4,637    5,223    -36.42     -29.12     -22.06
 4          9,051    176,018  176,018  176,018   3,837   4,740    5,757   5,417   6,320    7,338    -27.31     -19.87     -12.73
 5         11,604    176,018  176,018  176,018   5,042   6,402    7,996   6,700   8,060    9,654    -22.01     -14.51      -7.36
 6         14,284    176,018  176,018  176,018   6,207   8,122   10,458   7,943   9,858   12,194    -18.60     -11.06      -3.92
 7         17,098    176,018  176,018  176,018   7,328   9,898   13,161   9,142  11,712   14,975    -16.25      -8.68      -1.54
 8         20,053    176,018  176,018  176,018   8,407  11,734   16,135  10,299  13,626   18,026    -14.55      -6.94       0.19
 9         23,156    176,018  176,018  176,018   9,440  13,629   19,403  11,409  15,598   21,372    -13.28      -5.62       1.50
10         26,414    176,018  176,018  176,018  10,426  15,585   23,000  12,473  17,632   25,047    -12.29      -4.59       2.53
15         45,315    176,018  176,018  176,018  16,978  28,716   49,640  16,978  28,716   49,640     -7.52      -0.55       6.07
20         69,439    176,018  176,018  238,347  20,294  41,948   89,390  20,294  41,948   89,390     -7.03       0.45       7.16
25        100,227    176,018  176,018  334,690  20,719  56,410  149,555  20,719  56,410  149,555     -7.71       0.92       7.65
30        139,522    176,018  176,018  454,820  16,398  71,540  238,709  16,398  71,540  238,709    -10.52       1.11       7.87
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  --------------------------------
 YEAR      0%         6%         12%
-------    --         --         ---
 1       8,700.91%  8,700.91%  8,700.91%
 2         789.46     789.46     789.46
 3         306.92     306.92     306.92
 4         174.74     174.74     174.74
 5         117.36     117.36     117.36
 6          86.26      86.26      86.26
 7          67.07      67.07      67.07
 8          54.18      54.18      54.18
 9          44.98      44.98      44.98
10          38.14      38.14      38.14
15          20.20      20.20      20.20
20          12.69      12.69      15.09
25           8.70       8.70      12.70
30           6.26       6.26      11.14

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 35

        $2,000 ANNUAL PREMIUM FOR NON-SMOKER STANDARD UNDERWRITING RISK

                             $176,018 FACE AMOUNT

                       OPTION 2--VARIABLE DEATH BENEFIT

   THIS ILLUSTRATION IS BASED ON GUARANTEED MAXIMUM COST OF INSURANCE RATES.

                          DEATH BENEFIT             NET CASH VALUE             CASH VALUE           INTERNAL RATE OF RETURN
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL         ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL        ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF        RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ------------------------ ------------------------ -------------------------------
 YEAR    PER YEAR      0%       6%      12%      0%      6%      12%      0%      6%      12%       0%         6%         12%
------  -----------    --       --      ---      --      --      ---      --      --      ---       --         --         ---
 1       $  2,100   $176,018 $176,018 $176,097 $     1 $    94 $    186 $ 1,348 $ 1,440 $  1,533    -99.95%    -95.32%    -90.68%
 2          4,305    176,018  176,018  176,266   1,315   1,586    1,869   2,740   3,011    3,294    -54.74     -47.86     -41.17
 3          6,620    176,018  176,018  176,538   2,594   3,135    3,720   4,097   4,637    5,222    -36.42     -29.12     -22.07
 4          9,051    176,018  176,018  176,929   3,837   4,740    5,755   5,417   6,320    7,335    -27.31     -19.87     -12.75
 5         11,604    176,018  176,018  177,454   5,042   6,402    7,990   6,700   8,060    9,648    -22.01     -14.51      -7.39
 6         14,284    176,018  176,018  178,132   6,207   8,122   10,447   7,943   9,858   12,183    -18.60     -11.06      -3.95
 7         17,098    176,018  176,018  178,980   7,328   9,898   13,143   9,142  11,712   14,957    -16.25      -8.68      -1.58
 8         20,053    176,018  176,018  180,022   8,407  11,734   16,104  10,299  13,626   17,996    -14.55      -6.94       0.14
 9         23,156    176,018  176,018  181,281   9,440  13,629   19,355  11,409  15,598   21,325    -13.28      -5.62       1.45
10         26,414    176,018  176,018  182,784  10,426  15,585   22,927  12,473  17,632   24,974    -12.29      -4.59       2.47
15         45,315    176,018  176,018  195,109  16,978  28,716   49,212  16,978  28,716   49,212     -7.52      -0.55       5.97
20         69,439    176,018  176,018  235,626  20,294  41,948   88,370  20,294  41,948   88,370     -7.03       0.45       7.06
25        100,227    176,018  176,018  331,178  20,719  56,410  147,986  20,719  56,410  147,986     -7.71       0.92       7.58
30        139,522    176,018  176,018  450,286  16,398  71,540  236,330  16,398  71,540  236,330    -10.52       1.11       7.82
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  --------------------------------
 YEAR      0%         6%         12%
-------    --         --         ---
 1       8,700.91%  8,700.91%  8,704.86%
 2         789.46     789.46     790.12
 3         306.92     306.92     307.37
 4         174.74     174.74     175.15
 5         117.36     117.36     117.78
 6          86.26      86.26      86.71
 7          67.07      67.07      67.56
 8          54.18      54.18      54.72
 9          44.98      44.98      45.59
10          38.14      38.14      38.81
15          20.20      20.20      21.31
20          12.69      12.69      15.00
25           8.70       8.70      12.63
30           6.26       6.26      11.09

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45

        $2,000 ANNUAL PREMIUM FOR NON-SMOKER STANDARD UNDERWRITING RISK

                             $110,889 FACE AMOUNT

                         OPTION 1--FIXED DEATH BENEFIT

        THIS ILLUSTRATION IS BASED ON CURRENT COST OF INSURANCE RATES.

                          DEATH BENEFIT            NET CASH VALUE            CASH VALUE          INTERNAL RATE OF RETURN
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL   ASSUMING HYPOTHETICAL       ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL             GROSS ANNUAL            GROSS ANNUAL       ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF       RATE OF RETURN OF     ANNUAL RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ----------------------- ----------------------- -----------------------------
 YEAR    PER YEAR      0%       6%      12%      0%      6%      12%     0%      6%      12%      0%        6%        12%
------  -----------    --       --      ---      --      --      ---     --      --      ---      --        --        ---
 1        $ 2,100   $110,889 $110,889 $110,889 $   305 $   397 $   490 $ 1,327 $ 1,419 $ 1,511   -84.73%   -80.13%   -75 .52%
 2          4,305    110,889  110,889  110,889   1,558   1,826   2,106   2,657   2,925   3,205   -48.55    -42.15     -35.86
 3          6,620    110,889  110,889  110,889   2,767   3,298   3,874   3,944   4,475   5,050   -33.99    -27.07     -20.34
 4          9,051    110,889  110,889  110,889   3,931   4,814   5,809   5,186   6,068   7,064   -26.47    -19.32     -12.40
 5         11,604    110,889  110,889  110,889   5,048   6,372   7,928   6,380   7,705   9,260   -21.97    -14.66      -7.64
 6         14,284    110,889  110,889  110,889   6,116   7,975  10,249   7,526   9,386  11,659   -19.01    -11.57      -4.49
 7         17,098    110,889  110,889  110,889   7,129   9,619  12,790   8,617  11,107  14,278   -16.95     -9.40      -2.26
 8         20,053    110,889  110,889  110,889   8,082  11,299  15,571   9,648  12,865  17,137   -15.46     -7.79      -0.60
 9         23,156    110,889  110,889  110,889   8,971  13,015  18,615  10,615  14,658  20,259   -14.36     -6.57       0.67
10         26,413    110,889  110,889  110,889   9,788  14,760  21,948  11,509  16,482  23,669   -13.54     -5.61       1.68
15         45,315    110,889  110,889  110,889  14,715  25,965  46,326  14,715  25,965  46,326    -9.57     -1.83       5.26
20         69,438    110,889  110,889  158,552  16,632  37,290  83,215  16,632  37,290  83,215    -9.38     -0.67       6.55
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  --------------------------------
 YEAR      0%         6%         12%
-------    --         --         ---
 1       5,444.49%  5,444.49%  5,444.49%
 2         596.29     596.29     596.29
 3         242.76     242.76     242.76
 4         140.36     140.36     140.36
 5          94.68      94.68      94.68
 6          69.53      69.53      69.53
 7          53.86      53.86      53.86
 8          43.26      43.26      43.26
 9          35.68      35.68      35.68
10          30.01      30.01      30.01
15          15.15      15.15      15.15
20           8.95       8.95      11.86

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45

        $2,000 ANNUAL PREMIUM FOR NON-SMOKER STANDARD UNDERWRITING RISK

                             $110,889 FACE AMOUNT

                       OPTION 2--VARIABLE DEATH BENEFIT

        THIS ILLUSTRATION IS BASED ON CURRENT COST OF INSURANCE RATES.

                          DEATH BENEFIT            NET CASH VALUE            CASH VALUE           INTERNAL RATE OF RETURN
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL   ASSUMING HYPOTHETICAL        ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL             GROSS ANNUAL            GROSS ANNUAL        ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF       RATE OF RETURN OF      ANNUAL RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ----------------------- ----------------------- -------------------------------
 YEAR    PER YEAR      0%       6%      12%      0%      6%      12%     0%      6%      12%      0%         6%         12%
------  ----------- -------- -------- -------- ------- ------- ------- ------- ------- ------- ---------  ---------  ---------
 1        $ 2,100   $110,889 $110,889 $110,968 $   305 $   397 $   490 $ 1,327 $ 1,419 $ 1,511    -84.73%    -80.13%    -75.52%
 2          4,305    110,889  110,889  111,134   1,558   1,826   2,105   2,657   2,925   3,204    -48.55     -42.15     -35.88
 3          6,620    110,889  110,889  111,399   2,767   3,298   3,871   3,944   4,475   5,048    -33.99     -27.07     -20.36
 4          9,051    110,889  110,889  111,778   3,931   4,814   5,803   5,186   6,068   7,058    -26.47     -19.32     -12.44
 5         11,604    110,889  110,889  112,285   5,048   6,372   7,916   6,380   7,705   9,248    -21.97     -14.66      -7.69
 6         14,284    110,889  110,889  112,936   6,116   7,975  10,227   7,526   9,386  11,637    -19.01     -11.57      -4.55
 7         17,098    110,889  110,889  113,749   7,129   9,619  12,752   8,617  11,107  14,240    -16.95      -9.40      -2.34
 8         20,053    110,889  110,889  114,744   8,082  11,299  15,507   9,648  12,865  17,073    -15.46      -7.79      -0.70
 9         23,156    110,889  110,889  115,941   8,971  13,015  18,514  10,615  14,658  20,157    -14.36      -6.57       0.56
10         26,413    110,889  110,889  117,366   9,788  14,760  21,791  11,509  16,482  23,513    -13.54      -5.61       1.55
15         45,315    110,889  110,889  128,906  14,715  25,965  45,328  14,715  25,965  45,328     -9.57      -1.83       5.00
20         69,438    110,889  110,889  153,734  16,632  37,290  80,686  16,632  37,290  80,686     -9.38      -0.67       6.29
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  --------------------------------
 YEAR      0%         6%         12%
------- ---------- ---------- ----------
 1       5,444.49%  5,444.49%  5,448.44%
 2         596.29     596.29     597.11
 3         242.76     242.76     243.35
 4         140.36     140.36     140.92
 5          94.68      94.68      95.27
 6          69.53      69.53      70.17
 7          53.86      53.86      54.57
 8          43.26      43.26      44.06
 9          35.68      35.68      36.56
10          30.01      30.01      31.00
15          15.15      15.15      16.80
20           8.95       8.95      11.61

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45

        $2,000 ANNUAL PREMIUM FOR NON-SMOKER STANDARD UNDERWRITING RISK

                             $110,889 FACE AMOUNT

                         OPTION 1--FIXED DEATH BENEFIT

   THIS ILLUSTRATION IS BASED ON GUARANTEED MAXIMUM COST OF INSURANCE RATES.

                          DEATH BENEFIT            NET CASH VALUE            CASH VALUE           INTERNAL RATE OF RETURN
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL   ASSUMING HYPOTHETICAL        ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL             GROSS ANNUAL            GROSS ANNUAL        ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF       RATE OF RETURN OF      ANNUAL RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ----------------------- ----------------------- -------------------------------
 YEAR    PER YEAR      0%       6%      12%      0%      6%      12%     0%      6%      12%      0%         6%         12%
------  -----------    --       --      ---      --      --      ---     --      --      ---      --         --         ---
 1        $ 2,100   $110,889 $110,889 $110,889 $   305 $   397 $   490 $ 1,327 $ 1,419 $ 1,511    -84.73%    -80.13%    -75.52%
 2          4,305    110,889  110,889  110,889   1,558   1,826   2,106   2,657   2,925   3,205    -48.55     -42.15     -35.86
 3          6,620    110,889  110,889  110,889   2,767   3,298   3,874   3,944   4,475   5,050    -33.99     -27.07     -20.34
 4          9,051    110,889  110,889  110,889   3,931   4,814   5,809   5,186   6,068   7,064    -26.47     -19.32     -12.40
 5         11,604    110,889  110,889  110,889   5,048   6,372   7,928   6,380   7,705   9,260    -21.97     -14.66      -7.64
 6         14,284    110,889  110,889  110,889   6,116   7,975  10,249   7,526   9,386  11,659    -19.01     -11.57      -4.49
 7         17,098    110,889  110,889  110,889   7,129   9,619  12,790   8,617  11,107  14,278    -16.95      -9.40      -2.26
 8         20,053    110,889  110,889  110,889   8,082  11,299  15,571   9,648  12,865  17,137    -15.46      -7.79      -0.60
 9         23,156    110,889  110,889  110,889   8,971  13,015  18,615  10,615  14,658  20,259    -14.36      -6.57       0.67
10         26,413    110,889  110,889  110,889   9,788  14,760  21,948  11,509  16,482  23,669    -13.54      -5.61       1.68
15         45,315    110,889  110,889  110,889  14,715  25,965  46,326  14,715  25,965  46,326     -9.57      -1.83       5.26
20         69,438    110,889  110,889  156,838  15,574  36,370  82,315  15,574  36,370  82,315    -10.19      -0.92       6.46
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  --------------------------------
 YEAR      0%         6%         12%
-------    --         --         ---
 1       5,444.49%  5,444.49%  5,444.49%
 2         596.29     596.29     596.29
 3         242.76     242.76     242.76
 4         140.36     140.36     140.36
 5          94.68      94.68      94.68
 6          69.53      69.53      69.53
 7          53.86      53.86      53.86
 8          43.26      43.26      43.26
 9          35.68      35.68      35.68
10          30.01      30.01      30.01
15          15.15      15.15      15.15
20           8.95       8.95      11.77

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45

        $2,000 ANNUAL PREMIUM FOR NON-SMOKER STANDARD UNDERWRITING RISK

                             $110,889 FACE AMOUNT

                       OPTION 2--VARIABLE DEATH BENEFIT

   THIS ILLUSTRATION IS BASED ON GUARANTEED MAXIMUM COST OF INSURANCE RATES.

                          DEATH BENEFIT            NET CASH VALUE            CASH VALUE           INTERNAL RATE OF RETURN
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL   ASSUMING HYPOTHETICAL        ON NET CASH VALUE
        ACCUMULATED        GROSS ANNUAL             GROSS ANNUAL            GROSS ANNUAL        ASSUMING HYPOTHETICAL GROSS
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF       RATE OF RETURN OF      ANNUAL RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ----------------------- ----------------------- -------------------------------
 YEAR    PER YEAR      0%       6%      12%      0%      6%      12%     0%      6%      12%      0%         6%         12%
------  -----------    --       --      ---      --      --      ---     --      --      ---      --         --         ---
 1        $ 2,100   $110,889 $110,889 $110,968 $   305 $   397 $   490 $ 1,327 $ 1,419 $ 1,511    -84.73%    -80.13%    -75.52%
 2          4,305    110,889  110,889  111,134   1,558   1,826   2,105   2,657   2,925   3,204    -48.55     -42.15     -35.88
 3          6,620    110,889  110,889  111,399   2,767   3,298   3,871   3,944   4,475   5,048    -33.99     -27.07     -20.36
 4          9,051    110,889  110,889  111,778   3,931   4,814   5,803   5,186   6,068   7,058    -26.47     -19.32     -12.44
 5         11,604    110,889  110,889  112,285   5,048   6,372   7,916   6,380   7,705   9,248    -21.97     -14.66      -7.69
 6         14,284    110,889  110,889  112,936   6,116   7,975  10,227   7,526   9,386  11,637    -19.01     -11.57      -4.55
 7         17,098    110,889  110,889  113,749   7,129   9,619  12,752   8,617  11,107  14,240    -16.95      -9.40      -2.34
 8         20,053    110,889  110,889  114,744   8,082  11,299  15,507   9,648  12,865  17,073    -15.46      -7.79      -0.70
 9         23,156    110,889  110,889  115,941   8,971  13,015  18,514  10,615  14,658  20,157    -14.36      -6.57       0.56
10         26,413    110,889  110,889  117,366   9,788  14,760  21,791  11,509  16,482  23,513    -13.54      -5.61       1.55
15         45,315    110,889  110,889  128,906  14,715  25,965  45,328  14,715  25,965  45,328     -9.57      -1.83       5.00
20         69,438    110,889  110,889  151,940  15,574  36,370  79,745  15,574  36,370  79,745    -10.19      -0.92       6.19
           INTERNAL RATE OF RETURN
              ON DEATH BENEFIT
         ASSUMING HYPOTHETICAL GROSS
END OF    ANNUAL RATE OF RETURN OF
POLICY  --------------------------------
 YEAR      0%         6%         12%
-------    --         --         ---
 1       5,444.49%  5,444.49%  5,448.44%
 2         596.29     596.29     597.11
 3         242.76     242.76     243.35
 4         140.36     140.36     140.92
 5          94.68      94.68      95.27
 6          69.53      69.53      70.17
 7          53.86      53.86      54.57
 8          43.26      43.26      44.06
 9          35.68      35.68      36.56
10          30.01      30.01      31.00
15          15.15      15.15      16.80
20           8.95       8.95      11.52

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                  APPENDIX B

                       INVESTMENT EXPERIENCE INFORMATION

  This Appendix gives hypothetical illustrations of the Variable Account's and the Policy's investment experience based on the historical investment experience of the Eligible Funds. It does not predict future performance.

  The Policies became available in June 1988. The Zenith Fund and the Variable Account commenced operations on August 26, 1983. The Westpeak Stock Index and Back Bay Advisors Managed Series of the Zenith Fund commenced operations on May 1, 1987. The Westpeak Growth and Income Series and Harris Oakmark Mid Cap Value Series of the Zenith Fund commenced operations on April 30, 1993. The Loomis Sayles Small Cap Series commenced operations on May 2, 1994 and was made available to the Variable Account on December 19, 1994. The MFS Investors Series and MFS Research Managers Series of the Zenith Fund commenced operations on April 30, 1999. The remaining New England Zenith Fund Series shown in this Appendix commenced operations on October 31, 1994 and were made available to the Variable Account on May 1, 1995. The commencement of operations for the Metropolitan Series Fund, Inc. Portfolios was: March 3, 1997 for the Janus Mid Cap Portfolio; and November 9, 1998 for the Russell 2000 Index Portfolio. Both were made available to the Variable Account on May 1, 2000. The Putnam Large Cap Growth Portfolio of the Metropolitan Series Fund, Inc. commenced operations on May 1, 2000 and is not included in this Appendix. The VIP Equity-Income Portfolio and VIP Overseas Portfolio commenced operations on October 9, 1986 and January 28, 1987, respectively, and were added as investment options of the Variable Account on April 30, 1993. The VIP High Income Portfolio and the VIP II Asset Manager Portfolio commenced operations on September 19, 1985 and September 6, 1989, respectively, and were added as investment options of the Variable Account on December 19, 1994.

  We base the illustrations on the actual investment experience of the relevant Eligible Funds for the periods shown (and reflect actual charges and expenses incurred by the Eligible Funds), and reflect a charge for mortality and expense risks against the Variable Account's assets at an annual rate of
 .60%. The illustrations assume that annual scheduled premiums are paid at the beginning of each year and that no loans, transfers or other Policy Owner transactions were made during the periods shown.

  Many factors other than investment experience affect Policy values and benefits. These investment experience figures do not reflect the charges deducted from premiums and monthly deductions from the cash value. (See "Charges Assessed in Connection with the Policy", "Cost of Insurance Charges" and "Charges and Expenses".)

NET RATES OF RETURN

  The annual net rate of return is the effective earnings rate at which the investment sub-accounts increased or decreased over a one year period, based on the investment experience of the relevant Eligible Funds. The rate is calculated by taking the difference between the sub-accounts' ending values and beginning values of the period and dividing it by the beginning values of the period.

  The effective annual net rate of return since inception is the annualized effective interest rate at which the sub-accounts increased or decreased since the inception dates of the sub-accounts. For each sub-account, we calculate the rate by taking the difference between the sub-account's ending value and the value on the date of its inception and dividing it by the value on the date of inception. This result is the total net rate of return since inception ("Total Return"). The effective annual net rate of return is the rate which, if compounded annually, would equal the total net rate of return since inception.

               SUB-ACCOUNTS INVESTING IN NEW ENGLAND ZENITH FUND

                                                                                 ANNUAL NET RATE OF RETURN
                  -----------------------------------------------------------------------------------------------------------
                                                                                         FOR ONE YEAR ENDING
                  8/26/83- --------------------------------------------------------------------------------------------------
SUB-ACCOUNT       12/31/83 12/31/84 12/31/85 12/31/86 12/31/87 12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94
-----------       -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Capital Growth*.    8.64%    -.96%   67.09%   94.04%   51.79%   -9.34%   29.98%   -4.06%   53.06%   -6.61%   14.28%   -7.62%
Bond Income.....    2.83%   11.93    18.05    14.15     1.65     7.72    11.63     7.44    17.25     7.53    11.94    -3.94
Money Market....    3.08%    9.96     7.61     6.16     5.89     6.87     8.60     7.54     5.58     3.18     2.36     3.35
                                                               8/26/83-  8/26/83-
                                                               12/31/99  12/31/99
                                                                TOTAL    EFFECTIVE
SUB-ACCOUNT       12/31/95 12/31/96 12/31/97 12/31/98 12/31/99  RETURN    ANNUAL
-----------       -------- -------- -------- -------- -------- --------- ---------
Capital Growth*.   37.21%   20.34%   22.74%   33.29%   15.01%  2,707.00%   22.63%
Bond Income.....   20.47     3.98    10.23     8.39    -1.06     309.50     9.01
Money Market....    5.07     4.50     4.71     4.63     4.34     147.55     5.70

                                                              ANNUAL NET RATE OF RETURN
                 -----------------------------------------------------------------------------------------------------------
                                                                      FOR ONE YEAR ENDING
                 5/1/87-  --------------------------------------------------------------------------------------------------
SUB-ACCOUNT      12/31/87 12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96 12/31/97 12/31/98
-----------      -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Stock Index.....  -12.55%  15.65%   29.37%   -4.72%   29.65%    6.65%    9.07%    0.51%   36.10%   21.73%   31.70%   27.17%
Managed.........   -1.06%   8.83    18.37     2.59    19.45     6.06     9.99    -1.70    30.48    14.34    25.81    18.94
                          5/1/87-   5/1/87-
                          12/31/99 12/31/99
                           TOTAL   EFFECTIVE
SUB-ACCOUNT      12/31/99  RETURN   ANNUAL
-----------      -------- -------- ---------
Stock Index.....  19.66%   527.46%   15.60%
Managed.........   9.31    337.07    12.35

                                           ANNUAL NET RATE OF RETURN
                         --------------------------------------------------------------
                                                   FOR ONE YEAR ENDING                  4/30/93- 4/30/93-
                                  ----------------------------------------------------- 12/31/99 12/31/99
                         4/30/93-                                                        TOTAL   EFFECTIVE
SUB-ACCOUNT              12/31/93 12/31/94 12/31/95 12/31/96 12/31/97 12/31/98 12/31/99  RETURN   ANNUAL
-----------              -------- -------- -------- -------- -------- -------- -------- -------- ---------
Growth and Income.......  13.78%   -1.80%   35.65%   17.38%   32.67%   23.71%    8.70%   217.42%   18.91%
Mid Cap Value**.........  14.28     -.87    29.57    16.90    16.62    -6.03    -0.25     87.59     9.89

                                       ANNUAL NET RATE OF RETURN
                         ----------------------------------------------------- 5/2/94-   5/2/94-
                                              FOR ONE YEAR ENDING              12/31/99 12/31/99
                         5/2/94-  --------------------------------------------  TOTAL   EFFECTIVE
SUB-ACCOUNT              12/31/94 12/31/95 12/31/96 12/31/97 12/31/98 12/31/99  RETURN   ANNUAL
-----------              -------- -------- -------- -------- -------- -------- -------- ---------
Small Cap...............  -3.61%   28.08%   29.90%   24.11%   -2.28%   30.96%  154.68%   17.94%

                                       ANNUAL NET RATE OF RETURN
                         ------------------------------------------------------ 10/31/94- 10/31/94-
                                               FOR ONE YEAR ENDING              12/31/99  12/31/99
                         10/31/94- --------------------------------------------   TOTAL   EFFECTIVE
SUB-ACCOUNT              12/31/94  12/31/95 12/31/96 12/31/97 12/31/98 12/31/99  RETURN    ANNUAL
-----------              --------- -------- -------- -------- -------- -------- --------- ---------
Equity Growth...........   -4.29%   47.81%   12.49%   24.88%   46.90%   33.33%   289.22%    30.09%
Balanced***.............    -.20    24.05    16.21    15.48     8.46    -5.63     70.05     10.82
Venture Value...........   -3.60    38.45    25.08    32.70    13.73    16.81    194.33     23.24
International Magnum
 Equity****.............    2.50     5.60     6.03    -1.89     6.63    23.87     48.72      7.99

                                    ANNUAL NET RATE OF RETURN
                                    -------------------------
                                                              4/30/99- 4/30/99-
                                                              12/31/99 12/31/99
                                            4/30/99-           TOTAL   EFFECTIVE
SUB-ACCOUNT                                 12/31/99           RETURN   ANNUAL
-----------                                 --------          -------- ---------
Investors..........................            2.44%            2.44%     N/A
Research Managers..................           19.32            19.32      N/A

-------

* Rates of return reflect the Capital Growth Series' former investment advisory fee of .50% of average daily net assets for the period through December 31, 1987 and its current advisory fee schedule thereafter.

** The Harris Oakmark Mid Cap Value Series' Sub-adviser was Loomis Sayles until May 1, 1998, when Goldman Sachs Asset Management became the sub-adviser. Harris Associates became the sub-adviser on May 1, 2000. Rates of return reflect the Series' former investment advisory fee of .70% of average daily net assets for the period through April 30, 1998, and .75% thereafter.

*** The Balanced Series' sub-adviser was Loomis, Sayles until May 1, 2000, when Wellington Management Company became the sub-adviser.

**** The Morgan Stanley International Magnum Equity Series' sub-adviser was
     Draycott Partners until May 1, 1997, when Morgan Stanley Dean Witter Investment Management became sub-adviser.

         SUB-ACCOUNTS INVESTING IN METROPOLITAN SERIES FUND, INC.

                                  ANNUAL NET RATE OF RETURN
                                 ----------------------------  3/3/97-   3/3/97-
                                          FOR ONE YEAR ENDING  12/31/99 12/31/99
                                 3/3/97-  -------------------   TOTAL   EFFECTIVE
SUB-ACCOUNT                      12/31/97 12/31/98  12/31/99    RETURN   ANNUAL
-----------                      -------- --------- ---------  -------- ---------
Mid Cap........................   27.57%    36.37%    121.59%  285.53%   61.15%
                                  ANNUAL NET RATE OF RETURN
                                 ----------------------------  11/9/98- 11/9/98-
                                          FOR ONE YEAR ENDING  12/31/99 12/31/99
                                 11/9/98- -------------------   TOTAL   EFFECTIVE
                                 12/31/98      12/31/99         RETURN   ANNUAL
                                 -------- -------------------  -------- ---------
Russell 2000 Index.............   5.39%         22.00%          28.57%   24.63%

                         SUB-ACCOUNTS INVESTING IN VIP

                                                                   ANNUAL NET RATE OF RETURN
                 -----------------------------------------------------------------------------------------------------------
                                                                          FOR ONE YEAR ENDING
                 10/9/86- --------------------------------------------------------------------------------------------------
SUB-ACCOUNT      12/31/86 12/31/87 12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96 12/31/97
-----------      -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Equity-Income...   .06%    -3.08%   21.98%   16.64%  -15.80%   31.07%   16.39%   17.59%   6.43%    34.29%   13.59%   27.34%
                                   10/9/86- 10/9/86-
                                   12/31/99 12/31/99
                                    TOTAL   EFFECTIVE
SUB-ACCOUNT      12/31/98 12/31/99  RETURN   ANNUAL
-----------      -------- -------- -------- ---------
Equity-Income...  10.96%    5.69%   409.85%   13.11%

                                                              ANNUAL NET RATE OF RETURN
                 -----------------------------------------------------------------------------------------------------------
                                                                      FOR ONE YEAR ENDING
                 1/28/87- --------------------------------------------------------------------------------------------------
SUB-ACCOUNT      12/31/87 12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96 12/31/97 12/31/98
-----------      -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Overseas........  -5.90%   7.48%    25.53%   -2.26%   7.79%   -11.12%   36.53%    1.12%    9.02%   12.53%   10.89%   12.08%
                          1/28/87- 1/28/87-
                          12/31/99 12/31/99
                           TOTAL   EFFECTIVE
SUB-ACCOUNT      12/31/99  RETURN   ANNUAL
-----------      -------- -------- ---------
Overseas........  41.77%   252.81%   10.25%

                                                                       ANNUAL NET RATE OF RETURN
                 -----------------------------------------------------------------------------------------------------------
                                                                               FOR ONE YEAR ENDING
                 9/19/85- --------------------------------------------------------------------------------------------------
SUB-ACCOUNT      12/31/85 12/31/86 12/31/87 12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96
-----------      -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
High Income.....  6.20%    16.98%   0.61%    10.97%   -4.75%   -2.82%   34.27%   22.43%   19.68%   -2.13%   19.88%   13.35%
                                            9/19/85- 9/19/85-
                                            12/31/99 12/31/99
                                             TOTAL   EFFECTIVE
SUB-ACCOUNT      12/31/97 12/31/98 12/31/99  RETURN   ANNUAL
-----------      -------- -------- -------- -------- ---------
High Income.....  16.96%   -4.90%    7.51%   301.69%   10.23%

                        SUB-ACCOUNT INVESTING IN VIP II

                                                     ANNUAL NET RATE OF RETURN
                 -------------------------------------------------------------------------------------------------- 9/6/89-
                                                             FOR ONE YEAR ENDING                                    12/31/99
                 9/6/89-  -----------------------------------------------------------------------------------------  TOTAL
SUB-ACCOUNT      12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96 12/31/97 12/31/98 12/31/99  RETURN
-----------      -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Asset Manager...   .62%    6.08%    21.83%   11.04%   20.51%   -6.65%   16.26%   13.91%   19.93%   14.36%   10.43%   225.80%
                  9/6/89-
                 12/31/99
                 EFFECTIVE
SUB-ACCOUNT       ANNUAL
-----------      ---------
Asset Manager...   12.13%

POLICY PERFORMANCE

  The material below assumes, in the first example, a Policy with an Option 1 death benefit was issued with a $176,018 face amount and annual premiums of $2,000, paid on August 26 of each year (May 1 in the case of the Zenith Westpeak Stock Index and Back Bay Managed Sub-Accounts; May 2 in the case of the Zenith Loomis Sayles Small Cap Sub-Account; October 31 in the case of the Zenith Balanced, Zenith Morgan Stanley International Magnum Equity, Zenith Davis Venture Value, and Zenith Alger Equity Growth Sub-Accounts; October 9 in the case of the VIP Equity-Income Sub-Account; January 28 in the case of the VIP Overseas Sub-Account; April 30 in the case of the Zenith Westpeak Growth and Income and Zenith Harris Oakmark Mid Cap Value Sub-Accounts; September 19 in the case of the VIP High Income Sub-Account; September 6 in the case of the VIP II Asset Manager Sub-Account; March 3 in the case of the Metropolitan Janus Mid Cap Sub-Account, November 9 in the case of the Metropolitan Russell 2000 Index Sub-Account), to a male nonsmoker standard risk, age 35. The second example assumes a Policy was issued with a $197,864 face amount and annual premiums of $2,000, paid on August 26 of each year (May 1 in the case of the Zenith Westpeak Stock Index and Back Bay Managed Sub-Accounts; May 2 in the case of the Zenith Loomis Sayles Small Cap Sub-Account; October 31 in the case of the Zenith Balanced, Zenith International Magnum Equity, Zenith Davis Venture Value, and Zenith Alger Equity Growth Sub-Accounts; October 9 in the case of the VIP Equity-Income Sub-Account; January 28 in the case of the VIP Overseas Sub-Account; April 30 in the case of the Zenith Westpeak Growth and Income and Zenith Harris Oakmark Mid Cap Value Sub-Accounts; September 19 in the case of the VIP High Income Sub-Account; September 6 in the case of the VIP II Asset Manager Sub-Account; March 3 in the case of the Metropolitan Janus Mid Cap Sub-Account, November 9 in the case of the Metropolitan Russell 2000 Index Sub-Account), to a female nonsmoker standard risk, age 35. The death benefits, cash values and internal rates of return assume in each instance that the entire policy value was invested in the particular sub-account for the period shown. These illustrations of Policy investment experience also reflect all charges applicable to the Policy, including cost of insurance charges based on NELICO's current rates. (See Appendix A for the definition of the internal rate of return.)

                     MALE NONSMOKER STANDARD RISK, AGE 35
                         OPTION 1--FIXED DEATH BENEFIT

ZENITH CAPITAL GROWTH SUB-ACCOUNT*

                                                                      INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- -------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $176,018 $176,018 $  1,754 $    408       --             --
December 31, 1983.......   2,000   176,018  176,018    1,767      420    -98.87%           --
December 31, 1984.......   4,000   176,018  176,018    3,125    1,700    -70.31       2,596.84%
December 31, 1985.......   6,000   176,018  176,018    6,938    5,435     -7.20         526.27
December 31, 1986.......   8,000   176,018  176,018   14,826   13,245     28.61         244.56
December 31, 1987.......  10,000   176,018  176,018   23,555   21,897     34.57         149.53
December 31, 1988.......  12,000   176,018  176,018   22,775   21,039     19.80         104.22
December 31, 1989.......  14,000   176,018  176,018   30,987   29,174     21.72          78.34
December 31, 1990.......  16,000   176,018  176,018   30,877   28,986     15.14          61.82
December 31, 1991.......  18,000   176,018  199,689   48,770   46,801     21.18          53.35
December 31, 1992.......  20,000   176,018  187,012   47,028   44,981     16.03          43.42
December 31, 1993.......  22,000   176,018  214,155   55,065   53,189     15.68          39.38
December 31, 1994.......  24,000   176,018  194,787   51,603   50,136     11.98          32.72
December 31, 1995.......  26,000   176,018  258,618   72,694   71,636     14.90          32.61
December 31, 1996.......  28,000   176,018  312,431   88,313   87,664     15.39          31.36
December 31, 1997.......  30,000   176,018  347,324  108,998  108,759     16.00          29.38
December 31, 1998.......  32,000   176,018  467,066  145,853  145,853     17.38          29.74
December 31, 1999.......  34,000   176,018  499,945  168,019  168,019     17.07          27.81

ZENITH BACK BAY BOND INCOME SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $176,018 $176,018 $ 1,754 $   408        --             --
December 31, 1983.......   2,000   176,018  176,018   1,663     316     -99.50%           --
December 31, 1984.......   4,000   176,018  176,018   3,373   1,949     -62.69       2,596.84%
December 31, 1985.......   6,000   176,018  176,018   5,485   3,983     -28.17         526.27
December 31, 1986.......   8,000   176,018  176,018   7,702   6,121     -14.16         244.56
December 31, 1987.......  10,000   176,018  176,018   9,241   7,583     -11.70         149.53
December 31, 1988.......  12,000   176,018  176,018  11,358   9,622      -7.77         104.22
December 31, 1989.......  14,000   176,018  176,018  14,069  12,256      -3.99          78.34
December 31, 1990.......  16,000   176,018  176,018  16,520  14,629      -2.34          61.82
December 31, 1991.......  18,000   176,018  176,018  20,788  18,819       1.02          50.46
December 31, 1992.......  20,000   176,018  176,018  23,636  21,589       1.57          42.23
December 31, 1993.......  22,000   176,018  176,018  27,711  25,834       2.97          36.02
December 31, 1994.......  24,000   176,018  176,018  27,773  26,306       1.56          31.18
December 31, 1995.......  26,000   176,018  176,018  34,793  33,735       4.01          27.32
December 31, 1996.......  28,000   176,018  176,018  37,418  36,770       3.88          24.18
December 31, 1997.......  30,000   176,018  176,018  42,437  42,199       4.50          21.58
December 31, 1998.......  32,000   176,018  176,018  47,290  47,290       4.79          19.39
December 31, 1999.......  34,000   176,018  176,018  48,001  48,001       3.99          17.53

ZENITH BACK BAY MONEY MARKET SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $176,018 $176,018 $ 1,754 $   408        --             --
December 31, 1983.......   2,000   176,018  176,018   1,667     320     -99.49%           --
December 31, 1984.......   4,000   176,018  176,018   3,270   1,845     -65.88       2,596.84%
December 31, 1985.......   6,000   176,018  176,018   4,976   3,473     -36.63         526.27
December 31, 1986.......   8,000   176,018  176,018   6,714   5,133     -23.15         244.56
December 31, 1987.......  10,000   176,018  176,018   8,528   6,870     -15.84         149.53
December 31, 1988.......  12,000   176,018  176,018  10,524   8,788     -10.98         104.22
December 31, 1989.......  14,000   176,018  176,018  12,807  10,993      -7.28          78.34
December 31, 1990.......  16,000   176,018  176,018  15,122  13,230      -4.99          61.82
December 31, 1991.......  18,000   176,018  176,018  17,284  15,315      -3.76          50.46
December 31, 1992.......  20,000   176,018  176,018  19,114  17,067      -3.31          42.23
December 31, 1993.......  22,000   176,018  176,018  20,816  18,939      -2.84          36.02
December 31, 1994.......  24,000   176,018  176,018  22,746  21,279      -2.08          31.18
December 31, 1995.......  26,000   176,018  176,018  25,084  24,027      -1.25          27.32
December 31, 1996.......  28,000   176,018  176,018  27,358  26,709       -.69          24.18
December 31, 1997.......  30,000   176,018  176,018  29,758  29,520       -.22          21.58
December 31, 1998.......  32,000   176,018  176,018  32,326  32,326        .13          19.39
December 31, 1999.......  34,000   176,018  176,018  34,873  34,873       0.30          17.53

ZENITH WESTPEAK STOCK INDEX SUB-ACCOUNT

                                                                      INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                    OF RETURN ON   INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH     NET CASH     OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE        VALUE       DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ---------------- -------------
May 1, 1987............. $ 2,000  $176,018 $176,018 $ 1,754 $   408          --              --
December 31, 1987.......   2,000   176,018  176,018   1,322      83       -99.15%            --
December 31, 1988.......   4,000   176,018  176,018   3,037   1,612       -57.40        1,304.55%
December 31, 1989.......   6,000   176,018  176,018   5,728   4,225       -19.73          393.40
December 31, 1990.......   8,000   176,018  176,018   6,784   5,204       -19.03          205.08
December 31, 1991.......  10,000   176,018  176,018  10,336   8,678        -5.28          131.98
December 31, 1992.......  12,000   176,018  176,018  12,492  10,756        -3.45           94.63
December 31, 1993.......  14,000   176,018  176,018  15,075  13,262        -1.48           72.41
December 31, 1994.......  16,000   176,018  176,018  16,515  14,624        -2.16           57.84
December 31, 1995.......  18,000   176,018  176,018  24,273  22,304         4.55           47.63
December 31, 1996.......  20,000   176,018  176,018  30,809  28,762         6.90           40.12
December 31, 1997.......  22,000   176,018  176,018  42,189  40,415        10.38           34.40
December 31, 1998.......  24,000   176,018  193,974  55,020  53,655        12.45           31.33
December 31, 1999.......  26,000   176,018  226,347  67,067  66,111        13.21           29.63

ZENITH BACK BAY MANAGED SUB-ACCOUNT
                                                                      INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                    OF RETURN ON   INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH     NET CASH     OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE        VALUE       DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ---------------- -------------
May 1, 1987............. $ 2,000  $176,018 $176,018 $ 1,754 $   408          --              --
December 31, 1987.......   2,000   176,018  176,018   1,500     153       -97.86%            --
December 31, 1988.......   4,000   176,018  176,018   3,123   1,698       -55.06        1,304.55%
December 31, 1989.......   6,000   176,018  176,018   5,362   3,860       -24.42          393.40
December 31, 1990.......   8,000   176,018  176,018   6,968   5,388       -17.55          205.08
December 31, 1991.......  10,000   176,018  176,018   9,865   8,206        -7.34          131.98
December 31, 1992.......  12,000   176,018  176,018  11,953  10,217        -5.07           94.63
December 31, 1993.......  14,000   176,018  176,018  14,572  12,758        -2.54           72.41
December 31, 1994.......  16,000   176,018  176,018  15,673  13,782        -3.60           57.84
December 31, 1995.......  18,000   176,018  176,018  22,138  20,168         2.42           47.63
December 31, 1996.......  20,000   176,018  176,018  26,619  24,572         3.94           40.12
December 31, 1997.......  22,000   176,018  176,018  35,031  33,257         7.12           34.40
December 31, 1998.......  24,000   176,018  176,018  42,982  41,617         8.62           29.91
December 31, 1999.......  26,000   176,018  176,018  48,224  47,269         8.61           26.30

ZENITH HARRIS OAKMARK MID CAP VALUE SUB-ACCOUNT**
                                                                     INTERNAL RATE OF
                          TOTAL   MINIMUM  VARIABLE                     RETURN ON     INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH     NET CASH     OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE        VALUE       DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ---------------- -------------
April 30, 1993.......... $ 2,000  $176,018 $176,018 $ 1,754 $   408          --              --
December 31, 1993.......   2,000   176,018  176,018   1,711     365       -92.08%            --
December 31, 1994.......   4,000   176,018  176,018   3,134   1,709       -54.67        1,298.23%
December 31, 1995.......   6,000   176,018  176,018   5,840   4,337       -18.32          392.51
December 31, 1996.......   8,000   176,018  176,018   8,323   6,743        -7.75          204.79
December 31, 1997.......  10,000   176,018  176,018  11,383   9,725        -1.04          131.85
December 31, 1998.......  12,000   176,018  176,018  11,767  10,031        -5.64           94.56
December 31, 1999.......  14,000   176,018  176,018  12,977  11,163        -6.19           72.36

ZENITH WESTPEAK GROWTH AND INCOME SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
April 30, 1993.......... $ 2,000  $176,018 $176,018 $ 1,754 $   408         --            --
December 31, 1993.......   2,000   176,018  176,018   1,703     356      -92.36%          --
December 31, 1994.......   4,000   176,018  176,018   3,101   1,676      -55.56      1,298.23%
December 31, 1995.......   6,000   176,018  176,018   5,990   4,487      -16.50        392.51
December 31, 1996.......   8,000   176,018  176,018   8,596   7,016       -5.97        204.79
December 31, 1997.......  10,000   176,018  176,018  13,179  11,521        5.34        131.85
December 31, 1998.......  12,000   176,018  176,018  17,771  16,036        9.18         94.56
December 31, 1999.......  14,000   176,018  176,018  20,685  18,871        8.11         72.36

ZENITH LOOMIS SAYLES SMALL CAP SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
May 2, 1994............. $ 2,000  $176,018 $176,018 $ 1,754 $   408         --            --
December 31, 1994.......   2,000   176,018  176,018   1,438      92      -99.03%          --
December 31, 1995.......   4,000   176,018  176,018   3,570   2,145      -43.37      1,310.92%
December 31, 1996.......   6,000   176,018  176,018   6,264   4,762      -13.31        394.28
December 31, 1997.......   8,000   176,018  176,018   9,574   7,993        -.04        205.37
December 31, 1998.......  10,000   176,018  176,018  10,540   8,882       -4.42        132.11
December 31, 1999.......  12,000   176,018  176,018  15,692  13,956        4.78         94.71

ZENITH ALGER EQUITY GROWTH SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $176,018 $176,018 $ 1,754 $   408         --            --
December 31, 1994.......   2,000   176,018  176,018   1,586     240     -100.00%          --
December 31,1995........   4,000   176,018  176,018   3,675   2,250      -65.55      4,449.85%
December 31, 1996.......   6,000   176,018  176,018   5,592   4,089      -30.68        639.00
December 31, 1997.......   8,000   176,018  176,018   8,395   6,815       -9.51        273.17
December 31, 1998.......  10,000   176,018  176,018  13,988  12,330        9.71        161.36
December 31, 1999.......  12,000   176,018  176,018  20,236  18,501       16.19        110.43

ZENITH BALANCED SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $176,018 $176,018 $ 1,754 $   408         --            --
December 31, 1994.......   2,000   176,018  176,018   1,679     332     -100.00%          --
December 31, 1995.......   4,000   176,018  176,018   3,521   2,097      -71.04      4,449.85%
December 31, 1996.......   6,000   176,018  176,018   5,553   4,050      -31.39        639.00
December 31, 1997.......   8,000   176,018  176,018   7,848   6,268      -14.39        273.17
December 31, 1998.......  10,000   176,018  176,018   9,986   8,328       -8.42        161.36
December 31, 1999.......  12,000   176,018  176,018  10,794   9,058      -10.62        110.43

ZENITH DAVIS VENTURE VALUE SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $176,018 $176,018 $ 1,754 $   408         --            --
December 31, 1994.......   2,000   176,018  176,018   1,626     279     -100.00%          --
December 31, 1995.......   4,000   176,018  176,018   3,675   2,250      -65.55      4,449.85%
December 31, 1996.......   6,000   176,018  176,018   6,073   4,571      -22.20        639.00
December 31, 1997.......   8,000   176,018  176,018   9,491   7,911        -.67        273.17
December 31, 1998.......  10,000   176,018  176,018  12,308  10,650        2.91        161.36
December 31, 1999.......  12,000   176,018  176,018  15,850  14,114        6.07        110.43

ZENITH MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT

                                                                    INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                 OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH  NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT  VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------ -------- ------------- -------------
October 31, 1994........  $2,000  $176,018 $176,018 $1,754  $ 408         --            --
December 31, 1994.......   2,000   176,018  176,018  1,720    374      -100.00%         --
December 31, 1995.......   4,000   176,018  176,018  3,304  1,879       -78.51      4,449.85%
December 31, 1996.......   6,000   176,018  176,018  4,949  3,447       -43.06        639.00
December 31, 1997.......   8,000   176,018  176,018  6,242  4,662       -31.33        273.17
December 31, 1998.......  10,000   176,018  176,018  8,104  6,446       -20.23        161.36
December 31, 1999.......  12,000   176,018  176,018 11,541  9,805        -7.61        110.43

ZENITH MFS INVESTORS SUB-ACCOUNT

                                                                      INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- -------- ------- -------- ------------- -------------
April 30, 1999.......... $ 2,000  $ 176,018 $176,018 $ 1,754  $  408         --            --
December 31, 1999.......   2,000    176,018  176,018   1,504     157      -97.74%          --

ZENITH MFS RESEARCH MANAGERS SUB-ACCOUNT

                                                                      INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- -------- ------- -------- ------------- -------------
April 30, 1999.......... $ 2,000  $ 176,018 $176,018 $ 1,754  $  408         --            --
December 31, 1999.......   2,000    176,018  176,018   1,772     425      -90.05%          --

METROPOLITAN JANUS MID CAP SUB-ACCOUNT

                                                                      INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- -------- ------- -------- ------------- -------------
March 3, 1997........... $ 2,000  $ 176,018 $176,018 $ 1,754     408         --            --
December 31, 1997.......   2,000    176,018  176,018   1,882     535      -79.58%          --
December 31, 1998.......   4,000    176,018  176,018   4,369   2,945      -20.98      1,001.23%
December 31, 1999.......   6,000    176,018  176,018  12,869  11,367       39.03        346.59

METROPOLITAN RUSSELL 2000 INDEX SUB-ACCOUNT

                                                                      INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- -------- ------- -------- ------------- -------------
November 9, 1998........ $ 2,000  $ 176,018 $176,018 $ 1,754     408         --            --
December 31, 1998.......   2,000    176,018  176,018   1,812     465     -100.00%          --
December 31, 1999.......   4,000    176,018  176,018   3,754   2,329      -64.84      4,848.09%

VIP EQUITY-INCOME SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 9, 1986......... $ 2,000  $176,018 $176,018 $ 1,754 $   408       --             --
December 31, 1986.......   2,000   176,018  176,018   1,687     340     -99.96%          --
December 31, 1987.......   4,000   176,018  176,018   2,781   1,357     -88.68       3,658.16%
December 31, 1988.......   6,000   176,018  176,018   4,765   3,262     -44.44         597.26
December 31, 1989.......   8,000   176,018  176,018   6,975   5,395     -22.16         263.01
December 31, 1990.......  10,000   176,018  176,018   7,347   5,689     -25.21         157.23
December 31, 1991.......  12,000   176,018  176,018  11,057   9,321      -9.31         108.29
December 31, 1992.......  14,000   176,018  176,018  14,349  12,535      -3.44          80.80
December 31, 1993.......  16,000   176,018  176,018  18,190  16,298        .49          63.45
December 31, 1994.......  18,000   176,018  176,018  20,622  18,652        .84          51.61
December 31, 1995.......  20,000   176,018  176,018  29,211  27,164       6.34          43.07
December 31, 1996.......  22,000   176,018  176,018  34,371  32,426       7.21          36.66
December 31, 1997.......  24,000   176,018  176,018  44,993  43,458       9.91          31.69
December 31, 1998.......  26,000   176,018  179,563  51,472  50,346      10.07          28.00
December 31, 1999.......  28,000   176,018  189,640  55,620  54,903       9.46          25.45

VIP OVERSEAS SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
January 28, 1987........ $ 2,000  $176,018 $176,018 $ 1,754 $   408       --             --
December 31, 1987.......   2,000   176,018  176,018   1,294      18     -99.39%          --
December 31, 1988.......   4,000   176,018  176,018   3,040   1,616     -49.16         874.98%
December 31, 1989.......   6,000   176,018  176,018   5,466   3,964     -20.09         323.81
December 31, 1990.......   8,000   176,018  176,018   6,765   5,185     -17.14         181.02
December 31, 1991.......  10,000   176,018  176,018   8,768   7,110     -11.46         120.48
December 31, 1992.......  12,000   176,018  176,018   8,953   7,217     -14.72          88.08
December 31, 1993.......  14,000   176,018  176,018  14,067  12,253      -3.40          68.24
December 31, 1994.......  16,000   176,018  176,018  15,430  13,538      -3.79          54.99
December 31, 1995.......  18,000   176,018  176,018  18,526  16,557      -1.70          45.57
December 31, 1996.......  20,000   176,018  176,018  22,146  20,099        .09          38.58
December 31, 1997.......  22,000   176,018  176,018  26,002  24,364       1.71          33.20
December 31, 1998.......  24,000   176,018  176,018  30,490  29,262       3.05          28.96
December 31, 1999.......  26,000   176,018  176,018  44,968  44,149       7.40          25.53

VIP HIGH INCOME SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
September 19, 1985...... $ 2,000  $176,018 $176,018 $ 1,754 $   408       --             --
December 31, 1985.......   2,000   176,018  176,018   1,754     407     -99.65%          --
December 31, 1986.......   4,000   176,018  176,018   3,501   2,077     -62.77       3,107.49%
December 31, 1987.......   6,000   176,018  176,018   4,927   3,425     -39.43         563.12
December 31, 1988.......   8,000   176,018  176,018   6,891   5,311     -22.27         254.34
December 31, 1989.......  10,000   176,018  176,018   7,891   6,232     -20.56         153.65
December 31, 1990.......  12,000   176,018  176,018   9,021   7,285     -18.14         106.41
December 31, 1991.......  14,000   176,018  176,018  13,499  11,685      -5.54          79.66
December 31, 1992.......  16,000   176,018  176,018  17,847  15,955       -.07          62.70
December 31, 1993.......  18,000   176,018  176,018  22,727  20,758       3.30          51.08
December 31, 1994.......  20,000   176,018  176,018  23,533  21,486       1.49          42.69
December 31, 1995.......  22,000   176,018  176,018  29,540  27,630       4.24          36.37
December 31, 1996.......  24,000   176,018  176,018  34,670  33,169       5.45          31.45
December 31, 1997.......  26,000   176,018  176,018  41,772  40,681       6.86          27.54
December 31, 1998.......  28,000   176,018  176,018  41,041  40,359       5.21          24.36
December 31, 1999.......  30,000   176,018  176,018  45,326  45,053       5.37          21.73

VIP II ASSET MANAGER SUB-ACCOUNT

                                                                      INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- -------- -------- ------------- -------------
September 6, 1989....... $ 2,000  $176,018 $176,018 $  1,754 $    408      --             --
December 31, 1989.......   2,000   176,018  176,018    1,668      321    -99.68%          --
December 31, 1990.......   4,000   176,018  176,018    3,238    1,814    -68.76       2,813.78%
December 31, 1991.......   6,000   176,018  176,018    5,415    3,913    -29.97         542.64
December 31, 1992.......   8,000   176,018  176,018    7,469    5,889    -16.44         248.96
December 31, 1993.......  10,000   176,018  176,018   10,479    8,821     -5.40         151.39
December 31, 1994.......  12,000   176,018  176,018   11,058    9,322     -8.99         105.21
December 31, 1995.......  14,000   176,018  176,018   14,324   12,510     -3.40          78.94
December 31, 1996.......  16,000   176,018  176,018   17,736   15,845      -.26          62.22
December 31, 1997.......  18,000   176,018  176,018   22,594   20,625      3.13          50.75
December 31, 1998.......  20,000   176,018  176,018   27,327   25,280      4.79          42.44
December 31, 1999.......  22,000   176,018  176,018   31,521   29,610      5.47          36.18

                     FEMALE NONSMOKER STANDARD RISK, AGE 35
                         OPTION 1--FIXED DEATH BENEFIT
ZENITH CAPITAL GROWTH SUB-ACCOUNT*
                                                                      INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- -------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $197,864 $197,864 $  1,755 $    299      --             --
December 31, 1983.......   2,000   197,864  197,864    1,772      316    -99.50%          --
December 31, 1984.......   4,000   197,864  197,864    3,145    1,611    -72.98       2,848.04%
December 31, 1985.......   6,000   197,864  197,864    6,989    5,377     -7.97         560.87
December 31, 1986.......   8,000   197,864  197,864   14,928   13,239     28.58         258.37
December 31, 1987.......  10,000   197,864  197,864   23,704   21,936     34.66         157.45
December 31, 1988.......  12,000   197,864  197,864   22,896   21,050     19.81         109.61
December 31, 1989.......  14,000   197,864  197,864   31,121   29,198     21.75          82.38
December 31, 1990.......  16,000   197,864  197,864   30,979   28,978     15.14          65.04
December 31, 1991.......  18,000   197,864  230,371   48,882   46,803     21.19          56.66
December 31, 1992.......  20,000   197,864  215,711   47,085   44,929     16.01          46.22
December 31, 1993.......  22,000   197,864  246,992   55,079   53,102     15.65          41.84
December 31, 1994.......  24,000   197,864  224,664   51,577   50,031     11.94          34.90
December 31, 1995.......  26,000   197,864  298,393   72,631   71,517     14.88          34.59
December 31, 1996.......  28,000   197,864  360,752   88,244   87,561     15.37          33.17
December 31, 1997.......  30,000   197,864  401,464  108,962  108,711     15.99          31.05
December 31, 1998.......  32,000   197,864  540,568  145,916  145,916     17.38          31.29
December 31, 1999.......  34,000   197,864  579,517  168,271  168,271     17.09          29.26

ZENITH BACK BAY BOND INCOME SUB-ACCOUNT
                                                                      INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- -------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $197,864 $197,864 $  1,755 $    299      --             --
December 31, 1983.......   2,000   197,864  197,864    1,668      212    -99.84%          --
December 31, 1984.......   4,000   197,864  197,864    3,395    1,861    -65.40       2,848.04%
December 31, 1985.......   6,000   197,864  197,864    5,525    3,913    -29.29         560.87
December 31, 1986.......   8,000   197,864  197,864    7,750    6,061    -14.68         258.37
December 31, 1987.......  10,000   197,864  197,864    9,287    7,520    -12.05         157.45
December 31, 1988.......  12,000   197,864  197,864   11,396    9,550     -8.03         109.61
December 31, 1989.......  14,000   197,864  197,864   14,091   12,168     -4.21          82.38
December 31, 1990.......  16,000   197,864  197,864   16,519   14,518     -2.54          65.04
December 31, 1991.......  18,000   197,864  197,864   20,757   18,679      0.85          53.14
December 31, 1992.......  20,000   197,864  197,864   23,575   21,419      1.41          44.52
December 31, 1993.......  22,000   197,864  197,864   27,617   25,641      2.83          38.02
December 31, 1994.......  24,000   197,864  197,864   27,671   26,125      1.44          32.96
December 31, 1995.......  26,000   197,864  197,864   34,675   33,561      3.93          28.93
December 31, 1996.......  28,000   197,864  197,864   37,328   36,645      3.83          25.64
December 31, 1997.......  30,000   197,864  197,864   42,390   42,139      4.48          22.92
December 31, 1998.......  32,000   197,864  197,864   47,310   47,310      4.80          20.64
December 31, 1999.......  34,000   197,864  197,864   48,113   48,113      4.02          18.70

ZENITH BACK BAY MONEY MARKET SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $197,864 $197,864 $ 1,755 $   299       --             --
December 31, 1983.......   2,000   197,864  197,864   1,672     216     -99.83%          --
December 31, 1984.......   4,000   197,864  197,864   3,291   1,757     -68.59       2,848.04%
December 31, 1985.......   6,000   197,864  197,864   5,012   3,400     -37.91         560.87
December 31, 1986.......   8,000   197,864  197,864   6,755   5,066     -23.82         258.37
December 31, 1987.......  10,000   197,864  197,864   8,569   6,801     -16.26         157.45
December 31, 1988.......  12,000   197,864  197,864  10,556   8,711     -11.29         109.61
December 31, 1989.......  14,000   197,864  197,864  12,822  10,899      -7.55          82.38
December 31, 1990.......  16,000   197,864  197,864  15,114  13,113      -5.23          65.04
December 31, 1991.......  18,000   197,864  197,864  17,249  15,170      -3.98          53.14
December 31, 1992.......  20,000   197,864  197,864  19,052  16,896      -3.52          44.52
December 31, 1993.......  22,000   197,864  197,864  20,730  18,753      -3.03          38.02
December 31, 1994.......  24,000   197,864  197,864  22,646  21,100      -2.23          32.96
December 31, 1995.......  26,000   197,864  197,864  24,990  23,876      -1.35          28.93
December 31, 1996.......  28,000   197,864  197,864  27,297  26,614       -.75          25.64
December 31, 1997.......  30,000   197,864  197,864  29,757  29,506       -.23          22.92
December 31, 1998.......  32,000   197,864  197,864  32,412  32,412       0.16          20.64
December 31, 1999.......  34,000   197,864  197,864  35,074  35,074       0.37          18.70

ZENITH WESTPEAK STOCK INDEX SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
May 1, 1987............. $ 2,000  $197,864 $197,864 $ 1,755 $   299       --             --
December 31, 1987.......   2,000   197,864  197,864   1,329      83     -99.14%          --
December 31, 1988.......   4,000   197,864  197,864   3,062   1,528     -59.72       1,410.81%
December 31, 1989.......   6,000   197,864  197,864   5,773   4,161     -20.54         417.58
December 31, 1990.......   8,000   197,864  197,864   6,828   5,139     -19.56         216.31
December 31, 1991.......  10,000   197,864  197,864  10,387   8,620      -5.53         138.86
December 31, 1992.......  12,000   197,864  197,864  12,531  10,686      -3.65          99.49
December 31, 1993.......  14,000   197,864  197,864  15,097  13,174      -1.66          76.13
December 31, 1994.......  16,000   197,864  197,864  16,512  14,511      -2.35          60.85
December 31, 1995.......  18,000   197,864  197,864  24,237  22,158       4.41          50.16
December 31, 1996.......  20,000   197,864  197,864  30,735  28,578       6.78          42.31
December 31, 1997.......  22,000   197,864  197,864  42,061  40,192      10.29          36.32
December 31, 1998.......  24,000   197,864  223,095  54,827  53,389      12.38          33.39
December 31, 1999.......  26,000   197,864  260,469  66,821  65,814      13.15          31.50

ZENITH BACK BAY MANAGED SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
May 1, 1987............. $ 2,000  $197,864 $197,864 $ 1,755 $   299       --             --
December 31, 1987.......   2,000   197,864  197,864   1,508      52     -99.58%          --
December 31, 1988.......   4,000   197,864  197,864   3,148   1,614     -57.35       1,410.81%
December 31, 1989.......   6,000   197,864  197,864   5,404   3,792     -25.32         417.58
December 31, 1990.......   8,000   197,864  197,864   7,012   5,322     -18.07         216.31
December 31, 1991.......  10,000   197,864  197,864   9,911   8,144      -7.62         138.86
December 31, 1992.......  12,000   197,864  197,864  11,988  10,143      -5.30          99.49
December 31, 1993.......  14,000   197,864  197,864  14,589  12,666      -2.73          76.13
December 31, 1994.......  16,000   197,864  197,864  15,665  13,665      -3.81          60.85
December 31, 1995.......  18,000   197,864  197,864  22,097  20,018       2.27          50.16
December 31, 1996.......  20,000   197,864  197,864  26,543  24,387       3.80          42.31
December 31, 1997.......  22,000   197,864  197,864  34,909  33,040       7.01          36.32
December 31, 1998.......  24,000   197,864  197,864  42,820  41,363       8.53          31.62
December 31, 1999.......  26,000   197,864  197,864  48,051  47,045       8.54          27.85

ZENITH HARRIS OAKMARK MID CAP VALUE SUB-ACCOUNT**

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
April 30, 1993.......... $ 2,000  $197,864 $197,864 $ 1,755 $   299         --            --
December 31, 1993.......   2,000   197,864  197,864   1,721     265      -95.07%          --
December 31, 1994.......   4,000   197,864  197,864   3,159   1,625      -56.94      1,403.84%
December 31, 1995.......   6,000   197,864  197,864   5,884   4,272      -19.12        416.63
December 31, 1996.......   8,000   197,864  197,864   8,376   6,686       -8.12        216.00
December 31, 1997.......  10,000   197,864  197,864  11,438   9,670       -1.25        138.72
December 31, 1998.......  12,000   197,864  197,864  11,804   9,959       -5.87         99.41
December 31, 1999.......  14,000   197,864  197,864  12,994  11,071       -6.42         76.08

ZENITH WESTPEAK GROWTH AND INCOME SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
April 30, 1993.......... $ 2,000  $197,864 $197,864 $ 1,755 $   299         --            --
December 31, 1993.......   2,000   197,864  197,864   1,713     256      -95.31%          --
December 31, 1994.......   4,000   197,864  197,864   3,127   1,593      -57.83      1,403.84%
December 31, 1995.......   6,000   197,864  197,864   6,036   4,424      -17.26        416.63
December 31, 1996.......   8,000   197,864  197,864   8,651   6,962       -6.32        216.00
December 31, 1997.......  10,000   197,864  197,864  13,245  11,477        5.19        138.72
December 31, 1998.......  12,000   197,864  197,864  17,835  15,990        9.10         99.41
December 31, 1999.......  14,000   197,864  197,864  20,731  18,808        8.02         76.08

ZENITH LOOMIS SAYLES SMALL CAP SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
May 2, 1994............. $ 2,000  $197,864 $197,864 $ 1,755 $   299         --            --
December 31, 1994.......   2,000   197,864  197,864   1,446      10      -99.96%          --
December 31, 1995.......   4,000   197,864  197,864   3,598   2,064      -45.46      1,417.83%
December 31, 1996.......   6,000   197,864  197,864   6,313   4,701      -14.02        418.53
December 31, 1997.......   8,000   197,864  197,864   9,636   7,946        -.31        216.62
December 31, 1998.......  10,000   197,864  197,864  10,595   8,828       -4.65        139.01
December 31, 1999.......  12,000   197,864  197,864  15,745  13,900        4.65         99.57

ZENITH ALGER EQUITY GROWTH SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $197,864 $197,864 $ 1,755 $   299         --            --
December 31, 1994.......   2,000   197,864  197,864   1,589     133     -100.00%          --
December 31, 1995.......   4,000   197,864  197,864   3,695   2,161      -68.76      4,938.57%
December 31, 1996.......   6,000   197,864  197,864   5,629   4,018      -32.00        683.01
December 31, 1997.......   8,000   197,864  197,864   8,447   6,758      -10.00        288.92
December 31, 1998.......  10,000   197,864  197,864  14,061  12,294        9.57        169.99
December 31, 1999.......  12,000   197,864  197,864  20,320  18,475       16.14        116.17

ZENITH BALANCED SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $197,864 $197,864 $ 1,755 $   299         --            --
December 31, 1994.......   2,000   197,864  197,864   1,682     226     -100.00%          --
December 31, 1995.......   4,000   197,864  197,864   3,540   2,006      -74.20      4,938.57%
December 31, 1996.......   6,000   197,864  197,864   5,590   3,979      -32.72        683.01
December 31, 1997.......   8,000   197,864  197,864   7,897   6,207      -14.95        288.92
December 31, 1998.......  10,000   197,864  197,864  10,036   8,269       -8.75        169.99
December 31, 1999.......  12,000   197,864  197,864  10,831   8,986      -10.93        116.17

ZENITH DAVIS VENTURE VALUE SUB-ACCOUNT

                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000   $197,864  $197,864 $ 1,755  $  299         --            --
December 31, 1994.......   2,000    197,864   197,864   1,629     173     -100.00%          --
December 31, 1995.......   4,000    197,864   197,864   3,694   2,161      -68.78      4,938.57%
December 31, 1996.......   6,000    197,864   197,864   6,114   4,505      -23.86        683.01
December 31, 1997.......   8,000    197,864   197,864   9,551   7,861       -1.05        288.92
December 31, 1998.......  10,000    197,864   197,864  12,373  10,606        2.72        169.99
December 31, 1999.......  12,000    197,864   197,864  15,914  14,069        5.95        116.17

ZENITH MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT
                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000   $197,864  $197,864 $ 1,755  $  299         --            --
December 31, 1994.......   2,000    197,864   197,864   1,724     267     -100.00%          --
December 31, 1995.......   4,000    197,864   197,864   3,321   1,787      -81.50      4,938.57%
December 31, 1996.......   6,000    197,864   197,864   4,983   3,371      -44.62        683.01
December 31, 1997.......   8,000    197,864   197,864   6,280   4,590      -32.21        288.92
December 31, 1998.......  10,000    197,864   197,864   8,142   6,374      -20.74        169.99
December 31, 1999.......  12,000    197,864   197,864  11,577   9,732       -7.90        116.17

ZENITH MFS INVESTORS SUB-ACCOUNT

                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
April 30, 1999.......... $ 2,000  $ 197,864 $ 197,864 $ 1,755  $  299         --            --
December 31, 1999.......   2,000    197,864   197,864   1,514      58      -99.49%          --

ZENITH MFS RESEARCH MANAGERS SUB-ACCOUNT

                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
April 30, 1999.......... $ 2,000  $ 197,864 $ 197,864 $ 1,755  $  299         --            --
December 31, 1999.......   2,000    197,864   197,864   1,782     326      -93.29%          --

METROPOLITAN JANUS MID CAP SUB-ACCOUNT

                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
March 3, 1997........... $ 2,000  $ 197,864 $ 197,864 $ 1,755     299         --            --
December 31, 1997.......   2,000    197,864   197,864   1,894     437      -83.97%
December 31, 1998.......   4,000    197,864   197,864   4,406   2,872      -22.51      1,077.39%
December 31, 1999.......   6,000    197,864   197,864  12,965  11,354       38.95        367.30

METROPOLITAN RUSSELL 2000 INDEX SUB-ACCOUNT

                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
November 9, 1998........ $ 2,000  $ 197,864 $ 197,864 $ 1,755     299         --            --
December 31, 1998.......   2,000    197,864   197,864   1,814     358     -100.00%
December 31, 1999.......   4,000    197,864   197,864   3,772   2,238      -68.23      5,391.05%

VIP EQUITY-INCOME SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 9, 1986......... $ 2,000  $197,864 $197,864 $ 1,755 $   299         --            --
December 31, 1986.......   2,000   197,864  197,864   1,690     234     -100.00%          --
December 31, 1987.......   4,000   197,864  197,864   2,796   1,262      -90.97      4,042.12%
December 31, 1988.......   6,000   197,864  197,864   4,798   3,187      -45.95        637.74
December 31, 1989.......   8,000   197,864  197,864   7,021   5,331      -22.82        278.07
December 31, 1990.......  10,000   197,864  197,864   7,383   5,615      -25.79        165.61
December 31, 1991.......  12,000   197,864  197,864  11,092   9,247       -9.61        113.91
December 31, 1992.......  14,000   197,864  197,864  14,370  12,447       -3.66         84.97
December 31, 1993.......  16,000   197,864  197,864  18,190  16,189         .31         66.76
December 31, 1994.......  18,000   197,864  197,864  20,594  18,516         .67         54.35
December 31, 1995.......  20,000   197,864  197,864  29,142  26,986        6.21         45.41
December 31, 1996.......  22,000   197,864  197,864  34,264  32,215        7.09         38.70
December 31, 1997.......  24,000   197,864  197,864  44,834  43,217        9.82         33.49
December 31, 1998.......  26,000   197,864  206,561  51,280  50,094        9.99         29.95
December 31, 1999.......  28,000   197,864  218,320  55,417  54,663        9.40         27.24

VIP OVERSEAS SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
January 28, 1987........ $ 2,000  $197,864 $197,864 $ 1,755 $   299         --            --
December 31, 1987.......   2,000   197,864  197,864   1,306      18      -99.39%          --
December 31, 1988.......   4,000   197,864  197,864   3,071   1,537      -51.12        939.24%
December 31, 1989.......   6,000   197,864  197,864   5,512   3,900      -20.81        342.86
December 31, 1990.......   8,000   197,864  197,864   6,810   5,120      -17.62        190.73
December 31, 1991.......  10,000   197,864  197,864   8,808   7,041      -11.79        126.70
December 31, 1992.......  12,000   197,864  197,864   8,972   7,127      -15.08         92.58
December 31, 1993.......  14,000   197,864  197,864  14,069  12,146       -3.62         71.75
December 31, 1994.......  16,000   197,864  197,864  15,407  13,406       -4.02         57.85
December 31, 1995.......  18,000   197,864  197,864  18,474  16,395       -1.90         48.00
December 31, 1996.......  20,000   197,864  197,864  22,059  19,903        -.09         40.68
December 31, 1997.......  22,000   197,864  197,864  25,887  24,161        1.57         35.06
December 31, 1998.......  24,000   197,864  197,864  30,356  29,062        2.94         30.62
December 31, 1999.......  26,000   197,864  197,864  44,804  43,941        7.33         27.04

VIP HIGH INCOME SUB-ACCOUNT

                                                                    INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE           NET   OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH    CASH     NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE      VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- ------- ------------- -------------
September 19, 1985...... $ 2,000  $197,864 $197,864 $ 1,755 $   299       --             --
December 31, 1985.......   2,000   197,864  197,864   1,758     302    -99.88%           --
December 31, 1986.......   4,000   197,864  197,864   3,521   1,987    -65.65       3,421.33%
December 31, 1987.......   6,000   197,864  197,864   4,961   3,349    -40.83         600.75
December 31, 1988.......   8,000   197,864  197,864   6,932   5,243    -22.95         268.80
December 31, 1989.......  10,000   197,864  197,864   7,927   6,160    -21.06         161.81
December 31, 1990.......  12,000   197,864  197,864   9,046   7,201    -18.57         111.92
December 31, 1991.......  14,000   197,864  197,864  13,512  11,589     -5.80          83.78
December 31, 1992.......  16,000   197,864  197,864  17,838  15,837      -.27          65.97
December 31, 1993.......  18,000   197,864  197,864  22,688  20,609      3.13          53.79
December 31, 1994.......  20,000   197,864  197,864  23,468  21,312      1.32          45.00
December 31, 1995.......  22,000   197,864  197,864  29,435  27,422      4.10          38.39
December 31, 1996.......  24,000   197,864  197,864  34,533  32,952      5.34          33.25
December 31, 1997.......  26,000   197,864  197,864  41,612  40,462      6.78          29.16
December 31, 1998.......  28,000   197,864  197,864  40,911  40,193      5.16          25.83
December 31, 1999.......  30,000   197,864  197,864  45,232  44,944      5.34          23.08

VIP II ASSET MANAGER SUB-ACCOUNT
                                                                    INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE           NET   OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH    CASH     NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE      VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- ------- ------------- -------------
September 6, 1989....... $ 2,000  $197,864 $197,864 $ 1,755 $   299       --             --
December 31, 1989.......   2,000   197,864  197,864   1,672     216    -99.91%           --
December 31, 1990.......   4,000   197,864  197,864   3,257   1,724    -71.53       3,091.28%
December 31, 1991.......   6,000   197,864  197,864   5,453   3,842    -31.14         578.58
December 31, 1992.......   8,000   197,864  197,864   7,516   5,827    -16.99         263.06
December 31, 1993.......  10,000   197,864  197,864  10,532   8,765     -5.67         159.42
December 31, 1994.......  12,000   197,864  197,864  11,097   9,252     -9.26         110.66
December 31, 1995.......  14,000   197,864  197,864  14,349  12,426     -3.61          83.02
December 31, 1996.......  16,000   197,864  197,864  17,739  15,739      -.43          65.46
December 31, 1997.......  18,000   197,864  197,864  22,569  20,491      2.98          53.44
December 31, 1998.......  20,000   197,864  197,864  27,269  25,113      4.65          44.74
December 31, 1999.......  22,000   197,864  197,864  31,429  29,417      5.35          38.19

--------
 * Rates of return and Policy values and benefits shown reflect the Capital Growth Series investment advisory fee of .50% of average daily net assets for the period through December 31, 1987 and its current advisory fee schedule thereafter.

** Rates of return and Policy values and benefits shown reflect the Harris
   Oakmark Mid Cap Value Series' investment advisory fee of .70% of average daily net assets for the period through April 30, 1998 and .75% thereafter.

  The material below assumes, in the first example, a Policy with an Option 2 death benefit was issued with a $176,018 face amount and annual premiums of $2,000, paid on August 26 of each year (May 1 in the case of the Zenith Westpeak Stock Index and Back Bay Managed Sub-Accounts; May 2 in the case of the Zenith Loomis Sayles Small Cap Sub-Account; October 31 in the case of the Zenith Balanced, Zenith Morgan Stanley International Magnum Equity, Zenith Davis Venture Value and Zenith Alger Equity Growth Sub-Accounts; October 9 in the case of the VIP Equity-Income Sub-Account; January 28 in the case of the VIP Overseas Sub-Account; April 30 in the case of the Zenith Westpeak Growth and Income and Zenith Harris Oakmark Mid Cap Value Sub-Accounts; September 19 in the case of the VIP High Income Sub-Account; September 6 in the case of the VIP II Asset Manager Sub-Account; March 3 in the case of the Metropolitan Janus Mid Cap Sub-Account; November 9 in the case of the Metropolitan Russell 2000 Index Sub-Account), to a male nonsmoker standard risk, age 35. The second example assumes a Policy was issued with a $197,864 face amount and annual premiums of $2,000, paid on August 26 of each year (May 1 in the case of the Zenith Westpeak Stock Index and Back Bay Managed Sub-Accounts; May 2 in the case of the Zenith Loomis Sayles Small Cap Sub-Account; October 31 in the case of the Zenith Balanced, Zenith Morgan Stanley International Magnum Equity, Zenith Davis Venture Value and Zenith Alger Equity Growth Sub-Accounts; October 9 in the case of the VIP Equity-Income Sub-Account; January 28 in the case of the VIP Overseas Sub-Account; April 30 in the case of the Zenith Westpeak Growth and Income and Zenith Harris Oakmark Mid Cap Value Sub-Accounts; September 19 in the case of the VIP High Income Sub-Account; September 6 in the case of the VIP II Asset Manager Sub-Account; March 3 in the case of the Metropolitan Janus Mid Cap Sub-Account; November 9 in the case of the Metropolitan Russell 2000 Index Sub-Account), to a female nonsmoker standard risk, age 35. The death benefits, cash values and internal rates of return assume in each instance that the entire policy value was invested in the particular sub-account for the period shown. These illustrations of Policy investment experience also reflect all charges applicable to the Policy, including cost of insurance charges based on NELICO's current rates. (See Appendix A for the definition of the internal rate of return.)

                     MALE NONSMOKER STANDARD RISK, AGE 35
                       OPTION 2--VARIABLE DEATH BENEFIT

ZENITH CAPITAL GROWTH SUB-ACCOUNT*

                                                                      INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- -------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $176,018 $176,018 $  1,754 $    408       --             --
December 31, 1983.......   2,000   176,018  176,152    1,767      420    -98.87%           --
December 31, 1984.......   4,000   176,018  176,028    3,124    1,700    -70.32       2,596.96%
December 31, 1985.......   6,000   176,018  178,015    6,935    5,433     -7.23         529.53
December 31, 1986.......   8,000   176,018  184,642   14,807   13,227     28.53         250.15
December 31, 1987.......  10,000   176,018  191,043   23,495   21,837     34.45         155.05
December 31, 1988.......  12,000   176,018  188,668   22,692   20,956     19.65         107.41
December 31, 1989.......  14,000   176,018  194,186   30,834   29,021     21.57          81.73
December 31, 1990.......  16,000   176,018  192,894   30,686   28,795     14.98          64.34
December 31, 1991.......  18,000   176,018  207,558   48,406   46,437     21.01          54.24
December 31, 1992.......  20,000   176,018  204,225   46,624   44,577     15.86          45.14
December 31, 1993.......  22,000   176,018  212,263   54,579   52,703     15.52          39.23
December 31, 1994.......  24,000   176,018  205,678   51,138   49,671     11.83          33.55
December 31, 1995.......  26,000   176,018  256,296   72,041   70,983     14.78          32.49
December 31, 1996.......  28,000   176,018  309,690   87,538   86,890     15.27          31.25
December 31, 1997.......  30,000   176,018  344,325  108,057  107,818     15.89          29.28
December 31, 1998.......  32,000   176,018  463,091  144,612  144,612     17.29          29.65
December 31, 1999.......  34,000   176,018  495,742  166,607  166,607     16.99          27.73

ZENITH BACK BAY BOND INCOME SUB-ACCOUNT
                                                                      INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- -------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $176,018 $176,018 $  1,754 $    408       --             --
December 31, 1983.......   2,000   176,018  176,048    1,663      316    -99.50%           --
December 31, 1984.......   4,000   176,018  176,254    3,373    1,949    -62.69       2,599.60%
December 31, 1985.......   6,000   176,018  176,748    5,484    3,982    -28.18         527.46
December 31, 1986.......   8,000   176,018  177,340    7,698    6,118    -14.19         245.43
December 31, 1987.......  10,000   176,018  177,073    9,235    7,577    -11.73         149.93
December 31, 1988.......  12,000   176,018  177,451   11,349    9,613     -7.80         104.59
December 31, 1989.......  14,000   176,018  178,232   14,054   12,241     -4.03          78.77
December 31, 1990.......  16,000   176,018  178,738   16,498   14,607     -2.38          62.24
December 31, 1991.......  18,000   176,018  180,860   20,752   18,782      0.98          51.08
December 31, 1992.......  20,000   176,018  181,793   23,581   21,534      1.52          42.86
December 31, 1993.......  22,000   176,018  183,785   27,625   25,748      2.91          36.76
December 31, 1994.......  24,000   176,018  181,675   27,669   26,202      1.49          31.66
December 31, 1995.......  26,000   176,018  185,961   34,634   33,577      3.94          28.08
December 31, 1996.......  28,000   176,018  186,424   37,214   36,565      3.80          24.90
December 31, 1997.......  30,000   176,018  188,815   42,159   41,920      4.41          22.39
December 31, 1998.......  32,000   176,018  190,625   46,919   46,919      4.70          20.24
December 31, 1999.......  34,000   176,018  188,892   47,564   47,564      3.89          18.24

ZENITH BACK BAY MONEY MARKET SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $176,018 $176,018 $ 1,754 $   408        --             --
December 31, 1983.......   2,000   176,018  176,040   1,667     320     -99.49%           --
December 31, 1984.......   4,000   176,018  176,144   3,270   1,845     -65.89       2,598.32%
December 31, 1985.......   6,000   176,018  176,246   4,975   3,473     -36.63         526.64
December 31, 1986.......   8,000   176,018  176,317   6,713   5,132     -23.16         244.76
December 31, 1987.......  10,000   176,018  176,400   8,526   6,868     -15.85         149.67
December 31, 1988.......  12,000   176,018  176,587  10,521   8,785     -10.99         104.37
December 31, 1989.......  14,000   176,018  177,002  12,802  10,988      -7.30          78.53
December 31, 1990.......  16,000   176,018  177,386  15,113  13,222      -5.01          62.03
December 31, 1991.......  18,000   176,018  177,546  17,270  15,301      -3.78          50.66
December 31, 1992.......  20,000   176,018  177,306  19,096  17,049      -3.33          42.37
December 31, 1993.......  22,000   176,018  176,856  20,794  18,917      -2.86          36.10
December 31, 1994.......  24,000   176,018  176,548  22,721  21,254      -2.10          31.23
December 31, 1995.......  26,000   176,018  176,585  25,056  23,998      -1.27          27.37
December 31, 1996.......  28,000   176,018  176,488  27,326  26,677       -.71          24.21
December 31, 1997.......  30,000   176,018  176,430  29,723  29,484       -.24          21.60
December 31, 1998.......  32,000   176,018  176,350  32,287  32,287       0.11          19.41
December 31, 1999.......  34,000   176,018  176,148  34,830  34,830       0.29          17.54

ZENITH WESTPEAK STOCK INDEX SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
May 1, 1987............. $ 2,000  $176,018 $176,018 $ 1,754 $   408        --             --
December 31, 1987.......   2,000   176,018  176,018   1,322      83     -99.15%           --
December 31, 1988.......   4,000   176,018  176,018   3,037   1,612     -57.40       1,304.55%
December 31, 1989.......   6,000   176,018  176,887   5,727   4,224     -19.74         394.39
December 31, 1990.......   8,000   176,018  176,288   6,782   5,202     -19.04         205.23
December 31, 1991.......  10,000   176,018  177,329  10,330   8,672      -5.30         132.41
December 31, 1992.......  12,000   176,018  178,391  12,481  10,745      -3.48          95.18
December 31, 1993.......  14,000   176,018  179,083  15,056  13,243      -1.52          72.95
December 31, 1994.......  16,000   176,018  178,352  16,488  14,597      -2.21          58.17
December 31, 1995.......  18,000   176,018  184,401  24,219  22,250       4.50          48.63
December 31, 1996.......  20,000   176,018  189,447  30,711  28,664       6.84          41.49
December 31, 1997.......  22,000   176,018  198,117  41,995  40,221      10.30          36.34
December 31, 1998.......  24,000   176,018  206,010  54,695  53,330      12.36          32.21
December 31, 1999.......  26,000   176,018  225,020  66,674  65,718      13.13          29.56

ZENITH BACK BAY MANAGED SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
May 1, 1987............. $ 2,000  $176,018 $176,018 $ 1,754 $   408        --             --
December 31, 1987.......   2,000   176,018  176,018   1,500     153     -97.86%           --
December 31, 1988.......   4,000   176,018  176,041   3,123   1,698     -55.06       1,304.66%
December 31, 1989.......   6,000   176,018  176,613   5,362   3,859     -24.42         394.08
December 31, 1990.......   8,000   176,018  176,484   6,966   5,386     -17.56         205.33
December 31, 1991.......  10,000   176,018  177,144   9,860   8,202      -7.36         132.35
December 31, 1992.......  12,000   176,018  177,803  11,945  10,209      -5.09          95.05
December 31, 1993.......  14,000   176,018  178,692  14,556  12,743      -2.57          72.88
December 31, 1994.......  16,000   176,018  177,621  15,653  13,762      -3.63          58.07
December 31, 1995.......  18,000   176,018  182,268  22,099  20,130       2.38          48.38
December 31, 1996.......  20,000   176,018  185,150  26,552  24,505       3.89          41.07
December 31, 1997.......  22,000   176,018  191,003  34,905  33,131       7.05          35.74
December 31, 1998.......  24,000   176,018  195,369  42,765  41,401       8.54          31.44
December 31, 1999.......  26,000   176,018  197,837  47,901  46,946       8.51          27.85

ZENITH HARRIS OAKMARK MIDCAP VALUE SUB-ACCOUNT**

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
April 30, 1993.......... $ 2,000  $176,018 $176,018 $ 1,754 $   408         --            --
December 31, 1993.......   2,000   176,018  176,202   1,711     364      -92.09%          --
December 31, 1994.......   4,000   176,018  176,115   3,133   1,709      -54.68      1,298.70%
December 31, 1995.......   6,000   176,018  177,161   5,838   4,335      -18.34        393.82
December 31, 1996.......   8,000   176,018  178,017   8,318   6,737       -7.78        205.86
December 31, 1997.......  10,000   176,018  179,221  11,370   9,712       -1.09        132.90
December 31, 1998.......  12,000   176,018  177,534  11,750  10,014       -5.69         94.91
December 31, 1999.......  14,000   176,018  176,996  12,955  11,142       -6.24         72.53

ZENITH WESTPEAK GROWTH AND INCOME SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
April 30, 1993.......... $ 2,000  $176,018 $176,018 $ 1,754 $   408         --            --
December 31, 1993.......   2,000   176,018  176,197   1,703     356      -92.36%          --
December 31, 1994.......   4,000   176,018  176,058   3,101   1,676      -55.57      1,298.42%
December 31, 1995.......   6,000   176,018  177,311   5,988   4,486      -16.52        393.99
December 31, 1996.......   8,000   176,018  178,341   8,590   7,010       -6.01        206.03
December 31, 1997.......  10,000   176,018  180,995  13,163  11,505        5.28        133.47
December 31, 1998.......  12,000   176,018  183,736  17,736  16,000        9.11         96.33
December 31, 1999.......  14,000   176,018  184,721  20,625  18,811        8.03         73.89

ZENITH LOOMIS SAYLES SMALL CAP SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
May 2, 1994............. $ 2,000  $176,018 $176,018 $ 1,754 $   408         --            --
December 31, 1994.......   2,000   176,018  176,018   1,438      92      -99.03%          --
December 31, 1995.......   4,000   176,018  176,392   3,570   2,145      -43.38      1,312.79%
December 31, 1996.......   6,000   176,018  177,398   6,262   4,760      -13.33        395.87
December 31, 1997.......   8,000   176,018  179,175   9,566   7,986        -.08        207.06
December 31, 1998.......  10,000   176,018  177,826  10,528   8,870       -4.48        132.71
December 31, 1999.......  12,000   176,018  180,068  15,669  13,933        4.73         95.65

ZENITH ALGER EQUITY GROWTH SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $176,018 $176,018 $ 1,754 $   408         --            --
December 31, 1994.......   2,000   176,018  176,018   1,586     240     -100.00%          --
December 31, 1995.......   4,000   176,018  176,519   3,675   2,250      -65.57      4,461.16%
December 31, 1996.......   6,000   176,018  176,842   5,590   4,087      -30.72        640.71
December 31, 1997.......   8,000   176,018  177,986   8,389   6,809       -9.56        274.64
December 31, 1998.......  10,000   176,018  181,847  13,971  12,313        9.65        163.74
December 31, 1999.......  12,000   176,018  186,285  20,195  18,459       16.11        113.20

ZENITH BALANCED SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $176,018 $176,018 $ 1,754 $   408         --            --
December 31, 1994.......   2,000   176,018  176,018   1,679     332     -100.00%          --
December 31, 1995.......   4,000   176,018  176,366   3,521   2,096      -71.05      4,457.67%
December 31, 1996.......   6,000   176,018  176,804   5,551   4,049      -31.42        640.63
December 31, 1997.......   8,000   176,018  177,441   7,845   6,264      -14.42        274.24
December 31, 1998.......  10,000   176,018  177,855   9,979   8,321       -8.46        162.11
December 31, 1999.......  12,000   176,018  176,875  10,784   9,048      -10.67        110.67

ZENITH DAVIS VENTURE VALUE SUB-ACCOUNT

                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $ 176,018 $ 176,018 $ 1,754  $  408         --            --
December 31, 1994.......   2,000    176,018   176,018   1,626     279     -100.00%          --
December 31, 1995.......   4,000    176,018   176,519   3,674   2,250      -65.57      4,461.16%
December 31, 1996.......   6,000    176,018   177,323   6,071   4,569      -22.23        641.71
December 31, 1997.......   8,000    176,018   179,080   9,484   7,903        -.73        275.46
December 31, 1998.......  10,000    176,018   180,168  12,292  10,634        2.84        163.06
December 31, 1999.......  12,000    176,018   181,910  15,820  14,084        5.99        112.03

ZENITH MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT
                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $ 176,018 $ 176,018 $ 1,754  $  408         --            --
December 31, 1994.......   2,000    176,018   176,040   1,720     374     -100.00%          --
December 31, 1995.......   4,000    176,018   176,149   3,304   1,879      -78.51      4,452.77%
December 31, 1996.......   6,000    176,018   176,201   4,949   3,447      -43.07        639.38
December 31, 1997.......   8,000    176,018   176,018   6,241   4,661      -31.34        273.17
December 31, 1998.......  10,000    176,018   176,018   8,102   6,444      -20.23        161.36
December 31, 1999.......  12,000    176,018   177,629  11,539   9,803       -7.62        110.87

ZENITH MFS INVESTORS SUB-ACCOUNT

                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
April 30, 1999.......... $ 2,000  $ 176,018 $ 176,018 $ 1,754  $  408         --            --
December 31, 1999.......   2,000    176,018   176,018   1,504     157      -97.74%          --

ZENITH MFS RESEARCH MANAGERS SUB-ACCOUNT

                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
April 30, 1999.......... $ 2,000  $ 176,018 $ 176,018 $ 1,754  $  408         --            --
December 31, 1999.......   2,000    176,018   176,248   1,772     425      -90.06%          --

METROPOLITAN JANUS MID CAP SUB-ACCOUNT

                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
March 3, 1997........... $ 2,000  $ 176,018 $ 176,018 $ 1,754     408         --            --
December 31, 1997.......   2,000    176,018   176,350   1,882     535      -79.59%
December 31, 1998.......   4,000    176,018   176,719   4,368   2,943      -21.01      1,003.74%
December 31, 1999.......   6,000    176,018   182,353  12,857  11,355       38.96        352.76

METROPOLITAN RUSSELL 2000 INDEX SUB-ACCOUNT

                                                                       INTERNAL RATE
                          TOTAL    MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS   DEATH     DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID    BENEFIT   BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- --------- --------- ------- -------- ------------- -------------
November 9, 1998........ $ 2,000  $ 176,018 $ 176,018 $ 1,754     408         --            --
December 31, 1998.......   2,000    176,018   176,021   1,812     465     -100.00%          --
December 31, 1999.......   4,000    176,018   176,292   3,754   2,329      -64.84      4,854.96%

VIP EQUITY-INCOME SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 9, 1986......... $ 2,000  $176,018 $176,018 $ 1,754 $   408       --             --
December 31, 1986.......   2,000   176,018  176,063   1,687     340     -99.96%          --
December 31, 1987.......   4,000   176,018  176,018   2,781   1,356     -88.69       3,658.16%
December 31, 1988.......   6,000   176,018  176,053   4,764   3,262     -44.45         597.33
December 31, 1989.......   8,000   176,018  176,454   6,974   5,394     -22.18         263.33
December 31, 1990.......  10,000   176,018  176,018   7,346   5,688     -25.22         157.23
December 31, 1991.......  12,000   176,018  176,320  11,054   9,318      -9.32         108.37
December 31, 1992.......  14,000   176,018  178,287  14,342  12,529      -3.46          81.25
December 31, 1993.......  16,000   176,018  180,250  18,171  16,280        .46          64.12
December 31, 1994.......  18,000   176,018  180,486  20,589  18,620        .80          52.19
December 31, 1995.......  20,000   176,018  187,635  29,140  27,093       6.29          44.35
December 31, 1996.......  22,000   176,018  190,738  34,249  32,304       7.14          38.06
December 31, 1997.......  24,000   176,018  198,821  44,767  43,232       9.82          33.57
December 31, 1998.......  26,000   176,018  201,130  51,138  50,012       9.97          29.58
December 31, 1999.......  28,000   176,018  203,574  55,215  54,499       9.36          26.35

VIP OVERSEAS SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
January 28, 1987........ $ 2,000  $176,018 $176,018 $ 1,754 $   408       --             --
December 31, 1987.......   2,000   176,018  176,018   1,294      18     -99.39%          --
December 31, 1988.......   4,000   176,018  176,018   3,040   1,616     -49.16         874.98%
December 31, 1989.......   6,000   176,018  176,843   5,466   3,963     -20.09         324.55
December 31, 1990.......   8,000   176,018  176,419   6,763   5,183     -17.16         181.21
December 31, 1991.......  10,000   176,018  176,597   8,765   7,107     -11.48         120.65
December 31, 1992.......  12,000   176,018  176,018   8,949   7,213     -14.74          88.08
December 31, 1993.......  14,000   176,018  178,216  14,059  12,245      -3.42          68.61
December 31, 1994.......  16,000   176,018  177,692  15,416  13,525      -3.81          55.22
December 31, 1995.......  18,000   176,018  178,489  18,506  16,536      -1.73          45.86
December 31, 1996.......  20,000   176,018  180,000  22,112  20,065        .06          38.98
December 31, 1997.......  22,000   176,018  181,665  25,945  24,307       1.67          33.71
December 31, 1998.......  24,000   176,018  183,826  30,398  29,169       3.00          29.57
December 31, 1999.......  26,000   176,018  194,752  44,784  43,965       7.34          26.83

VIP HIGH INCOME SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
September 19, 1985...... $ 2,000  $176,018 $176,018 $ 1,754 $   408       --             --
December 31, 1985.......   2,000   176,018  176,075   1,754     407     -99.65%          --
December 31, 1986.......   4,000   176,018  176,325   3,501   2,076     -62.78       3,111.97%
December 31, 1987.......   6,000   176,018  176,098   4,926   3,424     -39.44         563.26
December 31, 1988.......   8,000   176,018  176,446   6,889   5,309     -22.29         254.63
December 31, 1989.......  10,000   176,018  176,018   7,888   6,230     -20.57         153.65
December 31, 1990.......  12,000   176,018  176,018   9,019   7,283     -18.15         106.41
December 31, 1991.......  14,000   176,018  177,598  13,494  11,680      -5.56          79.98
December 31, 1992.......  16,000   176,018  180,022  17,831  15,940       -.10          63.32
December 31, 1993.......  18,000   176,018  182,891  22,692  20,723       3.26          51.97
December 31, 1994.......  20,000   176,018  181,531  23,481  21,433       1.44          43.30
December 31, 1995.......  22,000   176,018  186,024  29,450  27,539       4.18          37.32
December 31, 1996.......  24,000   176,018  188,174  34,528  33,026       5.38          32.48
December 31, 1997.......  26,000   176,018  193,061  41,547  40,455       6.78          28.82
December 31, 1998.......  28,000   176,018  189,579  40,764  40,082       5.12          25.29
December 31, 1999.......  30,000   176,018  191,475  44,959  44,686       5.27          22.70

VIP II ASSET MANAGER SUB-ACCOUNT

                                                                      INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- -------- -------- ------------- -------------
September 6, 1989....... $ 2,000  $176,018 $176,018 $  1,754 $   408       --             --
December 31, 1989.......   2,000   176,018  176,018    1,668     321     -99.68%          --
December 31, 1990.......   4,000   176,018  176,065    3,238   1,814     -68.76       2,814.37%
December 31, 1991.......   6,000   176,018  176,469    5,414   3,912     -29.98         543.40
December 31, 1992.......   8,000   176,018  177,017    7,467   5,887     -16.46         249.63
December 31, 1993.......  10,000   176,018  178,116   10,472   8,814      -5.43         152.19
December 31, 1994.......  12,000   176,018  177,421   11,048   9,313      -9.03         105.58
December 31, 1995.......  14,000   176,018  178,613   14,308  12,494      -3.44          79.45
December 31, 1996.......  16,000   176,018  180,167   17,710  15,819       -.30          62.86
December 31, 1997.......  18,000   176,018  182,951   22,547  20,578       3.08          51.63
December 31, 1998.......  20,000   176,018  184,705   27,249  25,202       4.72          43.39
December 31, 1999.......  22,000   176,018  186,707   31,401  29,490       5.39          37.19

                     FEMALE NONSMOKER STANDARD RISK, AGE 35
                        OPTION 2--VARIABLE DEATH BENEFIT
ZENITH CAPITAL GROWTH SUB-ACCOUNT*
                                                                      INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- -------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $197,864 $197,866 $  1,755 $   299       --             --
December 31, 1983.......   2,000   197,864  198,007    1,772     316     -99.50%          --
December 31, 1984.......   4,000   197,864  197,907    3,145   1,611     -72.98       2,848.51%
December 31, 1985.......   6,000   197,864  199,929    6,987   5,375      -7.99         564.03
December 31, 1986.......   8,000   197,864  206,622   14,912  13,223      28.51         263.61
December 31, 1987.......  10,000   197,864  213,082   23,650  21,883      34.54         162.56
December 31, 1988.......  12,000   197,864  210,701   22,821  20,976      19.69         112.55
December 31, 1989.......  14,000   197,864  216,256   30,983  29,060      21.61          85.49
December 31, 1990.......  16,000   197,864  214,967   30,806  28,805      14.99          67.35
December 31, 1991.......  18,000   197,864  229,692   48,558  46,479      21.03          56.59
December 31, 1992.......  20,000   197,864  226,357   46,739  44,583      15.86          47.17
December 31, 1993.......  22,000   197,864  245,178   54,674  52,698      15.52          41.71
December 31, 1994.......  24,000   197,864  227,826   51,205  49,659      11.83          35.12
December 31, 1995.......  26,000   197,864  296,274   72,115  71,001      14.78          34.49
December 31, 1996.......  28,000   197,864  358,250   87,632  86,949      15.28          33.08
December 31, 1997.......  30,000   197,864  398,723  108,218 107,967      15.91          30.97
December 31, 1998.......  32,000   197,864  536,929  144,934 144,934      17.31          31.22
December 31, 1999.......  34,000   197,864  575,665  167,152 167,152      17.02          29.20

ZENITH BACK BAY BOND INCOME SUB-ACCOUNT
                                                                      INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                   OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH     CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE    VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- -------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $197,864 $197,866 $  1,755 $   299       --             --
December 31, 1983.......   2,000   197,864  197,903    1,668     212     -99.84%          --
December 31, 1984.......   4,000   197,864  198,133    3,395   1,861     -65.40       2,851.09%
December 31, 1985.......   6,000   197,864  198,652    5,524   3,912     -29.30         562.08
December 31, 1986.......   8,000   197,864  199,263    7,747   6,058     -14.70         259.22
December 31, 1987.......  10,000   197,864  199,006    9,282   7,514     -12.08         157.84
December 31, 1988.......  12,000   197,864  199,392   11,387   9,542      -8.07         109.97
December 31, 1989.......  14,000   197,864  200,181   14,077  12,154      -4.24          82.79
December 31, 1990.......  16,000   197,864  200,691   16,498  14,497      -2.58          65.44
December 31, 1991.......  18,000   197,864  202,816   20,723  18,644       0.81          53.71
December 31, 1992.......  20,000   197,864  203,754   23,523  21,367       1.36          45.10
December 31, 1993.......  22,000   197,864  205,748   27,537  25,560       2.77          38.69
December 31, 1994.......  24,000   197,864  203,661   27,574  26,029       1.38          33.40
December 31, 1995.......  26,000   197,864  207,964   34,530  33,416       3.87          29.61
December 31, 1996.......  28,000   197,864  208,483   37,144  36,461       3.76          26.30
December 31, 1997.......  30,000   197,864  210,949   42,146  41,894       4.40          23.66
December 31, 1998.......  32,000   197,864  212,857   46,993  46,993       4.72          21.42
December 31, 1999.......  34,000   197,864  211,241   47,746  47,746       3.93          19.34

ZENITH BACK BAY MONEY MARKET SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
August 26, 1983......... $ 2,000  $197,864 $197,866 $ 1,755 $   299       --             --
December 31, 1983.......   2,000   197,864  197,895   1,672     216     -99.83%          --
December 31, 1984.......   4,000   197,864  198,023   3,290   1,757     -68.59       2,849.84%
December 31, 1985.......   6,000   197,864  198,146   5,011   3,399     -37.91         561.30
December 31, 1986.......   8,000   197,864  198,232   6,754   5,065     -23.83         258.60
December 31, 1987.......  10,000   197,864  198,327   8,567   6,800     -16.27         157.61
December 31, 1988.......  12,000   197,864  198,522  10,553   8,707     -11.30         109.77
December 31, 1989.......  14,000   197,864  198,942  12,817  10,894      -7.56          82.57
December 31, 1990.......  16,000   197,864  199,331  15,105  13,104      -5.24          65.25
December 31, 1991.......  18,000   197,864  199,497  17,235  15,157      -4.00          53.33
December 31, 1992.......  20,000   197,864  199,263  19,034  16,878      -3.55          44.66
December 31, 1993.......  22,000   197,864  198,821  20,708  18,731      -3.05          38.10
December 31, 1994.......  24,000   197,864  198,528  22,620  21,075      -2.25          33.01
December 31, 1995.......  26,000   197,864  198,597  24,961  23,847      -1.37          28.98
December 31, 1996.......  28,000   197,864  198,555  27,264  26,581       -.76          25.69
December 31, 1997.......  30,000   197,864  198,575  29,721  29,469       -.24          22.96
December 31, 1998.......  32,000   197,864  198,593  32,371  32,371       0.15          20.68
December 31, 1999.......  34,000   197,864  198,512  35,029  35,029       0.36          18.73

ZENITH WESTPEAK STOCK INDEX SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
May 1, 1987............. $ 2,000  $197,864 $197,866 $ 1,755 $   299       --             --
December 31, 1987.......   2,000   197,864  197,864   1,329      83     -99.14%          --
December 31, 1988.......   4,000   197,864  197,864   3,062   1,528     -59.72       1,410.81%
December 31, 1989.......   6,000   197,864  198,796   5,772   4,160     -20.55         418.57
December 31, 1990.......   8,000   197,864  198,207   6,826   5,137     -19.58         216.48
December 31, 1991.......  10,000   197,864  199,266  10,382   8,614      -5.55         139.28
December 31, 1992.......  12,000   197,864  200,340  12,521  10,676      -3.69         100.02
December 31, 1993.......  14,000   197,864  201,037  15,079  13,156      -1.70          76.65
December 31, 1994.......  16,000   197,864  200,312  16,486  14,486      -2.39          61.17
December 31, 1995.......  18,000   197,864  206,362  24,186  22,108       4.37          51.08
December 31, 1996.......  20,000   197,864  211,404  30,642  28,486       6.72          43.55
December 31, 1997.......  22,000   197,864  220,062  41,881  40,013      10.21          38.07
December 31, 1998.......  24,000   197,864  227,952  54,542  53,104      12.30          33.70
December 31, 1999.......  26,000   197,864  259,153  66,483  65,477      13.08          31.43

ZENITH BACK BAY MANAGED SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
May 1, 1987............. $ 2,000  $197,864 $197,866 $ 1,755 $   299       --             --
December 31, 1987.......   2,000   197,864  197,864   1,508      52     -99.58%          --
December 31, 1988.......   4,000   197,864  197,924   3,148   1,614     -57.35       1,411.09%
December 31, 1989.......   6,000   197,864  198,520   5,403   3,791     -25.33         418.28
December 31, 1990.......   8,000   197,864  198,404   7,010   5,321     -18.08         216.58
December 31, 1991.......  10,000   197,864  199,079   9,907   8,140      -7.64         139.23
December 31, 1992.......  12,000   197,864  199,746  11,980  10,135      -5.32          99.89
December 31, 1993.......  14,000   197,864  200,642  14,574  12,651      -2.77          76.58
December 31, 1994.......  16,000   197,864  199,575  15,646  13,645      -3.84          61.08
December 31, 1995.......  18,000   197,864  204,223  22,059  19,981       2.23          50.85
December 31, 1996.......  20,000   197,864  207,103  26,480  24,324       3.75          43.16
December 31, 1997.......  22,000   197,864  212,947  34,791  32,922       6.95          37.53
December 31, 1998.......  24,000   197,864  217,317  42,622  41,184       8.46          33.00
December 31, 1999.......  26,000   197,864  219,816  47,763  46,757       8.45          29.24

ZENITH HARRIS OAKMARK MID CAP VALUE SUB-ACCOUNT**

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
April 30, 1993.......... $ 2,000  $197,864 $197,866 $ 1,755 $   299         --            --
December 1993...........   2,000   197,864  198,065   1,721     265      -95.08%          --
December 31, 1994.......   4,000   197,864  198,000   3,159   1,625      -56.95      1,404.48%
December 31, 1995.......   6,000   197,864  199,072   5,882   4,271      -19.14        417.91
December 31, 1996.......   8,000   197,864  199,948   8,371   6,681       -8.15        217.02
December 31, 1997.......  10,000   197,864  201,169  11,426   9,659       -1.30        139.71
December 31, 1998.......  12,000   197,864  199,482  11,789   9,943       -5.92         99.76
December 31, 1999.......  14,000   197,864  198,949  12,974  11,051       -6.47         76.26

ZENITH WESTPEAK GROWTH AND INCOME SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
April 30, 1993.......... $ 2,000  $197,864 $197,866 $ 1,755 $   299         --            --
December 31, 1993.......   2,000   197,864  198,060   1,712     256      -95.31%          --
December 31, 1994.......   4,000   197,864  197,943   3,126   1,592      -57.84      1,404.21%
December 31, 1995.......   6,000   197,864  199,224   6,034   4,423      -17.28        418.07
December 31, 1996.......   8,000   197,864  200,275   8,646   6,957       -6.35        217.18
December 31, 1997.......  10,000   197,864  202,954  13,230  11,463        5.14        140.24
December 31, 1998.......  12,000   197,864  205,713  17,803  15,958        9.03        101.05
December 31, 1999.......  14,000   197,864  206,707  20,677  18,754        7.94         77.49

ZENITH LOOMIS SAYLES SMALL CAP SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
May 2, 1994............. $ 2,000  $197,864 $197,866 $ 1,755 $   299         --            --
December 31, 1994.......   2,000   197,864  197,864   1,446      10      -99.96%          --
December 31, 1995.......   4,000   197,864  198,279   3,598   2,064      -45.47      1,419.81%
December 31, 1996.......   6,000   197,864  199,312   6,311   4,699      -14.04        420.08
December 31, 1997.......   8,000   197,864  201,114   9,629   7,939        -.35        218.21
December 31, 1998.......  10,000   197,864  199,769  10,584   8,817       -4.70        139.58
December 31, 1999.......  12,000   197,864  202,026  15,724  13,879        4.60        100.45

ZENITH ALGER EQUITY GROWTH SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $197,864 $197,866 $ 1,755 $   299         --            --
December 31, 1994.......   2,000   197,864  197,864   1,589     133     -100.00%          --
December 31, 1995.......   4,000   197,864  198,396   3,694   2,160      -68.78      4,950.38%
December 31, 1996.......   6,000   197,864  198,742   5,628   4,016      -32.03        684.72
December 31, 1997.......   8,000   197,864  199,910   8,442   6,753      -10.05        290.33
December 31, 1998.......  10,000   197,864  203,806  14,046  12,278        9.52        172.20
December 31, 1999.......  12,000   197,864  208,274  20,283  18,438       16.07        118.72

ZENITH BALANCED SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $197,864 $197,866 $ 1,755 $   299         --            --
December 31, 1994.......   2,000   197,864  197,864   1,682     226     -100.00%          --
December 31, 1995.......   4,000   197,864  198,242   3,540   2,006      -74.21      4,946.92%
December 31, 1996.......   6,000   197,864  198,704   5,589   3,977      -32.74        684.65
December 31, 1997.......   8,000   197,864  199,361   7,894   6,204      -14.99        289.95
December 31, 1998.......  10,000   197,864  199,790  10,030   8,262       -8.79        170.71
December 31, 1999.......  12,000   197,864  198,813  10,822   8,977      -10.97        116.41

ZENITH DAVIS VENTURE VALUE SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $197,864 $197,866 $ 1,755 $   299         --            --
December 31, 1994.......   2,000   197,864  197,864   1,629     173     -100.00%          --
December 31, 1995.......   4,000   197,864  198,396   3,694   2,160      -68.79      4,950.38%
December 31, 1996.......   6,000   197,864  199,227   6,113   4,501      -23.39        685.66
December 31, 1997.......   8,000   197,864  201,012   9,544   7,855       -1.10        291.09
December 31, 1998.......  10,000   197,864  202,118  12,359  10,591        2.65        171.58
December 31, 1999.......  12,000   197,864  203,877  15,886  14,041        5.88        117.65

ZENITH MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 31, 1994........ $ 2,000  $197,864 $197,866 $ 1,755 $   299         --            --
December 31, 1994.......   2,000   197,864  197,891   1,724     267     -100.00%          --
December 31, 1995.......   4,000   197,864  198,023   3,321   1,787      -81.51      4,942.10%
December 31, 1996.......   6,000   197,864  198,097   4,983   3,371      -44.62        683.46
December 31, 1997.......   8,000   197,864  197,864   6,279   4,590      -32.21        288.92
December 31, 1998.......  10,000   197,864  197,900   8,140   6,373      -20.75        170.00
December 31, 1999.......  12,000   197,864  199,565  11,574   9,729       -7.91        116.59

ZENITH MFS INVESTORS SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
April 30, 1999.......... $ 2,000  $197,864 $197,866 $ 1,755 $   299         --            --
December 31, 1999.......   2,000   197,864  197,864   1,514      58      -99.49%          --

ZENITH MFS RESEARCH MANAGERS SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
April 30, 1999.......... $ 2,000  $197,864 $197,866 $ 1,755 $   299         --            --
December 31, 1999.......   2,000   197,864  198,112   1,782     326      -93.29%          --

METROPOLITAN JANUS MID CAP SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
March 3, 1997........... $ 2,000  $197,864 $197,864 $ 1,755 $   299         --            --
December 31, 1997.......   2,000   197,864  198,215   1,893     437      -83.98%
December 31, 1998.......   4,000   197,864  198,610   4,405   2,871      -22.54      1,079.92%
December 31, 1999.......   6,000   197,864  204,304  12,955  11,343       38.89        373.11

METROPOLITAN RUSSELL 2000 INDEX SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
November 9, 1998........ $ 2,000  $197,864 $197,866 $ 1,755 $   299         --            --
December 31, 1998.......   2,000   197,864  197,870   1,814     358     -100.00%
December 31, 1999.......   4,000   197,864  198,165   3,772   2,238      -68.24      5,398.49%

VIP EQUITY-INCOME SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
October 9, 1986......... $ 2,000  $197,864 $197,866 $ 1,755 $   299        --             --
December 31, 1986.......   2,000   197,864  197,914   1,690     234        --             --
December 31, 1987.......   4,000   197,864  197,864   2,796   1,262     -90.97%      4,042.12%
December 31, 1988.......   6,000   197,864  197,950   4,798   3,186     -45.96         637.89
December 31, 1989.......   8,000   197,864  198,370   7,019   5,330     -22.83         278.40
December 31, 1990.......  10,000   197,864  197,864   7,381   5,614     -25.80         165.61
December 31, 1991.......  12,000   197,864  198,253  11,089   9,244      -9.62         114.00
December 31, 1992.......  14,000   197,864  200,230  14,363  12,440      -3.68          85.40
December 31, 1993.......  16,000   197,864  202,199  18,172  16,171        .29          67.37
December 31, 1994.......  18,000   197,864  202,441  20,563  18,485        .63          54.88
December 31, 1995.......  20,000   197,864  209,583  29,076  26,919       6.16          46.56
December 31, 1996.......  22,000   197,864  212,685  34,150  32,102       7.03          39.96
December 31, 1997.......  24,000   197,864  220,757  44,627  43,009       9.74          35.19
December 31, 1998.......  26,000   197,864  223,088  50,988  49,802       9.91          31.03
December 31, 1999.......  28,000   197,864  225,574  55,088  54,333       9.32          27.65

VIP OVERSEAS SUB-ACCOUNT

                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
January 28, 1987........ $ 2,000  $197,864 $197,866 $ 1,755 $   299        --             --
December 31, 1987.......   2,000   197,864  197,864   1,306      18        --             --
December 31, 1988.......   4,000   197,864  197,864   3,071   1,537     -51.13%        939.24%
December 31, 1989.......   6,000   197,864  198,758   5,511   3,900     -20.82         343.61
December 31, 1990.......   8,000   197,864  198,343   6,808   5,118     -17.63         190.93
December 31, 1991.......  10,000   197,864  198,532   8,805   7,037     -11.80         126.88
December 31, 1992.......  12,000   197,864  197,864   8,969   7,124     -15.10          92.58
December 31, 1993.......  14,000   197,864  200,160  14,062  12,139      -3.64          72.10
December 31, 1994.......  16,000   197,864  199,641  15,394  13,393      -4.04          58.07
December 31, 1995.......  18,000   197,864  200,443  18,453  16,375      -1.93          48.27
December 31, 1996.......  20,000   197,864  201,954  22,027  19,870       -.12          41.05
December 31, 1997.......  22,000   197,864  203,623  25,832  24,107       1.54          35.52
December 31, 1998.......  24,000   197,864  205,796  30,270  28,976       2.90          31.18
December 31, 1999.......  26,000   197,864  216,731  44,638  43,775       7.28          28.22

VIP HIGH INCOME SUB-ACCOUNT
                                                                     INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                  OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH   NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT   VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------- -------- ------------- -------------
September 19, 1985...... $ 2,000  $197,864 $197,866 $ 1,755 $   299        --             --
December 31, 1985.......   2,000   197,864  197,929   1,758     302        --             --
December 31, 1986.......   4,000   197,864  198,203   3,521   1,987     -65.66%      3,426.13%
December 31, 1987.......   6,000   197,864  197,995   4,960   3,348     -40.85         600.96
December 31, 1988.......   8,000   197,864  198,360   6,931   5,241     -22.97         269.12
December 31, 1989.......  10,000   197,864  197,864   7,925   6,158     -21.08         161.81
December 31, 1990.......  12,000   197,864  197,864   9,044   7,199     -18.58         111.92
December 31, 1991.......  14,000   197,864  199,535  13,507  11,584      -5.81          84.08
December 31, 1992.......  16,000   197,864  201,965  17,823  15,823       -.29          66.54
December 31, 1993.......  18,000   197,864  204,836  22,654  20,576       3.10          54.60
December 31, 1994.......  20,000   197,864  203,486  23,418  21,262       1.27          45.56
December 31, 1995.......  22,000   197,864  207,972  29,350  27,338       4.04          39.25
December 31, 1996.......  24,000   197,864  210,128  34,402  32,821       5.28          34.18
December 31, 1997.......  26,000   197,864  215,027  41,408  40,258       6.71          30.31
December 31, 1998.......  28,000   197,864  211,609  40,666  39,948       5.07          26.68
December 31, 1999.......  30,000   197,864  213,575  44,913  44,626       5.25          23.96

VIP II ASSET MANAGER SUB-ACCOUNT

                                                                    INTERNAL RATE
                          TOTAL   MINIMUM  VARIABLE                 OF RETURN ON  INTERNAL RATE
                         PREMIUMS  DEATH    DEATH    CASH  NET CASH   NET CASH    OF RETURN ON
DATE                       PAID   BENEFIT  BENEFIT  VALUE   VALUE       VALUE     DEATH BENEFIT
----                     -------- -------- -------- ------ -------- ------------- -------------
September 6, 1989.......  $2,000  $197,864 $197,866 $1,755  $  299       --              --
December 31, 1989.......   2,000   197,864  197,864  1,672     216       --              --
December 31, 1990.......   4,000   197,864  197,941  3,257   1,724     -71.53%      3,092.25%
December 31, 1991.......   6,000   197,864  198,369  5,453   3,841     -31.16         579.38
December 31, 1992.......   8,000   197,864  198,936  7,514   5,824     -17.01         263.73
December 31, 1993.......  10,000   197,864  200,054 10,526   8,759      -5.70         160.19
December 31, 1994.......  12,000   197,864  199,364 11,088   9,243      -9.29         111.01
December 31, 1995.......  14,000   197,864  200,563 14,334  12,411      -3.65          83.49
December 31, 1996.......  16,000   197,864  202,123 17,715  15,714       -.47          66.06
December 31, 1997.......  18,000   197,864  204,911 22,525  20,446       2.93          54.25
December 31, 1998.......  20,000   197,864  206,670 27,196  25,039       4.59          45.60
December 31, 1999.......  22,000   197,864  208,675 31,317  29,305       5.28          39.11

--------
 * Rates of return and Policy values and benefits shown reflect the Capital Growth Series investment advisory fee of .50% of average daily net assets for the period through December 31, 1987 and its current advisory fee schedule thereafter.

** Rates of return and Policy values and benefits shown reflect the Harris
   Oakmark Mid Cap Value Series' investment advisory fee of .70% of average daily net assets for the period through April 30, 1998 and .75% thereafter.

                                  APPENDIX C

                            LONG TERM MARKET TRENDS

  The information below compares the average annual returns of common stock, high grade corporate bonds and 30-day U.S. Treasury bills over 20-year and 30-year holding periods.* The average annual returns assume the reinvestment of dividends, capital gains and interest. This is an historical record and does not predict future performance. The information does not reflect Policy charges.

  The data indicates that, historically, the investment performance of common stocks over long periods has been positive and generally superior to that of long-term, high grade debt securities. Common stocks have, however, been subject to more dramatic market adjustments over short periods.

  Over the 55 20-year time periods beginning in 1926 and ending in 1999 (i.e. 1926-1945, 1927-1946, and so on through 1980-1999):

  --The average annual return of common stocks was superior to that of high grade, long-term corporate bonds in 52 of the 55 periods.

  --The average annual return of common stocks surpassed that of U.S.
    Treasury bills in each of the 55 periods.

  --Common stock average annual returns exceeded the average annual rate of inflation in each of the 55 periods.

  --Over the 45 30-year time periods beginning in 1926 and ending in 1999, the average annual return of common stocks was superior to that of high grade, long-term corporate bonds, U.S. Treasury bills and inflation in all 45 periods.

  From 1926 through 1999 the average annual return for common stocks was 11.3%, compared to 5.6% for high grade, long-term corporate bonds, 3.8% for U.S. Treasury bills and 3.1% for the Consumer Price Index.



                               ----------------

--------

* Used with permission. (C)2000 Ibbotson Associates, Inc. All rights reserved. [Certain portions of this work were derived from copyrighted works of Roger
  G. Ibbotson and Rex Sinquefield.]

   SUMMARY TABLE: HISTORIC S&P 500 STOCK INDEX RESULTS FOR SPECIFIC HOLDING
                                    PERIODS

  The following chart categorizes the historical results of the Standard & Poor's 500 Stock Index, with dividends reinvested, over one-year, five-year, ten-year and twenty-year periods beginning in 1926 and ending in 1999.

  The chart does not predict future stock market results. It shows the historic performance of a broad index of stocks, and not the performance of any fund or investment.

                               ----------------

            PERCENT OF HOLDING PERIODS WITH THE FOLLOWING RETURNS:

                                                                        GREATER
                                                                         THAN
       HOLDING   NEGATIVE 0-5.00% 5.01-10.00% 10.01-15.00% 15.01-20.00% 20.00%
        PERIOD    RETURN  RETURN    RETURN       RETURN       RETURN    RETURN
       -------   -------- ------- ----------- ------------ ------------ -------
       1 year      27%       4%       11%          7%          11%        40%
       5 years     10%      14%       14%         30%          19%        13%
       10 years     3%      10%       33%         24%          28%         2%
       20 years     0%       6%       31%         53%          10%         0%

--------

Used with permission. (C)2000 Ibbotson Associates, Inc. All rights reserved. [Certain portions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

                             DOLLAR COST AVERAGING

  Dollar cost averaging does not guarantee a profit or protect against a loss. If an investor follows a program of dollar cost averaging on a long-term basis, and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely--not guaranteed--that the price at which shares are surrendered, for whatever reason, will be higher than the average cost per share.

  An investor using dollar cost averaging invests the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Under dollar cost averaging, an investor does not invest more when the price of shares is high and less when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund you chose follows the historical upward market trends, the price at which you sell shares should be higher than their average cost. This price could be lower, however, if the fund chosen does not follow these historical trends.

  You should consider your ability to continue on-going dollar cost averaging purchases so that you can take advantage of periods of low price levels if you are considering dollar cost averaging.

                                  APPENDIX D

                            USES OF LIFE INSURANCE

  The following are examples of ways the Policy can be used to address certain financial objectives.

FAMILY INCOME PROTECTION

  You may purchase life insurance on the lives of the family income earners to provide a death benefit to cover final expenses, and continue current family income. The amount of insurance you purchase should be an amount which will provide a death benefit that when invested outside the policy at a reasonable interest rate, will generate enough money to replace the individual's income.

ESTATE PROTECTION

  A trust may purchase life insurance on the life of the person whose estate will incur federal estate taxes upon the person's death. The amount of insurance purchased should equal the amount of the estimated estate tax liability. On the insured's death, the trustee makes the death proceeds available to the estate for the payment of estate tax costs.

EDUCATION FUNDING

  You may purchase life insurance on the life of the parent(s) or primary person funding an education. The amount of insurance you purchase should equal the total education cost projected at a reasonable inflation rate.

  In the event of death, the guaranteed death benefit is available to help pay the education costs. If the insured lives through the education years, cash value may be accessed to meet education costs. Loans or surrenders reduce the policy's death benefit.

MORTGAGE PROTECTION

  You may purchase life insurance on the life of the person responsible for making mortgage payments. The amount of insurance you purchase should equal the mortgage amount. In the event of the insured's death, the guaranteed death benefit can be used to pay the mortgage balance.

  During the insured's lifetime, cash value may be accessed late in the mortgage term to help make the remaining mortgage payments. Loans or surrenders reduce the policy's death benefit.

KEY PERSON PROTECTION

  A business may purchase life insurance on the life of the key person in an amount equal to the key person's value, considering salary, benefits, and contribution to the business. On the key person's death, the business uses the death benefit to ease the interruption of business operations and/or to provide a replacement fund for hiring a new executive.

BUSINESS CONTINUATION PROTECTION

  You can insure each business owner in an amount equal to the value of each owner's business interest. In the event of death, the guaranteed death benefit provides for the purchase of the deceased's business interest by the business, or surviving owners, from the deceased owner's heirs.

RETIREMENT INCOME

  You may purchase life insurance on the life of a family income earner during his or her working life. If the insured lives to retirement, the cash value may be accessed to provide retirement payments. In the event of the insured's death, the proceeds may be used to provide retirement income to his or her spouse. Any cash value loans or surrenders will reduce the policy's death benefit.

  Because the Policy provides a death benefit and cash value accumulation, you can use the Policy for various individual and business planning purposes. If you purchase the Policy for such purposes, you assume certain risks, particularly if the Policy's cash value, as opposed to its death benefit, will be the principal Policy feature used for such planning purposes. If the investment performance of the Sub-Accounts to which cash value is allocated is poorer than expected, or if you don't pay sufficient premiums or maintain cash values, the Policy may lapse or may not accumulate sufficient cash value or net cash value to fund the purpose for which you purchased the Policy. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with your goals. If you wish to access your Policy's cash value, through loans, surrenders or withdrawals, you should consult your tax advisor about possible tax consequences. (See "Tax Considerations".)

                                  APPENDIX E

                                TAX INFORMATION

  The Office of Tax Analysis of the U.S. Department of the Treasury published a "Report to the Congress on the Taxation of Life Insurance Company Products" in March 1990. Page 4 of this report is Table 1.1, a "Comparison of Tax Treatment of Life Insurance Products and Other Retirement Savings Plans". Because it is a convenient summary of the relevant tax characteristics of these products and plans, we have reprinted it here, and added footnotes to reflect exceptions to the general rules.

                               ----------------

                                   TABLE 1.1

          COMPARISON OF TAX TREATMENT OF LIFE INSURANCE PRODUCTS AND
                        OTHER RETIREMENT SAVINGS PLANS

                                    CASH-VALUE
                                       LIFE    NON-QUALIFIED           QUALIFIED
                                    INSURANCE    ANNUITIES     IRA'S    PENSION
                                    ---------- ------------- --------- ---------
Annual Contribution Limits........     No         No         Yes       Yes
Income Eligibility Limits.........     No         No         Yes**     No
Borrowing Treated as                   No*        Yes        Loans not Yes,
 Distributions....................                            allowed   beyond
                                                                        $50,000
Income Ordering Rules (Income
 included in First Distribution)..     No*        Yes        Yes       Yes
Early Withdrawal Penalties........     No*        Yes***     Yes***    Yes***
Minimum Distribution Rules by Age
 70 1/2...........................     No         No         Yes       Yes
Maximum Annual Distribution Rules.     No         No         Yes       Yes
Anti-discrimination Rules.........     No         No         No        Yes

--------
Department of the Treasury                                           March 1990
 Office of Tax Analysis

  * If the policy is not a modified endowment contract.

 ** If amounts paid in to fund the IRA are deductible; once over the income eligibility limits amounts paid into an IRA are permitted but not deductible.

*** There are several exceptions to the application of the early withdrawal penalties for annuities, IRAs and qualified pensions.

  This appendix is not tax advice. You should consult your own tax advisor for more complete information.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT AUDITORS

To the Policy Owners and Board of Directors of New England Life Insurance
Company:

We have audited the accompanying statement of assets and liabilities of the New England Variable Life Separate Account (comprised of the following Sub-
Accounts: Capital Growth, Bond Income, Money Market, Stock Index, Managed, Midcap Value (formerly Avanti Growth), Growth and Income (formerly Value Growth), Small Cap, U.S. Government, Balanced, Equity Growth, International Magnum Equity (formerly International Equity), Venture Value, Bond Opportunities, Investors, Research Managers, Equity-Income, Overseas, High Income and Asset Manager) of New England Life Insurance Company (the "Company") as of December 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the respective aforementioned Sub-Accounts comprising the New England Variable Life Separate Account of New England Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 2000

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

ASSETS
Investments in New England Zenith Fund,
 Variable Insurance Products Fund, and
 Variable Insurance Products Fund II at
 value (Note 2)..........................
                   SHARES        COST
                  --------- --------------
Capital Growth
 Series.........  2,831,583 $1,086,202,933
Back Bay
 Advisors Bond
 Income Series..    738,049     79,337,797
Back Bay
 Advisors Money
 Market Series..  1,481,735    148,173,522
Westpeak Stock
 Index Series...    796,217    120,113,367
Back Bay
 Advisors
 Managed Series.    356,133     60,490,121
Goldman Sachs
 Midcap Value
 Series.........    303,945     41,326,387
Westpeak Growth
 and Income
 Series.........    476,840     86,077,139
Loomis Sayles
 Small Cap
 Series.........    494,133     72,214,392
Salomon Brothers
 U.S. Government
 Series.........     72,858        844,414
Loomis Sayles
 Balanced
 Series.........  1,214,912     18,213,928
Alger Equity
 Growth Series..  7,670,932    172,788,088
Morgan Stanley
 International
 Magnum Equity
 Series.........  1,284,810     14,534,170
Davis Venture
 Value Series...  6,183,625    126,513,387
Salomon Brothers
 Bond
 Opportunities
 Series.........    104,337      1,267,848
MFS Investors
 Series.........     77,411        773,570
MFS Research
 Managers
 Series.........     78,902        806,954
VIP Equity-
 Income
 Portfolio......  6,551,702    126,034,149
VIP Overseas
 Portfolio......  5,064,896     87,116,523
VIP High Income
 Portfolio......  1,322,300     15,875,113
VIP II Asset
 Manager
 Portfolio......    707,988     11,460,518
                            --------------
Total...........            $2,270,164,320
                            ==============
Amount due and accrued (payable) from
 policy-related transactions, net........
Dividends receivable.....................
  Total Assets
LIABILITIES
Due to New England Life Insurance
 Company.................................
NET ASSETS FOR VARIABLE LIFE INSURANCE
 POLICIES................................
                                                                                               NEW ENGLAND ZENITH FUND
                  ------------------------------------------------------------------------------------------------------
                                                                                                   GROWTH
                     CAPITAL         BOND        MONEY        STOCK                    MIDCAP        AND        SMALL
                      GROWTH        INCOME       MARKET       INDEX       MANAGED       VALUE      INCOME        CAP
                       SUB-          SUB-         SUB-         SUB-        SUB-         SUB-        SUB-        SUB-
                     ACCOUNT        ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT
                  --------------- ----------- ------------ ------------ ------------ ----------- ----------- -----------
ASSETS
Investments in New England Zenith Fund,
 Variable Insurance Products Fund, and
 Variable Insurance Products Fund II at
 value (Note 2).. $1,230,974,235  $74,838,213 $148,173,522 $183,798,637 $70,090,490  $36,996,243 $94,643,283 $99,681,359
Capital Growth
 Series.........
Back Bay
 Advisors Bond
 Income Series..
Back Bay
 Advisors Money
 Market Series..
Westpeak Stock
 Index Series...
Back Bay
 Advisors
 Managed Series.
Goldman Sachs
 Midcap Value
 Series.........
Westpeak Growth
 and Income
 Series.........
Loomis Sayles
 Small Cap
 Series.........
Salomon Brothers
 U.S. Government
 Series.........
Loomis Sayles
 Balanced
 Series.........
Alger Equity
 Growth Series..
Morgan Stanley
 International
 Magnum Equity
 Series.........
Davis Venture
 Value Series...
Salomon Brothers
 Bond
 Opportunities
 Series.........
MFS Investors
 Series.........
MFS Research
 Managers
 Series.........
VIP Equity-
 Income
 Portfolio......
VIP Overseas
 Portfolio......
VIP High Income
 Portfolio......
VIP II Asset
 Manager
 Portfolio......
Total...........
Amount due and accrued (payable) from
 policy-related transactions,
 net...............     (136,071)      21,370      560,723       49,113     (11,519)      39,928       7,685      84,454
Dividends receivable..        --           --           --           --          --           --          --          --
                  --------------- ----------- ------------ ------------ ------------ ----------- ----------- -----------
  Total Assets     1,230,838,164   74,859,583  148,734,245  183,847,750  70,078,971   37,036,171  94,650,968  99,765,813
LIABILITIES
Due to New England Life Insurance
 Company...........   84,134,782    6,819,176   11,964,362   19,325,681   5,908,740    3,542,818   9,540,656  10,713,149
                  --------------- ----------- ------------ ------------ ------------ ----------- ----------- -----------
NET ASSETS FOR VARIABLE LIFE INSURANCE
 POLICIES.......   $1,146,703,382 $68,040,407 $136,769,883 $164,522,069 $64,170,231  $33,493,353 $85,110,312 $89,052,664
                  =============== =========== ============ ============ ============ =========== =========== ===========

                       See Notes to Financial Statements

-------------------------------------------------------------------------------------------------
                                     INTERNATIONAL
   U.S.                    EQUITY       MAGNUM       VENTURE        BOND                 RESEARCH
GOVERNMENT   BALANCED      GROWTH       EQUITY        VALUE     OPPORTUNITIES INVESTORS  MANAGERS
   SUB-        SUB-         SUB-         SUB-          SUB-         SUB-        SUB-       SUB-
 ACCOUNT      ACCOUNT     ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT     ACCOUNT   ACCOUNT
----------  ----------- ------------ ------------- ------------ ------------- ---------  --------
 $787,592   $16,826,533 $225,065,146  $18,180,067  $164,917,275  $1,113,279   $794,240   $945,245
   10,965       157,461      236,677       96,973       124,826       5,544     (2,239)    (2,139)
       --            --           --           --            --          --         --         --
 --------   ----------- ------------  -----------  ------------  ----------   --------   --------
  798,557    16,983,994  225,301,823   18,277,040   165,042,101   1,118,823    792,001    943,106
   41,247     1,694,626   26,656,245    2,058,494    18,572,069      57,789     99,163    154,903
 --------   ----------- ------------  -----------  ------------  ----------   --------   --------
 $757,310   $15,289,368 $198,645,578  $16,218,546  $146,470,032  $1,061,034   $692,838   $788,203
 ========   =========== ============  ===========  ============  ==========   ========   ========
                                        VARIABLE
                                        INSURANCE
         VARIABLE INSURANCE             PRODUCTS
            PRODUCTS FUND                FUND II
-----------------------------------------------------------------
  EQUITY-                     HIGH        ASSET
   INCOME       OVERSEAS     INCOME      MANAGER
    SUB-          SUB-        SUB-        SUB-
  ACCOUNT       ACCOUNT      ACCOUNT     ACCOUNT       TOTAL
------------- ------------ ----------- ----------- --------------
$168,444,262  $138,980,751 $14,955,213 $13,218,146 $2,703,423,731
      (5,066)      101,197       2,344         592      1,342,818
          --            --          --          --             --
------------- ------------ ----------- ----------- --------------
 168,439,196   139,081,948  14,957,557  13,218,738  2,704,766,549
  16,380,286    12,743,559   1,476,634   1,448,557    233,332,936
------------- ------------ ----------- ----------- --------------
$152,058,910  $126,338,389 $13,480,923 $11,770,181 $2,471,433,613
============= ============ =========== =========== ==============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999




                                                                                               NEW ENGLAND ZENITH FUND
                          --------------------------------------------------------------------------------------------------
                                                                                                      GROWTH
                            CAPITAL        BOND       MONEY       STOCK                   MIDCAP        AND         SMALL
                             GROWTH       INCOME      MARKET      INDEX      MANAGED      VALUE       INCOME         CAP
                              SUB-         SUB-        SUB-       SUB-         SUB-        SUB-        SUB-         SUB-
                            ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
INCOME
 Dividends..............  $239,049,928  $5,475,221  $5,083,165 $ 4,154,533  $9,783,326  $  459,624  $12,174,462  $   260,319
EXPENSE
 Mortality and expense
 risk charge (Note 3)...     6,723,595     471,818     638,578   1,013,735     421,255     330,436      578,297      538,571
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
 Net investment income
 (loss).................   232,326,333   5,003,403   4,444,587   3,140,798   9,362,071     129,188   11,596,165     (278,252)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
 appreciation
 (depreciation) on
 investments:
  Beginning of period...   215,969,495   1,209,273          --  39,965,167  13,285,666  (3,807,527)  13,616,695    3,516,783
  End of period.........   144,771,302  (4,499,584)         --  63,685,270   9,600,369  (4,330,144)   8,566,144   27,466,967
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
 Net change in
 unrealized appreciation
 (depreciation).........   (71,198,193) (5,708,857)         --  23,720,103  (3,685,297)   (522,617)  (5,050,551)  23,950,184
 Net realized gain
 (loss) on investments..      (572,298)      1,487          --     (52,322)    (65,614)     (9,202)     (33,403)       2,146
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
 Net realized and
 unrealized gain (loss)
 on investments.........   (71,770,491) (5,707,370)         --  23,667,781  (3,750,911)   (531,819)  (5,083,954)  23,952,330
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $160,555,842  $ (703,967) $4,444,587 $26,808,579  $5,611,160  $ (402,631) $ 6,512,211  $23,674,078
                          ============  ==========  ========== ===========  ==========  ==========  ===========  ===========

* For the period April 30, 1999 (Commencement of Operations) through December 31, 1999.

                       See Notes to Financial Statements

---------------------------------------------------------------------------------------------------
                                      INTERNATIONAL
   U.S.                    EQUITY        MAGNUM       VENTURE        BOND                 RESEARCH
GOVERNMENT   BALANCED      GROWTH        EQUITY        VALUE     OPPORTUNITIES INVESTORS* MANAGERS*
   SUB-        SUB-         SUB-          SUB-         SUB-          SUB-         SUB-      SUB-
 ACCOUNT      ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT     ACCOUNT    ACCOUNT
----------  -----------  -----------  ------------- -----------  ------------- ---------- ---------
 $ 46,383   $   998,875  $26,651,028   $   60,426   $ 3,101,039    $ 90,809     $ 1,921   $     --
   10,668       126,629    1,069,420      119,372       961,922      24,177         533      1,540
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
   35,715       872,246   25,581,608      (58,946)    2,139,117      66,632       1,388     (1,540)
   15,209     1,036,991   30,707,168      194,954    20,008,648     (46,594)         --         --
  (56,822)   (1,387,395)  52,277,058    3,645,897    38,403,888    (154,569)     20,670    138,291
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
  (72,031)   (2,424,386)  21,569,890    3,450,943    18,395,240    (107,975)     20,670    138,291
   (1,634)      (14,874)    (116,438)      (4,634)      (47,139)      1,097       8,670    (34,566)
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
  (73,665)   (2,439,260)  21,453,452    3,446,309    18,348,101    (106,878)     29,340    103,725
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
 $(37,950)  $(1,567,014) $47,035,060   $3,387,363   $20,487,218    $(40,246)    $30,728   $102,185
 ========   ===========  ===========   ==========   ===========    ========     =======   ========
                                       VARIABLE
                                      INSURANCE
          VARIABLE INSURANCE           PRODUCTS
            PRODUCTS FUND              FUND II
---------------------------------------------------------------------------------------------------
  EQUITY-                    HIGH       ASSET
  INCOME      OVERSEAS      INCOME     MANAGER
   SUB-         SUB-         SUB-        SUB-
  ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT       TOTAL
------------ ------------ ----------- ----------- -------------
$ 7,478,140  $ 3,746,050  $1,147,254  $  713,060  $320,475,563
  1,005,310      681,381      87,077      74,260    14,878,574
------------ ------------ ----------- ----------- -------------
  6,472,830    3,064,669   1,060,177     638,800   305,596,989
 39,593,709   14,768,529    (611,552)  1,247,559   390,670,173
 42,410,113   51,864,228    (919,900)  1,757,628   433,259,411
------------ ------------ ----------- ----------- -------------
  2,816,404   37,095,699    (308,348)    510,069    42,589,238
   (592,373)    (370,244)     48,706      (3,669)   (1,856,304)
------------ ------------ ----------- ----------- -------------
  2,224,031   36,725,455    (259,642)    506,400    40,732,934
------------ ------------ ----------- ----------- -------------
$ 8,696,861  $39,790,124  $  800,535  $1,145,200  $346,329,923
============ ============ =========== =========== =============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                      NEW ENGLAND ZENITH FUND
                          ------------------------------------------------------------------------------------
                                                                                                     GROWTH
                            CAPITAL       BOND      MONEY       STOCK                   MIDCAP         AND
                             GROWTH      INCOME     MARKET      INDEX      MANAGED      VALUE        INCOME
                              SUB-        SUB-       SUB-       SUB-        SUB-         SUB-         SUB-
                            ACCOUNT     ACCOUNT    ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT       ACCOUNT
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
INCOME
 Dividends..............  $136,031,595 $4,500,888 $2,243,738 $ 1,665,717 $ 4,920,327 $  8,522,091  $ 4,438,526
EXPENSE
 Mortality and expense
  risk charge (Note 3)..     5,675,180    329,452    281,233     574,859     295,717      213,136      321,673
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net investment income
  (loss)................   130,356,415  4,171,436  1,962,505   1,090,858   4,624,610    8,308,955    4,116,853
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....    91,366,363    892,059         --  19,889,059   9,447,437    6,964,381    6,858,665
 End of period..........   215,969,495  1,209,273         --  39,965,167  13,285,666   (3,807,527)  13,616,695
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   124,603,132    317,214         --  20,076,109   3,838,229  (10,771,908)   6,758,031
 Net realized gain on
  investments...........     5,610,899      1,800         --     190,803     163,910      236,891       14,655
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net realized and
  unrealized gain (loss)
  on investments........   130,214,031    319,014         --  20,266,912   4,002,139  (10,535,017)   6,772,686
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $260,570,446 $4,490,449 $1,962,505 $21,357,770 $ 8,626,750 $ (2,226,063) $10,889,538
                          ============ ========== ========== =========== =========== ============  ===========

                       See Notes to Financial Statements

                                                                                                VARIABLE INSURANCE
                                                                                                  PRODUCTS FUND
--------------------------------------------------------------------------------------- ----------------------------------
                                                INTERNATIONAL
   SMALL         U.S.                 EQUITY       MAGNUM       VENTURE       BOND        EQUITY-                 HIGH
    CAP       GOVERNMENT  BALANCED    GROWTH       EQUITY        VALUE    OPPORTUNITIES   INCOME     OVERSEAS    INCOME
   SUB-          SUB-       SUB-       SUB-         SUB-         SUB-         SUB-         SUB-        SUB-       SUB-
  ACCOUNT      ACCOUNT    ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT    ACCOUNT     ACCOUNT
-----------   ---------- ---------- ----------- ------------- ----------- ------------- ----------- ---------- -----------
$ 1,148,975    $32,331   $  607,129 $ 3,598,904   $ 251,292   $ 2,912,129   $ 81,480    $ 8,088,940 $6,093,523 $ 1,064,286
    380,727     (2,318)      52,939     452,661      48,632       512,333     (9,440)       902,569    550,070      67,547
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
    768,248     34,649      554,190   3,146,243     202,660     2,399,796     90,920      7,186,371  5,543,453     996,739
  5,422,058     (1,916)     642,612   5,391,267    (155,005)   10,716,783     (2,256)    32,699,163 11,137,299     964,520
  3,516,783     15,209    1,036,991  30,707,168     194,954    20,008,648    (46,594)    39,593,709 14,768,529    (611,552)
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
 (1,905,274)    17,125      394,379  25,315,901     349,959     9,291,865    (44,337)     6,894,545  3,631,231  (1,576,072)
     20,862         11        6,840      56,142       5,897        22,521        493        561,003    333,272      20,913
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
 (1,884,412)    17,136      401,219  25,372,043     355,856     9,314,386    (43,844)     7,455,548  3,964,503  (1,555,159)
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
$(1,116,164)   $51,785   $  955,409 $28,518,286   $ 558,517   $11,714,181   $ 47,076    $14,641,919 $9,507,956 $  (558,420)
 VARIABLE
INSURANCE
 PRODUCTS
 FUND II
-------------------------------------------------------------------------
  ASSET
 MANAGER
   SUB-
 ACCOUNT      TOTAL
---------- ------------
$  835,511 $187,037,382
    50,140   10,697,110
---------- ------------
   785,371  176,340,272
   971,097  203,203,584
 1,247,559  390,670,172
---------- ------------
   276,461  187,466,588
     4,137    7,251,049
---------- ------------
   280,598  194,717,637
---------- ------------
$1,065,969 $371,057,909
=======    ========== ===========   =========   ===========   ========    =========== ========== ===========
========== ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                  NEW ENGLAND ZENITH FUND
                          --------------------------------------------------------------------------------
                                                                                                  GROWTH
                            CAPITAL        BOND      MONEY       STOCK                 MIDCAP      AND
                             GROWTH       INCOME     MARKET      INDEX     MANAGED     VALUE      INCOME
                              SUB-         SUB-       SUB-       SUB-        SUB-       SUB-       SUB-
                            ACCOUNT      ACCOUNT    ACCOUNT     ACCOUNT    ACCOUNT    ACCOUNT    ACCOUNT
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
INCOME
 Dividends..............  $184,229,729  $3,419,409 $1,852,865 $ 1,082,727 $5,025,764 $2,781,138 $3,928,553
EXPENSE
 Mortality and expense
  risk charge (Note 3)..     4,170,905     253,374    241,048     333,771    229,423    207,451    190,264
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net investment income
  (loss)................   180,058,824   3,166,035  1,611,817     748,956  4,796,341  2,573,687  3,738,289
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of year......   138,009,405      40,519         --   7,633,013  6,137,629  4,823,316  3,107,090
 End of year............    91,366,363     892,059         --  19,889,059  9,447,437  6,964,381  6,858,664
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   (46,643,042)    851,540         --  12,256,046  3,309,808  2,141,065  3,751,574
 Net realized gain on
  investments...........     1,699,829      15,488         --      35,165    242,079     87,159     17,721
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net realized and
  unrealized gain (loss)
  on investments........   (44,943,213)    867,028         --  12,291,211  3,551,887  2,228,224  3,769,295
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $135,115,611  $4,033,063 $1,611,817 $13,040,167 $8,348,228 $4,801,911 $7,507,584
                          ============  ========== ========== =========== ========== ========== ==========

                       See Notes to Financial Statements

                                                                                                                   VARIABLE
                                                                                                                   INSURANCE
                                                                                         VARIABLE INSURANCE        PRODUCTS
                                                                                            PRODUCTS FUND           FUND II
---------------------------------------------------------------------------------- ------------------------------- ---------
                                           INTERNATIONAL
  SMALL        U.S.               EQUITY      MAGNUM       VENTURE       BOND        EQUITY-                HIGH     ASSET
   CAP      GOVERNMENT BALANCED   GROWTH      EQUITY        VALUE    OPPORTUNITIES   INCOME     OVERSEAS   INCOME   MANAGER
   SUB-        SUB-      SUB-      SUB-        SUB-         SUB-         SUB-         SUB-        SUB-      SUB-     SUB-
 ACCOUNT     ACCOUNT   ACCOUNT   ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT    ACCOUNT   ACCOUNT   ACCOUNT
----------  ---------- -------- ---------- ------------- ----------- ------------- ----------- ---------- -------- ---------
$6,279,206    $9,089   $438,430 $4,721,050   $ 209,389   $ 1,822,395    $43,914    $ 8,872,794 $5,434,055 $393,295 $528,401
   275,141     2,290     50,941    265,599      51,702       276,055      9,400        676,059    447,597   41,502   33,135
----------    ------   -------- ----------   ---------   -----------    -------    ----------- ---------- -------- --------
 6,004,065     6,799    387,489  4,455,451     157,687     1,546,340     34,514      8,196,735  4,986,458  351,793  495,266
 3,059,565      (819)   236,625  2,084,389     136,191     2,398,023     (1,153)    16,409,989  9,502,216  362,600  547,647
 5,422,058    (1,916)   642,612  5,391,267    (155,006)   10,716,783     (2,256)    32,699,163 11,137,299  964,520  971,097
----------    ------   -------- ----------   ---------   -----------    -------    ----------- ---------- -------- --------
 2,362,493    (1,097)   405,987  3,306,878    (291,197)    8,318,760     (1,103)    16,289,174  1,635,083  601,920  423,450
    20,956         1     55,231     75,802       8,303        21,718        201        126,489     67,905   12,234    5,368
----------    ------   -------- ----------   ---------   -----------    -------    ----------- ---------- -------- --------
 2,383,449    (1,096)   461,218  3,382,680    (282,894)    8,340,478       (902)    16,415,663  1,702,988  614,154  428,818
----------    ------   -------- ----------   ---------   -----------    -------    ----------- ---------- -------- --------
$8,387,514    $5,703   $848,707 $7,838,131   $(125,207)  $ 9,886,818    $33,612    $24,612,398 $6,689,446 $965,947 $924,084
==========    ======   ======== ==========   =========   ===========    =======    =========== ========== ======== ========
----------------------------------------------------------------------------------



   TOTAL
------------
$231,072,203
   7,755,657
------------
 223,316,546
 194,486,245
 203,203,584
------------
   8,717,339
   2,491,649
------------
  11,208,988
------------
$234,525,534
============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

                        CAPITAL         BOND          MONEY         STOCK                     MIDCAP
                         GROWTH        INCOME        MARKET         INDEX        MANAGED       VALUE
                          SUB-          SUB-          SUB-           SUB-         SUB-         SUB-
                        ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT
                     --------------  -----------  -------------  ------------  -----------  -----------
 FROM OPERATING
  ACTIVITIES
 Net investment
  income (loss)...   $  232,326,333  $ 5,003,403  $   4,444,587  $  3,140,798  $ 9,362,071  $   129,188
 Net realized and
  unrealized gain
  (loss) on
  investments.....      (71,770,491)  (5,707,370)            --    23,667,781   (3,750,911)    (531,819)
                     --------------  -----------  -------------  ------------  -----------  -----------
  Net Increase
   (decrease) in
   net assets
   resulting from
   operations.....      160,555,842     (703,967)     4,444,587    26,808,579    5,611,160     (402,631)
 FROM POLICY-
  RELATED
  TRANSACTIONS
 Net premiums
  transferred from
  New England Life
  Insurance
  Company (Note
  4)..............      142,211,177   13,805,688    214,469,972    29,988,746   10,115,433    7,098,841
 Net transfers
  (to) from other
  sub-accounts....       (3,426,057)   5,993,183   (132,180,032)   28,975,401    3,130,211   (1,928,318)
 Net transfers
  (to) from New
  England Life
  Insurance
  Company.........     (127,342,172)  (8,870,541)   (35,295,568)  (21,960,448)  (7,936,560)  (3,985,601)
                     --------------  -----------  -------------  ------------  -----------  -----------
  Net Increase in
   net assets
   resulting from
   policy related
   transactions...       11,442,948   10,928,330     46,994,372    37,003,699    5,309,084    1,184,922
                     --------------  -----------  -------------  ------------  -----------  -----------
 Net increase
  (decrease) in
  net assets......      171,998,790   10,224,363     51,438,959    63,812,278   10,920,244      782,291
 NET ASSETS, AT
  BEGINNING OF THE
  PERIOD..........      974,704,592   57,816,044     85,330,924   100,709,791   53,249,987   32,711,062
                     --------------  -----------  -------------  ------------  -----------  -----------
 NET ASSETS, AT
  END OF THE
  PERIOD..........   $1,146,703,382  $68,040,407  $ 136,769,883  $164,522,069  $64,170,231  $33,493,353
                     ==============  ===========  =============  ============  ===========  ===========
                            NEW ENGLAND ZENITH FUND
                     --------------------------------------
                        GROWTH
                         AND          SMALL         U.S.
                        INCOME         CAP       GOVERNMENT
                         SUB-          SUB-         SUB-
                       ACCOUNT       ACCOUNT      ACCOUNT
                     ------------- ------------- ----------
 FROM OPERATING
  ACTIVITIES
 Net investment
  income (loss)...   $ 11,596,165  $   (278,252)  $ 35,715
 Net realized and
  unrealized gain
  (loss) on
  investments.....     (5,083,954)   23,952,330    (73,665)
                     ------------- ------------- ----------
  Net Increase
   (decrease) in
   net assets
   resulting from
   operations.....      6,512,211    23,674,078    (37,950)
 FROM POLICY-
  RELATED
  TRANSACTIONS
 Net premiums
  transferred from
  New England Life
  Insurance
  Company (Note
  4)..............     15,769,644    16,994,060         --
 Net transfers
  (to) from other
  sub-accounts....     14,513,514    (3,433,209)    79,255
 Net transfers
  (to) from New
  England Life
  Insurance
  Company.........    (10,636,850)  (11,981,152)    24,393
                     ------------- ------------- ----------
  Net Increase in
   net assets
   resulting from
   policy related
   transactions...     19,646,308     1,579,699    103,648
                     ------------- ------------- ----------
 Net increase
  (decrease) in
  net assets......     26,158,519    25,253,777     65,698
 NET ASSETS, AT
  BEGINNING OF THE
  PERIOD..........     58,951,793    63,798,887    691,612
                     ------------- ------------- ----------
 NET ASSETS, AT
  END OF THE
  PERIOD..........   $ 85,110,312  $ 89,052,664   $757,310
                     ============= ============= ==========

* For the period April 30, 1999 (Commencement of Operations) through December 31, 1999.

                       See Notes to Financial Statements

-----------------------------------------------------------------------------------------
                           INTERNATIONAL
                EQUITY        MAGNUM       VENTURE         BOND                 RESEARCH
 BALANCED       GROWTH        EQUITY        VALUE      OPPORTUNITIES INVESTORS* MANAGERS*
   SUB-          SUB-          SUB-          SUB-          SUB-         SUB-      SUB-
  ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT        ACCOUNT     ACCOUNT    ACCOUNT
-----------  ------------  ------------- ------------  ------------- ---------- ---------
$   872,246  $ 25,581,608   $   (58,946) $  2,139,117   $   66,632    $  1,388  $ (1,540)
 (2,439,260)   21,453,452     3,446,309    18,348,101     (106,878)     29,340   103,725
-----------  ------------   -----------  ------------   ----------    --------  --------
 (1,567,014)   47,035,060     3,387,363    20,487,218      (40,246)     30,728   102,185
  4,093,455    31,646,457     3,430,299    32,031,496           --      75,935    86,667
  1,865,860    59,949,102     1,463,742    22,546,367        1,100     684,756   763,549
 (1,579,581)  (30,858,890)   (2,381,414)  (23,867,517)       9,526     (98,581) (164,198)
-----------  ------------   -----------  ------------   ----------    --------  --------
  4,379,734    60,736,669     2,512,627    30,710,346       10,626     662,110   686,018
-----------  ------------   -----------  ------------   ----------    --------  --------
  2,812,720   107,771,729     5,899,990    51,197,564      (29,620)    692,838   788,203
 12,476,648    90,873,849    10,318,556    95,272,468    1,090,654          --        --
-----------  ------------   -----------  ------------   ----------    --------  --------
$15,289,368  $198,645,578   $16,218,546  $146,470,032   $1,061,034    $692,838  $788,203
===========  ============   ===========  ============   ==========    ========  ========
                                           VARIABLE
                                          INSURANCE
    VARIABLE INSURANCE                     PRODUCTS
      PRODUCTS FUND                        FUND II
-----------------------------------------------------------------------------------------
  EQUITY-                      HIGH         ASSET
   INCOME       OVERSEAS      INCOME       MANAGER
    SUB-          SUB-         SUB-         SUB-
  ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT        TOTAL
------------- ------------- ------------ ------------ ---------------
$  6,472,830  $  3,064,669  $ 1,060,177  $   638,800  $  305,596,989
   2,224,031    36,725,455     (259,642)     506,400      40,732,934
------------- ------------- ------------ ------------ ---------------
   8,696,861    39,790,124      800,535    1,145,200     346,329,923
  26,649,674    17,254,614    3,727,099    2,393,210     571,842,467
  (2,823,843)    1,086,949    1,354,057    1,384,413              --
 (19,017,183)  (16,067,097)  (2,389,723)  (1,339,833)   (325,738,990)
------------- ------------- ------------ ------------ ---------------
   4,808,648     2,274,466    2,691,433    2,437,790     246,103,477
------------- ------------- ------------ ------------ ---------------
  13,505,509    42,064,590    3,491,968    3,582,990     592,433,400
 138,553,401    84,273,799    9,988,955    8,187,191   1,879,000,213
------------- ------------- ------------ ------------ ---------------
$152,058,910  $126,338,389  $13,480,923  $11,770,181  $2,471,433,613
============= ============= ============ ============ ===============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                 NEW ENGLAND ZENITH FUND
                   ------------------------------------------------------------------------------------------------------------
                                                                                                         GROWTH
                      CAPITAL        BOND          MONEY         STOCK                      MIDCAP         AND         SMALL
                      GROWTH        INCOME        MARKET         INDEX        MANAGED       VALUE        INCOME         CAP
                       SUB-          SUB-          SUB-           SUB-         SUB-          SUB-         SUB-         SUB-
                      ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
FROM OPERATING
 ACTIVITIES
 Net investment
  income (loss)..  $ 130,356,415  $ 4,171,436  $   1,962,505  $  1,090,858  $ 4,624,610  $  8,308,955  $ 4,116,853  $   768,248
 Net realized and
  unrealized gain
  (loss) on
  investments....    130,214,031      319,014             --    20,266,912    4,002,139   (10,535,017)   6,772,686   (1,884,412)
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net Increase
  (decrease) in
  net assets
  resulting from
  operations.....    260,570,446    4,490,449      1,962,505    21,357,770    8,626,750    (2,226,063)  10,889,538   (1,116,164)
FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......    130,346,621   10,522,040    221,378,611    15,997,005    6,508,238     8,067,127   10,034,046   16,979,803
 Net transfers
  (to) from other
  sub-accounts...     28,412,166    9,220,311   (149,270,654)   22,094,429    6,317,021      (102,089)  15,004,643    9,499,585
 Net transfers to
  New England
  Life Insurance
  Company........   (136,266,249)  (7,932,456)   (21,844,962)  (16,290,249)  (6,742,406)   (4,094,516)  (8,744,105)  (9,074,771)
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net Increase in
  net assets
  resulting from
  policy related
  transactions...     22,492,538   11,809,895     50,262,995    21,801,185    6,082,853     3,870,522   16,294,584   17,404,617
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net increase in
  net assets.....    283,062,984   16,300,344     52,225,500    43,158,955   14,709,603     1,644,459   27,184,123   16,288,452
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD..........    691,641,608   41,515,700     33,105,424    57,550,836   38,540,384    31,066,603   31,767,670   47,510,435
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
NET ASSETS, AT
 END OF THE
 PERIOD..........  $ 974,704,592  $57,816,044  $  85,330,924  $100,709,791  $53,249,987  $ 32,711,062  $58,951,793  $63,798,887
                   =============  ===========  =============  ============  ===========  ============  ===========  ===========

                       See Notes to Financial Statements

                                                                                            VARIABLE INSURANCE
                                                                                               PRODUCTS FUND
 -------------------------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL
    U.S.                      EQUITY        MAGNUM       VENTURE         BOND        EQUITY-                      HIGH
 GOVERNMENT    BALANCED       GROWTH        EQUITY        VALUE      OPPORTUNITIES    INCOME       OVERSEAS      INCOME
    SUB-         SUB-          SUB-          SUB-          SUB-          SUB-          SUB-          SUB-         SUB-
  ACCOUNT       ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT       ACCOUNT       ACCOUNT
 ----------   -----------  ------------  ------------- ------------  ------------- ------------  ------------  -----------
 $  34,649    $   554,190  $  3,146,243   $   202,660  $  2,399,796   $   90,920   $  7,186,371  $  5,543,453  $   996,739
    17,136        401,219    25,372,043       355,856     9,314,386      (43,844)     7,455,548     3,964,503   (1,555,159)
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
    51,785        955,409    28,518,286       558,517    11,714,181       47,076     14,641,919     9,507,956     (558,420)
        --      3,185,034    18,566,913     3,131,225    24,165,947           --     26,170,240    17,386,996    2,434,923
   590,096      3,794,185    16,305,214       999,735    23,584,994      612,788      8,474,098       342,473    2,823,884
  (111,452)    (2,333,228)  (14,453,624)   (1,503,958)  (15,609,387)    (156,947)   (18,064,178)  (10,788,946)  (1,891,706)
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
   478,644      4,645,991    20,418,503     2,627,002    32,141,554      455,841     16,580,160     6,940,523    3,367,101
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
   530,429      5,601,400    48,936,789     3,185,519    43,855,735      502,917     31,222,080    16,448,479    2,808,682
   161,183      6,875,248    41,937,060     7,133,037    51,416,733      587,737    107,331,321    67,825,320    7,180,273
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
 $ 691,612    $12,476,648  $ 90,873,849   $10,318,556  $ 95,272,468   $1,090,654   $138,553,401  $ 84,273,799  $ 9,988,955
 =========    ===========  ============   ===========  ============   ==========   ============  ============  ===========
 VARIABLE
 INSURANCE
 PRODUCTS
  FUND II
----------------------------------------------------------------------------------
   ASSET
  MANAGER
   SUB-
  ACCOUNT        TOTAL
------------ ---------------
$   785,371  $  176,340,272
    280,598     194,717,637
------------ ---------------
  1,065,969     371,057,909
  1,626,307     516,501,076
  1,297,121              --
 (1,251,084)   (277,154,223)
------------ ---------------
  1,672,344     239,346,853
------------ ---------------
  2,738,313     610,404,762
  5,448,878   1,268,595,450
------------ ---------------
$ 8,187,191  $1,879,000,212
============ ===============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                                NEW ENGLAND ZENITH FUND
                   -----------------------------------------------------------------------------------------------------------
                      CAPITAL        BOND          MONEY         STOCK                     MIDCAP                     SMALL
                      GROWTH        INCOME        MARKET         INDEX        MANAGED       VALUE     GROWTH AND       CAP
                       SUB-          SUB-          SUB-           SUB-         SUB-         SUB-      INCOME SUB-     SUB-
                      ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
FROM OPERATING
 ACTIVITIES
 Net investment
  income (loss)..  $ 180,058,824  $ 3,166,035  $   1,611,817  $    748,956  $ 4,796,341  $ 2,573,687  $ 3,738,289  $ 6,004,065
 Net realized and
  unrealized gain
  (loss) on
  investments....    (44,943,213)     867,028             --    12,291,211    3,551,887    2,228,224    3,769,295    2,383,449
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....    135,115,611    4,033,063      1,611,817    13,040,167    8,348,228    4,801,911    7,507,584    8,387,514
FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......    115,563,292    9,916,442    112,790,933    11,030,326    6,066,893    8,052,822    6,483,236   12,931,007
 Net transfers
  (to) from other
  sub-
  accounts.......     19,184,703    2,250,884   (100,492,346)   13,670,086    2,168,458      728,467    6,112,407   13,551,252
 Net transfers to
  New England
  Life Insurance
  Company........   (103,221,618)  (7,435,545)   (10,617,259)  (11,516,905)  (6,628,199)  (5,007,957)  (5,507,253)  (8,882,069)
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase in
  net assets
  resulting from
  policy related
  transactions...     31,526,377    4,731,781      1,681,328    13,183,507    1,607,152    3,773,332    7,088,390   17,600,190
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase in
  net assets.....    166,641,988    8,764,844      3,293,145    26,223,674    9,955,380    8,575,243   14,595,974   25,987,704
NET ASSETS, AT
 BEGINNING OF THE
 YEAR............    524,999,620   32,750,856     29,812,279    31,327,162   28,585,004   22,491,360   17,171,696   21,522,731
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS, AT
 END OF THE YEAR.  $ 691,641,608  $41,515,700  $  33,105,424  $ 57,550,836  $38,540,384  $31,066,603  $31,767,670  $47,510,435
                   =============  ===========  =============  ============  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

                                                                                         VARIABLE INSURANCE
                                                                                           PRODUCTS FUND
------------------------------------------------------------------------------- --------------------------------------
                                      INTERNATIONAL
   U.S.                    EQUITY        MAGNUM       VENTURE         BOND        EQUITY-                     HIGH
GOVERNMENT   BALANCED      GROWTH        EQUITY        VALUE      OPPORTUNITIES    INCOME      OVERSEAS      INCOME
   SUB-        SUB-         SUB-          SUB-          SUB-          SUB-          SUB-         SUB-         SUB-
 ACCOUNT      ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT
----------  -----------  -----------  ------------- ------------  ------------- ------------  -----------  -----------
 $  6,799   $   387,489  $ 4,455,451   $   157,687  $  1,546,340    $ 34,514    $  8,196,735  $ 4,986,458  $   351,793
   (1,096)      461,218    3,382,680      (282,894)    8,340,478        (902)     16,415,663    1,702,988      614,154
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
    5,703       848,707    7,838,131      (125,207)    9,886,818      33,612      24,612,398    6,689,446      965,947
       --     2,146,406   14,606,449     3,056,999    13,157,429          --      23,866,781   17,551,475    2,042,291
  118,925     2,461,028    6,194,266     1,537,466    22,596,463     563,357       5,377,892    1,724,137    1,829,771
   (9,482)   (1,814,302)  (8,772,068)   (1,574,196)  (10,885,947)    (36,000)    (18,885,322)  (9,549,079)  (1,756,377)
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
  109,443     2,793,132   12,028,647     3,020,269    24,867,945     527,357      10,359,351    9,726,533    2,115,685
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
  115,146     3,641,839   19,866,778     2,895,062    34,754,763     560,969      34,971,749   16,415,979    3,081,632
   46,037     3,233,409   22,070,282     4,237,975    16,661,970      26,768      72,359,572   51,409,341    4,098,641
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
 $161,183   $ 6,875,248  $41,937,060   $ 7,133,037  $ 51,416,733    $587,737    $107,331,321  $67,825,320  $ 7,180,273
 ========   ===========  ===========   ===========  ============    ========    ============  ===========  ===========
 VARIABLE
INSURANCE
 PRODUCTS
 FUND II
-------------------------------------------------------------------------------
  ASSET
 MANAGER
   SUB-
 ACCOUNT        TOTAL
----------- ---------------
$  495,266  $  223,316,546
   428,818      11,208,988
----------- ---------------
   924,084     234,525,534
 1,403,144     360,665,925
   422,784              --
  (881,229)   (212,980,807)
----------- ---------------
   944,699     147,685,118
----------- ---------------
 1,868,783     382,210,652
 3,580,095     886,384,798
----------- ---------------
$5,448,878  $1,268,595,450
=========== ===============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS. New England Variable Life Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on January 31, 1983 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SUB-ACCOUNTS. The Account has twenty investment sub-accounts each of which invest in the shares of one portfolio of the New England Zenith Fund ("Zenith Fund"), the Variable Insurance Products Fund or the Variable Insurance Products Fund II. The portfolios of the Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II are diversified, open-end management investment companies. The Account purchases or redeems shares of the twenty Eligible Funds based on the amount of net premiums invested in the Account, transfers among the sub-accounts, policy loans, surrender payments, and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. MORTALITY AND EXPENSE RISK CHARGES. NELICO charges the Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Currently, the charges are made daily at an annual rate of .35% of the Account assets attributable to fixed premium ("Zenith Life") variable policies, .45% of the Account assets attributable to single premium ("Zenith Life One") variable life policies, .60% of the Account assets attributable to variable ordinary ("Zenith Life Plus" , "Zenith Life Plus II" and "Zenith Variable Whole Life") life policies and limited payment ("Zenith Life Executive 65") variable life policies, .90% and .75% of the Account assets attributable to variable survivorship ("Zenith Survivorship Life") life policies, and .75% and .60% of the Account assets attributable to flexible premium ("Zenith Flexible Life") variable life policies. For the modified single premium ("American Gateway") and flexible premium ("Zenith Executive Advantage Plus") variable life policies mortality and expense risk charges are not charged daily against the sub-account assets but are deducted from the policy cash values monthly at an annual rate of .90% and a maximum annual rate of .75%, respectively

4. NET PREMIUM TRANSFERS AND DEDUCTIONS FROM CASH VALUE. Certain deductions are made from each premium payment paid to NELICO to arrive at a net premium that is transferred to the Account. Certain deductions are made from cash value in the sub-accounts. These deductions, depending on the policy, could include sales load, administrative charges, premium tax charges, risk charges, cost of insurance charges, and charges for rider benefits and special risk charges.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

5. FEDERAL INCOME TAXES. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

6. INVESTMENT ADVISERS. The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. New England Investment Management, Inc. (formerly, TNE Advisers, Inc.), which is an indirect subsidiary of NELICO, Capital Growth Management Limited Partnership ("CGM"), and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.

         SERIES                           ADVISER                             SUB-ADVISER
         ------           --------------------------------------- ------------------------------------
Capital Growth..........  CGM*                                                     --
Back Bay Advisors Money
 Market.................  New England Investment Management, Inc. Back Bay Advisors, L.P. *
Back Bay Advisors Bond
 Income.................  New England Investment Management, Inc. Back Bay Advisors, L.P. *
Back Bay Advisors
 Managed................  New England Investment Management, Inc. Back Bay Advisors, L.P. *
Westpeak Stock Index....  New England Investment Management, Inc. Westpeak Investment Advisors, L.P. *
Westpeak Growth and
 Income.................  New England Investment Management, Inc. Westpeak Investment Advisors, L.P. *
Goldman Sachs Midcap
 Value..................  New England Investment Management, Inc. Goldman Sachs Asset Management
Loomis Sayles Small Cap.  New England Investment Management, Inc. Loomis, Sayles & Company, L.P. *
Loomis Sayles Balanced..  New England Investment Management, Inc. Loomis, Sayles & Company, L.P. *
Morgan Stanley
 International Magnum     New England Investment Management, Inc. Morgan Stanley Dean Witter
 Equity.................                                          Investment Management Inc.
Davis Venture Value.....  New England Investment Management, Inc. Davis Selected Advisers, L.P.
Alger Equity Growth.....  New England Investment Management, Inc. Fred Alger Management, Inc.
Salomon Brothers U.S.     New England Investment Management, Inc. Salomon Brothers Asset
 Government.............                                          Management Inc
Salomon Brothers
 Strategic Bond
 Opportunities..........  New England Investment Management, Inc. Salomon Brothers Asset
                                                                  Management Inc
MFS Investors...........  New England Investment Management, Inc. Massachusetts Financial
                                                                  Services Company
MFS Research Managers...  New England Investment Management, Inc. Massachusetts Financial
                                                                  Services Company

*An affiliate of NELICO

Effective May 1, 1997 the Draycott International Equity Series was renamed the Morgan Stanley International Magnum Equity Series and Morgan Stanley Dean Witter Investment Management Inc. became the sub-adviser of the Series, succeeding Draycott Partners, Ltd.

Effective May 1, 1998 Goldman Sachs Asset Management ("Goldman Sachs") became the sub-adviser of the Loomis Sayles Avanti Growth Series, succeeding Loomis Sayles & Company, L.P., and the name of the Series was changed to the "Goldman Sachs Midcap Value Series". Goldman Sachs is a separate operating division of Goldman, Sachs & Co., a privately-owned global financial services company.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

7. INVESTMENT PURCHASES AND SALES. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 1999:

                                                        PURCHASES      SALES
                                                       ------------ ------------
   Capital Growth Series.............................  $242,198,370 $241,707,039
   Back Bay Advisors Money Market Series.............   327,644,952  277,923,925
   Back Bay Advisors Bond Income Series..............    36,178,905   24,991,981
   Back Bay Advisors Managed Series..................    24,394,855   18,680,924
   Westpeak Stock Index Series.......................    81,767,015   38,818,677
   Westpeak Growth and Income Series.................    43,834,304   22,733,178
   Goldman Sachs Midcap Value Series.................    14,632,125   14,003,124
   Loomis Sayles Small Cap Series....................    32,520,472   28,114,874
   Loomis Sayles Balanced Series.....................    11,121,785    7,665,490
   Morgan Stanley International Magnum Equity Series.     8,500,269    5,336,590
   Davis Venture Value Series........................    74,752,030   39,161,371
   Alger Equity Growth Series........................   112,530,144   37,977,904
   Salomon Bothers U.S. Government Series............       728,153      711,346
   Salomon Bothers Strategic Bond Opportunities
    Series...........................................       504,155      619,331
   MFS Investors Series *............................       853,017       92,276
   MFS Research Managers Series *....................       869,163       29,781
   VIP Equity-Income Portfolio.......................    48,322,887   44,032,962
   VIP Overseas Portfolio............................    36,474,794   30,947,930
   VIP High Income Portfolio.........................    10,500,033    7,853,618
   VIP II Asset Manager Portfolio....................     6,412,123    3,587,782

*For the period April 30, 1999 (Commencement of Operations) to December 31,
1999.

8. NET INVESTMENT RETURNS. The following table shows the net investment return of the Sub-Account for each type of variable life insurance policy investing in the Account. The net investment return reflects the appropriate mortality and expense risk charge against sub-account assets, where applicable, for each type of variable life insurance policy shown (in the case of American Gateway Series, and Zenith Executive Advantage Plus, the mortality and expense risk charge is deducted monthly from the cash values rather than daily from sub-account assets and, therefore, does not impact sub-account net investment returns). These figures do not reflect charges deducted from premiums and the cash values of the policies. Such charges will affect the actual cash values and benefits of the policies. Certain amounts have been restated to conform with the current calculation of net investment return to provide greater comparability with industry convention.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

FIXED PREMIUM ("ZENITH LIFE") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (3.82)%   53.45%   (6.38)%   14.57%   (7.39)%   37.55%   20.65%   23.05 %   33.63 %   15.30 %
Bond Income.............   7.71 %   17.55%    7.80 %   12.22%   (3.70)%   20.78%    4.24%   10.50 %    8.66 %   (0.81)%
Money Market............   7.81 %    5.84%    3.43 %    2.61%    3.61 %    5.33%    4.76%    4.97 %    4.90 %    4.60 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.48)%   29.98%    6.92 %    9.34%    0.76 %   36.44%   22.04%   32.03 %   27.49 %   19.96 %
Managed.................   2.85 %   19.75%    6.33 %   10.26%   (1.46)%   30.81%   14.62%   26.12 %   19.24 %    9.59 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.47%   (0.62)%   29.90%   17.20%   16.91 %   (5.79)%    0.00 %
Growth and Income..................................    13.97%   (1.55)%   35.99%   17.68%   33.01 %   24.02 %    8.97 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity-Income......................................     9.29%    6.69 %   34.62%   13.88%   27.66 %   11.24 %    5.96 %
Overseas...........................................    14.57%    1.37 %    9.30%   12.82%   11.17 %   12.36 %   42.13 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.45)%   28.40%   30.22%   24.42 %   (2.04)%   31.29 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................    (0.58)%   20.18%   13.63%   17.26 %   (4.66)%    7.78 %
Asset Manager...............................................    (4.41)%   16.55%   14.20%   20.23 %   14.65 %   10.70 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     24.84%   12.78%   25.19 %   47.27 %   33.66 %
Balanced.............................................................     13.75%   16.50%   15.77 %    8.73 %   (5.39)%
International Magnum Equity..........................................      3.85%    6.30%   (1.64)%    6.90 %   24.18 %
Venture Value........................................................     21.64%   25.40%   33.03 %   14.02 %   17.11 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.61 %
Research Managers........................................................................................       19.52 %

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

SINGLE PREMIUM ("ZENITH LIFE ONE") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (3.91)%   53.29%   (6.47)%   14.46%   (7.38)%   37.41%   20.53%   22.92 %   33.49 %   15.18 %
Bond Income.............   7.60 %   17.43%    7.69 %   12.10%   (3.80)%   20.66%    4.14%   10.39 %    8.55 %   (0.91)%
Money Market............   7.71 %    5.74%    3.33 %    2.51%    3.35 %    5.23%    4.65%    4.87 %    4.79 %    4.49 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.58)%   29.85%    6.81 %    9.23%    0.66 %   36.30%   21.91%   31.90 %   27.36 %   19.84 %
Managed.................   2.75 %   19.63%    6.22 %   10.15%   (1.56)%   30.67%   14.51%   25.99 %   19.12 %    9.48 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.39%   (0.72)%   29.77%   17.08%   16.80 %   (5.88)%   (0.10)%
Growth and Income..................................    13.90%   (1.65)%   38.85%   17.56%   32.87 %   23.89 %    8.86 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity Income......................................     9.22%    6.59 %   34.49%   13.77%   27.53 %   11.13 %    5.85 %
Overseas...........................................    14.49%    1.27 %    9.19%   12.70%   11.05 %   12.24 %   41.99 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.52)%   28.27%   30.09%   24.29 %   (2.14)%   31.16 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................    (0.61)%   20.06%   13.52%   17.14 %   (4.76)%    7.67 %
Asset Manager...............................................    (4.45)%   16.43%   14.09%   20.11 %   14.53 %   10.59 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     24.76%   12.66%   25.06 %   47.12 %   33.53 %
Balanced.............................................................     13.67%   16.39%   15.66 %    8.62 %   (5.49)%
International Magnum Equity..........................................      3.79%    6.19%   (1.74)%    6.79 %   24.05 %
Venture Value........................................................     21.56%   25.27%   32.90 %   13.90 %   16.99 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.54 %
Research Managers........................................................................................       19.44 %

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

VARIABLE ORDINARY ("ZENITH LIFE PLUS", "ZENITH LIFE PLUS II" AND "ZENITH VARIABLE WHOLE LIFE") AND LIMITED PAYMENT ("ZENITH LIFE EXECUTIVE 65") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (4.06)%   53.06%   (6.61)%   14.28%   (7.62)%   37.21%   20.34%   22.74 %   33.29 %   15.01 %
Bond Income.............   7.44 %   17.25%    7.53 %   11.94%   (3.94)%   20.47%    3.98%   10.23 %    8.39 %   (1.06)%
Money Market............   7.54 %    5.58%    3.18 %    2.36%    3.35 %    5.07%    4.50%    4.71 %    4.63 %    4.34 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.72)%   29.65%    6.65 %    9.07%    0.51 %   36.10%   21.73%   31.70 %   27.17 %   19.66 %
Managed.................   2.59 %   19.45%    6.06 %    9.99%   (1.70)%   30.48%   14.34%   25.81 %   18.94 %    9.31 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.28%   (0.87)%   29.57%   16.90%   16.62 %   (6.03)%   (0.25)%
Growth and Income..................................    13.78%   (1.80)%   35.65%   17.38%   32.67 %   23.71 %    8.70 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity-Income......................................     9.11%    6.43 %   34.29%   13.59%   27.34 %   10.96 %    5.69 %
Overseas...........................................    14.38%    1.12 %    9.02%   12.53%   10.89 %   12.08 %   41.77 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.61)%   28.08%   29.90%   24.11 %   (2.28)%   30.96 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................    (0.66)%   19.88%   13.35%   16.96 %   (4.90)%    7.51 %
Asset Manager...............................................    (4.49)%   16.26%   13.91%   19.93 %   14.36 %   10.43 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     24.64%   12.49%   24.88 %   46.90 %   33.33 %
Balanced.............................................................     13.56%   16.21%   15.48 %    8.46 %   (5.63)%
International Magnum Equity..........................................      3.68%    6.03%   (1.89)%    6.63 %   23.87 %
Venture Value........................................................     21.44%   25.08%   32.70 %   13.73 %   16.81 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.44 %
Research Managers........................................................................................       19.32 %

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

VARIABLE SURVIVORSHIP ("ZENITH SURVIVORSHIP LIFE") POLICIES

                                                NET INVESTMENT RETURN OF THE SUB-ACCOUNTS*
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (4.35)%   52.61%   (6.90)%   13.94%   (7.90)%   36.80%   19.98%   22.37%    32.89 %   14.67 %
Bond Income.............   7.11 %   16.90%    7.21 %   11.60%   (4.23)%   20.12%    3.67%    9.90%     8.07 %   (1.36)%
Money Market............   7.22 %    5.26%    2.87 %    2.05%    3.04 %    4.75%    4.18%    4.39%     4.32 %    4.03 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (5.01)%   29.27%    6.33 %    8.74%    0.21 %   35.69%   21.36%   31.31%    26.79 %   19.30 %
Managed.................   2.28 %   19.10%    5.74 %    9.69%   (2.00)%   30.09%   13.99%   25.43%    18.58 %    8.98 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.05%   (1.16)%   29.19%   16.55%   16.27%    (6.31)%   (0.55)%
Growth and Income..................................    13.55%   (2.09)%   35.25%   17.03%   32.28%    23.34 %    8.37 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity-Income......................................     8.89%    6.11 %   33.89%   13.25%   26.96%    10.63 %    5.38 %
Overseas...........................................    14.15%    0.82 %    8.70%   12.19%   10.56%    11.74 %   41.35 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.80)%   27.69%   29.50%   23.73%    (2.58)%   30.57 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................    (0.76)%   19.53%   13.00%   16.61%    (5.19)%    7.19 %
Asset Manager...............................................    (4.59)%   15.91%   13.57%   19.57%    14.02 %   10.10 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     24.39%   12.15%   24.50 %   46.46 %   32.93 %
Balanced.............................................................     13.33%   15.86%   15.14 %    8.13 %   (5.91)%
International Magnum Equity..........................................      3.48%    5.71%   (2.18)%    6.31 %   23.50 %
Venture Value........................................................     21.20%   24.71%   32.30 %   13.39 %   16.47 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.23 %
Research Managers........................................................................................       19.08 %

* Based on a mortality and expense risk charge at an annual rate of .90%. Certain Zenith Survivorship Life Policies currently have a mortality and expense risk charge at an annual rate of .75%.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

FLEXIBLE PREMIUM ("ZENITH FLEXIBLE LIFE") POLICIES


                                                NET INVESTMENT RETURN OF THE SUB-ACCOUNTS*
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (5.73)%   52.83%   (6.75)%   14.11%   (7.76)%   37.00%   20.16%   22.56 %   33.09 %   14.84 %
Bond Income.............   7.28 %   17.08%    7.37 %   11.77%   (4.08)%   20.29%    3.82%   10.06 %    8.23 %   (1.21)%
Money Market............   7.38 %    5.42%    3.02 %    2.20%    3.20 %    4.91%    4.34%    4.55 %    4.48 %    4.18 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.86)%   29.46%    6.49 %    8.90%    0.36 %   35.90%   21.55%   31.51 %   26.98 %   19.48 %
Managed.................   2.44 %   19.28%    5.90 %    9.82%   (1.85)%   30.28%   14.16%   25.62 %   18.76 %    9.15 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.16%   (1.01)%   29.38%   16.72%   16.45 %   (6.17)%   (0.40)%
Growth and Income..................................    13.67%   (1.94)%   35.45%   17.21%   32.47 %   23.52 %    8.53 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity-Income......................................     9.00%    6.27 %   34.09%   13.42%   27.15 %   10.79 %    5.54 %
Overseas...........................................    14.26%    0.97 %    8.86%   12.36%   10.72 %   11.91 %   41.56 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.71)%   27.88%   29.70%   23.92 %   (2.43)%   30.77 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................    (0.71)%   19.71%   13.17%   16.79 %   (5.04)%    7.35 %
Asset Manager...............................................    (4.54)%   16.08%   13.74%   19.75 %   14.19 %   10.26 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     24.51%   12.32%   24.69 %   46.68 %   33.13 %
Balanced.............................................................     13.44%   16.03%   15.31 %    8.29 %   (5.77)%
International Magnum Equity..........................................      3.58%    5.87%   (2.04)%    6.47 %   23.68 %
Venture Value........................................................     21.32%   24.89%   32.50 %   13.56 %   16.64 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.34 %
Research Managers........................................................................................       19.20 %

* Based on a mortality and expense risk charge at an annual rate of .75%. Certain Zenith Flexible Life Policies currently have a mortality and expense risk charge at an annual rate of .60%.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

FLEXIBLE PREMIUM ("ZENITH EXECUTIVE ADVANTAGE PLUS") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (3.48)%   53.98%   (6.05)%   14.97%   (7.07)%   38.03%   21.07%   23.48 %   34.09 %   15.70 %
Bond Income.............   8.09 %   17.96%    8.18 %   12.61%   (3.36)%   21.20%    4.61%   10.89 %    9.04 %   (0.47)%
Money Market............   8.19 %    6.21%    3.80 %    2.97%    3.97 %    5.70%    5.13%    5.34 %    5.26 %    4.97 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.14)%   30.43%    7.30 %    9.72%    1.12 %   36.92%   22.47%   32.50 %   27.93 %   20.38 %
Managed.................   3.21 %   20.17%    6.70 %   10.65%   (1.11)%   31.26%   15.03%   26.56 %   19.65 %    9.97 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.74%   (0.27)%   30.35%   17.61%   17.32 %   (5.46)%    0.35 %
Growth and Income..................................    14.24%   (1.21)%   36.47%   18.10%   33.47 %   24.45 %    9.35 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity-Income......................................     9.55%    6.93 %   35.90%   13.75%   28.11 %   11.63 %    6.33 %
Overseas...........................................    14.84%    1.21 %   11.02%   12.43%   11.56 %   12.75 %   42.63 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.23)%   28.84%   30.68%   24.85 %   (1.69)%   31.75 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................     (.37)%   20.79%   13.75%   17.67 %   (4.33)%    8.15 %
Asset Manager...............................................    (4.65)%   17.68%   14.31%   20.65 %   15.05 %   11.09 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     25.13%   13.17%   25.63 %   47.78 %   34.13 %
Balanced.............................................................     14.01%   16.91%   16.18 %    9.11 %   (5.06)%
International Magnum Equity..........................................      4.01%    6.67%   (1.30)%    7.27 %   24.61 %
Venture Value........................................................     21.92%   25.84%   33.50 %   14.41 %   17.52 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.85 %
Research Managers........................................................................................       19.80 %

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

MODIFIED SINGLE PREMIUM ("AMERICAN GATEWAY") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ---------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-  1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- -------- -------- --------  -------- -------- --------  --------  --------
Bond Income.............   8.09 %   17.96%    8.18%   12.61%   (3.36)%   21.20%    4.61%   10.89 %    9.04 %   (0.47)%
Money Market............   8.19 %    6.21%    3.80%    2.97%    3.97 %    5.70%    5.13%    5.34 %    5.26 %    4.97 %
                         1/1/90-   1/1/91-  1/1/92-  1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- -------- -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.14)%   30.43%    7.30%    9.72%    1.12 %   36.92%   22.47%   32.50 %   27.93 %   20.38 %
Managed.................   3.21 %   20.17%    6.70%   10.65%   (1.11)%   31.26%   15.03%   26.56 %   19.65 %    9.97 %
                                                     4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                          12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                          -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................   14.74%   (0.27)%   30.35%   17.61%   17.32 %   (5.46)%    0.35 %
Growth and Income..................................   14.24%   (1.21)%   36.47%   18.10%   33.47 %   24.45 %    9.35 %
                                                              5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                   12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                   --------  -------- -------- --------  --------  --------
Small Cap...................................................   (3.23)%   28.84%   30.68%   24.85 %   (1.69)%   31.75 %
                                                                        5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                             12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                             -------- -------- --------  --------  --------
Equity Growth........................................................    25.13%   13.17%   25.63 %   47.78 %   34.13 %
Balanced.............................................................    14.01%   16.91%   16.18 %    9.11 %   (5.06)%
International Magnum Equity..........................................     4.01%    6.67%   (1.30)%    7.27 %   24.61 %
Venture Value........................................................    21.92%   25.84%   33.50 %   14.41 %   17.52 %
                                                                                 6/28/96- 1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                                      12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                                      -------- --------  --------  --------
U.S. Government...............................................................     4.55%    8.47 %    7.61 %    0.17 %
Strategic Bond Opportunities..................................................     8.46%   11.07 %    2.04 %    1.44 %
                                                                                                              4/30/99-
SUB-ACCOUNT                                                                                                   12/31/99
-----------                                                                                                   --------
Investors................................................................................................       2.85 %
Research Managers........................................................................................      19.80 %

The net investment return of a sub-account is calculated by taking the difference between the sub-account's ending value and the beginning value for the period and dividing it by the beginning value for the period.

NEW ENGLAND LIFE INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Policyholders of New England Life Insurance
Company:

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 1999 and 1998, and the related consolidated statements of income and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of New England Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 2000

NEW ENGLAND LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 1999 AND 1998 (IN THOUSANDS)

                                                            1999        1998
                                                         ----------  ----------
ASSETS
Investments:
 Fixed Maturities, Available for Sale, at Estimated Fair
  Value................................................. $  735,697  $  769,364
 Equity Securities, at Fair Value.......................     22,685      13,240
 Policy Loans...........................................    181,995     135,800
 Short-Term Investments.................................     62,619      52,285
 Other Invested Assets..................................     16,798      16,372
                                                         ----------  ----------
    Total Investments...................................  1,019,794     987,061
Cash and Cash Equivalents...............................     84,371      43,598
Deferred Policy Acquisition Costs.......................    930,703     710,961
Accrued Investment Income...............................     29,940      21,802
Premiums and Other Receivables..........................    119,750     145,117
Other Assets............................................    105,982     111,067
Separate Account Assets.................................  4,840,029   3,258,383
                                                         ----------  ----------
    TOTAL ASSETS........................................ $7,130,569  $5,277,989
                                                         ==========  ==========
LIABILITIES AND EQUITY
LIABILITIES
Future Policy Benefits.................................. $  614,927  $  561,746
Policyholder Account Balances...........................    325,385     210,242
Other Policyholder Funds................................    245,339     186,255
Policyholder Dividends Payable..........................        977         609
Short and Long-Term Debt................................     75,053      82,855
Income Taxes Payable:
 Current................................................        (77)     10,984
 Deferred...............................................     38,669      42,334
Due to Parent...........................................     72,247         789
Other Liabilities.......................................     64,717      78,721
Separate Account Liabilities............................  4,840,029   3,258,383
                                                         ----------  ----------
    TOTAL LIABILITIES...................................  6,277,266   4,432,918
                                                         ----------  ----------
Commitments and Contingencies (Notes 4, 8 and 9)

EQUITY
Common Stock, $125.00 par value; 50,000 shares
 authorized, 20,000 shares issued and outstanding.......      2,500       2,500
Preferred Stock, $0.00 par value; 1,000,000 shares
 authorized, 200,000 shares issued and outstanding......          0           0
Contributed Capital.....................................    647,273     647,273
Retained Earnings.......................................    214,528     177,859
Accumulated Other Comprehensive Income..................    (10,998)     17,439
                                                         ----------  ----------
    TOTAL EQUITY........................................    853,303     845,071
                                                         ----------  ----------
TOTAL LIABILITIES AND EQUITY............................ $7,130,569  $5,277,989
                                                         ==========  ==========

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                       1999      1998     1997
                                                     --------  -------- --------
REVENUES
Premiums...........................................  $123,638  $100,689 $ 63,616
Universal Life and Investment-Type Product Policy
 Fees..............................................   220,841   173,766  145,157
Net Investment Income..............................    68,498    49,077   61,059
Investment Gains (Losses), Net.....................     2,922     5,610      890
Commissions, Fees and Other Income.................   265,891   192,411   28,302
                                                     --------  -------- --------
  TOTAL REVENUES...................................   681,790   521,553  299,024
                                                     --------  -------- --------
BENEFITS AND OTHER DEDUCTIONS
Policyholder Benefits..............................   193,293   149,687  100,180
Interest Credited to Policyholder Account Balances.    10,721     7,735    6,220
Policyholder Dividends.............................    20,827    22,989   21,325
Other Operating Costs and Expenses.................   381,881   316,659  144,342
                                                     --------  -------- --------
  TOTAL BENEFITS AND OTHER DEDUCTIONS..............   606,722   497,070  272,067
                                                     --------  -------- --------
Income From Operations Before Income Taxes.........    75,068    24,483   26,957
Income Taxes.......................................    29,344    13,046    4,988
                                                     --------  -------- --------
NET INCOME.........................................  $ 45,724  $ 11,437 $ 21,969
                                                     --------  -------- --------
Other Comprehensive Income (Loss), Net of Tax:
 Unrealized Investment Gains (Losses) (Net of
  Related Offsets, Reclassification Adjustments and
  Income Taxes, of $45,376, $(299) and $(16,588),
  Respectively)....................................   (28,437)       92   13,620
                                                     --------  -------- --------
COMPREHENSIVE INCOME...............................  $ 17,287  $ 11,529 $ 35,589
                                                     ========  ======== ========

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)


                                    CAPITAL              ACCUMULATED
                                    STOCK &                 OTHER
                                  CONTRIBUTED RETAINED  COMPREHENSIVE
                                    CAPITAL   EARNINGS     INCOME      TOTAL
                                  ----------- --------  ------------- --------
BALANCES AT DECEMBER 31, 1996....  $402,242   $144,453    $  3,727    $550,422
Net Income.......................               21,969                  21,969
Change in Net Unrealized
 Investment Gains (Losses).......                           13,620      13,620
Contributed Capital..............    47,531                             47,531
                                   --------   --------    --------    --------
BALANCES AT DECEMBER 31, 1997....   449,773    166,422      17,347     633,542
Net Income.......................               11,437                  11,437
Change in Net Unrealized
 Investment Gains (Losses).......                               92          92
Contributed Capital..............   200,000                            200,000
                                   --------   --------    --------    --------
BALANCES AT DECEMBER 31, 1998....   649,773    177,859      17,439     845,071
Net Income.......................               45,724                  45,724
Preferred Stock Dividends........               (9,055)                 (9,055)
Change in Net Unrealized
 Investment Gains (Losses).......                          (28,437)    (28,437)
                                   --------   --------    --------    --------
BALANCES AT DECEMBER 31, 1999....  $649,773   $214,528    $(10,998)   $853,303
                                   ========   ========    ========    ========

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)


                                                  1999       1998       1997
                                                ---------  ---------  ---------
NET CASH USED IN OPERATING ACTIVITIES.......... $(159,314) $(311,296) $(121,838)
                                                ---------  ---------  ---------
Cash Flows from Investing Activities:
 Sales, Maturities and Repayments of:
  Available for Sale Fixed Maturities..........   114,478    164,566    145,197
  Equity Securities............................     2,491     39,333     32,806
  Other, Net...................................        (1)       721        128
 Purchases of:
  Available for Sale Fixed Maturities..........  (157,761)  (184,810)  (326,059)
  Equity Securities............................    (9,590)   (80,066)         0
  Real Estate..................................    (3,251)    (3,644)         0
  Fixed Asset Property and Equipment...........         0     (1,459)      (101)
  Other Assets.................................      (302)       (89)         0
 Net Change in Short-Term Investments..........   (10,334)   (24,341)   128,616
 Net Change in Policy Loans....................   (46,195)   (31,017)   (28,520)
 Other, Net....................................    23,443      1,631        177
                                                ---------  ---------  ---------
NET CASH USED IN INVESTING ACTIVITIES..........   (87,022)  (119,175)   (47,756)
                                                ---------  ---------  ---------
Cash Flows from Financing Activities:
 Capital Contributions.........................         0    200,000     46,681
 Dividends Paid................................    (9,055)         0          0
 Repayment of Debt.............................   (13,232)    (8,670)    (3,181)
 Policyholder Account Balances:
  Deposits.....................................   517,551    358,090    244,338
  Withdrawals..................................  (242,388)  (149,499)   (95,066)
 Financial Reinsurance Receivables.............    34,233          0      1,823
                                                ---------  ---------  ---------
NET CASH PROVIDED BY FINANCING ACTIVITIES......   287,109    399,921    194,595
                                                ---------  ---------  ---------
Change in Cash and Cash Equivalents............    40,773    (30,550)    25,001
Cash and Cash Equivalents, Beginning of Year...    43,598     74,148     49,147
                                                ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR......... $  84,371  $  43,598  $  74,148
                                                =========  =========  =========
Supplemental Cash Flow Information:
 Interest Paid................................. $      87  $   3,830  $   1,495
                                                =========  =========  =========
 Income Taxes Paid............................. $  30,045  $  14,118  $   5,470
                                                =========  =========  =========

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                1999       1998       1997
                                              ---------  ---------  ---------
NET INCOME................................... $  45,724  $  11,437  $  21,969
Adjustments to Reconcile Net Income to Net
 Cash Provided by (Used in) Operating
 Activities:
 Change in Deferred Policy Acquisition Costs,
  Net........................................  (186,467)  (145,787)  (140,578)
 Change in Accrued Investment Income.........    (8,138)    (3,090)    (4,999)
 Change in Premiums and Other Receivables....    25,367    (82,081)   (57,095)
 Gains from Sales of Investments, Net........    (2,922)    (5,610)      (890)
 Depreciation and Amortization Expenses......    11,350     13,137     10,085
 Interest Credited to Policyholder Account
  Balances...................................    10,721      7,735      6,220
 Universal Life and Investment-Type Product
  Policy Fee Income..........................  (220,841)  (173,766)  (145,157)
 Change in Future Policy Benefits............    53,181     61,317     35,540
 Change in Other Policyholder Funds..........    59,084     73,814      6,309
 Change in Policyholder Dividends Payable....       368        188      5,701
 Change in Income Taxes Payable..............   (26,871)     2,358      1,674
 Other, Net..................................    80,130    (70,948)   139,383
                                              ---------  ---------  ---------
NET CASH USED IN OPERATING ACTIVITIES........ $(159,314) $(311,296) $(121,838)
                                              =========  =========  =========

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company and its subsidiaries (the Company or NELICO) is a wholly-owned stock life insurance subsidiary of Metropolitan Life Insurance Company (MetLife). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, fixed annuity contracts, pension products, as well as, group life, medical, and disability coverage.

Prior to the merger of New England Mutual Life Insurance Company (NEMLICO) with MetLife on August 30, 1996, New England Life Insurance Company (NELICO), formerly known as New England Variable Life Insurance Company (NEVLICO) was a subsidiary of NEMLICO. As a result of the merger, NEMLICO ceased to exist as a separate mutual life insurance company, and NELICO became a subsidiary of MetLife. NELICO has continued after the merger to conduct its existing business as well as administer the business activities of the former parent NEMLICO. (Note 13)

Certain companies that were subsidiaries of NEMLICO became subsidiaries of NELICO as of the merger. The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: Exeter Reassurance Company, Ltd., New England Pension and Annuity Company, and Newbury Insurance Company, Limited, for insurance operations and New England Securities Corporation and New England Investment Management, Inc. for other operations. On February 28, 1997, NELICO created and became the sole owner of New England Life Holdings, Inc. which was established as a holding company for the non-insurance operations of the Company, principally, New England Securities and New England Investment Management, Inc. On April 30, 1998, the Company acquired all of the outstanding stock of NL Holding Corporation and its wholly owned subsidiaries, Nathan and Lewis Securities, Inc., and Nathan and Lewis Associates, Inc. Subsequent to the acquisition, NL Holding Corporation was transferred to New England Life Holdings, Inc. The principal business activities of the subsidiaries are disclosed below.

Exeter Reassurance Company, Ltd., (Exeter) was incorporated in Bermuda on November 15, 1994, and registered as an insurer under The Insurance Act 1978 (Bermuda). Exeter engages in financial reinsurance of life insurance and annuity policies.

New England Pension and Annuity Company (NEPA) was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury Insurance Company, Limited (Newbury) was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 1999, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

New England Securities Corporation (NES), a National Association of Securities Dealers (NASD) registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission (SEC) and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

New England Investment Management, Inc. (NEIM), which changed its name from TNE Advisers, Inc. in March 1999, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. NEIM was organized to serve as an investment adviser to certain series of the New England Zenith Fund.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


NL Holding Corporation and subsidiaries (NL Holding) engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a National Association of Securities Dealers (NASD) registered broker/dealer. N&L Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). The Commonwealth of Massachusetts Division of Insurance (the "Division") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Massachusetts Insurance Law. No consideration is given by the Division to financial statements prepared in accordance with GAAP in making such determination.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, investment allowances and the liability for future policyholder benefits. Actual results could differ from those estimates.

Effective July 1, 1997, management realigned its fixed maturity investment classifications and transferred all securities classified as held to maturity to available for sale. As a result, consolidated equity at July 1, 1997 increased by $798, excluding the effects of deferred income taxes, amounts attributable to participating pension contractholders and adjustments of deferred policy acquisition costs and future policy benefits.

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of New England Life Insurance and its subsidiaries, partnerships and joint ventures in which NELICO has a controlling interest. All material intercompany accounts and transactions have been eliminated.

The Company accounts for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but more than a minimal interest, under the equity method of accounting.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 1999 presentation.

INVESTMENTS

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

Policy loans are stated at unpaid principal balances, which approximates fair value.

Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight line method over the estimated useful lives of the assets which generally range from 4 to 15 years or the term of the lease, if shorter. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

Accumulated depreciation on property and equipment and amortization of leasehold improvements was $36,122, and $24,772 at December 31, 1999 and 1998, respectively. Related depreciation and amortization expense was $11,350, $13,137 and $10,085 for the years ended December 31, 1999, 1998 and 1997, respectively.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Actual gross profits can vary from management's estimates resulting in increases and decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is reestimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for nonmedical health policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

Information regarding deferred policy acquisition costs is as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     1999      1998      1997
                                                   --------  --------  --------
   Balance at January 1........................... $710,961  $565,769  $434,636
   Capitalized during the year....................  216,913   182,943   157,670
                                                   --------  --------  --------
     Total........................................  927,874   748,712   592,306
   Amortization allocated to:
    Net realized investment gains.................     (616)   (5,282)        0
    Unrealized investment gains (losses)..........   33,276      (595)   (9,446)
    Other Expenses................................  (29,831)  (31,874)  (17,091)
                                                   --------  --------  --------
     Total amortization...........................    2,829   (37,751)  (26,537)
   Balance at December 31......................... $930,703  $710,961  $565,769
                                                   ========  ========  ========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)

Amortization of deferred policy acquisition costs is allocated to (1) realized investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been realized and (3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Realized investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

ACQUISITIONS

The Company acquired certain assets and assumed certain liabilities of NL Holding Corporation effective April 30, 1998. The acquisition was accounted for under the purchase method of accounting and is included in the financial statements as of the effective date of the transaction. The cost of the acquisition was $35,082, which represents an initial cash settlement and payment of direct acquisition costs of $27,873, as well as, accrued contingent payment arrangements of $7,209 anticipated to be paid to the sellers over a three year period ending December 31, 2000. Goodwill of $23,498 was recorded, to be amortized on a straight-line basis over a ten year period.

The 1998 and 1997 pro forma, unaudited financial data shown as follows presents the effect of the acquisition as if it had occurred at the beginning of the respective reporting periods. The pro forma financial data does not necessarily reflect the results of operations that would have been obtained had the acquisition occurred on the assumed date, nor is the financial data necessarily indicative of the results of the combined entities that may be achieved for any future period.

                        Pro forma Impact of Acquisition

                                                       YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                           1998         1997
                                                       ------------ ------------
   Revenue............................................ $    557,229 $    381,691
                                                       ============ ============
   Net Income......................................... $     10,311 $     25,049
                                                       ============ ============

OTHER INTANGIBLE ASSETS

The excess of cost over the fair value of net assets acquired, which represents goodwill, and the value of business acquired are included in other assets. Goodwill is amortized on a straight-line basis over 10 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments would be recognized in operating results if a permanent diminution in value is deemed to have occurred.

        Excess of Purchase Price Over Fair Value of Net Assets Acquired

                                                     YEARS ENDED DECEMBER 31,
                                                    ------------------------------
                                                      1999       1998      1997
                                                    ---------  ---------  --------
   Net Balance, January 1.......................... $  21,931  $       0  $   0
    Acquisitions...................................         0     23,498      0
    Amortization...................................    (2,350)    (1,567)     0
                                                    ---------  ---------  -----
   Net Balance, December 31........................ $  19,581  $  21,931  $   0
                                                    =========  =========  =====
   December 31
    Accumulated Amortization....................... $  (3,917) $  (1,567) $   0
                                                    =========  =========  =====

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 4% to 4.5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 5.5% to 6%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rates used in establishing such liabilities range from 3% to 6.5%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 3.8% to 7.25%, less expense and mortality charges and withdrawals.

The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated life of the policies.

Premiums related to non-medical health contracts are recognized as income when due.

Premiums related to variable life and universal life contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality recognized ratably over the policy period, policy administration charges recognized as services are provided and surrender charges recognized as earned. Amounts that are charged to operations include interest credited to policyholders and benefit claims incurred in excess of related policyholder account balances.

Premiums related to investment-type contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for contract administration charges recognized ratably over the policy period. Amounts that are charged to operations include interest credited to policyholders.

DIVIDENDS TO POLICYHOLDERS

Dividends to policyholders are determined annually by the board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)

PARTICIPATING BUSINESS

Participating business represented approximately 3.49% and 3.52% of the Company's life insurance in force, and 8.30% and 7.96% of the number of life insurance policies in force at December 31, 1999 and 1998, respectively. Participating policies represented approximately 56.77%, 95.78% and 68.24% of gross life insurance premiums, for the years ended December 31, 1999, 1998 and 1997, respectively.

INCOME TAXES

NELICO and its eligible life insurance subsidiary, Exeter Reassurance Company, Ltd., file a consolidated federal income tax return. Separate income tax returns as required are filed for the other life insurance and non-life insurance direct subsidiaries. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

REINSURANCE

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

SEPARATE ACCOUNTS

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims only to the extent the value of such assets exceed the Separate Account liabilities. Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts, investment income, and realized and unrealized gains and losses on the investments of the Separate Account accrue directly to contractholders and, accordingly, are not reflected in the Company's financial statements. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues. See Note 14.

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

Effective January 1, 1999, the Company adopted Statement of Position ("SOP") 98-5, Reporting on the Costs of Start-Up Activities ("SOP 98-5"). SOP 98-5 broadly defines start-up activities. SOP 98-5 requires costs of start-up activities and organization costs to be expensed as incurred. Adoption of SOP 98-5 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 1999, the Company adopted SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use ("SOP 98-1"). SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 resulted in the capitalization of $6 million of software costs which would have otherwise been expensed in 1999.

Effective January 1, 1999, the Company adopted SOP 97-3, Accounting for Insurance and Other Enterprises for Insurance Related Assessments ("SOP 97-3"). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. Adoption of SOP 97-3 did not have a material effect on the Company's consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


In June 1999, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133 ("SFAS 137"). SFAS 137 defers the provisions of SFAS 133 until January 1, 2001. The provisions of SFAS 133 require, among other things, that all derivatives be recognized in the consolidated balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 are required to be reported in income. The Company is in the process of quantifying the impact of SFAS 133 on its consolidated financial statements.

In October 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that 1) transfer only significant timing risk, 2) transfer only significant underwriting risk, 3) transfer neither significant timing or underwriting risk and 4) have an indeterminate risk. The Company is required to adopt SOP 98-7 as of January 1, 2000. Adoption of SOP 98-7 is not expected to have a material effect on the Company's consolidated financial statements.

2. NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

The components of net investment income are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                  ----------------------------
                                                    1999      1998      1997
                                                  --------  --------  --------
   Fixed maturities.............................. $ 54,490  $ 53,467  $ 50,348
   Equity securities.............................   13,896    (9,118)    4,915
   Real estate...................................      831     4,149       815
   Policy loans..................................    9,157     6,855     5,081
   Cash, cash equivalents and short-term
    investments..................................    3,494       861     4,160
   Other investment income.......................   (7,529)       76       591
                                                  --------  --------  --------
   Gross investment income.......................   74,339    56,290    65,910
   Investment expenses...........................   (5,841)   (7,213)   (4,851)
                                                  --------  --------  --------
   Net Investment income......................... $ 68,498  $ 49,077  $ 61,059
                                                  ========  ========  ========

Realized investment gains (losses), net, including changes in valuation allowances, are summarized as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      1999     1998     1997
                                                     ----------------  --------
   Fixed maturities................................. $   850 $ 10,899  $  (774)
   Equity securities................................       0        0    1,040
   Other invested assets............................   2,688       (7)      (8)
                                                     ------- --------  -------
     Subtotal.......................................   3,538   10,892      258
   Less: Amounts allocable to amortization of
    deferred policy acquisition costs...............     616    5,282     (632)
                                                     ------- --------  -------
   Investment gains (losses), net................... $ 2,922 $  5,610  $   890
                                                     ======= ========  =======

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Realized investment gains have been reduced by (1) deferred policy acquisition amortization to the extent that such amortization results from realized investment gains and losses, (2) additions to future policy benefits resulting from the need to establish additional liabilities due to the recognition of investment gains, and (3) additions to participating contractholder accounts when amounts equal to such investment gains and losses are credited to the contractholders' accounts. This presentation may not be comparable to presentations made by other insurers.

The changes in unrealized investment gains (losses), net, included in accumulated other comprehensive income, are as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      1999     1998     1997
                                                    --------  -------  -------
   Balance at January 1...........................  $ 17,439  $17,347  $ 3,727
    Change in unrealized investment gains
     (losses).....................................   (73,813)     391   30,207
    Change in unrealized investment gains (losses)
     attributable to:
     Deferred policy acquisition costs............    33,276     (595)  (9,446)
     Deferred income tax (expense) benefit........    12,100      296   (7,141)
                                                    --------  -------  -------
   Balance at December 31.........................  $(10,998) $17,439  $17,347
                                                    ========  =======  =======

The components of unrealized investment gains (losses), net, included in accumulated other comprehensive income, are as follows:

                                                  YEARS ENDED DECEMBER 31,
                                                 ----------------------------
                                                   1999      1998      1997
                                                 --------  --------  --------
   Balance, end of year, comprised of:
    Unrealized investment gains (losses) on:
     Fixed maturities........................... $(35,205) $ 40,928  $ 41,706
     Equity securities..........................    3,511     1,191         0
     Other......................................        0         0        22
                                                 --------  --------  --------
                                                  (31,694)   42,119    41,728
   Amounts of unrealized investment gains
    (losses)
    Attributable to:
     Deferred policy acquisition costs..........   17,478   (15,798)  (15,202)
     Deferred income tax (expense) benefit......    3,218    (8,882)   (9,179)
                                                 --------  --------  --------
   Balance, end of year......................... $(10,998) $ 17,439  $ 17,347
                                                 ========  ========  ========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


3. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost, gross unrealized gain (loss) and estimated fair value of fixed maturities and equity securities, by category, are shown below.

AVAILABLE FOR SALE SECURITIES

                                                    GROSS UNREALIZED
                                          AMORTIZED ---------------- ESTIMATED
                                            COST     GAIN     LOSS   FAIR VALUE
                                          --------- ---------------- ----------
DECEMBER 31, 1999
Fixed Maturities:
 U. S. Treasury Securities and
  obligations of U. S. Government
  corporations and agencies.............. $ 33,909  $    20 $    439  $ 33,490
 Foreign governments.....................   20,748      201      581    20,368
 Corporate...............................  670,602    5,074   40,237   635,439
 Mortgage-backed securities..............   44,470      934      203    45,201
 Other...................................    1,199        0        0     1,199
                                          --------  ------- --------  --------
  Total Fixed Maturities................. $770,928  $ 6,229 $ 41,460  $735,697
                                          ========  ======= ========  ========
Equity Securities:
 Common stocks...........................   19,174    4,191      680    22,685
                                          --------  ------- --------  --------
  Total Equity Securities................ $ 19,174  $ 4,191 $    680  $ 22,685
                                          ========  ======= ========  ========

AVAILABLE FOR SALE SECURITIES

                                                    GROSS UNREALIZED
                                          AMORTIZED -----------------ESTIMATED
                                            COST      GAIN    LOSS   FAIR VALUE
                                          --------- -------- ------------------
DECEMBER 31, 1998
Fixed Maturities:
 U. S. Treasury Securities and
  obligations of U. S. government
  corporations and agencies.............. $ 27,260  $     91 $    47  $ 27,304
 Foreign governments.....................    1,679         0       0     1,679
 Corporate...............................  644,636    43,036   5,139   682,533
 Mortgage-backed securities..............   55,027     2,821       0    57,848
                                          --------  -------- -------  --------
  Total Fixed Maturities................. $728,602  $ 45,948 $ 5,186  $769,364
                                          ========  ======== =======  ========
Equity Securities:
 Common stocks...........................   12,075     1,645     480    13,240
                                          --------  -------- -------  --------
  Total Equity Securities................ $ 12,075  $  1,645 $   480  $ 13,240
                                          ========  ======== =======  ========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


The amortized cost and estimated fair value of fixed maturities classified as available for sale, by contractual maturity, at December 31, 1999 are shown below.

                                                            AMORTIZED ESTIMATED
                                                              COST    FAIR VALUE
                                                            --------- ----------
   Due in one year or less................................. $ 15,910   $ 15,857
   Due after one year through five years...................   92,303     90,635
   Due after five years through ten years..................  131,438    130,492
   Due after ten years.....................................  486,807    453,512
                                                            --------   --------
     Subtotal..............................................  726,458    690,496
   Mortgage-backed securities..............................   44,470     45,201
                                                            --------   --------
     Total................................................. $770,928   $735,697
                                                            ========   ========

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sales of fixed maturities and equity securities are as follows:

                                                        1999     1998     1997
                                                       ------- -------- --------
   Fixed Maturities
    Proceeds.......................................... $64,925 $120,416 $110,301
    Gross realized gains.............................. $ 1,897 $ 10,901 $  1,036
    Gross realized losses............................. $ 1,047 $      2 $  1,810
   Equity Securities
    Proceeds.......................................... $ 2,491 $ 39,333 $ 32,806
    Gross realized gains.............................. $     0 $      0 $  1,344
    Gross realized losses............................. $     0 $      0 $    304

Excluding investments in U.S. governments and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

ASSETS HELD IN TRUST FOR THE BENEFIT OF OTHER PARTIES

Exeter has deposited in a trust for the benefit of MetLife certain assets for the purpose of allowing MetLife to record a reserve credit as permitted by regulations of the State of New York. Under the terms of the Trust Agreement MetLife enjoys broad powers to withdraw funds from the trust for the payment of policyholder claims incurred by Exeter under its reinsurance treaty and to direct the investment of funds held in the trust. The Trust Agreement limits the types of investments that may be held in trust to cash and certificates of deposit, U.S. Government bonds and notes and publicly traded securities of U.S. companies having a National Association of Insurance Commissioners (NAIC) rating of 1. The bonds and short-term investments at fair market value held by the trust were $518,436 and $526,723, at December 31, 1999 and 1998, respectively.

STATUTORY DEPOSITS

The Company had assets on deposit with regulatory agencies of $6,245 and $6,245 at December 31, 1999 and 1998, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


4. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

The Company assumes and cedes reinsurance with other insurance companies. The company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The consolidated statements of income are presented net of reinsurance ceded.

Effective July 1, 1999, the Company reinsured the general account liability for certain group pension variable contracts assumed from Sun Life Assurance Company of Canada (U.S.). The initial liability assumed included in Policyholder Account Balances was $53,675 at July 1, 1999, and was $44,431 at December 31, 1999.

The effect of reinsurance on premiums earned is as follows:

                                                     1999      1998      1997
                                                   --------  --------  --------
   Direct premiums................................ $163,159  $110,768  $ 30,975
   Reinsurance assumed............................   57,479    58,329    62,315
   Reinsurance ceded..............................  (97,000)  (68,408)  (29,674)
                                                   --------  --------  --------
   Net premiums earned............................ $123,638  $100,689  $ 63,616
                                                   ========  ========  ========

Reinsurance recoverables, included in other receivables, were $83,091 and $103,677 at December 31, 1999 and 1998, respectively.

Reinsurance and ceded commissions payables, included in other liabilities, were $23,400 and $21,152 at December 31, 1999 and 1998, respectively.

The following provides an analysis of the activity in the liability for benefits relating to group accident and nonmedical health policies and contracts:

                                                     YEARS ENDED DECEMBER 31,
                                                     ------------------------
                                                       1999      1998     1997
                                                     --------  --------  --------
   Balance at January 1............................. $  1,953  $    809  $    0
    Less: Reinsurance recoverables..................    1,565       647       0
                                                     --------  --------  ------
   Net balance at January 1.........................      388       162       0
                                                     --------  --------  ------
   Incurred related to:
    Current year....................................      472       303     173
    Prior years.....................................      (33)      (57)    (11)
                                                     --------  --------  ------
                                                          439       246     162
                                                     --------  --------  ------
   Paid related to:
    Current year....................................       23         2       0
    Prior years.....................................       19        18       0
                                                     --------  --------  ------
                                                           42        20       0
                                                     --------  --------  ------
   Balance at December 31...........................      785       388     162
    Add: Reinsurance recoverables...................    3,147     1,565     647
                                                     --------  --------  ------
   Balance at December 31........................... $  3,932  $  1,953  $  809
                                                     ========  ========  ======

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


5. INCOME TAXES

The provision for income tax expense (benefit) in the consolidated statements of income is shown below:

                                                        CURRENT DEFERRED   TOTAL
                                                        ------- --------  -------
   1999
   Federal............................................. $20,910 $ 8,134   $29,044
   State and Local.....................................       0     300       300
                                                        ------- -------   -------
     Total............................................. $20,910 $ 8,434   $29,344
                                                        ======= =======   =======
   1998
   Federal............................................. $13,734 $  (788)  $12,946
   State and Local.....................................       0     100       100
                                                        ------- -------   -------
     Total............................................. $13,734 $  (688)  $13,046
                                                        ======= =======   =======
   1997
   Federal............................................. $ 8,473 $(3,772)  $ 4,701
   State and Local.....................................     316     (29)      287
                                                        ------- -------   -------
     Total............................................. $ 8,789 $(3,801)  $ 4,988
                                                        ======= =======   =======

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes are as follows:

                                                           YEARS ENDED
                                                           DECEMBER 31,
                                                     -------------------------
                                                      1999     1998     1997
                                                     -------  -------  -------
   Income before taxes.............................. $75,068  $24,483  $26,957
   Income tax rate..................................      35%      35%      35%
                                                     -------  -------  -------
   Expected income tax expense at federal statutory
    income tax rate.................................  26,274    8,569    9,435
   Tax effect of:
    Tax exempt investment income....................       0     (100)       0
    State and local income taxes....................     300      100   (1,013)
    Tax credits.....................................       0     (100)       0
    Prior year taxes................................     684        0        0
    Other, net......................................   2,086    4,577   (3,434)
                                                     -------  -------  -------
   Income Tax Expense............................... $29,344  $13,046  $ 4,988
                                                     =======  =======  =======

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                            1999       1998
                                                          ---------  ---------
   Deferred tax assets:
    Policyholder liabilities............................. $ 233,504  $ 177,017
    Unrealized investment losses, net....................     3,218          0
    Other, net...........................................    15,035     15,453
                                                          ---------  ---------
     Total gross assets..................................   251,757    192,470
                                                          ---------  ---------
   Deferred tax liabilities:
    Investments..........................................      (216)    (1,068)
    Deferred policy acquisition costs....................  (267,249)  (208,881)
    Unrealized investment gains, net.....................         0     (8,882)
    Other, net...........................................   (22,961)   (15,973)
                                                          ---------  ---------
     Total gross liabilities.............................  (290,426)  (234,804)
                                                          ---------  ---------
   Net deferred tax liability............................ $ (38,669) $ (42,334)
                                                          =========  =========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


6. EMPLOYEE BENEFIT PLANS

Prior to the merger, substantially all employees were employed by NEMLICO and were covered under the Home Office Retirement Plan and related Select Employees' Supplemental Retirement Plan (collectively referred to as the Plans). Subsequent to the merger substantially all of the employees became employees of the Company and continued to be covered by the Plans, which became the Plans of the Company. Under the Plans retirement benefits are based primarily on years of service and the employee's average salary. The Company's funding policy is to contribute annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes.

                                                    DECEMBER 31,
                                         --------------------------------------
                                         PENSION BENEFITS     OTHER BENEFITS
                                         ------------------  ------------------
                                           1999      1998      1999      1998
                                         --------  --------  --------  --------
CHANGE IN PROJECTED BENEFIT OBLIGATION
Projected benefit obligation at
 beginning of year.....................  $252,487  $210,590  $ 48,987  $ 46,591
Service cost...........................     8,172     6,927       973       942
Interest cost..........................    18,488    15,878     3,351     3,267
Actuarial gain.........................   (15,914)   14,831    (3,214)    1,256
Divestitures...........................         0         0         0         0
Curtailments...........................         0         0         0         0
Terminations...........................         0         0         0         0
Change in benefits.....................         0    11,935         0       (10)
Benefits paid..........................    (8,444)   (7,674)   (3,475)   (3,059)
                                         --------  --------  --------  --------
Projected benefit obligation at end of
 year..................................  $254,789  $252,487  $ 46,622  $ 48,987
                                         --------  --------  --------  --------
CHANGE IN PLAN ASSETS
Contract value of plan assets at
 beginning of year.....................  $184,803  $150,820  $      0  $      0
Actual return on plan assets...........    25,300    28,309         0         0
Employer contribution..................     7,620    12,997         0         0
Benefits paid..........................    (7,500)   (7,323)        0         0
                                         --------  --------  --------  --------
Contract value of plan assets at end of
 year..................................  $210,223  $184,803  $      0  $      0
                                         --------  --------  --------  --------
Over/(Under) funded....................  $(44,566) $(67,684) $(46,622) $(48,987)
Unrecognized net asset at transition...      (503)   (1,674)        0         0
Unrecognized net actuarial gains.......     7,681    34,350   (20,068)  (17,787)
Unrecognized prior service cost........    15,942    16,854        (8)       (9)
                                         --------  --------  --------  --------
Prepaid (accrued) benefit cost.........  $(21,446) $(18,154) $(66,698) $(66,783)
                                         ========  ========  ========  ========
Qualified plan prepaid (accrued)
 pension cost..........................  $ (2,675) $ (2,164) $      0  $      0
Non-qualified plan prepaid (accrued)
 pension cost..........................   (18,771)  (15,990)        0         0
                                         --------  --------  --------  --------
Prepaid (accrued) benefit cost.........  $(21,446) $(18,154) $      0  $      0
                                         ========  ========  ========  ========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                NON-QUALIFIED
                           QUALIFIED PLAN           PLAN                TOTAL
                          ------------------  ------------------  ------------------
                            1999      1998      1999      1998      1999      1998
                          --------  --------  --------  --------  --------  --------
Aggregate projected
 benefit obligation.....  $224,653  $226,717  $ 30,136  $ 25,770  $254,789  $252,487
Aggregate contract value
 of plan assets
 (principally Company
 contracts).............   210,223   184,803         0         0   210,223   184,803
                          --------  --------  --------  --------  --------  --------
Over/(Under) funded.....  $(14,430) $(41,914) $(30,136) $(25,770) $(44,566) $(67,684)
                          ========  ========  ========  ========  ========  ========

The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                          PENSION      OTHER
                                                         BENEFITS    BENEFITS
                                                         ----------  ----------
                                                         1999  1998  1999  1998
                                                         ----  ----  ----  ----
   Weighted average assumptions as of December 31,
   Discount rate........................................ 7.00% 7.25% 7.75% 7.00%
   Expected return on plan assets....................... 8.50% 8.50%   --    --
   Rate of compensation increase........................ 5.50% 4.50%   --    --

The assumed health care cost trend rate used in measuring the accumulated nonpension postretirement benefit obligation was generally 7.00% in 1999, gradually decreasing to 5.00% over five years and generally 7.40% in 1998, gradually decreasing to 5.00% over five years.

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                               ONE %    ONE %
                                                              INCREASE DECREASE
                                                              -------- --------
   Effect on total of service and interest cost components...    13%     (10%)
   Effect on accumulated postretirement benefit obligation...    11%     (10%)

The components of periodic benefit costs were as follows:

                                 PENSION BENEFITS            OTHER BENEFITS
                            ----------------------------  ---------------------
                              1999      1998      1997     1999    1998   1997
                            --------  --------  --------  ------  ------ ------
   Service cost............ $  8,172  $  6,927  $  5,310  $  973  $  942 $  885
   Interest cost...........   18,488    15,878    13,958   3,351   3,267  3,707
   Expected return on plan
    assets.................  (15,698)  (12,866)  (22,250)      0       0      0
   Net amortization and
    deferrals..............    1,322       669    11,092    (934)    167   (871)
                            --------  --------  --------  ------  ------ ------
   Net periodic benefit
    cost................... $ 12,284  $ 10,608  $  8,110  $3,390  $4,376 $3,721
                            ========  ========  ========  ======  ====== ======

SAVINGS AND INVESTMENT PLANS

The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $2,187, $2,252 and $1,588 for the years ended
December 31, 1999, 1998 and 1997, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


7. LEASES

In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenue. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sub-rental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                         GROSS
                                                      RENTAL SUB-RENTAL  RENTAL
                                                      INCOME   INCOME   EXPENSE
                                                      ------ ---------- --------
   2000..............................................  $31    $ 7,845   $ 14,738
   2001..............................................    0      7,854     14,042
   2002..............................................    0      7,864     13,413
   2003..............................................    0      8,026     13,822
   2004..............................................    0      8,206     12,836
   Thereafter........................................    0     26,319    117,722
                                                       ---    -------   --------
     Total...........................................  $31    $66,114   $186,573
                                                       ===    =======   ========

8. DEBT

In 1995, the Company borrowed $25,000 from a bank, bearing interest, payable monthly, at a variable rate equal to the greater of the bank's base rate or money market rates plus 0.6% per annum. The loan was collateralized by sales loads and surrender charges collected on a defined block of variable life insurance policies issued by the Company. Repayment was structured in a manner to result in repayment over a term of five years or less. The Company repaid the entire outstanding balance of the loan in January 1999. Repayments of principal and interest of $13,310, $8,612 and $3,155 were made during 1999, 1998 and 1997, respectively. The interest rate applied was 6.4%, 6.4% and 5.8% at January 31, 1999 and December 31, 1998 and 1997, respectively.

Exeter privately placed $75,118 aggregate principal amount, subordinated notes payable (the Notes), on December 30, 1994 which are due December 30, 2004, with no interest payments for the first five years and semiannual interest payments thereafter. The Notes have been discounted to yield 8.45% for the first five years and pay interest at 8.845% thereafter. The Notes are expressly subordinated in right of payment to the insurance liabilities of Exeter. The Notes are not subject to redemption by Exeter or through the operation of a sinking fund prior to maturity. Proceeds of the issuance of the Notes, net of discount, amounted to $50,000. The issue costs of the Notes of $130 were deducted from Notes, net of discount, to arrive at the subordinated notes payable of $49,870. The issue cost will be amortized over the life of the Notes. The Notes are held by MetLife, and the carrying value of the loan approximates its fair value of $75,053. No repayments were made during 1999, 1998 and 1997, respectively.

9. COMMITMENTS AND CONTINGENCIES

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of approximately, $197, $204, and $43 in 1999, 1998, and 1997, respectively, of which $197,
$203, and $33 were to be credited against premium taxes.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

10. OTHER EXPENSES

Other operating costs and expenses consisted of the following:

                                                  YEARS ENDED DECEMBER 31,
                                                -------------------------------
                                                  1999       1998       1997
                                                ---------  ---------  ---------
Compensation................................... $  96,887  $  86,822  $  58,754
Commissions....................................   205,463    166,218     77,351
Interest and debt expense......................     5,493      9,374      6,750
Amortization of policy acquisition costs.......    29,831     31,874     17,091
Capitalization of policy acquisition costs.....  (216,913)  (182,943)  (157,670)
Rent expense, net of sub-lease income..........     5,550      4,252      4,473
Insurance taxes, licenses, and fees............    21,253     21,802     15,002
Other..........................................   234,317    179,260    122,591
                                                ---------  ---------  ---------
  Total........................................ $ 381,881  $ 316,659  $ 144,342
                                                =========  =========  =========

11. FAIR VALUE INFORMATION

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Amounts related to the Company's financial instruments are as follows:

                                                             CARRYING ESTIMATED
                                                              VALUE   FAIR VALUE
                                                             -------- ----------
   DECEMBER 31, 1999:
   ASSETS
   Fixed maturities......................................... $735,697  $735,697
   Equity securities........................................   22,685    22,685
   Policy loans.............................................  181,995   181,995
   Short-term investments...................................   62,619    62,619
   Cash and cash equivalents................................   84,371    84,371
   LIABILITIES
   Policyholder account balances............................   84,037    82,765
   Other policyholder funds.................................      525       525
   Short and long-term debt.................................   75,053    75,053

                                                             CARRYING ESTIMATED
                                                              VALUE   FAIR VALUE
                                                             -------- ----------
   DECEMBER 31, 1998:
   ASSETS
   Fixed maturities......................................... $769,364  $769,364
   Equity securities........................................   13,240    13,240
   Policy loans.............................................  135,800   135,800
   Short-term investments...................................   52,285    52,285
   Cash and cash equivalents................................   43,598    43,598
   LIABILITIES
   Policyholder account balances............................   23,365    22,524
   Other policyholder funds.................................      646       646
   Short and long-term debt.................................   82,855    82,855

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

The fair value of fixed maturities and equity securities that are publicly traded are based upon quotations obtained from an independent market pricing service or published by applicable stock exchanges. For securities for which the market values were not readily available, fair values were estimated by management, based primarily on interest rates, maturity, credit quality and average life.

POLICY LOANS

Policy loans are stated at unpaid principal balances, which approximates fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


POLICYHOLDER ACCOUNT BALANCES

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Other policyholder funds include liabilities without defined durations such as policy proceeds and dividends left with the Company. The estimated fair value of such liabilities, which generally are of short duration or have periodic adjustments of interest rates, approximates their carrying value.

SHORT-TERM AND LONG-TERM DEBT

Short-term and long-term debt are stated at unpaid principal balances, which approximates fair value.

12. STATUTORY FINANCIAL INFORMATION

The reconciliation of statutory surplus and statutory net income, determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities with such amounts determined in conformity with generally accepted accounting principles were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                               -------------------------------
                                                 1999       1998       1997
                                               ---------  ---------  ---------
   Statutory surplus.......................... $ 399,864  $ 456,525  $ 307,290
   Adjustments to GAAP for:
     Future policy benefits and policyholders
      account balances........................  (435,980)  (336,821)  (279,510)
     Deferred policy acquisition costs........   930,703    710,961    565,769
     Deferred federal income taxes............   (38,669)   (42,334)   (42,066)
     Valuation of investments.................   (46,890)    53,514     56,873
     Statutory asset valuation reserves.......    13,514     10,636      8,388
     Statutory interest maintenance reserve...       462        816        571
     Surplus notes............................   (75,053)   (69,560)   (64,016)
     Receivables from reinsurance
      transactions............................     5,049     26,004     27,519
     Other, net...............................   100,303     35,330     52,724
                                               ---------  ---------  ---------
   GAAP equity................................ $ 853,303  $ 845,071  $ 633,542
                                               =========  =========  =========

                                                 YEARS ENDED DECEMBER 31,
                                               -------------------------------
                                                 1999       1998       1997
                                               ---------  ---------  ---------
   Statutory net income (loss)................ $ (40,928) $ (28,043) $ (37,358)
   Adjustments to GAAP for:
     Future policy benefits and policyholders
      account balances........................  (295,868)  (196,754)  (311,588)
     Deferred policy acquisition costs........   186,497    135,788    139,947
     Deferred federal income taxes............      (580)       688      3,801
     Valuation of investments.................    13,681    (13,490)         0
     Statutory interest maintenance reserve...      (354)       245        342
     Other, net...............................   183,276    113,003    226,825
                                               ---------  ---------  ---------
   GAAP net income............................ $  45,724  $  11,437  $  21,969
                                               =========  =========  =========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


13. RELATED PARTY TRANSACTIONS

MetLife and the Company have entered into an Administrative Services Agreement to provide all administrative, accounting, legal and similar services to MetLife for certain administered contracts, which are life insurance and annuity contracts issued by NEMLICO prior to the merger, and those policies and contracts defined in the Administrative Services Agreement as Transition Policies which were sold by the Company's field force post-merger.

The Company charged MetLife $160,792, $193,641 and $186,757 including accruals for administrative services on NEMLICO administered contracts for 1999, 1998, and 1997, respectively. In addition, $9,442, $14,123 and $600 for 1999, 1998 and 1997, respectively, was paid or payable by MetLife to the Company for varied and miscellaneous other services. These services were charged based upon direct costs incurred. Service fees are recorded by NELICO as a reduction in operating expenses.

On December 30, 1998 the Company sold to MetLife Credit Corporation shares of preferred stock for $200,000. In 1997, MetLife made a capital contribution to the Company of $50,000 in cash.

During 1999, the Company paid $9,055 of preferred stock dividends to MetLife Credit Corporation.

On April 30, 1998 the Company acquired all the outstanding stock of N.L. Holding Corporation and its subsidiaries, and concurrently contributed such stock to the Company's downstream holding company, New England Life Holding Inc. In conjunction with the acquisition, the Company entered into employment agreements with key individuals of N.L. Holding Corporation. The Company paid $2,730 and $6,166 in 1999 and 1998, respectively under these agreements.

The Company entered into a lease agreement with MetLife on August 30, 1996 for the home-office building that it occupies on 501 Boylston Street in Boston, Massachusetts. The Company paid lease payments to MetLife of $4,219, $2,340 and $2,340 in 1999, 1998 and 1997, respectively.

Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1999 were $12,736 and $751, respectively. Included in accrued income at December 31, 1999, were amounts receivable for sales-based commissions from NEF and SSR totaling $312 and $4, respectively. In 1999, NES earned asset-based income of $11,184 and $183 on average assets of approximately $4,500,000 and $101,000 under management with NEF and SSR, respectively. Included in accrued income at December 31, 1999 were amounts receivable for asset-based commissions from NEF and SSR totaling $307 and $0, respectively.

Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1998 were $15,204 and $1,159, respectively. Included in accrued income at December 31, 1998, were amounts receivable for sales-based commissions from NEF and SSR totaling $385 and $14, respectively. In 1998, NES earned asset-based income of $9,193 and $139 on average assets of approximately $4,300,000 and $77,000 under management with NEF and SSR, respectively. Included in accrued income at December 31, 1998 were amounts receivable for asset-based commissions from NEF and SSR totaling $593 and $13, respectively.

Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1997 were $16,799 and $1,127, respectively. Included in accrued income at December 31, 1997, were amounts receivable for sales-based commissions from NEF and SSR totaling $233 and $13, respectively. In 1997, NES earned asset-based income of $8,777 and $61 on average assets of approximately $3,900,000 and $33,000 under management with NEF and SSR, respectively.

Exeter has a privately-placed subordinated notes payable to MetLife for $75,053 and $69,560 at December 31, 1999 and 1998, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

14. SEPARATE ACCOUNTS

Separate accounts reflect non-guaranteed separate accounts totaling $4,840,029 and $3,258,383 at December 31, 1999 and 1998, respectively, wherein the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees totaling $36,934, $30,714 and $12,642 in 1999, 1998 and 1997,
respectively.

15. YEAR 2000

The Year 2000 issue was the result of the widespread use of computer programs written using two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe capacity necessary to accommodate a four-digit field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major system failures or miscalculations. The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has implemented a plan to resolve the issue. There can be no assurances that the Year 2000 plan of the Company or that of its vendors or third parties have resolved all Year 2000 issues. Further, there can be no assurance that there will not be any future system failure or that such failure, if any, will not have a material impact on the operations of the Company.

16. BUSINESS SEGMENT INFORMATION

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments: Individual Life, Individual Annuity, Group Pension, Group Accident and Health, and Corporate. These segments are managed separately because they either provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells a variety of fixed annuity and variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Accident and Health provides group life, medical, and disability contracts to corporations and small businesses. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 1999, 1998 and 1997. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Allocation of net investment income and investment gains (losses), net were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

                                                 DECEMBER 31, 1999
                          -------------------------------------------------------------------
                                                             GROUP     CORPORATE
                          INDIVIDUAL  INDIVIDUAL   GROUP     LIFE,        AND
                             LIFE      ANNUITY    PENSION     A&H     SUBSIDIARIES   TOTAL
                          ----------  ----------  --------  --------  ------------ ----------
REVENUES
Premiums................  $   63,358  $        0  $     15  $ 28,652    $ 31,613   $  123,638
Universal Life and
 Investment-Type Product
 Policy Fees............     199,701      16,771     4,369         0           0      220,841
Net Investment Income...     (31,181)       (108)      (13)      167      99,633       68,498
Investment Gains
 (Losses), Net..........         402           1         0        (1)      2,520        2,922
Commissions, Fees and
 Other Revenues.........      25,376       6,708     3,005    34,610     196,192      265,891
                          ----------  ----------  --------  --------    --------   ----------
  Total Revenues........     257,656      23,372     7,376    63,428     329,958      681,790

BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits...     124,727       4,624       113    23,814      40,015      193,293
Interest Credited to
 Policyholder Account
 Balances...............       8,811       1,623     1,220        30        (963)      10,721
Policyholder Dividends..       1,739           0         0       (32)     19,120       20,827
Other Operating Costs
 and Expenses...........     128,466      21,826     6,196    36,326     189,067      381,881
                          ----------  ----------  --------  --------    --------   ----------
  Total Benefits and
   Other Deductions.....     263,743      28,073     7,529    60,138     247,239      606,722
Income from Operations
 Before Income Taxes....      (6,087)     (4,701)     (153)    3,290      82,719       75,068
Income Taxes............       1,357      (1,563)      (26)    1,244      28,332       29,344
                          ----------  ----------  --------  --------    --------   ----------
Net Income..............  $   (7,444) $   (3,138) $   (127) $  2,046    $ 54,387   $   45,724
                          ==========  ==========  ========  ========    ========   ==========
Assets
Deferred Policy
 Acquisition Costs......  $  771,879  $   63,123  $ 10,499  $  8,539    $ 76,663   $  930,703
Separate Account Assets.   2,704,767   1,398,993   517,920   218,349           0    4,840,029
Liabilities
Policyholder
 Liabilities............     535,662      43,674    45,407    43,936     517,949    1,186,628
Separate Account
 Liabilities............   2,704,767   1,398,993   517,920   218,349           0    4,840,029

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


                                                 DECEMBER 31, 1998
                          ------------------------------------------------------------------
                                                                      CORPORATE
                          INDIVIDUAL  INDIVIDUAL  GROUP     GROUP        AND
                             LIFE      ANNUITY   PENSION   LIFE A&H  SUBSIDIARIES   TOTAL
                          ----------  ---------- --------  --------  ------------ ----------
REVENUES
Premiums................  $   48,733   $     31  $    417  $ 21,394    $ 30,114   $  100,689
Universal Life and
 Investment-Type Product
 Policy Fees............     161,936      9,332     2,788      (290)          0      173,766
Net Investment Income...     (22,496)    (1,752)     (405)      651      73,079       49,077
Investment Gains
 (Losses), Net..........        (182)        (7)       (4)       17       5,786        5,610
Commissions, Fees and
 Other Revenues.........       9,408      6,042     1,118    20,430     155,413      192,411
                          ----------   --------  --------  --------    --------   ----------
  Total Revenues........     197,399     13,646     3,914    42,202     264,392      521,553

BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits...      84,709      3,943       874    13,561      46,600      149,687
Interest Credited to
 Policyholder Account
 Balances...............       6,337      1,264        83         0          51        7,735
Policyholder Dividends..       1,135          4         0         3      21,847       22,989
Other Operating Costs
 and Expenses...........     103,284     14,324     3,617    15,731     179,703      316,659
                          ----------   --------  --------  --------    --------   ----------
  Total Benefits and
   Other Deductions.....     195,465     19,535     4,574    29,295     248,201      497,070
Income from Operations
 Before Income Taxes....       1,934     (5,889)     (660)   12,907      16,191       24,483
Income Taxes............       9,968       (402)     (423)    3,986         (83)      13,046
                          ----------   --------  --------  --------    --------   ----------
Net Income..............  $   (8,034)  $ (5,487) $   (237) $  8,921    $ 16,274   $   11,437
                          ==========   ========  ========  ========    ========   ==========
Assets
Deferred Policy
 Acquisition Costs......  $  616,959   $ 42,524  $  2,359  $  2,511    $ 46,608   $  710,961
Separate Account Assets.   2,073,552    835,648   235,467   113,716           0    3,258,383
Liabilities
Policyholder
 Liabilities............     380,586     38,912       768    19,233     519,353      958,852
Separate Account
 Liabilities............   2,073,552    835,648   235,467   113,716           0    3,258,383

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


                                                 DECEMBER 31, 1997
                          -----------------------------------------------------------------
                                                                     CORPORATE
                          INDIVIDUAL INDIVIDUAL  GROUP     GROUP        AND
                             LIFE     ANNUITY   PENSION   LIFE A&H  SUBSIDIARIES   TOTAL
                          ---------- ---------- --------  --------  ------------ ----------
REVENUES
Premiums................  $   27,200  $     31  $      0  $ 3,743     $ 32,642   $   63,616
Universal Life and
 Investment-Type Product
 Policy Fees............     139,235     4,732       486      704            0      145,157
Net Investment Income...      31,905      (270)      (20)    (118)      29,562       61,059
Investment Gains
 (Losses), Net..........         523         0         0        0          367          890
Commissions, Fees and
 Other Revenues.........       9,542     3,253       266    4,383       10,858       28,302
                          ----------  --------  --------  -------     --------   ----------
  Total Revenues........     208,405     7,746       732    8,712       73,429      299,024

BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits...      71,010     3,431         0    3,827       21,912      100,180
Interest Credited to
 Policyholder Account
 Balances...............       5,371       664       149        0           36        6,220
Policyholder Dividends..         507         1         0        0       20,817       21,325
Other Operating Costs
 and Expenses...........      98,664    10,777     2,092    6,745       26,064      144,342
                          ----------  --------  --------  -------     --------   ----------
  Total Benefits and
   Other Deductions.....     175,552    14,873     2,241   10,572       68,829      272,067
Income from Operations
 Before Income Taxes....      32,853    (7,127)   (1,509)  (1,860)       4,600       26,957
Income Taxes............       2,701    (1,203)     (504)    (447)       4,441        4,988
                          ----------  --------  --------  -------     --------   ----------
Net Income..............  $   30,152  $ (5,924) $ (1,005) $(1,413)    $    159   $   21,969
                          ==========  ========  ========  =======     ========   ==========
Assets
Deferred Policy
 Acquisition Costs......  $  498,208  $ 24,226  $  1,347  $   877     $ 41,111   $  565,769
Separate Account Assets.   1,426,347   450,441   111,437        0            0    1,988,225
Liabilities
Policyholder
 Liabilities............     258,880    20,476       197    6,398      463,269      749,220
Separate Account
 Liabilities............   1,426,347   450,441   111,437        0            0    1,988,225

Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.

                       NEW ENGLAND LIFE INSURANCE COMPANY
                              501 BOYLSTON STREET
                                BOSTON, MA 02116

                                    RECEIPT

This is to acknowledge receipt of a Zenith Life Plus Prospectus dated May 1, 2000. This Variable Life Policy is offered by New England Life Insurance Company.

-------------------------------------     -------------------------------------
               (Date)                             (Client's Signature)

                             NEW ENGLAND LIFE

                            INSURANCE COMPANY

                             Zenith Life Plus

                Variable Ordinary Life Insurance Policies

                     Supplement Dated May 1, 2000 to

                     Prospectus Dated April 30, 1999

  This supplement updates certain information contained in the prospectus dated April 30, 1999. You should read and retain this supplement. A complete prospectus dated May 1, 2000 is available free of charge upon written request to New England Life Insurance Company ("NELICO").

  NELICO is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. NELICO's Home Office is 501 Boylston Street, Boston, Massachusetts 02116.

  NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE POLICIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION. THE ADDRESS OF THE SITE IS
HTTP://WWW.SEC.GOV.

  THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

  WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL
PERFORM.

                          POLICY VALUES AND BENEFITS

Age 100

  The Policies endow at age 100 of the insured for the greater of the current cash value and the Policy face amount (each reduced by any outstanding loans plus interest). You can elect to continue the Policy beyond age 100 of the insured instead of taking payment at age 100. Sixty days before the anniversary when the insured is age 100 we will send you an election form. If you elect to continue the Policy, the cash value will remain in the sub-accounts and/or Fixed Account that you have chosen. We will not deduct Policy charges or accept premium payments after age 100. You can continue to make loans, surrenders and account transfers. The death benefit after age 100 equals the greater of (1) the Policy's face amount at age 100 (as reduced by any later surrenders), and (2) the cash value on the date of death. The proceeds we pay will be reduced by any outstanding loan plus interest.

                             CHARGES AND EXPENSES

  The amount of a charge may not necessarily correspond to the costs of the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge and Deferred Sales Charge may not fully cover all of our sales and distribution expenses, and we may use proceeds from other charges, including the mortality and expense risk charge, to help cover those expenses. We can profit from certain charges.

Charges Against the Eligible Funds and the Sub-Accounts of the Variable
Account

  Eligible Fund Expenses. Charges for investment advisory fees and other expenses are deducted from the assets of the Eligible Funds.

  The following table shows the annual operating expenses for each New England Zenith Fund series, based on actual expenses for 1999, after any applicable expense cap or expense deferral arrangement.

Annual Operating Expenses
 (as a percentage of average net assets after any expense cap)

                                    Back       Back
                                    Bay         Bay        Back            Westpeak   Loomis
                                  Advisors   Advisors      Bay    Westpeak  Growth    Sayles
                          Capital   Bond       Money     Advisors  Stock      and     Small
                          Growth   Income     Market     Managed   Index    Income     Cap
                          Series   Series     Series      Series   Series   Series   Series*
                          ------- -------- ------------- -------- -------- --------- --------
Management Fee..........   .62%     .40%        .35%       .50%     .25%     .68%      .90%
Other Expenses..........   .04%     .08%        .05%       .08%     .10%     .06%      .10%
                           ----     ----       -----       ----     ----     ----     -----
 Total Series Operating
  Expenses..............   .66%     .48%        .40%       .58%     .35%     .74%     1.00%

Annual Operating Expenses
 (as a percentage of average net assets after expense deferral)

                                              Morgan
                          Harris              Stanley
                          Oakmark          International  Davis    Alger               MFS
                          Mid Cap             Magnum     Venture   Equity     MFS    Research
                           Value  Balanced    Equity      Value    Growth  Investors Managers
                          Series   Series     Series      Series   Series   Series*  Series*
                          ------- -------- ------------- -------- -------- --------- --------
Management Fee..........   .75%     .70%        .90%       .75%     .75%     .75%      .75%
Other Expenses..........   .13%     .07%        .40%       .06%     .05%     .15%      .15%
                           ----     ----       -----       ----     ----     ----     -----
 Total Series Operating
  Expenses..............   .88%     .77%       1.30%       .81%     .80%     .90%      .90%

--------
* Without the applicable expense cap or expense deferral arrangement (described below), Total Series Operating Expenses for the year ended December 31, 1999 would have been: MFS Investors Series, 2.03%; and MFS Research Managers Series, 2.03%, both on an annualized basis since the Series' start date of April 30, 1999. In 1999 the management fee for the Loomis Sayles Small Cap Series was 1.00%, and Total Series Operating Expenses were capped at 1.00%. Without the expense cap, Total Series Operating Expenses would have been 1.10%.

  Our affiliate, New England Investment Management, Inc., advises the series of the Zenith Fund except for the Capital Growth Series. New England Investment Management voluntarily limits the expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain series with either an expense cap or expense deferral arrangement. Under the expense cap, New England Investment Management bears expenses of the Loomis Sayles Small Cap Series that exceed 1.00% of average daily net assets. Under the expense deferral agreement, New England Investment Management bears expenses of the Harris Oakmark Mid Cap Value, Morgan Stanley International Magnum Equity, MFS Investors, and MFS Research Managers Series that exceed .90% of average daily net assets (1.30% for the Morgan Stanley International Magnum Equity Series) in the year the series incurs them and charges those expenses to the series in a future year if actual expenses of the series are below the limit. New England Investment Management may end these expense limits at any time.

  MetLife is the investment advisor for the Portfolios of the Metropolitan Series Fund, Inc. The Portfolios pay investment management fees to MetLife and also bear other expenses. The chart below shows the total operating expenses of the Portfolios based on the year ended December 31, 1999 and current expense subsidies (in the case of the Putnam Large Cap Growth Portfolio, anticipated expenses for 2000) as a percentage of Portfolio net assets.

                                                                     TOTAL
  PORTFOLIO                      MANAGEMENT FEES OTHER EXPENSES ANNUAL EXPENSES
  ---------                      --------------- -------------- ---------------
  Putnam Large Cap Growth.......       .80%           .20%           1.00%*
  Janus Mid Cap.................       .67%           .04%            .71%
  Russell 2000(R) Index.........       .25%           .30%            .55%*

--------

* MetLife voluntarily pays expenses (other than the management fee, brokerage commissions, taxes, interest and other loan costs, and any unusual one-time expenses) of the Putnam Large Cap Growth Portfolio that exceed .20% of net assets until the earlier of (i) July 1, 2002 and (ii) the date when the Portfolio's net assets reach $100 million. Without this subsidy, the anticipated total annual expenses of the Putnam Large Cap Growth Portfolio would be 1.39%. MetLife also paid such expenses that exceeded .20% of net assets for the Russell 2000 Index Portfolio until December 3, 1999. Without this subsidy the total annual expenses of the Russell 2000 Index Portfolio for 1999 would have been .89%. Beginning February 22, 2000, MetLife is paying such expenses that exceed .30% of the Russell 2000 Index Portfolio's net assets until the earlier of (i) April 30, 2001 and (ii) the date when the Portfolio's assets reach $200 million. Total Annual Expenses for the Russell 2000 Index Portfolio are shown as if this subsidy was in effect for the entire current year. MetLife can terminate these arrangements at any time upon notice to the Board of Directors and to Fund shareholders.

  The investment adviser for VIP and VIP II is Fidelity Management & Research Company ("FMR"). The Portfolios of VIP and VIP II pay investment management fees to FMR and also bear certain other expenses. For the year ended December 31, 1999, the total operating expenses of the Portfolios, as a percentage of Portfolio average net assets, were:

                                                                      TOTAL
  PORTFOLIO               MANAGEMENT FEES     OTHER EXPENSES     ANNUAL EXPENSES
  ---------               ---------------     --------------     ---------------
  VIP Equity-Income             .48%               .09%                .57%*
  VIP Overseas                  .73%               .18%                .91%*
  VIP High Income               .58%               .11%                .69%
  VIP II Asset Manager          .53%               .10%                .63%*

--------
* Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. If we included these reductions, total annual expenses would have been .56% for VIP Equity-Income Portfolio, .87% for VIP Overseas Portfolio and .62% for VIP II Asset Manager Portfolio.

  An investment adviser or affiliates thereof may compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Policies and certain other variable insurance products that we and our affiliates issue. Some advisers and/or affiliates may pay us more than others. New England Securities may also receive brokerage commissions on securities transactions initiated by an investment adviser.

                          OTHER POLICY FEATURES

ACCELERATION OF DEATH BENEFIT RIDER

  This feature is not currently offered and is deleted from the prospectus.

TRANSFER OPTION

  After the "free look" period, you may transfer your Policy's cash value between sub-accounts. We reserve the right to limit sub-account transfers to four per Policy year. We currently allow 12 sub-account transfers per Policy year. We treat all sub-account transfer requests made at the same time as a single request. The transfer is effective as of the date when we receive the transfer request. (See "Receipt of Communications and Payments at NELICO's Home Office." For special rules regarding transfers involving the Fixed Account, see "The Fixed Account".) You may distribute your Policy's cash value among no more than ten accounts (including the Fixed Account) at any one time.

  We did not design the Policy's transfer privilege to give you a way to speculate on short-term market movements. To prevent excessive transfers that could disrupt the management of the Eligible Funds and increase transaction costs, we may adopt procedures to limit excessive transfer activity. For example, we may impose conditions and limits on, or refuse to accept, transfer requests that we receive from third parties. Third parties include investment advisors or registered representatives acting under power(s) of attorney from one or more Policy owners. In addition, the Metropolitan Series Fund, Inc. may restrict or refuse purchases or redemptions of shares in its Portfolios as a result of certain market timing activities. You should read the prospectuses of these Eligible Funds for more details.

  You may request a sub-account transfer or reallocation of future premiums by written request (which may be telecopied) to us or by telephoning us. To request a transfer or reallocation by telephone, you should contact your registered representative or contact us at 1-800-200-2214. We use reasonable procedures to confirm that instructions communicated by telephone are genuine. Any telephone instructions that we reasonably believe to be genuine are your responsibility, including losses arising from any errors in the communication of instructions.

DOLLAR COST AVERAGING

  We plan to offer an automated transfer privilege called dollar cost averaging. The same dollar amount is transferred to selected Sub-Accounts (and/or the Fixed Account) periodically. Over time, more purchases of Eligible Fund shares are made when the value of those shares is low, and fewer shares are purchased when the value is high. As a result, a lower than average cost of purchases may be achieved over the long term. This plan of investing allows you to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.

  Under this feature, you may request that a certain amount of your cash value be transferred on any selected business day of each period (or if not a day when the New York Stock Exchange is open, the next such day), from any one Sub-Account to one or more of the other Sub-Accounts (and/or the Fixed Account). We limit your allocation of cash value to no more than 10 accounts (including the Fixed Account) at any one time. You must transfer a minimum of $100 to each account that you select under this feature. Transfers made under the dollar cost averaging program count against the 12 transfers allowed in a Policy year. You can select a dollar cost averaging program when you apply for the Policy or at a later date by contacting our Home Office. You can cancel your use of the dollar cost averaging program at any time before a transfer date. Transfers will continue until you notify us to stop or there no longer is sufficient cash value in the Sub-Account from which you are transferring. There is no extra charge for this feature.

  Ask your registered representative about the availability of this feature.

PAYMENT OF PROCEEDS

  The third paragraph of this section is revised as follows:

  The beneficiary can elect our Access Plus program for payment of death proceeds at any time before we pay them. We establish an Access Plus account at a banking institution at the time for payment. The Access Plus account gives convenient access to proceeds, which are maintained in our general account or that of an affiliate, through checkbook privileges with the bank.

                             THE VARIABLE ACCOUNT

INVESTMENTS OF THE VARIABLE ACCOUNT

  Sub-Accounts of the Variable Account that are available in this Policy invest in the following Eligible Funds:

  The Zenith Back Bay Advisors Money Market Series. Its investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Series.

  The Zenith Back Bay Advisors Bond Income Series. Its investment objective is a high level of current income consistent with protection of capital.

  The Zenith Capital Growth Series. Its investment objective is the long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

  The Zenith Westpeak Stock Index Series. Its investment objective is investment results that correspond to the composite price and yield performance of the S&P 500 Index.

  The Zenith Back Bay Advisors Managed Series. Its investment objective is a favorable total return through investment in a diversified portfolio.

  The Zenith Westpeak Growth and Income Series. Its investment objective is long-term total return through investment in equity securities.

  The Zenith Harris Oakmark Mid Cap Value Series (formerly, the Goldman Sachs Midcap Value Series). Its investment objective is long-term capital appreciation.

  The Zenith Loomis Sayles Small Cap Series. Its investment objective is long-term capital growth from investments in common stocks or their equivalents.

  The Zenith Balanced Series (formerly, the Loomis Sayles Balanced Series). Its investment objective is long-term total return from a combination of capital appreciation and current income.

  The Zenith Morgan Stanley International Magnum Equity Series. Its investment objective is long-term capital appreciation through investment primarily in international equity securities. In addition to the risks associated with equity securities generally, foreign securities present additional risks.

  The Zenith Davis Venture Value Series. Its investment objective is growth of capital.

  The Zenith Alger Equity Growth Series. Its investment objective is long-term capital appreciation.

  The Zenith MFS Investors Series. Its investment objective is reasonable current income and long-term growth of capital and income.

  The Zenith MFS Research Managers Series. Its investment objective is long-term growth of capital.

  The Metropolitan Putnam Large Cap Growth Portfolio.* Its investment objective is capital appreciation.

  The Metropolitan Janus Mid Cap Portfolio.* Its investment objective is long-term growth of capital.

  The Metropolitan Russell 2000 Index Portfolio.* Its investment objective is to equal the return of the Russell 2000 Index.

  The VIP Equity-Income Portfolio. It seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

  The VIP Overseas Portfolio. It seeks long-term growth of capital. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

  The VIP High Income Portfolio. It seeks a high level of current income while also considering growth of capital. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

  The VIP II Asset Manager Portfolio. It seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.
--------
* Availability of these Portfolios is subject to any necessary state insurance department approvals.

  WE INTEND TO SUBSTITUTE SHARES OF THE PUTNAM INTERNATIONAL STOCK PORTFOLIO OF THE METROPOLITAN SERIES FUND, INC. FOR SHARES OF THE MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES OF THE NEW ENGLAND ZENITH FUND ONCE WE RECEIVE NECESSARY REGULATORY APPROVAL (CURRENTLY ANTICIPATED DURING THE FOURTH QUARTER OF 2000).

  The New England Zenith Fund and the Metropolitan Series Fund, Inc. are open-end management investment companies, more commonly known as mutual funds. These funds are available as investment vehicles for separate investment accounts of MetLife, NELICO and other life insurance companies.

  VIP and VIP II are mutual funds that serve as the investment vehicles for variable life insurance and variable annuity separate accounts of various insurance companies.

  The Variable Account purchases and sells Eligible Fund shares at their net asset value (without a deduction for sales load) determined as of the close of regular trading on the New York Stock Exchange on each day when the exchange is open for trading.

  The Eligible Funds' investment objectives may not be met. More about the Eligible Funds, including their investments, expenses and risks, is in the attached Eligible Fund prospectuses and the Eligible Funds' Statements of Additional Information.

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund.

INVESTMENT MANAGEMENT

  The chart below shows the adviser and sub-adviser for each series of the Zenith Fund. New England Investment Management, which is an indirect, wholly-owned subsidiary of NELICO, CGM, and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

   SERIES                      ADVISER                             SUB-ADVISER
   ------                      -------                             -----------
Capital        Capital Growth Management
 Growth        Limited Partnership ("CGM")*
Back Bay
 Advisors
 Money Market  New England Investment Management, Inc. Back Bay Advisors, L.P.*
Back Bay
 Advisors
 Bond Income   New England Investment Management, Inc. Back Bay Advisors, L.P.*
Back Bay
 Advisors
 Managed       New England Investment Management, Inc. Back Bay Advisors, L.P.*
Westpeak
 Stock Index   New England Investment Management, Inc. Westpeak Investment Advisors, L.P.*
Westpeak       New England Investment Management, Inc. Westpeak Investment Advisors, L.P.*
 Growth and
 Income
Loomis Sayles
 Small Cap     New England Investment Management, Inc. Loomis, Sayles & Company, L.P.*
Balanced       New England Investment Management, Inc. Wellington Management Company, LLP
Morgan         New England Investment Management, Inc.
 Stanley
 International
 Magnum                                                Morgan Stanley Dean Witter
 Equity                                                 Investment Management, Inc.
Harris
 Oakmark Mid
 Cap Value     New England Investment Management, Inc. Harris Associates L.P.*
Davis Venture
 Value         New England Investment Management, Inc. Davis Selected Advisers, L.P.**
Alger Equity
 Growth        New England Investment Management, Inc. Fred Alger Management, Inc.
MFS Investors  New England Investment Management, Inc. Massachusetts Financial
                                                        Services Company
MFS Research   New England Investment Management, Inc. Massachusetts Financial
 Managers                                               Services Company

--------
 * An affiliate of NELICO
** Davis Selected may also delegate any of its responsibilities to Davis Se-lected Advisers-NY, Inc., a wholly-owned subsidiary of Davis Selected.

  In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Westpeak Stock Index Series, Westpeak Growth and Income Series, Harris Oakmark Mid Cap Value Series and Loomis Sayles Small Cap Series, New England Investment Management became the adviser on May 1, 1995. The Morgan Stanley International Magnum Equity Series' sub-adviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Dean Witter Investment Management (formerly Morgan Stanley Asset Management) became the sub-adviser. The Harris Oakmark Mid Cap Value Series' sub-adviser was Loomis, Sayles until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the sub-adviser. Harris Associates became the sub-adviser on May 1, 2000. The Balanced Series' sub-adviser was Loomis, Sayles until May 1, 2000, when Wellington Management Company became the sub-adviser. For more information about the Series' advisory agreements, see the Zenith Fund prospectus attached at the end of this prospectus and the Zenith Fund's Statement of Additional Information.

  MetLife is the investment adviser for the Metropolitan Series Fund Portfolios. Putnam Investment Management, Inc. is the sub-investment manager of the Putnam Large Cap Growth Portfolio. Janus Capital Corporation is the sub-investment manager of the Janus Mid Cap Portfolio. For more information regarding the investment adviser and sub-investment managers of the Metropolitan Series Fund Portfolios, see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

  Fidelity Management & Research Company ("FMR") is the investment adviser for VIP and VIP II. For more information regarding the VIP Equity-Income, VIP Overseas, VIP High Income, and VIP II Asset Manager Portfolios and FMR, see the VIP and VIP II prospectuses attached at the end of this prospectus and their Statement of Additional Information.

                              TAX CONSIDERATIONS

INTRODUCTION

  The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

  In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should satisfy the applicable requirements. There is less guidance, however, with respect to Policies issued on a substandard risk or automatic issue basis and Policies with term riders added and it is not clear whether such Policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

  In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of a Policy Owner to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policies do not give Policy Owners investment control over Variable Account assets, we reserve the right to modify the Policies as necessary to prevent a Policy Owner from being treated as the owner of the Variable Account assets supporting the Policy.

  In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Eligible Funds, will satisfy these diversification requirements.

  The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

  IN GENERAL. We believe that the death benefit under a Policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax advisor should be consulted on these consequences.

  Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

  MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts issued on or after June 21, 1988 are classified as "Modified Endowment Contracts," with less favorable income tax treatment than other life insurance contracts. In general a Policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

  If there is a reduction in the benefits under the Policy during the first seven Policy years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy years.

  To prevent your Policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments. This may be the case when the insured reaches very high ages, even if you have not made any unscheduled payments for the Policy. The point at which you may have to limit your scheduled premium payments will depend on the issue age, sex and underwriting class of the insured, investment experience and the amount of any unscheduled payments you have made. You may be able to limit payment of scheduled premiums by using the Special Premium Option, when it is available, or by allowing the Policy to lapse to paid-up insurance. (See "Special Premium Option" and "Default and Lapse Options".) A current or prospective Policy Owner should consult a tax advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

  Policies issued before June 21, 1988 are generally not classified as Modified Endowment Contracts unless they undergo certain Policy changes on or after June 21, 1988.

  DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

  (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

  (2) Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

  (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary or designated beneficiary.

  If a Policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

  DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

  Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions.

  Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

  INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate Premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

  POLICY LOANS. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

  MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by NELICO (or its affiliates) to the same Policy Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.

  OTHER POLICY OWNER TAX MATTERS. Federal and state estate, inheritance, transfer and other tax consequences depend on the individual circumstances of each Policy Owner or beneficiary.

  The tax consequences of continuing the Policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's 100th year.

  If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost (generally referred to as the "P.S. 58" cost) to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA. For a tax-qualified pension plan, the tax deferred accrual feature is provided by the plan. Therefore, there should be reasons other than tax deferral for acquiring a life insurance policy within a tax-qualified pension plan.

  Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

  Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

  We believe that Policies subject to Puerto Rican tax law will generally receive treatment similar, with certain modifications, to that described above. Among other differences, Policies governed by Puerto Rican tax law are not currently subject to the rules described above regarding Modified Endowment Contracts. You should consult your tax adviser with respect to Puerto Rican tax law governing the Policies.

  POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

NELICO'S INCOME TAXES

  Under current Federal income tax law no tax is imposed on NELICO as a result of the operations of the Variable Account. Thus, no charge is being made currently to the Variable Account for company Federal income taxes. We reserve the right to charge the Variable Account for any future Federal income taxes we may incur.

  Under current laws in several states we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and, accordingly, we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                                  MANAGEMENT

  The directors and executive officers of NELICO and their principal business experience during the past five years are:

                              DIRECTORS OF NELICO

  NAME AND PRINCIPAL                   PRINCIPAL BUSINESS EXPERIENCE
   BUSINESS ADDRESS                      DURING THE PAST FIVE YEARS
  ------------------                   -----------------------------
James M. Benson         Chairman, President and Chief Executive Officer of NELICO
                         since 1998 and President, Individual Business of
                         Metropolitan Life Insurance Company since 1999; formerly,
                         Director, President and Chief Operating Officer 1997-1998
                         of NELICO; President and Chief Executive Officer 1996-1997
                         of Equitable Life Assurance Society; President and Chief
                         Operating Officer 1996-1997 of Equitable Companies, Inc.;
                         President and Chief Operating Officer 1994-1996 of
                         Equitable Life Assurance Society.
Robert H. Benmosche     Director of NELICO since 1998 and Chairman, President and
 Metropolitan Life In-   Chief Executive Officer of Metropolitan Life Insurance
 surance Company         Company since 1998; formerly, Director, President and Chief
 One Madison Avenue      Operating Officer 1997-1998; Executive Vice President 1995-
 New York, NY 10010      1997 of Metropolitan Life; Executive Vice President 1989-
                         1995 of Paine Webber.
Susan C. Crampton       Director of NELICO since 1996 and serves as Principal of The
 6 Tarbox Road           Vermont Partnership, a business consulting firm located in
 Jericho, VT 05465       Jericho, Vermont since 1989; formerly, Director 1989-1996
                         of New England Mutual.
Edward A. Fox           Director of NELICO since 1996 and Chairman of the Board of
 RR Box 67-15            SLM Holdings since 1997; formerly, Director 1994-1996 of
 Harborside, ME 04642    New England Mutual.
George J. Goodman       Director of NELICO since 1996 and author, television
 Adam Smith's Global    journalist, and editor.
 Television 50th Floor,
 Craig Drill Capital
 General Motors
 Building
 767 Fifth Street
 New York, NY 10153
Dr. Evelyn E. Handler   Director of NELICO since 1996 and President of Merrimack
 Ten Sterling Place      Higher Education Associates, Inc. since 1998; formerly
 Bow, NH 03304           Director 1987-1996 of New England Mutual and Executive
                         Director and Chief Executive Officer 1994-1997 of the
                         California Academy of Sciences.
Philip K. Howard, Esq.  Director of NELICO since 1996 and Partner of the law firm of
 Covington & Burling     Covington & Burling in New York City.
 1330 Avenue of the
 Americas
 New York, NY 10019
Bernard A. Leventhal    Director of NELICO since 1996; formerly, Vice Chairman of
 Burlington Industries   the Board of Directors 1995-1998 of Burlington Industries,
 1345 Avenue of the      Inc.; Director and Executive Vice President 1993-1995 of
 Americas                Burlington Menswear Division.
 New York, NY 10105
Thomas J. May           Director of NELICO since 1996 and Chairman, President and
 Boston Edison Company   Chief Executive Officer of Boston Edison Company since
 800 Boylston Street     1994; formerly, Director 1994-1996 of New England Mutual.
 Boston, MA 02199
Stewart G. Nagler       Director of NELICO since 1996 and Vice Chairman and Chief
 Metropolitan Life       Financial Officer of Metropolitan Life since 1998;
 One Madison Avenue      formerly, Senior Executive Vice President and Chief
 New York, NY 10010      Financial Officer 1986-1998 of Metropolitan Life Insurance
                         Company.

  NAME AND PRINCIPAL                   PRINCIPAL BUSINESS EXPERIENCE
   BUSINESS ADDRESS                      DURING THE PAST FIVE YEARS
  ------------------                   -----------------------------
Catherine A. Rein       Director of NELICO since 1998 and President and Chief
 Metropolitan Property   Executive Officer of Metropolitan Property and Casualty
 and                     Insurance Company since 1999; formerly, Senior Executive
 Casualty Insurance      Vice President 1998-1999 and Executive Vice President 1989-
 Company                 1998 of Metropolitan Life Insurance Company.
 700 Quaker Lane
 Warwick, RI 02887
Rand N. Stowell         Director of NELICO since 1996 and President of United Timber
 P.O. Box 60             Corp. and President, Randwell Co. since 2000, of Weld,
 Weld, ME 04285          Maine; formerly, Director 1990-1996 of New England Mutual.

                          EXECUTIVE OFFICERS OF NELICO
                              OTHER THAN DIRECTORS

                                       PRINCIPAL BUSINESS EXPERIENCE
         NAME                            DURING THE PAST FIVE YEARS
         ----                          -----------------------------
James M. Benson         See Directors above.
David W. Allen          Senior Vice President of NELICO since 1996; formerly, Senior
                         Vice President 1994-1996 of New England Mutual.
A. Frank Beaz           Executive Vice President of NELICO since 1999; formerly,
                         Senior Vice President 1998-1999 of NELICO; Chief
                         Administrative Officer and Senior Vice President 1997-1998
                         of Equitable Distributors and Senior Vice President 1994-
                         1997 of The Equitable Life Insurance Companies.
Pauline V. Belisle      Senior Vice President of NELICO since 1996; formerly, Senior
                         Vice President 1994-1996 of New England Mutual.
Mary Ann Brown          President, New England Products and Services (a business
                         unit of NELICO) since 1998; formerly, Director, Worldwide
                         Life Insurance 1997-1998 of Swiss Reinsurance New Markets;
                         President & Chief Executive Officer 1996-1998 of Atlantic
                         International Reinsurance Company; Executive Vice President
                         1996-1997 of Swiss Re Atrium and Swiss Re Services and
                         Principal 1987-1996 of Tillinghast/Towers Perrin.
Anthony J. Candito      President, NEF Information Services (a business unit of
                         NELICO) and Chief Information Officer since 1998; formerly,
                         Senior Vice President 1996-1998 of NELICO; Senior Vice
                         President 1995-1996 and Vice President 1994-1995 of New
                         England Mutual.
Anne Marie Faria        Senior Vice President of NELICO since 1996; formerly, Vice
                         President 1990-1996 of New England Mutual.
Thom A. Faria           President, Career Agency System (a business unit of NELICO)
                         since 1996; formerly, Executive Vice President in 1996,
                         Senior Vice President 1993-1996 of New England Mutual.
Anne M. Goggin          Senior Vice President and Associate General Counsel of
                         NELICO since 1997; formerly, Vice President and Counsel of
                         NELICO in 1996, Vice President and Counsel 1994-1996 of New
                         England Mutual.
Daniel D. Jordan        Second Vice President, Counsel, Secretary and Clerk since
                         1996; formerly, Counsel and Assistant Secretary 1990-1996
                         of New England Mutual.
Alan C. Leland, Jr.     Senior Vice President of NELICO since 1996; formerly, Vice
                         President 1984-1996 of New England Mutual.
George J. Maloof        Senior Vice President of NELICO since 1996; formerly, Vice
                         President 1991-1996 of New England Mutual.

                                          PRINCIPAL BUSINESS EXPERIENCE
           NAME                             DURING THE PAST FIVE YEARS
           ----                           -----------------------------
Kenneth D. Martinelli      Senior Vice President of NELICO since 1999; formerly, Vice
                            President 1997-1999 of NELICO and Vice President 1994-1997
                            of The Equitable Life Assurance Company.
Thomas W. McConnell        Senior Vice President of NELICO since 1996 and Director,
                            Chief Executive Officer and President of New England
                            Securities Corporation since 1993.
Hugh C. McHaffie           Senior Vice President of NELICO since 1999; formerly, Vice
                            President 1994-1999 of Manufacturers Life Insurance Company
                            of North America.
Stephen J. McLaughlin      Senior Vice President of NELICO since 1999; formerly, Vice
                            President 1996-1999 of NELICO and Vice President 1994-1996
                            of New England Mutual.
Thomas W. Moore            Senior Vice President of NELICO since 1996; formerly, Vice
                            President 1990-1996 of New England Mutual.
David Y. Rogers            Executive Vice President and Chief Financial Officer of
                            NELICO since 1999; formerly, Partner, Actuarial Consulting
                            1992-1999 of Price Waterhouse Coopers LLP.
John G. Small, Jr.         President, New England Services (a business unit of NELICO)
                            since 1997; formerly, Senior Vice President 1996-1997 of
                            NELICO and Senior Vice President 1990-1996 of New England
                            Mutual.
H. James Wilson            Executive Vice President and General Counsel of NELICO since
                            1996; formerly, Executive Vice President and General
                            Counsel 1993-1996 of New England Mutual.

  The principal business address for each of the directors and executive officers is the same as NELICO's except where indicated otherwise.

                               TOLL-FREE NUMBERS

  For information about historical values of the Variable Account sub-accounts, call 1-800-333-2501.

  For sub-account transfers, premium reallocations, or Statements of Additional Information for the Eligible Funds, call 1-800-200-2214.

  You may also call our Client TeleService Center at 1-800-388-4000 to request current information about your Policy values, to change or update Policy information such as your address, billing mode, beneficiary or ownership, or to request Policy loans of less than $25,000. Requests must be in writing if the Policy is owned by a corporation or a pension trust.

  For all other Policy changes, please contact your registered representative.

                                    EXPERTS

  The financial statements of New England Variable Life Separate Account of New England Life Insurance Company ("NELICO") and the consolidated financial statements of NELICO and subsidiaries included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT AUDITORS

To the Policy Owners and Board of Directors of New England Life Insurance
Company:

We have audited the accompanying statement of assets and liabilities of the New England Variable Life Separate Account (comprised of the following Sub-
Accounts: Capital Growth, Bond Income, Money Market, Stock Index, Managed, Midcap Value (formerly Avanti Growth), Growth and Income (formerly Value Growth), Small Cap, U.S. Government, Balanced, Equity Growth, International Magnum Equity (formerly International Equity), Venture Value, Bond Opportunities, Investors, Research Managers, Equity-Income, Overseas, High Income and Asset Manager) of New England Life Insurance Company (the "Company") as of December 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the respective aforementioned Sub-Accounts comprising the New England Variable Life Separate Account of New England Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 2000

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

ASSETS
Investments in New England Zenith Fund,
 Variable Insurance Products Fund, and
 Variable Insurance Products Fund II at
 value (Note 2)..........................
                   SHARES        COST
                  --------- --------------
Capital Growth
 Series.........  2,831,583 $1,086,202,933
Back Bay
 Advisors Bond
 Income Series..    738,049     79,337,797
Back Bay
 Advisors Money
 Market Series..  1,481,735    148,173,522
Westpeak Stock
 Index Series...    796,217    120,113,367
Back Bay
 Advisors
 Managed Series.    356,133     60,490,121
Goldman Sachs
 Midcap Value
 Series.........    303,945     41,326,387
Westpeak Growth
 and Income
 Series.........    476,840     86,077,139
Loomis Sayles
 Small Cap
 Series.........    494,133     72,214,392
Salomon Brothers
 U.S. Government
 Series.........     72,858        844,414
Loomis Sayles
 Balanced
 Series.........  1,214,912     18,213,928
Alger Equity
 Growth Series..  7,670,932    172,788,088
Morgan Stanley
 International
 Magnum Equity
 Series.........  1,284,810     14,534,170
Davis Venture
 Value Series...  6,183,625    126,513,387
Salomon Brothers
 Bond
 Opportunities
 Series.........    104,337      1,267,848
MFS Investors
 Series.........     77,411        773,570
MFS Research
 Managers
 Series.........     78,902        806,954
VIP Equity-
 Income
 Portfolio......  6,551,702    126,034,149
VIP Overseas
 Portfolio......  5,064,896     87,116,523
VIP High Income
 Portfolio......  1,322,300     15,875,113
VIP II Asset
 Manager
 Portfolio......    707,988     11,460,518
                            --------------
Total...........            $2,270,164,320
                            ==============
Amount due and accrued (payable) from
 policy-related transactions, net........
Dividends receivable.....................
  Total Assets
LIABILITIES
Due to New England Life Insurance
 Company.................................
NET ASSETS FOR VARIABLE LIFE INSURANCE
 POLICIES................................
                                                                                               NEW ENGLAND ZENITH FUND
                  ------------------------------------------------------------------------------------------------------
                                                                                                   GROWTH
                     CAPITAL         BOND        MONEY        STOCK                    MIDCAP        AND        SMALL
                      GROWTH        INCOME       MARKET       INDEX       MANAGED       VALUE      INCOME        CAP
                       SUB-          SUB-         SUB-         SUB-        SUB-         SUB-        SUB-        SUB-
                     ACCOUNT        ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT
                  --------------- ----------- ------------ ------------ ------------ ----------- ----------- -----------
ASSETS
Investments in New England Zenith Fund,
 Variable Insurance Products Fund, and
 Variable Insurance Products Fund II at
 value (Note 2).. $1,230,974,235  $74,838,213 $148,173,522 $183,798,637 $70,090,490  $36,996,243 $94,643,283 $99,681,359
Capital Growth
 Series.........
Back Bay
 Advisors Bond
 Income Series..
Back Bay
 Advisors Money
 Market Series..
Westpeak Stock
 Index Series...
Back Bay
 Advisors
 Managed Series.
Goldman Sachs
 Midcap Value
 Series.........
Westpeak Growth
 and Income
 Series.........
Loomis Sayles
 Small Cap
 Series.........
Salomon Brothers
 U.S. Government
 Series.........
Loomis Sayles
 Balanced
 Series.........
Alger Equity
 Growth Series..
Morgan Stanley
 International
 Magnum Equity
 Series.........
Davis Venture
 Value Series...
Salomon Brothers
 Bond
 Opportunities
 Series.........
MFS Investors
 Series.........
MFS Research
 Managers
 Series.........
VIP Equity-
 Income
 Portfolio......
VIP Overseas
 Portfolio......
VIP High Income
 Portfolio......
VIP II Asset
 Manager
 Portfolio......
Total...........
Amount due and accrued (payable) from
 policy-related transactions,
 net...............     (136,071)      21,370      560,723       49,113     (11,519)      39,928       7,685      84,454
Dividends receivable..        --           --           --           --          --           --          --          --
                  --------------- ----------- ------------ ------------ ------------ ----------- ----------- -----------
  Total Assets     1,230,838,164   74,859,583  148,734,245  183,847,750  70,078,971   37,036,171  94,650,968  99,765,813
LIABILITIES
Due to New England Life Insurance
 Company...........   84,134,782    6,819,176   11,964,362   19,325,681   5,908,740    3,542,818   9,540,656  10,713,149
                  --------------- ----------- ------------ ------------ ------------ ----------- ----------- -----------
NET ASSETS FOR VARIABLE LIFE INSURANCE
 POLICIES.......   $1,146,703,382 $68,040,407 $136,769,883 $164,522,069 $64,170,231  $33,493,353 $85,110,312 $89,052,664
                  =============== =========== ============ ============ ============ =========== =========== ===========

                       See Notes to Financial Statements

-------------------------------------------------------------------------------------------------
                                     INTERNATIONAL
   U.S.                    EQUITY       MAGNUM       VENTURE        BOND                 RESEARCH
GOVERNMENT   BALANCED      GROWTH       EQUITY        VALUE     OPPORTUNITIES INVESTORS  MANAGERS
   SUB-        SUB-         SUB-         SUB-          SUB-         SUB-        SUB-       SUB-
 ACCOUNT      ACCOUNT     ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT     ACCOUNT   ACCOUNT
----------  ----------- ------------ ------------- ------------ ------------- ---------  --------
 $787,592   $16,826,533 $225,065,146  $18,180,067  $164,917,275  $1,113,279   $794,240   $945,245
   10,965       157,461      236,677       96,973       124,826       5,544     (2,239)    (2,139)
       --            --           --           --            --          --         --         --
 --------   ----------- ------------  -----------  ------------  ----------   --------   --------
  798,557    16,983,994  225,301,823   18,277,040   165,042,101   1,118,823    792,001    943,106
   41,247     1,694,626   26,656,245    2,058,494    18,572,069      57,789     99,163    154,903
 --------   ----------- ------------  -----------  ------------  ----------   --------   --------
 $757,310   $15,289,368 $198,645,578  $16,218,546  $146,470,032  $1,061,034   $692,838   $788,203
 ========   =========== ============  ===========  ============  ==========   ========   ========
                                        VARIABLE
                                        INSURANCE
         VARIABLE INSURANCE             PRODUCTS
            PRODUCTS FUND                FUND II
-----------------------------------------------------------------
  EQUITY-                     HIGH        ASSET
   INCOME       OVERSEAS     INCOME      MANAGER
    SUB-          SUB-        SUB-        SUB-
  ACCOUNT       ACCOUNT      ACCOUNT     ACCOUNT       TOTAL
------------- ------------ ----------- ----------- --------------
$168,444,262  $138,980,751 $14,955,213 $13,218,146 $2,703,423,731
      (5,066)      101,197       2,344         592      1,342,818
          --            --          --          --             --
------------- ------------ ----------- ----------- --------------
 168,439,196   139,081,948  14,957,557  13,218,738  2,704,766,549
  16,380,286    12,743,559   1,476,634   1,448,557    233,332,936
------------- ------------ ----------- ----------- --------------
$152,058,910  $126,338,389 $13,480,923 $11,770,181 $2,471,433,613
============= ============ =========== =========== ==============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999




                                                                                               NEW ENGLAND ZENITH FUND
                          --------------------------------------------------------------------------------------------------
                                                                                                      GROWTH
                            CAPITAL        BOND       MONEY       STOCK                   MIDCAP        AND         SMALL
                             GROWTH       INCOME      MARKET      INDEX      MANAGED      VALUE       INCOME         CAP
                              SUB-         SUB-        SUB-       SUB-         SUB-        SUB-        SUB-         SUB-
                            ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
INCOME
 Dividends..............  $239,049,928  $5,475,221  $5,083,165 $ 4,154,533  $9,783,326  $  459,624  $12,174,462  $   260,319
EXPENSE
 Mortality and expense
 risk charge (Note 3)...     6,723,595     471,818     638,578   1,013,735     421,255     330,436      578,297      538,571
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
 Net investment income
 (loss).................   232,326,333   5,003,403   4,444,587   3,140,798   9,362,071     129,188   11,596,165     (278,252)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
 appreciation
 (depreciation) on
 investments:
  Beginning of period...   215,969,495   1,209,273          --  39,965,167  13,285,666  (3,807,527)  13,616,695    3,516,783
  End of period.........   144,771,302  (4,499,584)         --  63,685,270   9,600,369  (4,330,144)   8,566,144   27,466,967
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
 Net change in
 unrealized appreciation
 (depreciation).........   (71,198,193) (5,708,857)         --  23,720,103  (3,685,297)   (522,617)  (5,050,551)  23,950,184
 Net realized gain
 (loss) on investments..      (572,298)      1,487          --     (52,322)    (65,614)     (9,202)     (33,403)       2,146
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
 Net realized and
 unrealized gain (loss)
 on investments.........   (71,770,491) (5,707,370)         --  23,667,781  (3,750,911)   (531,819)  (5,083,954)  23,952,330
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $160,555,842  $ (703,967) $4,444,587 $26,808,579  $5,611,160  $ (402,631) $ 6,512,211  $23,674,078
                          ============  ==========  ========== ===========  ==========  ==========  ===========  ===========

* For the period April 30, 1999 (Commencement of Operations) through December 31, 1999.

                       See Notes to Financial Statements

---------------------------------------------------------------------------------------------------
                                      INTERNATIONAL
   U.S.                    EQUITY        MAGNUM       VENTURE        BOND                 RESEARCH
GOVERNMENT   BALANCED      GROWTH        EQUITY        VALUE     OPPORTUNITIES INVESTORS* MANAGERS*
   SUB-        SUB-         SUB-          SUB-         SUB-          SUB-         SUB-      SUB-
 ACCOUNT      ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT     ACCOUNT    ACCOUNT
----------  -----------  -----------  ------------- -----------  ------------- ---------- ---------
 $ 46,383   $   998,875  $26,651,028   $   60,426   $ 3,101,039    $ 90,809     $ 1,921   $     --
   10,668       126,629    1,069,420      119,372       961,922      24,177         533      1,540
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
   35,715       872,246   25,581,608      (58,946)    2,139,117      66,632       1,388     (1,540)
   15,209     1,036,991   30,707,168      194,954    20,008,648     (46,594)         --         --
  (56,822)   (1,387,395)  52,277,058    3,645,897    38,403,888    (154,569)     20,670    138,291
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
  (72,031)   (2,424,386)  21,569,890    3,450,943    18,395,240    (107,975)     20,670    138,291
   (1,634)      (14,874)    (116,438)      (4,634)      (47,139)      1,097       8,670    (34,566)
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
  (73,665)   (2,439,260)  21,453,452    3,446,309    18,348,101    (106,878)     29,340    103,725
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
 $(37,950)  $(1,567,014) $47,035,060   $3,387,363   $20,487,218    $(40,246)    $30,728   $102,185
 ========   ===========  ===========   ==========   ===========    ========     =======   ========
                                       VARIABLE
                                      INSURANCE
          VARIABLE INSURANCE           PRODUCTS
            PRODUCTS FUND              FUND II
---------------------------------------------------------------------------------------------------
  EQUITY-                    HIGH       ASSET
  INCOME      OVERSEAS      INCOME     MANAGER
   SUB-         SUB-         SUB-        SUB-
  ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT       TOTAL
------------ ------------ ----------- ----------- -------------
$ 7,478,140  $ 3,746,050  $1,147,254  $  713,060  $320,475,563
  1,005,310      681,381      87,077      74,260    14,878,574
------------ ------------ ----------- ----------- -------------
  6,472,830    3,064,669   1,060,177     638,800   305,596,989
 39,593,709   14,768,529    (611,552)  1,247,559   390,670,173
 42,410,113   51,864,228    (919,900)  1,757,628   433,259,411
------------ ------------ ----------- ----------- -------------
  2,816,404   37,095,699    (308,348)    510,069    42,589,238
   (592,373)    (370,244)     48,706      (3,669)   (1,856,304)
------------ ------------ ----------- ----------- -------------
  2,224,031   36,725,455    (259,642)    506,400    40,732,934
------------ ------------ ----------- ----------- -------------
$ 8,696,861  $39,790,124  $  800,535  $1,145,200  $346,329,923
============ ============ =========== =========== =============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                      NEW ENGLAND ZENITH FUND
                          ------------------------------------------------------------------------------------
                                                                                                     GROWTH
                            CAPITAL       BOND      MONEY       STOCK                   MIDCAP         AND
                             GROWTH      INCOME     MARKET      INDEX      MANAGED      VALUE        INCOME
                              SUB-        SUB-       SUB-       SUB-        SUB-         SUB-         SUB-
                            ACCOUNT     ACCOUNT    ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT       ACCOUNT
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
INCOME
 Dividends..............  $136,031,595 $4,500,888 $2,243,738 $ 1,665,717 $ 4,920,327 $  8,522,091  $ 4,438,526
EXPENSE
 Mortality and expense
  risk charge (Note 3)..     5,675,180    329,452    281,233     574,859     295,717      213,136      321,673
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net investment income
  (loss)................   130,356,415  4,171,436  1,962,505   1,090,858   4,624,610    8,308,955    4,116,853
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....    91,366,363    892,059         --  19,889,059   9,447,437    6,964,381    6,858,665
 End of period..........   215,969,495  1,209,273         --  39,965,167  13,285,666   (3,807,527)  13,616,695
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   124,603,132    317,214         --  20,076,109   3,838,229  (10,771,908)   6,758,031
 Net realized gain on
  investments...........     5,610,899      1,800         --     190,803     163,910      236,891       14,655
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net realized and
  unrealized gain (loss)
  on investments........   130,214,031    319,014         --  20,266,912   4,002,139  (10,535,017)   6,772,686
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $260,570,446 $4,490,449 $1,962,505 $21,357,770 $ 8,626,750 $ (2,226,063) $10,889,538
                          ============ ========== ========== =========== =========== ============  ===========

                       See Notes to Financial Statements

                                                                                                VARIABLE INSURANCE
                                                                                                  PRODUCTS FUND
--------------------------------------------------------------------------------------- ----------------------------------
                                                INTERNATIONAL
   SMALL         U.S.                 EQUITY       MAGNUM       VENTURE       BOND        EQUITY-                 HIGH
    CAP       GOVERNMENT  BALANCED    GROWTH       EQUITY        VALUE    OPPORTUNITIES   INCOME     OVERSEAS    INCOME
   SUB-          SUB-       SUB-       SUB-         SUB-         SUB-         SUB-         SUB-        SUB-       SUB-
  ACCOUNT      ACCOUNT    ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT    ACCOUNT     ACCOUNT
-----------   ---------- ---------- ----------- ------------- ----------- ------------- ----------- ---------- -----------
$ 1,148,975    $32,331   $  607,129 $ 3,598,904   $ 251,292   $ 2,912,129   $ 81,480    $ 8,088,940 $6,093,523 $ 1,064,286
    380,727     (2,318)      52,939     452,661      48,632       512,333     (9,440)       902,569    550,070      67,547
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
    768,248     34,649      554,190   3,146,243     202,660     2,399,796     90,920      7,186,371  5,543,453     996,739
  5,422,058     (1,916)     642,612   5,391,267    (155,005)   10,716,783     (2,256)    32,699,163 11,137,299     964,520
  3,516,783     15,209    1,036,991  30,707,168     194,954    20,008,648    (46,594)    39,593,709 14,768,529    (611,552)
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
 (1,905,274)    17,125      394,379  25,315,901     349,959     9,291,865    (44,337)     6,894,545  3,631,231  (1,576,072)
     20,862         11        6,840      56,142       5,897        22,521        493        561,003    333,272      20,913
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
 (1,884,412)    17,136      401,219  25,372,043     355,856     9,314,386    (43,844)     7,455,548  3,964,503  (1,555,159)
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
$(1,116,164)   $51,785   $  955,409 $28,518,286   $ 558,517   $11,714,181   $ 47,076    $14,641,919 $9,507,956 $  (558,420)
 VARIABLE
INSURANCE
 PRODUCTS
 FUND II
-------------------------------------------------------------------------
  ASSET
 MANAGER
   SUB-
 ACCOUNT      TOTAL
---------- ------------
$  835,511 $187,037,382
    50,140   10,697,110
---------- ------------
   785,371  176,340,272
   971,097  203,203,584
 1,247,559  390,670,172
---------- ------------
   276,461  187,466,588
     4,137    7,251,049
---------- ------------
   280,598  194,717,637
---------- ------------
$1,065,969 $371,057,909
=======    ========== ===========   =========   ===========   ========    =========== ========== ===========
========== ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                  NEW ENGLAND ZENITH FUND
                          --------------------------------------------------------------------------------
                                                                                                  GROWTH
                            CAPITAL        BOND      MONEY       STOCK                 MIDCAP      AND
                             GROWTH       INCOME     MARKET      INDEX     MANAGED     VALUE      INCOME
                              SUB-         SUB-       SUB-       SUB-        SUB-       SUB-       SUB-
                            ACCOUNT      ACCOUNT    ACCOUNT     ACCOUNT    ACCOUNT    ACCOUNT    ACCOUNT
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
INCOME
 Dividends..............  $184,229,729  $3,419,409 $1,852,865 $ 1,082,727 $5,025,764 $2,781,138 $3,928,553
EXPENSE
 Mortality and expense
  risk charge (Note 3)..     4,170,905     253,374    241,048     333,771    229,423    207,451    190,264
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net investment income
  (loss)................   180,058,824   3,166,035  1,611,817     748,956  4,796,341  2,573,687  3,738,289
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of year......   138,009,405      40,519         --   7,633,013  6,137,629  4,823,316  3,107,090
 End of year............    91,366,363     892,059         --  19,889,059  9,447,437  6,964,381  6,858,664
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   (46,643,042)    851,540         --  12,256,046  3,309,808  2,141,065  3,751,574
 Net realized gain on
  investments...........     1,699,829      15,488         --      35,165    242,079     87,159     17,721
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
 Net realized and
  unrealized gain (loss)
  on investments........   (44,943,213)    867,028         --  12,291,211  3,551,887  2,228,224  3,769,295
                          ------------  ---------- ---------- ----------- ---------- ---------- ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $135,115,611  $4,033,063 $1,611,817 $13,040,167 $8,348,228 $4,801,911 $7,507,584
                          ============  ========== ========== =========== ========== ========== ==========

                       See Notes to Financial Statements

                                                                                                                   VARIABLE
                                                                                                                   INSURANCE
                                                                                         VARIABLE INSURANCE        PRODUCTS
                                                                                            PRODUCTS FUND           FUND II
---------------------------------------------------------------------------------- ------------------------------- ---------
                                           INTERNATIONAL
  SMALL        U.S.               EQUITY      MAGNUM       VENTURE       BOND        EQUITY-                HIGH     ASSET
   CAP      GOVERNMENT BALANCED   GROWTH      EQUITY        VALUE    OPPORTUNITIES   INCOME     OVERSEAS   INCOME   MANAGER
   SUB-        SUB-      SUB-      SUB-        SUB-         SUB-         SUB-         SUB-        SUB-      SUB-     SUB-
 ACCOUNT     ACCOUNT   ACCOUNT   ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT    ACCOUNT   ACCOUNT   ACCOUNT
----------  ---------- -------- ---------- ------------- ----------- ------------- ----------- ---------- -------- ---------
$6,279,206    $9,089   $438,430 $4,721,050   $ 209,389   $ 1,822,395    $43,914    $ 8,872,794 $5,434,055 $393,295 $528,401
   275,141     2,290     50,941    265,599      51,702       276,055      9,400        676,059    447,597   41,502   33,135
----------    ------   -------- ----------   ---------   -----------    -------    ----------- ---------- -------- --------
 6,004,065     6,799    387,489  4,455,451     157,687     1,546,340     34,514      8,196,735  4,986,458  351,793  495,266
 3,059,565      (819)   236,625  2,084,389     136,191     2,398,023     (1,153)    16,409,989  9,502,216  362,600  547,647
 5,422,058    (1,916)   642,612  5,391,267    (155,006)   10,716,783     (2,256)    32,699,163 11,137,299  964,520  971,097
----------    ------   -------- ----------   ---------   -----------    -------    ----------- ---------- -------- --------
 2,362,493    (1,097)   405,987  3,306,878    (291,197)    8,318,760     (1,103)    16,289,174  1,635,083  601,920  423,450
    20,956         1     55,231     75,802       8,303        21,718        201        126,489     67,905   12,234    5,368
----------    ------   -------- ----------   ---------   -----------    -------    ----------- ---------- -------- --------
 2,383,449    (1,096)   461,218  3,382,680    (282,894)    8,340,478       (902)    16,415,663  1,702,988  614,154  428,818
----------    ------   -------- ----------   ---------   -----------    -------    ----------- ---------- -------- --------
$8,387,514    $5,703   $848,707 $7,838,131   $(125,207)  $ 9,886,818    $33,612    $24,612,398 $6,689,446 $965,947 $924,084
==========    ======   ======== ==========   =========   ===========    =======    =========== ========== ======== ========
----------------------------------------------------------------------------------



   TOTAL
------------
$231,072,203
   7,755,657
------------
 223,316,546
 194,486,245
 203,203,584
------------
   8,717,339
   2,491,649
------------
  11,208,988
------------
$234,525,534
============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

                        CAPITAL         BOND          MONEY         STOCK                     MIDCAP
                         GROWTH        INCOME        MARKET         INDEX        MANAGED       VALUE
                          SUB-          SUB-          SUB-           SUB-         SUB-         SUB-
                        ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT
                     --------------  -----------  -------------  ------------  -----------  -----------
 FROM OPERATING
  ACTIVITIES
 Net investment
  income (loss)...   $  232,326,333  $ 5,003,403  $   4,444,587  $  3,140,798  $ 9,362,071  $   129,188
 Net realized and
  unrealized gain
  (loss) on
  investments.....      (71,770,491)  (5,707,370)            --    23,667,781   (3,750,911)    (531,819)
                     --------------  -----------  -------------  ------------  -----------  -----------
  Net Increase
   (decrease) in
   net assets
   resulting from
   operations.....      160,555,842     (703,967)     4,444,587    26,808,579    5,611,160     (402,631)
 FROM POLICY-
  RELATED
  TRANSACTIONS
 Net premiums
  transferred from
  New England Life
  Insurance
  Company (Note
  4)..............      142,211,177   13,805,688    214,469,972    29,988,746   10,115,433    7,098,841
 Net transfers
  (to) from other
  sub-accounts....       (3,426,057)   5,993,183   (132,180,032)   28,975,401    3,130,211   (1,928,318)
 Net transfers
  (to) from New
  England Life
  Insurance
  Company.........     (127,342,172)  (8,870,541)   (35,295,568)  (21,960,448)  (7,936,560)  (3,985,601)
                     --------------  -----------  -------------  ------------  -----------  -----------
  Net Increase in
   net assets
   resulting from
   policy related
   transactions...       11,442,948   10,928,330     46,994,372    37,003,699    5,309,084    1,184,922
                     --------------  -----------  -------------  ------------  -----------  -----------
 Net increase
  (decrease) in
  net assets......      171,998,790   10,224,363     51,438,959    63,812,278   10,920,244      782,291
 NET ASSETS, AT
  BEGINNING OF THE
  PERIOD..........      974,704,592   57,816,044     85,330,924   100,709,791   53,249,987   32,711,062
                     --------------  -----------  -------------  ------------  -----------  -----------
 NET ASSETS, AT
  END OF THE
  PERIOD..........   $1,146,703,382  $68,040,407  $ 136,769,883  $164,522,069  $64,170,231  $33,493,353
                     ==============  ===========  =============  ============  ===========  ===========
                            NEW ENGLAND ZENITH FUND
                     --------------------------------------
                        GROWTH
                         AND          SMALL         U.S.
                        INCOME         CAP       GOVERNMENT
                         SUB-          SUB-         SUB-
                       ACCOUNT       ACCOUNT      ACCOUNT
                     ------------- ------------- ----------
 FROM OPERATING
  ACTIVITIES
 Net investment
  income (loss)...   $ 11,596,165  $   (278,252)  $ 35,715
 Net realized and
  unrealized gain
  (loss) on
  investments.....     (5,083,954)   23,952,330    (73,665)
                     ------------- ------------- ----------
  Net Increase
   (decrease) in
   net assets
   resulting from
   operations.....      6,512,211    23,674,078    (37,950)
 FROM POLICY-
  RELATED
  TRANSACTIONS
 Net premiums
  transferred from
  New England Life
  Insurance
  Company (Note
  4)..............     15,769,644    16,994,060         --
 Net transfers
  (to) from other
  sub-accounts....     14,513,514    (3,433,209)    79,255
 Net transfers
  (to) from New
  England Life
  Insurance
  Company.........    (10,636,850)  (11,981,152)    24,393
                     ------------- ------------- ----------
  Net Increase in
   net assets
   resulting from
   policy related
   transactions...     19,646,308     1,579,699    103,648
                     ------------- ------------- ----------
 Net increase
  (decrease) in
  net assets......     26,158,519    25,253,777     65,698
 NET ASSETS, AT
  BEGINNING OF THE
  PERIOD..........     58,951,793    63,798,887    691,612
                     ------------- ------------- ----------
 NET ASSETS, AT
  END OF THE
  PERIOD..........   $ 85,110,312  $ 89,052,664   $757,310
                     ============= ============= ==========

* For the period April 30, 1999 (Commencement of Operations) through December 31, 1999.

                       See Notes to Financial Statements

-----------------------------------------------------------------------------------------
                           INTERNATIONAL
                EQUITY        MAGNUM       VENTURE         BOND                 RESEARCH
 BALANCED       GROWTH        EQUITY        VALUE      OPPORTUNITIES INVESTORS* MANAGERS*
   SUB-          SUB-          SUB-          SUB-          SUB-         SUB-      SUB-
  ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT        ACCOUNT     ACCOUNT    ACCOUNT
-----------  ------------  ------------- ------------  ------------- ---------- ---------
$   872,246  $ 25,581,608   $   (58,946) $  2,139,117   $   66,632    $  1,388  $ (1,540)
 (2,439,260)   21,453,452     3,446,309    18,348,101     (106,878)     29,340   103,725
-----------  ------------   -----------  ------------   ----------    --------  --------
 (1,567,014)   47,035,060     3,387,363    20,487,218      (40,246)     30,728   102,185
  4,093,455    31,646,457     3,430,299    32,031,496           --      75,935    86,667
  1,865,860    59,949,102     1,463,742    22,546,367        1,100     684,756   763,549
 (1,579,581)  (30,858,890)   (2,381,414)  (23,867,517)       9,526     (98,581) (164,198)
-----------  ------------   -----------  ------------   ----------    --------  --------
  4,379,734    60,736,669     2,512,627    30,710,346       10,626     662,110   686,018
-----------  ------------   -----------  ------------   ----------    --------  --------
  2,812,720   107,771,729     5,899,990    51,197,564      (29,620)    692,838   788,203
 12,476,648    90,873,849    10,318,556    95,272,468    1,090,654          --        --
-----------  ------------   -----------  ------------   ----------    --------  --------
$15,289,368  $198,645,578   $16,218,546  $146,470,032   $1,061,034    $692,838  $788,203
===========  ============   ===========  ============   ==========    ========  ========
                                           VARIABLE
                                          INSURANCE
    VARIABLE INSURANCE                     PRODUCTS
      PRODUCTS FUND                        FUND II
-----------------------------------------------------------------------------------------
  EQUITY-                      HIGH         ASSET
   INCOME       OVERSEAS      INCOME       MANAGER
    SUB-          SUB-         SUB-         SUB-
  ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT        TOTAL
------------- ------------- ------------ ------------ ---------------
$  6,472,830  $  3,064,669  $ 1,060,177  $   638,800  $  305,596,989
   2,224,031    36,725,455     (259,642)     506,400      40,732,934
------------- ------------- ------------ ------------ ---------------
   8,696,861    39,790,124      800,535    1,145,200     346,329,923
  26,649,674    17,254,614    3,727,099    2,393,210     571,842,467
  (2,823,843)    1,086,949    1,354,057    1,384,413              --
 (19,017,183)  (16,067,097)  (2,389,723)  (1,339,833)   (325,738,990)
------------- ------------- ------------ ------------ ---------------
   4,808,648     2,274,466    2,691,433    2,437,790     246,103,477
------------- ------------- ------------ ------------ ---------------
  13,505,509    42,064,590    3,491,968    3,582,990     592,433,400
 138,553,401    84,273,799    9,988,955    8,187,191   1,879,000,213
------------- ------------- ------------ ------------ ---------------
$152,058,910  $126,338,389  $13,480,923  $11,770,181  $2,471,433,613
============= ============= ============ ============ ===============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                 NEW ENGLAND ZENITH FUND
                   ------------------------------------------------------------------------------------------------------------
                                                                                                         GROWTH
                      CAPITAL        BOND          MONEY         STOCK                      MIDCAP         AND         SMALL
                      GROWTH        INCOME        MARKET         INDEX        MANAGED       VALUE        INCOME         CAP
                       SUB-          SUB-          SUB-           SUB-         SUB-          SUB-         SUB-         SUB-
                      ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
FROM OPERATING
 ACTIVITIES
 Net investment
  income (loss)..  $ 130,356,415  $ 4,171,436  $   1,962,505  $  1,090,858  $ 4,624,610  $  8,308,955  $ 4,116,853  $   768,248
 Net realized and
  unrealized gain
  (loss) on
  investments....    130,214,031      319,014             --    20,266,912    4,002,139   (10,535,017)   6,772,686   (1,884,412)
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net Increase
  (decrease) in
  net assets
  resulting from
  operations.....    260,570,446    4,490,449      1,962,505    21,357,770    8,626,750    (2,226,063)  10,889,538   (1,116,164)
FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......    130,346,621   10,522,040    221,378,611    15,997,005    6,508,238     8,067,127   10,034,046   16,979,803
 Net transfers
  (to) from other
  sub-accounts...     28,412,166    9,220,311   (149,270,654)   22,094,429    6,317,021      (102,089)  15,004,643    9,499,585
 Net transfers to
  New England
  Life Insurance
  Company........   (136,266,249)  (7,932,456)   (21,844,962)  (16,290,249)  (6,742,406)   (4,094,516)  (8,744,105)  (9,074,771)
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net Increase in
  net assets
  resulting from
  policy related
  transactions...     22,492,538   11,809,895     50,262,995    21,801,185    6,082,853     3,870,522   16,294,584   17,404,617
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net increase in
  net assets.....    283,062,984   16,300,344     52,225,500    43,158,955   14,709,603     1,644,459   27,184,123   16,288,452
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD..........    691,641,608   41,515,700     33,105,424    57,550,836   38,540,384    31,066,603   31,767,670   47,510,435
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
NET ASSETS, AT
 END OF THE
 PERIOD..........  $ 974,704,592  $57,816,044  $  85,330,924  $100,709,791  $53,249,987  $ 32,711,062  $58,951,793  $63,798,887
                   =============  ===========  =============  ============  ===========  ============  ===========  ===========

                       See Notes to Financial Statements

                                                                                            VARIABLE INSURANCE
                                                                                               PRODUCTS FUND
 -------------------------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL
    U.S.                      EQUITY        MAGNUM       VENTURE         BOND        EQUITY-                      HIGH
 GOVERNMENT    BALANCED       GROWTH        EQUITY        VALUE      OPPORTUNITIES    INCOME       OVERSEAS      INCOME
    SUB-         SUB-          SUB-          SUB-          SUB-          SUB-          SUB-          SUB-         SUB-
  ACCOUNT       ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT       ACCOUNT       ACCOUNT
 ----------   -----------  ------------  ------------- ------------  ------------- ------------  ------------  -----------
 $  34,649    $   554,190  $  3,146,243   $   202,660  $  2,399,796   $   90,920   $  7,186,371  $  5,543,453  $   996,739
    17,136        401,219    25,372,043       355,856     9,314,386      (43,844)     7,455,548     3,964,503   (1,555,159)
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
    51,785        955,409    28,518,286       558,517    11,714,181       47,076     14,641,919     9,507,956     (558,420)
        --      3,185,034    18,566,913     3,131,225    24,165,947           --     26,170,240    17,386,996    2,434,923
   590,096      3,794,185    16,305,214       999,735    23,584,994      612,788      8,474,098       342,473    2,823,884
  (111,452)    (2,333,228)  (14,453,624)   (1,503,958)  (15,609,387)    (156,947)   (18,064,178)  (10,788,946)  (1,891,706)
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
   478,644      4,645,991    20,418,503     2,627,002    32,141,554      455,841     16,580,160     6,940,523    3,367,101
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
   530,429      5,601,400    48,936,789     3,185,519    43,855,735      502,917     31,222,080    16,448,479    2,808,682
   161,183      6,875,248    41,937,060     7,133,037    51,416,733      587,737    107,331,321    67,825,320    7,180,273
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
 $ 691,612    $12,476,648  $ 90,873,849   $10,318,556  $ 95,272,468   $1,090,654   $138,553,401  $ 84,273,799  $ 9,988,955
 =========    ===========  ============   ===========  ============   ==========   ============  ============  ===========
 VARIABLE
 INSURANCE
 PRODUCTS
  FUND II
----------------------------------------------------------------------------------
   ASSET
  MANAGER
   SUB-
  ACCOUNT        TOTAL
------------ ---------------
$   785,371  $  176,340,272
    280,598     194,717,637
------------ ---------------
  1,065,969     371,057,909
  1,626,307     516,501,076
  1,297,121              --
 (1,251,084)   (277,154,223)
------------ ---------------
  1,672,344     239,346,853
------------ ---------------
  2,738,313     610,404,762
  5,448,878   1,268,595,450
------------ ---------------
$ 8,187,191  $1,879,000,212
============ ===============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                                NEW ENGLAND ZENITH FUND
                   -----------------------------------------------------------------------------------------------------------
                      CAPITAL        BOND          MONEY         STOCK                     MIDCAP                     SMALL
                      GROWTH        INCOME        MARKET         INDEX        MANAGED       VALUE     GROWTH AND       CAP
                       SUB-          SUB-          SUB-           SUB-         SUB-         SUB-      INCOME SUB-     SUB-
                      ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
FROM OPERATING
 ACTIVITIES
 Net investment
  income (loss)..  $ 180,058,824  $ 3,166,035  $   1,611,817  $    748,956  $ 4,796,341  $ 2,573,687  $ 3,738,289  $ 6,004,065
 Net realized and
  unrealized gain
  (loss) on
  investments....    (44,943,213)     867,028             --    12,291,211    3,551,887    2,228,224    3,769,295    2,383,449
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....    135,115,611    4,033,063      1,611,817    13,040,167    8,348,228    4,801,911    7,507,584    8,387,514
FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......    115,563,292    9,916,442    112,790,933    11,030,326    6,066,893    8,052,822    6,483,236   12,931,007
 Net transfers
  (to) from other
  sub-
  accounts.......     19,184,703    2,250,884   (100,492,346)   13,670,086    2,168,458      728,467    6,112,407   13,551,252
 Net transfers to
  New England
  Life Insurance
  Company........   (103,221,618)  (7,435,545)   (10,617,259)  (11,516,905)  (6,628,199)  (5,007,957)  (5,507,253)  (8,882,069)
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase in
  net assets
  resulting from
  policy related
  transactions...     31,526,377    4,731,781      1,681,328    13,183,507    1,607,152    3,773,332    7,088,390   17,600,190
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
 Net increase in
  net assets.....    166,641,988    8,764,844      3,293,145    26,223,674    9,955,380    8,575,243   14,595,974   25,987,704
NET ASSETS, AT
 BEGINNING OF THE
 YEAR............    524,999,620   32,750,856     29,812,279    31,327,162   28,585,004   22,491,360   17,171,696   21,522,731
                   -------------  -----------  -------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS, AT
 END OF THE YEAR.  $ 691,641,608  $41,515,700  $  33,105,424  $ 57,550,836  $38,540,384  $31,066,603  $31,767,670  $47,510,435
                   =============  ===========  =============  ============  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

                                                                                         VARIABLE INSURANCE
                                                                                           PRODUCTS FUND
------------------------------------------------------------------------------- --------------------------------------
                                      INTERNATIONAL
   U.S.                    EQUITY        MAGNUM       VENTURE         BOND        EQUITY-                     HIGH
GOVERNMENT   BALANCED      GROWTH        EQUITY        VALUE      OPPORTUNITIES    INCOME      OVERSEAS      INCOME
   SUB-        SUB-         SUB-          SUB-          SUB-          SUB-          SUB-         SUB-         SUB-
 ACCOUNT      ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT
----------  -----------  -----------  ------------- ------------  ------------- ------------  -----------  -----------
 $  6,799   $   387,489  $ 4,455,451   $   157,687  $  1,546,340    $ 34,514    $  8,196,735  $ 4,986,458  $   351,793
   (1,096)      461,218    3,382,680      (282,894)    8,340,478        (902)     16,415,663    1,702,988      614,154
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
    5,703       848,707    7,838,131      (125,207)    9,886,818      33,612      24,612,398    6,689,446      965,947
       --     2,146,406   14,606,449     3,056,999    13,157,429          --      23,866,781   17,551,475    2,042,291
  118,925     2,461,028    6,194,266     1,537,466    22,596,463     563,357       5,377,892    1,724,137    1,829,771
   (9,482)   (1,814,302)  (8,772,068)   (1,574,196)  (10,885,947)    (36,000)    (18,885,322)  (9,549,079)  (1,756,377)
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
  109,443     2,793,132   12,028,647     3,020,269    24,867,945     527,357      10,359,351    9,726,533    2,115,685
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
  115,146     3,641,839   19,866,778     2,895,062    34,754,763     560,969      34,971,749   16,415,979    3,081,632
   46,037     3,233,409   22,070,282     4,237,975    16,661,970      26,768      72,359,572   51,409,341    4,098,641
 --------   -----------  -----------   -----------  ------------    --------    ------------  -----------  -----------
 $161,183   $ 6,875,248  $41,937,060   $ 7,133,037  $ 51,416,733    $587,737    $107,331,321  $67,825,320  $ 7,180,273
 ========   ===========  ===========   ===========  ============    ========    ============  ===========  ===========
 VARIABLE
INSURANCE
 PRODUCTS
 FUND II
-------------------------------------------------------------------------------
  ASSET
 MANAGER
   SUB-
 ACCOUNT        TOTAL
----------- ---------------
$  495,266  $  223,316,546
   428,818      11,208,988
----------- ---------------
   924,084     234,525,534
 1,403,144     360,665,925
   422,784              --
  (881,229)   (212,980,807)
----------- ---------------
   944,699     147,685,118
----------- ---------------
 1,868,783     382,210,652
 3,580,095     886,384,798
----------- ---------------
$5,448,878  $1,268,595,450
=========== ===============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS. New England Variable Life Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on January 31, 1983 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SUB-ACCOUNTS. The Account has twenty investment sub-accounts each of which invest in the shares of one portfolio of the New England Zenith Fund ("Zenith Fund"), the Variable Insurance Products Fund or the Variable Insurance Products Fund II. The portfolios of the Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II are diversified, open-end management investment companies. The Account purchases or redeems shares of the twenty Eligible Funds based on the amount of net premiums invested in the Account, transfers among the sub-accounts, policy loans, surrender payments, and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. MORTALITY AND EXPENSE RISK CHARGES. NELICO charges the Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Currently, the charges are made daily at an annual rate of .35% of the Account assets attributable to fixed premium ("Zenith Life") variable policies, .45% of the Account assets attributable to single premium ("Zenith Life One") variable life policies, .60% of the Account assets attributable to variable ordinary ("Zenith Life Plus" , "Zenith Life Plus II" and "Zenith Variable Whole Life") life policies and limited payment ("Zenith Life Executive 65") variable life policies, .90% and .75% of the Account assets attributable to variable survivorship ("Zenith Survivorship Life") life policies, and .75% and .60% of the Account assets attributable to flexible premium ("Zenith Flexible Life") variable life policies. For the modified single premium ("American Gateway") and flexible premium ("Zenith Executive Advantage Plus") variable life policies mortality and expense risk charges are not charged daily against the sub-account assets but are deducted from the policy cash values monthly at an annual rate of .90% and a maximum annual rate of .75%, respectively

4. NET PREMIUM TRANSFERS AND DEDUCTIONS FROM CASH VALUE. Certain deductions are made from each premium payment paid to NELICO to arrive at a net premium that is transferred to the Account. Certain deductions are made from cash value in the sub-accounts. These deductions, depending on the policy, could include sales load, administrative charges, premium tax charges, risk charges, cost of insurance charges, and charges for rider benefits and special risk charges.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

5. FEDERAL INCOME TAXES. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

6. INVESTMENT ADVISERS. The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. New England Investment Management, Inc. (formerly, TNE Advisers, Inc.), which is an indirect subsidiary of NELICO, Capital Growth Management Limited Partnership ("CGM"), and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.

         SERIES                           ADVISER                             SUB-ADVISER
         ------           --------------------------------------- ------------------------------------
Capital Growth..........  CGM*                                                     --
Back Bay Advisors Money
 Market.................  New England Investment Management, Inc. Back Bay Advisors, L.P. *
Back Bay Advisors Bond
 Income.................  New England Investment Management, Inc. Back Bay Advisors, L.P. *
Back Bay Advisors
 Managed................  New England Investment Management, Inc. Back Bay Advisors, L.P. *
Westpeak Stock Index....  New England Investment Management, Inc. Westpeak Investment Advisors, L.P. *
Westpeak Growth and
 Income.................  New England Investment Management, Inc. Westpeak Investment Advisors, L.P. *
Goldman Sachs Midcap
 Value..................  New England Investment Management, Inc. Goldman Sachs Asset Management
Loomis Sayles Small Cap.  New England Investment Management, Inc. Loomis, Sayles & Company, L.P. *
Loomis Sayles Balanced..  New England Investment Management, Inc. Loomis, Sayles & Company, L.P. *
Morgan Stanley
 International Magnum     New England Investment Management, Inc. Morgan Stanley Dean Witter
 Equity.................                                          Investment Management Inc.
Davis Venture Value.....  New England Investment Management, Inc. Davis Selected Advisers, L.P.
Alger Equity Growth.....  New England Investment Management, Inc. Fred Alger Management, Inc.
Salomon Brothers U.S.     New England Investment Management, Inc. Salomon Brothers Asset
 Government.............                                          Management Inc
Salomon Brothers
 Strategic Bond
 Opportunities..........  New England Investment Management, Inc. Salomon Brothers Asset
                                                                  Management Inc
MFS Investors...........  New England Investment Management, Inc. Massachusetts Financial
                                                                  Services Company
MFS Research Managers...  New England Investment Management, Inc. Massachusetts Financial
                                                                  Services Company

*An affiliate of NELICO

Effective May 1, 1997 the Draycott International Equity Series was renamed the Morgan Stanley International Magnum Equity Series and Morgan Stanley Dean Witter Investment Management Inc. became the sub-adviser of the Series, succeeding Draycott Partners, Ltd.

Effective May 1, 1998 Goldman Sachs Asset Management ("Goldman Sachs") became the sub-adviser of the Loomis Sayles Avanti Growth Series, succeeding Loomis Sayles & Company, L.P., and the name of the Series was changed to the "Goldman Sachs Midcap Value Series". Goldman Sachs is a separate operating division of Goldman, Sachs & Co., a privately-owned global financial services company.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

7. INVESTMENT PURCHASES AND SALES. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 1999:

                                                        PURCHASES      SALES
                                                       ------------ ------------
   Capital Growth Series.............................  $242,198,370 $241,707,039
   Back Bay Advisors Money Market Series.............   327,644,952  277,923,925
   Back Bay Advisors Bond Income Series..............    36,178,905   24,991,981
   Back Bay Advisors Managed Series..................    24,394,855   18,680,924
   Westpeak Stock Index Series.......................    81,767,015   38,818,677
   Westpeak Growth and Income Series.................    43,834,304   22,733,178
   Goldman Sachs Midcap Value Series.................    14,632,125   14,003,124
   Loomis Sayles Small Cap Series....................    32,520,472   28,114,874
   Loomis Sayles Balanced Series.....................    11,121,785    7,665,490
   Morgan Stanley International Magnum Equity Series.     8,500,269    5,336,590
   Davis Venture Value Series........................    74,752,030   39,161,371
   Alger Equity Growth Series........................   112,530,144   37,977,904
   Salomon Bothers U.S. Government Series............       728,153      711,346
   Salomon Bothers Strategic Bond Opportunities
    Series...........................................       504,155      619,331
   MFS Investors Series *............................       853,017       92,276
   MFS Research Managers Series *....................       869,163       29,781
   VIP Equity-Income Portfolio.......................    48,322,887   44,032,962
   VIP Overseas Portfolio............................    36,474,794   30,947,930
   VIP High Income Portfolio.........................    10,500,033    7,853,618
   VIP II Asset Manager Portfolio....................     6,412,123    3,587,782

*For the period April 30, 1999 (Commencement of Operations) to December 31,
1999.

8. NET INVESTMENT RETURNS. The following table shows the net investment return of the Sub-Account for each type of variable life insurance policy investing in the Account. The net investment return reflects the appropriate mortality and expense risk charge against sub-account assets, where applicable, for each type of variable life insurance policy shown (in the case of American Gateway Series, and Zenith Executive Advantage Plus, the mortality and expense risk charge is deducted monthly from the cash values rather than daily from sub-account assets and, therefore, does not impact sub-account net investment returns). These figures do not reflect charges deducted from premiums and the cash values of the policies. Such charges will affect the actual cash values and benefits of the policies. Certain amounts have been restated to conform with the current calculation of net investment return to provide greater comparability with industry convention.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

FIXED PREMIUM ("ZENITH LIFE") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (3.82)%   53.45%   (6.38)%   14.57%   (7.39)%   37.55%   20.65%   23.05 %   33.63 %   15.30 %
Bond Income.............   7.71 %   17.55%    7.80 %   12.22%   (3.70)%   20.78%    4.24%   10.50 %    8.66 %   (0.81)%
Money Market............   7.81 %    5.84%    3.43 %    2.61%    3.61 %    5.33%    4.76%    4.97 %    4.90 %    4.60 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.48)%   29.98%    6.92 %    9.34%    0.76 %   36.44%   22.04%   32.03 %   27.49 %   19.96 %
Managed.................   2.85 %   19.75%    6.33 %   10.26%   (1.46)%   30.81%   14.62%   26.12 %   19.24 %    9.59 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.47%   (0.62)%   29.90%   17.20%   16.91 %   (5.79)%    0.00 %
Growth and Income..................................    13.97%   (1.55)%   35.99%   17.68%   33.01 %   24.02 %    8.97 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity-Income......................................     9.29%    6.69 %   34.62%   13.88%   27.66 %   11.24 %    5.96 %
Overseas...........................................    14.57%    1.37 %    9.30%   12.82%   11.17 %   12.36 %   42.13 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.45)%   28.40%   30.22%   24.42 %   (2.04)%   31.29 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................    (0.58)%   20.18%   13.63%   17.26 %   (4.66)%    7.78 %
Asset Manager...............................................    (4.41)%   16.55%   14.20%   20.23 %   14.65 %   10.70 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     24.84%   12.78%   25.19 %   47.27 %   33.66 %
Balanced.............................................................     13.75%   16.50%   15.77 %    8.73 %   (5.39)%
International Magnum Equity..........................................      3.85%    6.30%   (1.64)%    6.90 %   24.18 %
Venture Value........................................................     21.64%   25.40%   33.03 %   14.02 %   17.11 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.61 %
Research Managers........................................................................................       19.52 %

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

SINGLE PREMIUM ("ZENITH LIFE ONE") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (3.91)%   53.29%   (6.47)%   14.46%   (7.38)%   37.41%   20.53%   22.92 %   33.49 %   15.18 %
Bond Income.............   7.60 %   17.43%    7.69 %   12.10%   (3.80)%   20.66%    4.14%   10.39 %    8.55 %   (0.91)%
Money Market............   7.71 %    5.74%    3.33 %    2.51%    3.35 %    5.23%    4.65%    4.87 %    4.79 %    4.49 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.58)%   29.85%    6.81 %    9.23%    0.66 %   36.30%   21.91%   31.90 %   27.36 %   19.84 %
Managed.................   2.75 %   19.63%    6.22 %   10.15%   (1.56)%   30.67%   14.51%   25.99 %   19.12 %    9.48 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.39%   (0.72)%   29.77%   17.08%   16.80 %   (5.88)%   (0.10)%
Growth and Income..................................    13.90%   (1.65)%   38.85%   17.56%   32.87 %   23.89 %    8.86 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity Income......................................     9.22%    6.59 %   34.49%   13.77%   27.53 %   11.13 %    5.85 %
Overseas...........................................    14.49%    1.27 %    9.19%   12.70%   11.05 %   12.24 %   41.99 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.52)%   28.27%   30.09%   24.29 %   (2.14)%   31.16 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................    (0.61)%   20.06%   13.52%   17.14 %   (4.76)%    7.67 %
Asset Manager...............................................    (4.45)%   16.43%   14.09%   20.11 %   14.53 %   10.59 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     24.76%   12.66%   25.06 %   47.12 %   33.53 %
Balanced.............................................................     13.67%   16.39%   15.66 %    8.62 %   (5.49)%
International Magnum Equity..........................................      3.79%    6.19%   (1.74)%    6.79 %   24.05 %
Venture Value........................................................     21.56%   25.27%   32.90 %   13.90 %   16.99 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.54 %
Research Managers........................................................................................       19.44 %

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

VARIABLE ORDINARY ("ZENITH LIFE PLUS", "ZENITH LIFE PLUS II" AND "ZENITH VARIABLE WHOLE LIFE") AND LIMITED PAYMENT ("ZENITH LIFE EXECUTIVE 65") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (4.06)%   53.06%   (6.61)%   14.28%   (7.62)%   37.21%   20.34%   22.74 %   33.29 %   15.01 %
Bond Income.............   7.44 %   17.25%    7.53 %   11.94%   (3.94)%   20.47%    3.98%   10.23 %    8.39 %   (1.06)%
Money Market............   7.54 %    5.58%    3.18 %    2.36%    3.35 %    5.07%    4.50%    4.71 %    4.63 %    4.34 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.72)%   29.65%    6.65 %    9.07%    0.51 %   36.10%   21.73%   31.70 %   27.17 %   19.66 %
Managed.................   2.59 %   19.45%    6.06 %    9.99%   (1.70)%   30.48%   14.34%   25.81 %   18.94 %    9.31 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.28%   (0.87)%   29.57%   16.90%   16.62 %   (6.03)%   (0.25)%
Growth and Income..................................    13.78%   (1.80)%   35.65%   17.38%   32.67 %   23.71 %    8.70 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity-Income......................................     9.11%    6.43 %   34.29%   13.59%   27.34 %   10.96 %    5.69 %
Overseas...........................................    14.38%    1.12 %    9.02%   12.53%   10.89 %   12.08 %   41.77 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.61)%   28.08%   29.90%   24.11 %   (2.28)%   30.96 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................    (0.66)%   19.88%   13.35%   16.96 %   (4.90)%    7.51 %
Asset Manager...............................................    (4.49)%   16.26%   13.91%   19.93 %   14.36 %   10.43 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     24.64%   12.49%   24.88 %   46.90 %   33.33 %
Balanced.............................................................     13.56%   16.21%   15.48 %    8.46 %   (5.63)%
International Magnum Equity..........................................      3.68%    6.03%   (1.89)%    6.63 %   23.87 %
Venture Value........................................................     21.44%   25.08%   32.70 %   13.73 %   16.81 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.44 %
Research Managers........................................................................................       19.32 %

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

VARIABLE SURVIVORSHIP ("ZENITH SURVIVORSHIP LIFE") POLICIES

                                                NET INVESTMENT RETURN OF THE SUB-ACCOUNTS*
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (4.35)%   52.61%   (6.90)%   13.94%   (7.90)%   36.80%   19.98%   22.37%    32.89 %   14.67 %
Bond Income.............   7.11 %   16.90%    7.21 %   11.60%   (4.23)%   20.12%    3.67%    9.90%     8.07 %   (1.36)%
Money Market............   7.22 %    5.26%    2.87 %    2.05%    3.04 %    4.75%    4.18%    4.39%     4.32 %    4.03 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (5.01)%   29.27%    6.33 %    8.74%    0.21 %   35.69%   21.36%   31.31%    26.79 %   19.30 %
Managed.................   2.28 %   19.10%    5.74 %    9.69%   (2.00)%   30.09%   13.99%   25.43%    18.58 %    8.98 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.05%   (1.16)%   29.19%   16.55%   16.27%    (6.31)%   (0.55)%
Growth and Income..................................    13.55%   (2.09)%   35.25%   17.03%   32.28%    23.34 %    8.37 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity-Income......................................     8.89%    6.11 %   33.89%   13.25%   26.96%    10.63 %    5.38 %
Overseas...........................................    14.15%    0.82 %    8.70%   12.19%   10.56%    11.74 %   41.35 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.80)%   27.69%   29.50%   23.73%    (2.58)%   30.57 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................    (0.76)%   19.53%   13.00%   16.61%    (5.19)%    7.19 %
Asset Manager...............................................    (4.59)%   15.91%   13.57%   19.57%    14.02 %   10.10 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     24.39%   12.15%   24.50 %   46.46 %   32.93 %
Balanced.............................................................     13.33%   15.86%   15.14 %    8.13 %   (5.91)%
International Magnum Equity..........................................      3.48%    5.71%   (2.18)%    6.31 %   23.50 %
Venture Value........................................................     21.20%   24.71%   32.30 %   13.39 %   16.47 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.23 %
Research Managers........................................................................................       19.08 %

* Based on a mortality and expense risk charge at an annual rate of .90%. Certain Zenith Survivorship Life Policies currently have a mortality and expense risk charge at an annual rate of .75%.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

FLEXIBLE PREMIUM ("ZENITH FLEXIBLE LIFE") POLICIES


                                                NET INVESTMENT RETURN OF THE SUB-ACCOUNTS*
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (5.73)%   52.83%   (6.75)%   14.11%   (7.76)%   37.00%   20.16%   22.56 %   33.09 %   14.84 %
Bond Income.............   7.28 %   17.08%    7.37 %   11.77%   (4.08)%   20.29%    3.82%   10.06 %    8.23 %   (1.21)%
Money Market............   7.38 %    5.42%    3.02 %    2.20%    3.20 %    4.91%    4.34%    4.55 %    4.48 %    4.18 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.86)%   29.46%    6.49 %    8.90%    0.36 %   35.90%   21.55%   31.51 %   26.98 %   19.48 %
Managed.................   2.44 %   19.28%    5.90 %    9.82%   (1.85)%   30.28%   14.16%   25.62 %   18.76 %    9.15 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.16%   (1.01)%   29.38%   16.72%   16.45 %   (6.17)%   (0.40)%
Growth and Income..................................    13.67%   (1.94)%   35.45%   17.21%   32.47 %   23.52 %    8.53 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity-Income......................................     9.00%    6.27 %   34.09%   13.42%   27.15 %   10.79 %    5.54 %
Overseas...........................................    14.26%    0.97 %    8.86%   12.36%   10.72 %   11.91 %   41.56 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.71)%   27.88%   29.70%   23.92 %   (2.43)%   30.77 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................    (0.71)%   19.71%   13.17%   16.79 %   (5.04)%    7.35 %
Asset Manager...............................................    (4.54)%   16.08%   13.74%   19.75 %   14.19 %   10.26 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     24.51%   12.32%   24.69 %   46.68 %   33.13 %
Balanced.............................................................     13.44%   16.03%   15.31 %    8.29 %   (5.77)%
International Magnum Equity..........................................      3.58%    5.87%   (2.04)%    6.47 %   23.68 %
Venture Value........................................................     21.32%   24.89%   32.50 %   13.56 %   16.64 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.34 %
Research Managers........................................................................................       19.20 %

* Based on a mortality and expense risk charge at an annual rate of .75%. Certain Zenith Flexible Life Policies currently have a mortality and expense risk charge at an annual rate of .60%.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

FLEXIBLE PREMIUM ("ZENITH EXECUTIVE ADVANTAGE PLUS") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ----------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Capital Growth..........  (3.48)%   53.98%   (6.05)%   14.97%   (7.07)%   38.03%   21.07%   23.48 %   34.09 %   15.70 %
Bond Income.............   8.09 %   17.96%    8.18 %   12.61%   (3.36)%   21.20%    4.61%   10.89 %    9.04 %   (0.47)%
Money Market............   8.19 %    6.21%    3.80 %    2.97%    3.97 %    5.70%    5.13%    5.34 %    5.26 %    4.97 %
                         1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- --------  -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.14)%   30.43%    7.30 %    9.72%    1.12 %   36.92%   22.47%   32.50 %   27.93 %   20.38 %
Managed.................   3.21 %   20.17%    6.70 %   10.65%   (1.11)%   31.26%   15.03%   26.56 %   19.65 %    9.97 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................    14.74%   (0.27)%   30.35%   17.61%   17.32 %   (5.46)%    0.35 %
Growth and Income..................................    14.24%   (1.21)%   36.47%   18.10%   33.47 %   24.45 %    9.35 %
                                                      4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                           12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                           -------- --------  -------- -------- --------  --------  --------
Equity-Income......................................     9.55%    6.93 %   35.90%   13.75%   28.11 %   11.63 %    6.33 %
Overseas...........................................    14.84%    1.21 %   11.02%   12.43%   11.56 %   12.75 %   42.63 %
                                                               5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
Small Cap...................................................    (3.23)%   28.84%   30.68%   24.85 %   (1.69)%   31.75 %
                                                               8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                    12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                    --------  -------- -------- --------  --------  --------
High Income.................................................     (.37)%   20.79%   13.75%   17.67 %   (4.33)%    8.15 %
Asset Manager...............................................    (4.65)%   17.68%   14.31%   20.65 %   15.05 %   11.09 %
                                                                         5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                              12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                              -------- -------- --------  --------  --------
Equity Growth........................................................     25.13%   13.17%   25.63 %   47.78 %   34.13 %
Balanced.............................................................     14.01%   16.91%   16.18 %    9.11 %   (5.06)%
International Magnum Equity..........................................      4.01%    6.67%   (1.30)%    7.27 %   24.61 %
Venture Value........................................................     21.92%   25.84%   33.50 %   14.41 %   17.52 %
                                                                                                               4/30/99-
SUB-ACCOUNT                                                                                                    12/31/99
-----------                                                                                                    --------
Investors................................................................................................        2.85 %
Research Managers........................................................................................       19.80 %

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

MODIFIED SINGLE PREMIUM ("AMERICAN GATEWAY") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ---------------------------------------------------------------------------------------------
                         1/1/90-   1/1/91-  1/1/92-  1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- -------- -------- --------  -------- -------- --------  --------  --------
Bond Income.............   8.09 %   17.96%    8.18%   12.61%   (3.36)%   21.20%    4.61%   10.89 %    9.04 %   (0.47)%
Money Market............   8.19 %    6.21%    3.80%    2.97%    3.97 %    5.70%    5.13%    5.34 %    5.26 %    4.97 %
                         1/1/90-   1/1/91-  1/1/92-  1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT              12/31/90  12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------              --------  -------- -------- -------- --------  -------- -------- --------  --------  --------
Stock Index.............  (4.14)%   30.43%    7.30%    9.72%    1.12 %   36.92%   22.47%   32.50 %   27.93 %   20.38 %
Managed.................   3.21 %   20.17%    6.70%   10.65%   (1.11)%   31.26%   15.03%   26.56 %   19.65 %    9.97 %
                                                     4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                          12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                          -------- --------  -------- -------- --------  --------  --------
Midcap Value.......................................   14.74%   (0.27)%   30.35%   17.61%   17.32 %   (5.46)%    0.35 %
Growth and Income..................................   14.24%   (1.21)%   36.47%   18.10%   33.47 %   24.45 %    9.35 %
                                                              5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                   12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                   --------  -------- -------- --------  --------  --------
Small Cap...................................................   (3.23)%   28.84%   30.68%   24.85 %   (1.69)%   31.75 %
                                                                        5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                             12/31/95 12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                             -------- -------- --------  --------  --------
Equity Growth........................................................    25.13%   13.17%   25.63 %   47.78 %   34.13 %
Balanced.............................................................    14.01%   16.91%   16.18 %    9.11 %   (5.06)%
International Magnum Equity..........................................     4.01%    6.67%   (1.30)%    7.27 %   24.61 %
Venture Value........................................................    21.92%   25.84%   33.50 %   14.41 %   17.52 %
                                                                                 6/28/96- 1/1/97-   1/1/98-   1/1/99-
SUB-ACCOUNT                                                                      12/31/96 12/31/97  12/31/98  12/31/99
-----------                                                                      -------- --------  --------  --------
U.S. Government...............................................................     4.55%    8.47 %    7.61 %    0.17 %
Strategic Bond Opportunities..................................................     8.46%   11.07 %    2.04 %    1.44 %
                                                                                                              4/30/99-
SUB-ACCOUNT                                                                                                   12/31/99
-----------                                                                                                   --------
Investors................................................................................................       2.85 %
Research Managers........................................................................................      19.80 %

The net investment return of a sub-account is calculated by taking the difference between the sub-account's ending value and the beginning value for the period and dividing it by the beginning value for the period.

NEW ENGLAND LIFE INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Policyholders of New England Life Insurance
Company:

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 1999 and 1998, and the related consolidated statements of income and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of New England Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 2000

NEW ENGLAND LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 1999 AND 1998 (IN THOUSANDS)

                                                            1999        1998
                                                         ----------  ----------
ASSETS
Investments:
 Fixed Maturities, Available for Sale, at Estimated Fair
  Value................................................. $  735,697  $  769,364
 Equity Securities, at Fair Value.......................     22,685      13,240
 Policy Loans...........................................    181,995     135,800
 Short-Term Investments.................................     62,619      52,285
 Other Invested Assets..................................     16,798      16,372
                                                         ----------  ----------
    Total Investments...................................  1,019,794     987,061
Cash and Cash Equivalents...............................     84,371      43,598
Deferred Policy Acquisition Costs.......................    930,703     710,961
Accrued Investment Income...............................     29,940      21,802
Premiums and Other Receivables..........................    119,750     145,117
Other Assets............................................    105,982     111,067
Separate Account Assets.................................  4,840,029   3,258,383
                                                         ----------  ----------
    TOTAL ASSETS........................................ $7,130,569  $5,277,989
                                                         ==========  ==========
LIABILITIES AND EQUITY
LIABILITIES
Future Policy Benefits.................................. $  614,927  $  561,746
Policyholder Account Balances...........................    325,385     210,242
Other Policyholder Funds................................    245,339     186,255
Policyholder Dividends Payable..........................        977         609
Short and Long-Term Debt................................     75,053      82,855
Income Taxes Payable:
 Current................................................        (77)     10,984
 Deferred...............................................     38,669      42,334
Due to Parent...........................................     72,247         789
Other Liabilities.......................................     64,717      78,721
Separate Account Liabilities............................  4,840,029   3,258,383
                                                         ----------  ----------
    TOTAL LIABILITIES...................................  6,277,266   4,432,918
                                                         ----------  ----------
Commitments and Contingencies (Notes 4, 8 and 9)

EQUITY
Common Stock, $125.00 par value; 50,000 shares
 authorized, 20,000 shares issued and outstanding.......      2,500       2,500
Preferred Stock, $0.00 par value; 1,000,000 shares
 authorized, 200,000 shares issued and outstanding......          0           0
Contributed Capital.....................................    647,273     647,273
Retained Earnings.......................................    214,528     177,859
Accumulated Other Comprehensive Income..................    (10,998)     17,439
                                                         ----------  ----------
    TOTAL EQUITY........................................    853,303     845,071
                                                         ----------  ----------
TOTAL LIABILITIES AND EQUITY............................ $7,130,569  $5,277,989
                                                         ==========  ==========

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                       1999      1998     1997
                                                     --------  -------- --------
REVENUES
Premiums...........................................  $123,638  $100,689 $ 63,616
Universal Life and Investment-Type Product Policy
 Fees..............................................   220,841   173,766  145,157
Net Investment Income..............................    68,498    49,077   61,059
Investment Gains (Losses), Net.....................     2,922     5,610      890
Commissions, Fees and Other Income.................   265,891   192,411   28,302
                                                     --------  -------- --------
  TOTAL REVENUES...................................   681,790   521,553  299,024
                                                     --------  -------- --------
BENEFITS AND OTHER DEDUCTIONS
Policyholder Benefits..............................   193,293   149,687  100,180
Interest Credited to Policyholder Account Balances.    10,721     7,735    6,220
Policyholder Dividends.............................    20,827    22,989   21,325
Other Operating Costs and Expenses.................   381,881   316,659  144,342
                                                     --------  -------- --------
  TOTAL BENEFITS AND OTHER DEDUCTIONS..............   606,722   497,070  272,067
                                                     --------  -------- --------
Income From Operations Before Income Taxes.........    75,068    24,483   26,957
Income Taxes.......................................    29,344    13,046    4,988
                                                     --------  -------- --------
NET INCOME.........................................  $ 45,724  $ 11,437 $ 21,969
                                                     --------  -------- --------
Other Comprehensive Income (Loss), Net of Tax:
 Unrealized Investment Gains (Losses) (Net of
  Related Offsets, Reclassification Adjustments and
  Income Taxes, of $45,376, $(299) and $(16,588),
  Respectively)....................................   (28,437)       92   13,620
                                                     --------  -------- --------
COMPREHENSIVE INCOME...............................  $ 17,287  $ 11,529 $ 35,589
                                                     ========  ======== ========

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)


                                    CAPITAL              ACCUMULATED
                                    STOCK &                 OTHER
                                  CONTRIBUTED RETAINED  COMPREHENSIVE
                                    CAPITAL   EARNINGS     INCOME      TOTAL
                                  ----------- --------  ------------- --------
BALANCES AT DECEMBER 31, 1996....  $402,242   $144,453    $  3,727    $550,422
Net Income.......................               21,969                  21,969
Change in Net Unrealized
 Investment Gains (Losses).......                           13,620      13,620
Contributed Capital..............    47,531                             47,531
                                   --------   --------    --------    --------
BALANCES AT DECEMBER 31, 1997....   449,773    166,422      17,347     633,542
Net Income.......................               11,437                  11,437
Change in Net Unrealized
 Investment Gains (Losses).......                               92          92
Contributed Capital..............   200,000                            200,000
                                   --------   --------    --------    --------
BALANCES AT DECEMBER 31, 1998....   649,773    177,859      17,439     845,071
Net Income.......................               45,724                  45,724
Preferred Stock Dividends........               (9,055)                 (9,055)
Change in Net Unrealized
 Investment Gains (Losses).......                          (28,437)    (28,437)
                                   --------   --------    --------    --------
BALANCES AT DECEMBER 31, 1999....  $649,773   $214,528    $(10,998)   $853,303
                                   ========   ========    ========    ========

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)


                                                  1999       1998       1997
                                                ---------  ---------  ---------
NET CASH USED IN OPERATING ACTIVITIES.......... $(159,314) $(311,296) $(121,838)
                                                ---------  ---------  ---------
Cash Flows from Investing Activities:
 Sales, Maturities and Repayments of:
  Available for Sale Fixed Maturities..........   114,478    164,566    145,197
  Equity Securities............................     2,491     39,333     32,806
  Other, Net...................................        (1)       721        128
 Purchases of:
  Available for Sale Fixed Maturities..........  (157,761)  (184,810)  (326,059)
  Equity Securities............................    (9,590)   (80,066)         0
  Real Estate..................................    (3,251)    (3,644)         0
  Fixed Asset Property and Equipment...........         0     (1,459)      (101)
  Other Assets.................................      (302)       (89)         0
 Net Change in Short-Term Investments..........   (10,334)   (24,341)   128,616
 Net Change in Policy Loans....................   (46,195)   (31,017)   (28,520)
 Other, Net....................................    23,443      1,631        177
                                                ---------  ---------  ---------
NET CASH USED IN INVESTING ACTIVITIES..........   (87,022)  (119,175)   (47,756)
                                                ---------  ---------  ---------
Cash Flows from Financing Activities:
 Capital Contributions.........................         0    200,000     46,681
 Dividends Paid................................    (9,055)         0          0
 Repayment of Debt.............................   (13,232)    (8,670)    (3,181)
 Policyholder Account Balances:
  Deposits.....................................   517,551    358,090    244,338
  Withdrawals..................................  (242,388)  (149,499)   (95,066)
 Financial Reinsurance Receivables.............    34,233          0      1,823
                                                ---------  ---------  ---------
NET CASH PROVIDED BY FINANCING ACTIVITIES......   287,109    399,921    194,595
                                                ---------  ---------  ---------
Change in Cash and Cash Equivalents............    40,773    (30,550)    25,001
Cash and Cash Equivalents, Beginning of Year...    43,598     74,148     49,147
                                                ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR......... $  84,371  $  43,598  $  74,148
                                                =========  =========  =========
Supplemental Cash Flow Information:
 Interest Paid................................. $      87  $   3,830  $   1,495
                                                =========  =========  =========
 Income Taxes Paid............................. $  30,045  $  14,118  $   5,470
                                                =========  =========  =========

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                1999       1998       1997
                                              ---------  ---------  ---------
NET INCOME................................... $  45,724  $  11,437  $  21,969
Adjustments to Reconcile Net Income to Net
 Cash Provided by (Used in) Operating
 Activities:
 Change in Deferred Policy Acquisition Costs,
  Net........................................  (186,467)  (145,787)  (140,578)
 Change in Accrued Investment Income.........    (8,138)    (3,090)    (4,999)
 Change in Premiums and Other Receivables....    25,367    (82,081)   (57,095)
 Gains from Sales of Investments, Net........    (2,922)    (5,610)      (890)
 Depreciation and Amortization Expenses......    11,350     13,137     10,085
 Interest Credited to Policyholder Account
  Balances...................................    10,721      7,735      6,220
 Universal Life and Investment-Type Product
  Policy Fee Income..........................  (220,841)  (173,766)  (145,157)
 Change in Future Policy Benefits............    53,181     61,317     35,540
 Change in Other Policyholder Funds..........    59,084     73,814      6,309
 Change in Policyholder Dividends Payable....       368        188      5,701
 Change in Income Taxes Payable..............   (26,871)     2,358      1,674
 Other, Net..................................    80,130    (70,948)   139,383
                                              ---------  ---------  ---------
NET CASH USED IN OPERATING ACTIVITIES........ $(159,314) $(311,296) $(121,838)
                                              =========  =========  =========

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company and its subsidiaries (the Company or NELICO) is a wholly-owned stock life insurance subsidiary of Metropolitan Life Insurance Company (MetLife). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, fixed annuity contracts, pension products, as well as, group life, medical, and disability coverage.

Prior to the merger of New England Mutual Life Insurance Company (NEMLICO) with MetLife on August 30, 1996, New England Life Insurance Company (NELICO), formerly known as New England Variable Life Insurance Company (NEVLICO) was a subsidiary of NEMLICO. As a result of the merger, NEMLICO ceased to exist as a separate mutual life insurance company, and NELICO became a subsidiary of MetLife. NELICO has continued after the merger to conduct its existing business as well as administer the business activities of the former parent NEMLICO. (Note 13)

Certain companies that were subsidiaries of NEMLICO became subsidiaries of NELICO as of the merger. The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: Exeter Reassurance Company, Ltd., New England Pension and Annuity Company, and Newbury Insurance Company, Limited, for insurance operations and New England Securities Corporation and New England Investment Management, Inc. for other operations. On February 28, 1997, NELICO created and became the sole owner of New England Life Holdings, Inc. which was established as a holding company for the non-insurance operations of the Company, principally, New England Securities and New England Investment Management, Inc. On April 30, 1998, the Company acquired all of the outstanding stock of NL Holding Corporation and its wholly owned subsidiaries, Nathan and Lewis Securities, Inc., and Nathan and Lewis Associates, Inc. Subsequent to the acquisition, NL Holding Corporation was transferred to New England Life Holdings, Inc. The principal business activities of the subsidiaries are disclosed below.

Exeter Reassurance Company, Ltd., (Exeter) was incorporated in Bermuda on November 15, 1994, and registered as an insurer under The Insurance Act 1978 (Bermuda). Exeter engages in financial reinsurance of life insurance and annuity policies.

New England Pension and Annuity Company (NEPA) was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury Insurance Company, Limited (Newbury) was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 1999, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

New England Securities Corporation (NES), a National Association of Securities Dealers (NASD) registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission (SEC) and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

New England Investment Management, Inc. (NEIM), which changed its name from TNE Advisers, Inc. in March 1999, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. NEIM was organized to serve as an investment adviser to certain series of the New England Zenith Fund.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


NL Holding Corporation and subsidiaries (NL Holding) engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a National Association of Securities Dealers (NASD) registered broker/dealer. N&L Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). The Commonwealth of Massachusetts Division of Insurance (the "Division") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Massachusetts Insurance Law. No consideration is given by the Division to financial statements prepared in accordance with GAAP in making such determination.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, investment allowances and the liability for future policyholder benefits. Actual results could differ from those estimates.

Effective July 1, 1997, management realigned its fixed maturity investment classifications and transferred all securities classified as held to maturity to available for sale. As a result, consolidated equity at July 1, 1997 increased by $798, excluding the effects of deferred income taxes, amounts attributable to participating pension contractholders and adjustments of deferred policy acquisition costs and future policy benefits.

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of New England Life Insurance and its subsidiaries, partnerships and joint ventures in which NELICO has a controlling interest. All material intercompany accounts and transactions have been eliminated.

The Company accounts for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but more than a minimal interest, under the equity method of accounting.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 1999 presentation.

INVESTMENTS

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

Policy loans are stated at unpaid principal balances, which approximates fair value.

Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight line method over the estimated useful lives of the assets which generally range from 4 to 15 years or the term of the lease, if shorter. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

Accumulated depreciation on property and equipment and amortization of leasehold improvements was $36,122, and $24,772 at December 31, 1999 and 1998, respectively. Related depreciation and amortization expense was $11,350, $13,137 and $10,085 for the years ended December 31, 1999, 1998 and 1997, respectively.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Actual gross profits can vary from management's estimates resulting in increases and decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is reestimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for nonmedical health policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

Information regarding deferred policy acquisition costs is as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     1999      1998      1997
                                                   --------  --------  --------
   Balance at January 1........................... $710,961  $565,769  $434,636
   Capitalized during the year....................  216,913   182,943   157,670
                                                   --------  --------  --------
     Total........................................  927,874   748,712   592,306
   Amortization allocated to:
    Net realized investment gains.................     (616)   (5,282)        0
    Unrealized investment gains (losses)..........   33,276      (595)   (9,446)
    Other Expenses................................  (29,831)  (31,874)  (17,091)
                                                   --------  --------  --------
     Total amortization...........................    2,829   (37,751)  (26,537)
   Balance at December 31......................... $930,703  $710,961  $565,769
                                                   ========  ========  ========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)

Amortization of deferred policy acquisition costs is allocated to (1) realized investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been realized and (3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Realized investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

ACQUISITIONS

The Company acquired certain assets and assumed certain liabilities of NL Holding Corporation effective April 30, 1998. The acquisition was accounted for under the purchase method of accounting and is included in the financial statements as of the effective date of the transaction. The cost of the acquisition was $35,082, which represents an initial cash settlement and payment of direct acquisition costs of $27,873, as well as, accrued contingent payment arrangements of $7,209 anticipated to be paid to the sellers over a three year period ending December 31, 2000. Goodwill of $23,498 was recorded, to be amortized on a straight-line basis over a ten year period.

The 1998 and 1997 pro forma, unaudited financial data shown as follows presents the effect of the acquisition as if it had occurred at the beginning of the respective reporting periods. The pro forma financial data does not necessarily reflect the results of operations that would have been obtained had the acquisition occurred on the assumed date, nor is the financial data necessarily indicative of the results of the combined entities that may be achieved for any future period.

                        Pro forma Impact of Acquisition

                                                       YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                           1998         1997
                                                       ------------ ------------
   Revenue............................................ $    557,229 $    381,691
                                                       ============ ============
   Net Income......................................... $     10,311 $     25,049
                                                       ============ ============

OTHER INTANGIBLE ASSETS

The excess of cost over the fair value of net assets acquired, which represents goodwill, and the value of business acquired are included in other assets. Goodwill is amortized on a straight-line basis over 10 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments would be recognized in operating results if a permanent diminution in value is deemed to have occurred.

        Excess of Purchase Price Over Fair Value of Net Assets Acquired

                                                     YEARS ENDED DECEMBER 31,
                                                    ------------------------------
                                                      1999       1998      1997
                                                    ---------  ---------  --------
   Net Balance, January 1.......................... $  21,931  $       0  $   0
    Acquisitions...................................         0     23,498      0
    Amortization...................................    (2,350)    (1,567)     0
                                                    ---------  ---------  -----
   Net Balance, December 31........................ $  19,581  $  21,931  $   0
                                                    =========  =========  =====
   December 31
    Accumulated Amortization....................... $  (3,917) $  (1,567) $   0
                                                    =========  =========  =====

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 4% to 4.5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 5.5% to 6%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rates used in establishing such liabilities range from 3% to 6.5%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 3.8% to 7.25%, less expense and mortality charges and withdrawals.

The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated life of the policies.

Premiums related to non-medical health contracts are recognized as income when due.

Premiums related to variable life and universal life contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality recognized ratably over the policy period, policy administration charges recognized as services are provided and surrender charges recognized as earned. Amounts that are charged to operations include interest credited to policyholders and benefit claims incurred in excess of related policyholder account balances.

Premiums related to investment-type contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for contract administration charges recognized ratably over the policy period. Amounts that are charged to operations include interest credited to policyholders.

DIVIDENDS TO POLICYHOLDERS

Dividends to policyholders are determined annually by the board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)

PARTICIPATING BUSINESS

Participating business represented approximately 3.49% and 3.52% of the Company's life insurance in force, and 8.30% and 7.96% of the number of life insurance policies in force at December 31, 1999 and 1998, respectively. Participating policies represented approximately 56.77%, 95.78% and 68.24% of gross life insurance premiums, for the years ended December 31, 1999, 1998 and 1997, respectively.

INCOME TAXES

NELICO and its eligible life insurance subsidiary, Exeter Reassurance Company, Ltd., file a consolidated federal income tax return. Separate income tax returns as required are filed for the other life insurance and non-life insurance direct subsidiaries. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

REINSURANCE

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

SEPARATE ACCOUNTS

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims only to the extent the value of such assets exceed the Separate Account liabilities. Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts, investment income, and realized and unrealized gains and losses on the investments of the Separate Account accrue directly to contractholders and, accordingly, are not reflected in the Company's financial statements. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues. See Note 14.

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

Effective January 1, 1999, the Company adopted Statement of Position ("SOP") 98-5, Reporting on the Costs of Start-Up Activities ("SOP 98-5"). SOP 98-5 broadly defines start-up activities. SOP 98-5 requires costs of start-up activities and organization costs to be expensed as incurred. Adoption of SOP 98-5 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 1999, the Company adopted SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use ("SOP 98-1"). SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 resulted in the capitalization of $6 million of software costs which would have otherwise been expensed in 1999.

Effective January 1, 1999, the Company adopted SOP 97-3, Accounting for Insurance and Other Enterprises for Insurance Related Assessments ("SOP 97-3"). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. Adoption of SOP 97-3 did not have a material effect on the Company's consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


In June 1999, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133 ("SFAS 137"). SFAS 137 defers the provisions of SFAS 133 until January 1, 2001. The provisions of SFAS 133 require, among other things, that all derivatives be recognized in the consolidated balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 are required to be reported in income. The Company is in the process of quantifying the impact of SFAS 133 on its consolidated financial statements.

In October 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that 1) transfer only significant timing risk, 2) transfer only significant underwriting risk, 3) transfer neither significant timing or underwriting risk and 4) have an indeterminate risk. The Company is required to adopt SOP 98-7 as of January 1, 2000. Adoption of SOP 98-7 is not expected to have a material effect on the Company's consolidated financial statements.

2. NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

The components of net investment income are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                  ----------------------------
                                                    1999      1998      1997
                                                  --------  --------  --------
   Fixed maturities.............................. $ 54,490  $ 53,467  $ 50,348
   Equity securities.............................   13,896    (9,118)    4,915
   Real estate...................................      831     4,149       815
   Policy loans..................................    9,157     6,855     5,081
   Cash, cash equivalents and short-term
    investments..................................    3,494       861     4,160
   Other investment income.......................   (7,529)       76       591
                                                  --------  --------  --------
   Gross investment income.......................   74,339    56,290    65,910
   Investment expenses...........................   (5,841)   (7,213)   (4,851)
                                                  --------  --------  --------
   Net Investment income......................... $ 68,498  $ 49,077  $ 61,059
                                                  ========  ========  ========

Realized investment gains (losses), net, including changes in valuation allowances, are summarized as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      1999     1998     1997
                                                     ----------------  --------
   Fixed maturities................................. $   850 $ 10,899  $  (774)
   Equity securities................................       0        0    1,040
   Other invested assets............................   2,688       (7)      (8)
                                                     ------- --------  -------
     Subtotal.......................................   3,538   10,892      258
   Less: Amounts allocable to amortization of
    deferred policy acquisition costs...............     616    5,282     (632)
                                                     ------- --------  -------
   Investment gains (losses), net................... $ 2,922 $  5,610  $   890
                                                     ======= ========  =======

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Realized investment gains have been reduced by (1) deferred policy acquisition amortization to the extent that such amortization results from realized investment gains and losses, (2) additions to future policy benefits resulting from the need to establish additional liabilities due to the recognition of investment gains, and (3) additions to participating contractholder accounts when amounts equal to such investment gains and losses are credited to the contractholders' accounts. This presentation may not be comparable to presentations made by other insurers.

The changes in unrealized investment gains (losses), net, included in accumulated other comprehensive income, are as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      1999     1998     1997
                                                    --------  -------  -------
   Balance at January 1...........................  $ 17,439  $17,347  $ 3,727
    Change in unrealized investment gains
     (losses).....................................   (73,813)     391   30,207
    Change in unrealized investment gains (losses)
     attributable to:
     Deferred policy acquisition costs............    33,276     (595)  (9,446)
     Deferred income tax (expense) benefit........    12,100      296   (7,141)
                                                    --------  -------  -------
   Balance at December 31.........................  $(10,998) $17,439  $17,347
                                                    ========  =======  =======

The components of unrealized investment gains (losses), net, included in accumulated other comprehensive income, are as follows:

                                                  YEARS ENDED DECEMBER 31,
                                                 ----------------------------
                                                   1999      1998      1997
                                                 --------  --------  --------
   Balance, end of year, comprised of:
    Unrealized investment gains (losses) on:
     Fixed maturities........................... $(35,205) $ 40,928  $ 41,706
     Equity securities..........................    3,511     1,191         0
     Other......................................        0         0        22
                                                 --------  --------  --------
                                                  (31,694)   42,119    41,728
   Amounts of unrealized investment gains
    (losses)
    Attributable to:
     Deferred policy acquisition costs..........   17,478   (15,798)  (15,202)
     Deferred income tax (expense) benefit......    3,218    (8,882)   (9,179)
                                                 --------  --------  --------
   Balance, end of year......................... $(10,998) $ 17,439  $ 17,347
                                                 ========  ========  ========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


3. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost, gross unrealized gain (loss) and estimated fair value of fixed maturities and equity securities, by category, are shown below.

AVAILABLE FOR SALE SECURITIES

                                                    GROSS UNREALIZED
                                          AMORTIZED ---------------- ESTIMATED
                                            COST     GAIN     LOSS   FAIR VALUE
                                          --------- ---------------- ----------
DECEMBER 31, 1999
Fixed Maturities:
 U. S. Treasury Securities and
  obligations of U. S. Government
  corporations and agencies.............. $ 33,909  $    20 $    439  $ 33,490
 Foreign governments.....................   20,748      201      581    20,368
 Corporate...............................  670,602    5,074   40,237   635,439
 Mortgage-backed securities..............   44,470      934      203    45,201
 Other...................................    1,199        0        0     1,199
                                          --------  ------- --------  --------
  Total Fixed Maturities................. $770,928  $ 6,229 $ 41,460  $735,697
                                          ========  ======= ========  ========
Equity Securities:
 Common stocks...........................   19,174    4,191      680    22,685
                                          --------  ------- --------  --------
  Total Equity Securities................ $ 19,174  $ 4,191 $    680  $ 22,685
                                          ========  ======= ========  ========

AVAILABLE FOR SALE SECURITIES

                                                    GROSS UNREALIZED
                                          AMORTIZED -----------------ESTIMATED
                                            COST      GAIN    LOSS   FAIR VALUE
                                          --------- -------- ------------------
DECEMBER 31, 1998
Fixed Maturities:
 U. S. Treasury Securities and
  obligations of U. S. government
  corporations and agencies.............. $ 27,260  $     91 $    47  $ 27,304
 Foreign governments.....................    1,679         0       0     1,679
 Corporate...............................  644,636    43,036   5,139   682,533
 Mortgage-backed securities..............   55,027     2,821       0    57,848
                                          --------  -------- -------  --------
  Total Fixed Maturities................. $728,602  $ 45,948 $ 5,186  $769,364
                                          ========  ======== =======  ========
Equity Securities:
 Common stocks...........................   12,075     1,645     480    13,240
                                          --------  -------- -------  --------
  Total Equity Securities................ $ 12,075  $  1,645 $   480  $ 13,240
                                          ========  ======== =======  ========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


The amortized cost and estimated fair value of fixed maturities classified as available for sale, by contractual maturity, at December 31, 1999 are shown below.

                                                            AMORTIZED ESTIMATED
                                                              COST    FAIR VALUE
                                                            --------- ----------
   Due in one year or less................................. $ 15,910   $ 15,857
   Due after one year through five years...................   92,303     90,635
   Due after five years through ten years..................  131,438    130,492
   Due after ten years.....................................  486,807    453,512
                                                            --------   --------
     Subtotal..............................................  726,458    690,496
   Mortgage-backed securities..............................   44,470     45,201
                                                            --------   --------
     Total................................................. $770,928   $735,697
                                                            ========   ========

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sales of fixed maturities and equity securities are as follows:

                                                        1999     1998     1997
                                                       ------- -------- --------
   Fixed Maturities
    Proceeds.......................................... $64,925 $120,416 $110,301
    Gross realized gains.............................. $ 1,897 $ 10,901 $  1,036
    Gross realized losses............................. $ 1,047 $      2 $  1,810
   Equity Securities
    Proceeds.......................................... $ 2,491 $ 39,333 $ 32,806
    Gross realized gains.............................. $     0 $      0 $  1,344
    Gross realized losses............................. $     0 $      0 $    304

Excluding investments in U.S. governments and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

ASSETS HELD IN TRUST FOR THE BENEFIT OF OTHER PARTIES

Exeter has deposited in a trust for the benefit of MetLife certain assets for the purpose of allowing MetLife to record a reserve credit as permitted by regulations of the State of New York. Under the terms of the Trust Agreement MetLife enjoys broad powers to withdraw funds from the trust for the payment of policyholder claims incurred by Exeter under its reinsurance treaty and to direct the investment of funds held in the trust. The Trust Agreement limits the types of investments that may be held in trust to cash and certificates of deposit, U.S. Government bonds and notes and publicly traded securities of U.S. companies having a National Association of Insurance Commissioners (NAIC) rating of 1. The bonds and short-term investments at fair market value held by the trust were $518,436 and $526,723, at December 31, 1999 and 1998, respectively.

STATUTORY DEPOSITS

The Company had assets on deposit with regulatory agencies of $6,245 and $6,245 at December 31, 1999 and 1998, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


4. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

The Company assumes and cedes reinsurance with other insurance companies. The company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The consolidated statements of income are presented net of reinsurance ceded.

Effective July 1, 1999, the Company reinsured the general account liability for certain group pension variable contracts assumed from Sun Life Assurance Company of Canada (U.S.). The initial liability assumed included in Policyholder Account Balances was $53,675 at July 1, 1999, and was $44,431 at December 31, 1999.

The effect of reinsurance on premiums earned is as follows:

                                                     1999      1998      1997
                                                   --------  --------  --------
   Direct premiums................................ $163,159  $110,768  $ 30,975
   Reinsurance assumed............................   57,479    58,329    62,315
   Reinsurance ceded..............................  (97,000)  (68,408)  (29,674)
                                                   --------  --------  --------
   Net premiums earned............................ $123,638  $100,689  $ 63,616
                                                   ========  ========  ========

Reinsurance recoverables, included in other receivables, were $83,091 and $103,677 at December 31, 1999 and 1998, respectively.

Reinsurance and ceded commissions payables, included in other liabilities, were $23,400 and $21,152 at December 31, 1999 and 1998, respectively.

The following provides an analysis of the activity in the liability for benefits relating to group accident and nonmedical health policies and contracts:

                                                     YEARS ENDED DECEMBER 31,
                                                     ------------------------
                                                       1999      1998     1997
                                                     --------  --------  --------
   Balance at January 1............................. $  1,953  $    809  $    0
    Less: Reinsurance recoverables..................    1,565       647       0
                                                     --------  --------  ------
   Net balance at January 1.........................      388       162       0
                                                     --------  --------  ------
   Incurred related to:
    Current year....................................      472       303     173
    Prior years.....................................      (33)      (57)    (11)
                                                     --------  --------  ------
                                                          439       246     162
                                                     --------  --------  ------
   Paid related to:
    Current year....................................       23         2       0
    Prior years.....................................       19        18       0
                                                     --------  --------  ------
                                                           42        20       0
                                                     --------  --------  ------
   Balance at December 31...........................      785       388     162
    Add: Reinsurance recoverables...................    3,147     1,565     647
                                                     --------  --------  ------
   Balance at December 31........................... $  3,932  $  1,953  $  809
                                                     ========  ========  ======

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


5. INCOME TAXES

The provision for income tax expense (benefit) in the consolidated statements of income is shown below:

                                                        CURRENT DEFERRED   TOTAL
                                                        ------- --------  -------
   1999
   Federal............................................. $20,910 $ 8,134   $29,044
   State and Local.....................................       0     300       300
                                                        ------- -------   -------
     Total............................................. $20,910 $ 8,434   $29,344
                                                        ======= =======   =======
   1998
   Federal............................................. $13,734 $  (788)  $12,946
   State and Local.....................................       0     100       100
                                                        ------- -------   -------
     Total............................................. $13,734 $  (688)  $13,046
                                                        ======= =======   =======
   1997
   Federal............................................. $ 8,473 $(3,772)  $ 4,701
   State and Local.....................................     316     (29)      287
                                                        ------- -------   -------
     Total............................................. $ 8,789 $(3,801)  $ 4,988
                                                        ======= =======   =======

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes are as follows:

                                                           YEARS ENDED
                                                           DECEMBER 31,
                                                     -------------------------
                                                      1999     1998     1997
                                                     -------  -------  -------
   Income before taxes.............................. $75,068  $24,483  $26,957
   Income tax rate..................................      35%      35%      35%
                                                     -------  -------  -------
   Expected income tax expense at federal statutory
    income tax rate.................................  26,274    8,569    9,435
   Tax effect of:
    Tax exempt investment income....................       0     (100)       0
    State and local income taxes....................     300      100   (1,013)
    Tax credits.....................................       0     (100)       0
    Prior year taxes................................     684        0        0
    Other, net......................................   2,086    4,577   (3,434)
                                                     -------  -------  -------
   Income Tax Expense............................... $29,344  $13,046  $ 4,988
                                                     =======  =======  =======

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                            1999       1998
                                                          ---------  ---------
   Deferred tax assets:
    Policyholder liabilities............................. $ 233,504  $ 177,017
    Unrealized investment losses, net....................     3,218          0
    Other, net...........................................    15,035     15,453
                                                          ---------  ---------
     Total gross assets..................................   251,757    192,470
                                                          ---------  ---------
   Deferred tax liabilities:
    Investments..........................................      (216)    (1,068)
    Deferred policy acquisition costs....................  (267,249)  (208,881)
    Unrealized investment gains, net.....................         0     (8,882)
    Other, net...........................................   (22,961)   (15,973)
                                                          ---------  ---------
     Total gross liabilities.............................  (290,426)  (234,804)
                                                          ---------  ---------
   Net deferred tax liability............................ $ (38,669) $ (42,334)
                                                          =========  =========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


6. EMPLOYEE BENEFIT PLANS

Prior to the merger, substantially all employees were employed by NEMLICO and were covered under the Home Office Retirement Plan and related Select Employees' Supplemental Retirement Plan (collectively referred to as the Plans). Subsequent to the merger substantially all of the employees became employees of the Company and continued to be covered by the Plans, which became the Plans of the Company. Under the Plans retirement benefits are based primarily on years of service and the employee's average salary. The Company's funding policy is to contribute annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes.

                                                    DECEMBER 31,
                                         --------------------------------------
                                         PENSION BENEFITS     OTHER BENEFITS
                                         ------------------  ------------------
                                           1999      1998      1999      1998
                                         --------  --------  --------  --------
CHANGE IN PROJECTED BENEFIT OBLIGATION
Projected benefit obligation at
 beginning of year.....................  $252,487  $210,590  $ 48,987  $ 46,591
Service cost...........................     8,172     6,927       973       942
Interest cost..........................    18,488    15,878     3,351     3,267
Actuarial gain.........................   (15,914)   14,831    (3,214)    1,256
Divestitures...........................         0         0         0         0
Curtailments...........................         0         0         0         0
Terminations...........................         0         0         0         0
Change in benefits.....................         0    11,935         0       (10)
Benefits paid..........................    (8,444)   (7,674)   (3,475)   (3,059)
                                         --------  --------  --------  --------
Projected benefit obligation at end of
 year..................................  $254,789  $252,487  $ 46,622  $ 48,987
                                         --------  --------  --------  --------
CHANGE IN PLAN ASSETS
Contract value of plan assets at
 beginning of year.....................  $184,803  $150,820  $      0  $      0
Actual return on plan assets...........    25,300    28,309         0         0
Employer contribution..................     7,620    12,997         0         0
Benefits paid..........................    (7,500)   (7,323)        0         0
                                         --------  --------  --------  --------
Contract value of plan assets at end of
 year..................................  $210,223  $184,803  $      0  $      0
                                         --------  --------  --------  --------
Over/(Under) funded....................  $(44,566) $(67,684) $(46,622) $(48,987)
Unrecognized net asset at transition...      (503)   (1,674)        0         0
Unrecognized net actuarial gains.......     7,681    34,350   (20,068)  (17,787)
Unrecognized prior service cost........    15,942    16,854        (8)       (9)
                                         --------  --------  --------  --------
Prepaid (accrued) benefit cost.........  $(21,446) $(18,154) $(66,698) $(66,783)
                                         ========  ========  ========  ========
Qualified plan prepaid (accrued)
 pension cost..........................  $ (2,675) $ (2,164) $      0  $      0
Non-qualified plan prepaid (accrued)
 pension cost..........................   (18,771)  (15,990)        0         0
                                         --------  --------  --------  --------
Prepaid (accrued) benefit cost.........  $(21,446) $(18,154) $      0  $      0
                                         ========  ========  ========  ========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                NON-QUALIFIED
                           QUALIFIED PLAN           PLAN                TOTAL
                          ------------------  ------------------  ------------------
                            1999      1998      1999      1998      1999      1998
                          --------  --------  --------  --------  --------  --------
Aggregate projected
 benefit obligation.....  $224,653  $226,717  $ 30,136  $ 25,770  $254,789  $252,487
Aggregate contract value
 of plan assets
 (principally Company
 contracts).............   210,223   184,803         0         0   210,223   184,803
                          --------  --------  --------  --------  --------  --------
Over/(Under) funded.....  $(14,430) $(41,914) $(30,136) $(25,770) $(44,566) $(67,684)
                          ========  ========  ========  ========  ========  ========

The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                          PENSION      OTHER
                                                         BENEFITS    BENEFITS
                                                         ----------  ----------
                                                         1999  1998  1999  1998
                                                         ----  ----  ----  ----
   Weighted average assumptions as of December 31,
   Discount rate........................................ 7.00% 7.25% 7.75% 7.00%
   Expected return on plan assets....................... 8.50% 8.50%   --    --
   Rate of compensation increase........................ 5.50% 4.50%   --    --

The assumed health care cost trend rate used in measuring the accumulated nonpension postretirement benefit obligation was generally 7.00% in 1999, gradually decreasing to 5.00% over five years and generally 7.40% in 1998, gradually decreasing to 5.00% over five years.

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                               ONE %    ONE %
                                                              INCREASE DECREASE
                                                              -------- --------
   Effect on total of service and interest cost components...    13%     (10%)
   Effect on accumulated postretirement benefit obligation...    11%     (10%)

The components of periodic benefit costs were as follows:

                                 PENSION BENEFITS            OTHER BENEFITS
                            ----------------------------  ---------------------
                              1999      1998      1997     1999    1998   1997
                            --------  --------  --------  ------  ------ ------
   Service cost............ $  8,172  $  6,927  $  5,310  $  973  $  942 $  885
   Interest cost...........   18,488    15,878    13,958   3,351   3,267  3,707
   Expected return on plan
    assets.................  (15,698)  (12,866)  (22,250)      0       0      0
   Net amortization and
    deferrals..............    1,322       669    11,092    (934)    167   (871)
                            --------  --------  --------  ------  ------ ------
   Net periodic benefit
    cost................... $ 12,284  $ 10,608  $  8,110  $3,390  $4,376 $3,721
                            ========  ========  ========  ======  ====== ======

SAVINGS AND INVESTMENT PLANS

The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $2,187, $2,252 and $1,588 for the years ended
December 31, 1999, 1998 and 1997, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


7. LEASES

In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenue. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sub-rental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                         GROSS
                                                      RENTAL SUB-RENTAL  RENTAL
                                                      INCOME   INCOME   EXPENSE
                                                      ------ ---------- --------
   2000..............................................  $31    $ 7,845   $ 14,738
   2001..............................................    0      7,854     14,042
   2002..............................................    0      7,864     13,413
   2003..............................................    0      8,026     13,822
   2004..............................................    0      8,206     12,836
   Thereafter........................................    0     26,319    117,722
                                                       ---    -------   --------
     Total...........................................  $31    $66,114   $186,573
                                                       ===    =======   ========

8. DEBT

In 1995, the Company borrowed $25,000 from a bank, bearing interest, payable monthly, at a variable rate equal to the greater of the bank's base rate or money market rates plus 0.6% per annum. The loan was collateralized by sales loads and surrender charges collected on a defined block of variable life insurance policies issued by the Company. Repayment was structured in a manner to result in repayment over a term of five years or less. The Company repaid the entire outstanding balance of the loan in January 1999. Repayments of principal and interest of $13,310, $8,612 and $3,155 were made during 1999, 1998 and 1997, respectively. The interest rate applied was 6.4%, 6.4% and 5.8% at January 31, 1999 and December 31, 1998 and 1997, respectively.

Exeter privately placed $75,118 aggregate principal amount, subordinated notes payable (the Notes), on December 30, 1994 which are due December 30, 2004, with no interest payments for the first five years and semiannual interest payments thereafter. The Notes have been discounted to yield 8.45% for the first five years and pay interest at 8.845% thereafter. The Notes are expressly subordinated in right of payment to the insurance liabilities of Exeter. The Notes are not subject to redemption by Exeter or through the operation of a sinking fund prior to maturity. Proceeds of the issuance of the Notes, net of discount, amounted to $50,000. The issue costs of the Notes of $130 were deducted from Notes, net of discount, to arrive at the subordinated notes payable of $49,870. The issue cost will be amortized over the life of the Notes. The Notes are held by MetLife, and the carrying value of the loan approximates its fair value of $75,053. No repayments were made during 1999, 1998 and 1997, respectively.

9. COMMITMENTS AND CONTINGENCIES

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of approximately, $197, $204, and $43 in 1999, 1998, and 1997, respectively, of which $197,
$203, and $33 were to be credited against premium taxes.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

10. OTHER EXPENSES

Other operating costs and expenses consisted of the following:

                                                  YEARS ENDED DECEMBER 31,
                                                -------------------------------
                                                  1999       1998       1997
                                                ---------  ---------  ---------
Compensation................................... $  96,887  $  86,822  $  58,754
Commissions....................................   205,463    166,218     77,351
Interest and debt expense......................     5,493      9,374      6,750
Amortization of policy acquisition costs.......    29,831     31,874     17,091
Capitalization of policy acquisition costs.....  (216,913)  (182,943)  (157,670)
Rent expense, net of sub-lease income..........     5,550      4,252      4,473
Insurance taxes, licenses, and fees............    21,253     21,802     15,002
Other..........................................   234,317    179,260    122,591
                                                ---------  ---------  ---------
  Total........................................ $ 381,881  $ 316,659  $ 144,342
                                                =========  =========  =========

11. FAIR VALUE INFORMATION

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Amounts related to the Company's financial instruments are as follows:

                                                             CARRYING ESTIMATED
                                                              VALUE   FAIR VALUE
                                                             -------- ----------
   DECEMBER 31, 1999:
   ASSETS
   Fixed maturities......................................... $735,697  $735,697
   Equity securities........................................   22,685    22,685
   Policy loans.............................................  181,995   181,995
   Short-term investments...................................   62,619    62,619
   Cash and cash equivalents................................   84,371    84,371
   LIABILITIES
   Policyholder account balances............................   84,037    82,765
   Other policyholder funds.................................      525       525
   Short and long-term debt.................................   75,053    75,053

                                                             CARRYING ESTIMATED
                                                              VALUE   FAIR VALUE
                                                             -------- ----------
   DECEMBER 31, 1998:
   ASSETS
   Fixed maturities......................................... $769,364  $769,364
   Equity securities........................................   13,240    13,240
   Policy loans.............................................  135,800   135,800
   Short-term investments...................................   52,285    52,285
   Cash and cash equivalents................................   43,598    43,598
   LIABILITIES
   Policyholder account balances............................   23,365    22,524
   Other policyholder funds.................................      646       646
   Short and long-term debt.................................   82,855    82,855

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

The fair value of fixed maturities and equity securities that are publicly traded are based upon quotations obtained from an independent market pricing service or published by applicable stock exchanges. For securities for which the market values were not readily available, fair values were estimated by management, based primarily on interest rates, maturity, credit quality and average life.

POLICY LOANS

Policy loans are stated at unpaid principal balances, which approximates fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


POLICYHOLDER ACCOUNT BALANCES

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Other policyholder funds include liabilities without defined durations such as policy proceeds and dividends left with the Company. The estimated fair value of such liabilities, which generally are of short duration or have periodic adjustments of interest rates, approximates their carrying value.

SHORT-TERM AND LONG-TERM DEBT

Short-term and long-term debt are stated at unpaid principal balances, which approximates fair value.

12. STATUTORY FINANCIAL INFORMATION

The reconciliation of statutory surplus and statutory net income, determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities with such amounts determined in conformity with generally accepted accounting principles were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                               -------------------------------
                                                 1999       1998       1997
                                               ---------  ---------  ---------
   Statutory surplus.......................... $ 399,864  $ 456,525  $ 307,290
   Adjustments to GAAP for:
     Future policy benefits and policyholders
      account balances........................  (435,980)  (336,821)  (279,510)
     Deferred policy acquisition costs........   930,703    710,961    565,769
     Deferred federal income taxes............   (38,669)   (42,334)   (42,066)
     Valuation of investments.................   (46,890)    53,514     56,873
     Statutory asset valuation reserves.......    13,514     10,636      8,388
     Statutory interest maintenance reserve...       462        816        571
     Surplus notes............................   (75,053)   (69,560)   (64,016)
     Receivables from reinsurance
      transactions............................     5,049     26,004     27,519
     Other, net...............................   100,303     35,330     52,724
                                               ---------  ---------  ---------
   GAAP equity................................ $ 853,303  $ 845,071  $ 633,542
                                               =========  =========  =========

                                                 YEARS ENDED DECEMBER 31,
                                               -------------------------------
                                                 1999       1998       1997
                                               ---------  ---------  ---------
   Statutory net income (loss)................ $ (40,928) $ (28,043) $ (37,358)
   Adjustments to GAAP for:
     Future policy benefits and policyholders
      account balances........................  (295,868)  (196,754)  (311,588)
     Deferred policy acquisition costs........   186,497    135,788    139,947
     Deferred federal income taxes............      (580)       688      3,801
     Valuation of investments.................    13,681    (13,490)         0
     Statutory interest maintenance reserve...      (354)       245        342
     Other, net...............................   183,276    113,003    226,825
                                               ---------  ---------  ---------
   GAAP net income............................ $  45,724  $  11,437  $  21,969
                                               =========  =========  =========

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


13. RELATED PARTY TRANSACTIONS

MetLife and the Company have entered into an Administrative Services Agreement to provide all administrative, accounting, legal and similar services to MetLife for certain administered contracts, which are life insurance and annuity contracts issued by NEMLICO prior to the merger, and those policies and contracts defined in the Administrative Services Agreement as Transition Policies which were sold by the Company's field force post-merger.

The Company charged MetLife $160,792, $193,641 and $186,757 including accruals for administrative services on NEMLICO administered contracts for 1999, 1998, and 1997, respectively. In addition, $9,442, $14,123 and $600 for 1999, 1998 and 1997, respectively, was paid or payable by MetLife to the Company for varied and miscellaneous other services. These services were charged based upon direct costs incurred. Service fees are recorded by NELICO as a reduction in operating expenses.

On December 30, 1998 the Company sold to MetLife Credit Corporation shares of preferred stock for $200,000. In 1997, MetLife made a capital contribution to the Company of $50,000 in cash.

During 1999, the Company paid $9,055 of preferred stock dividends to MetLife Credit Corporation.

On April 30, 1998 the Company acquired all the outstanding stock of N.L. Holding Corporation and its subsidiaries, and concurrently contributed such stock to the Company's downstream holding company, New England Life Holding Inc. In conjunction with the acquisition, the Company entered into employment agreements with key individuals of N.L. Holding Corporation. The Company paid $2,730 and $6,166 in 1999 and 1998, respectively under these agreements.

The Company entered into a lease agreement with MetLife on August 30, 1996 for the home-office building that it occupies on 501 Boylston Street in Boston, Massachusetts. The Company paid lease payments to MetLife of $4,219, $2,340 and $2,340 in 1999, 1998 and 1997, respectively.

Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1999 were $12,736 and $751, respectively. Included in accrued income at December 31, 1999, were amounts receivable for sales-based commissions from NEF and SSR totaling $312 and $4, respectively. In 1999, NES earned asset-based income of $11,184 and $183 on average assets of approximately $4,500,000 and $101,000 under management with NEF and SSR, respectively. Included in accrued income at December 31, 1999 were amounts receivable for asset-based commissions from NEF and SSR totaling $307 and $0, respectively.

Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1998 were $15,204 and $1,159, respectively. Included in accrued income at December 31, 1998, were amounts receivable for sales-based commissions from NEF and SSR totaling $385 and $14, respectively. In 1998, NES earned asset-based income of $9,193 and $139 on average assets of approximately $4,300,000 and $77,000 under management with NEF and SSR, respectively. Included in accrued income at December 31, 1998 were amounts receivable for asset-based commissions from NEF and SSR totaling $593 and $13, respectively.

Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1997 were $16,799 and $1,127, respectively. Included in accrued income at December 31, 1997, were amounts receivable for sales-based commissions from NEF and SSR totaling $233 and $13, respectively. In 1997, NES earned asset-based income of $8,777 and $61 on average assets of approximately $3,900,000 and $33,000 under management with NEF and SSR, respectively.

Exeter has a privately-placed subordinated notes payable to MetLife for $75,053 and $69,560 at December 31, 1999 and 1998, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

14. SEPARATE ACCOUNTS

Separate accounts reflect non-guaranteed separate accounts totaling $4,840,029 and $3,258,383 at December 31, 1999 and 1998, respectively, wherein the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees totaling $36,934, $30,714 and $12,642 in 1999, 1998 and 1997,
respectively.

15. YEAR 2000

The Year 2000 issue was the result of the widespread use of computer programs written using two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe capacity necessary to accommodate a four-digit field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major system failures or miscalculations. The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has implemented a plan to resolve the issue. There can be no assurances that the Year 2000 plan of the Company or that of its vendors or third parties have resolved all Year 2000 issues. Further, there can be no assurance that there will not be any future system failure or that such failure, if any, will not have a material impact on the operations of the Company.

16. BUSINESS SEGMENT INFORMATION

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments: Individual Life, Individual Annuity, Group Pension, Group Accident and Health, and Corporate. These segments are managed separately because they either provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells a variety of fixed annuity and variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Accident and Health provides group life, medical, and disability contracts to corporations and small businesses. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 1999, 1998 and 1997. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


Allocation of net investment income and investment gains (losses), net were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

                                                 DECEMBER 31, 1999
                          -------------------------------------------------------------------
                                                             GROUP     CORPORATE
                          INDIVIDUAL  INDIVIDUAL   GROUP     LIFE,        AND
                             LIFE      ANNUITY    PENSION     A&H     SUBSIDIARIES   TOTAL
                          ----------  ----------  --------  --------  ------------ ----------
REVENUES
Premiums................  $   63,358  $        0  $     15  $ 28,652    $ 31,613   $  123,638
Universal Life and
 Investment-Type Product
 Policy Fees............     199,701      16,771     4,369         0           0      220,841
Net Investment Income...     (31,181)       (108)      (13)      167      99,633       68,498
Investment Gains
 (Losses), Net..........         402           1         0        (1)      2,520        2,922
Commissions, Fees and
 Other Revenues.........      25,376       6,708     3,005    34,610     196,192      265,891
                          ----------  ----------  --------  --------    --------   ----------
  Total Revenues........     257,656      23,372     7,376    63,428     329,958      681,790

BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits...     124,727       4,624       113    23,814      40,015      193,293
Interest Credited to
 Policyholder Account
 Balances...............       8,811       1,623     1,220        30        (963)      10,721
Policyholder Dividends..       1,739           0         0       (32)     19,120       20,827
Other Operating Costs
 and Expenses...........     128,466      21,826     6,196    36,326     189,067      381,881
                          ----------  ----------  --------  --------    --------   ----------
  Total Benefits and
   Other Deductions.....     263,743      28,073     7,529    60,138     247,239      606,722
Income from Operations
 Before Income Taxes....      (6,087)     (4,701)     (153)    3,290      82,719       75,068
Income Taxes............       1,357      (1,563)      (26)    1,244      28,332       29,344
                          ----------  ----------  --------  --------    --------   ----------
Net Income..............  $   (7,444) $   (3,138) $   (127) $  2,046    $ 54,387   $   45,724
                          ==========  ==========  ========  ========    ========   ==========
Assets
Deferred Policy
 Acquisition Costs......  $  771,879  $   63,123  $ 10,499  $  8,539    $ 76,663   $  930,703
Separate Account Assets.   2,704,767   1,398,993   517,920   218,349           0    4,840,029
Liabilities
Policyholder
 Liabilities............     535,662      43,674    45,407    43,936     517,949    1,186,628
Separate Account
 Liabilities............   2,704,767   1,398,993   517,920   218,349           0    4,840,029

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


                                                 DECEMBER 31, 1998
                          ------------------------------------------------------------------
                                                                      CORPORATE
                          INDIVIDUAL  INDIVIDUAL  GROUP     GROUP        AND
                             LIFE      ANNUITY   PENSION   LIFE A&H  SUBSIDIARIES   TOTAL
                          ----------  ---------- --------  --------  ------------ ----------
REVENUES
Premiums................  $   48,733   $     31  $    417  $ 21,394    $ 30,114   $  100,689
Universal Life and
 Investment-Type Product
 Policy Fees............     161,936      9,332     2,788      (290)          0      173,766
Net Investment Income...     (22,496)    (1,752)     (405)      651      73,079       49,077
Investment Gains
 (Losses), Net..........        (182)        (7)       (4)       17       5,786        5,610
Commissions, Fees and
 Other Revenues.........       9,408      6,042     1,118    20,430     155,413      192,411
                          ----------   --------  --------  --------    --------   ----------
  Total Revenues........     197,399     13,646     3,914    42,202     264,392      521,553

BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits...      84,709      3,943       874    13,561      46,600      149,687
Interest Credited to
 Policyholder Account
 Balances...............       6,337      1,264        83         0          51        7,735
Policyholder Dividends..       1,135          4         0         3      21,847       22,989
Other Operating Costs
 and Expenses...........     103,284     14,324     3,617    15,731     179,703      316,659
                          ----------   --------  --------  --------    --------   ----------
  Total Benefits and
   Other Deductions.....     195,465     19,535     4,574    29,295     248,201      497,070
Income from Operations
 Before Income Taxes....       1,934     (5,889)     (660)   12,907      16,191       24,483
Income Taxes............       9,968       (402)     (423)    3,986         (83)      13,046
                          ----------   --------  --------  --------    --------   ----------
Net Income..............  $   (8,034)  $ (5,487) $   (237) $  8,921    $ 16,274   $   11,437
                          ==========   ========  ========  ========    ========   ==========
Assets
Deferred Policy
 Acquisition Costs......  $  616,959   $ 42,524  $  2,359  $  2,511    $ 46,608   $  710,961
Separate Account Assets.   2,073,552    835,648   235,467   113,716           0    3,258,383
Liabilities
Policyholder
 Liabilities............     380,586     38,912       768    19,233     519,353      958,852
Separate Account
 Liabilities............   2,073,552    835,648   235,467   113,716           0    3,258,383

NEW ENGLAND LIFE INSURANCE COMPANY

(DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)


                                                 DECEMBER 31, 1997
                          -----------------------------------------------------------------
                                                                     CORPORATE
                          INDIVIDUAL INDIVIDUAL  GROUP     GROUP        AND
                             LIFE     ANNUITY   PENSION   LIFE A&H  SUBSIDIARIES   TOTAL
                          ---------- ---------- --------  --------  ------------ ----------
REVENUES
Premiums................  $   27,200  $     31  $      0  $ 3,743     $ 32,642   $   63,616
Universal Life and
 Investment-Type Product
 Policy Fees............     139,235     4,732       486      704            0      145,157
Net Investment Income...      31,905      (270)      (20)    (118)      29,562       61,059
Investment Gains
 (Losses), Net..........         523         0         0        0          367          890
Commissions, Fees and
 Other Revenues.........       9,542     3,253       266    4,383       10,858       28,302
                          ----------  --------  --------  -------     --------   ----------
  Total Revenues........     208,405     7,746       732    8,712       73,429      299,024

BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits...      71,010     3,431         0    3,827       21,912      100,180
Interest Credited to
 Policyholder Account
 Balances...............       5,371       664       149        0           36        6,220
Policyholder Dividends..         507         1         0        0       20,817       21,325
Other Operating Costs
 and Expenses...........      98,664    10,777     2,092    6,745       26,064      144,342
                          ----------  --------  --------  -------     --------   ----------
  Total Benefits and
   Other Deductions.....     175,552    14,873     2,241   10,572       68,829      272,067
Income from Operations
 Before Income Taxes....      32,853    (7,127)   (1,509)  (1,860)       4,600       26,957
Income Taxes............       2,701    (1,203)     (504)    (447)       4,441        4,988
                          ----------  --------  --------  -------     --------   ----------
Net Income..............  $   30,152  $ (5,924) $ (1,005) $(1,413)    $    159   $   21,969
                          ==========  ========  ========  =======     ========   ==========
Assets
Deferred Policy
 Acquisition Costs......  $  498,208  $ 24,226  $  1,347  $   877     $ 41,111   $  565,769
Separate Account Assets.   1,426,347   450,441   111,437        0            0    1,988,225
Liabilities
Policyholder
 Liabilities............     258,880    20,476       197    6,398      463,269      749,220
Separate Account
 Liabilities............   1,426,347   450,441   111,437        0            0    1,988,225

Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.

                                     Part II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

         Section 9 of NELICO's By-Laws provides that NELICO shall, to the extent legally permissible, indemnify its directors and officers against liabilities and expenses relating to lawsuits and proceedings based on such persons' roles as directors or officers. However, Section 9 further provides that no such indemnification shall be made with respect to any matter as to which a director or officer is adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation. Section 9 also provides that in the event a matter is disposed of by a settlement payment by a director or officer, indemnification will be provided only if the settlement is approved as in the best interest of the corporation by (a) a disinterested majority of the directors then in office, (b) a majority of the disinterested directors then in office, or (c) the holders of a majority of outstanding voting stock (exclusive of any stock owned by any interested director or officer).

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of NELICO pursuant to the foregoing provisions, or otherwise, NELICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by NELICO of expenses incurred or paid by a director, officer, or controlling person of NELICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, NELICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 REPRESENTATIONS

         New England Life Insurance Company hereby represents that the fees and charges deducted under the variable ordinary life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by New England Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

         This Registration Statement comprises the following papers and documents:

         The facing sheet.

         A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.

         The prospectus consisting of 201 pages.

         The undertaking to file reports.

         The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.

         Representations.

         The signatures.

         Written consents of the following persons:

                  H. James Wilson, Esq. (see Exhibit 3(i) below)

                  James J. Reilly, Jr., F.S.A., M.A.A.A.
                       (see Exhibit 3(ii) below)
                  Sutherland Asbill & Brennan LLP (see Exhibit 6 below) Independent Auditor (see Exhibit 11 below)

         The following exhibits:

         1.A.     (1)            January 31, 1983 resolution of the Board of
                                    Directors of NEVLICO **
                  (2)            None
                  (3) (a)        Distribution Agreement between NEVLICO and
                                    NELESCO ***
                      (b)(i)     Form of contract between NELICO and its
                                    General Agents **
                         (ii)    Form of contract between NEVLICO and its
                                    Agents ***
                      (c)        Commission Schedule for Variable Life
                                    Policies +

                      (d)        Form of Contract among NES, NELICO and other
                                    broker-dealers *
                  (4)            None
                  (5) (a)        Specimen Policy +
                      (b)        Riders +
                      (c)        Additional Riders ***
                      (d)        Acceleration of Benefits Rider ###

                      (e)        Additional Riders @
                  (6) (a)        Amended and restated Articles of
                                    Organization of NELICO ##
                      (b)        Amended and restated By-Laws of NELICO *
                      (c)        Amendments to the Amended and Restated
                                    Articles of Organization ++++
                  (7)            None
                  (8)            None
                  (9)            None
                  (10) (a)       Form of Application +
                       (b)       Additional Form of Application +++
         2.                         See Exhibit 3(i)
         3.       (i)               Opinion and Consent of H. James Wilson,
                                      Esq.+

                  (ii)              Opinion and Consent of James J. Reilly, Jr.,
                                           F.S.A., M.A.A.A.
         4.                      None
         5.                      Inapplicable
         6.                      Consent of Sutherland Asbill & Brennan LLP
         7.       (i)            Powers of Attorney ##
                  (ii)           Powers of Attorney of James M. Benson,
                                 Robert H. Benmosche and Catherine A. Rein ++

                  (iii)          Power of Attorney for David Y. Rogers @@
         8.                      Notice of Withdrawal Right for Policies +
         9.                      Inapplicable
         10.                     Inapplicable
         11.                     Consent of Independent Auditors
         12.                     Schedule for computation of performance
                                    quotations ***
         13.      (i)            Consolidated memorandum describing certain
                                    procedures, filed pursuant to Rule
                                    6e-2(b)(12)(ii) and
                                    Rule 6e-3(T)(b)(12)(iii) ***
                  (ii)           Second Addendum to Consolidated
                                    Memorandum +++++
         14.      (i)            Participation Agreement among
                                    Variable Insurance Products Fund, Fidelity
                                    Distributors Corporation and New England
                                    Variable Life Insurance Company ***
                  (ii)           Amendment No. 1 to Participation Agreement
                                    among Variable Insurance Products Fund,
                                    Fidelity Distributors Corporation and New
                                    England Variable Life Insurance Company #

                  (iii)  Participation Agreement among Variable
                            Insurance Products Fund II, Fidelity
                            Distributors Corporation and New England
                            Variable Life Insurance Company #

                  (iv)   Form of Participation Agreement among Metropolitan
                            Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company. @@@

-----------

# Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, filed June 22, 1995.

## Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed February 13, 1997.

### Incorporated herein by reference to Post-Effective Amendment No. 8 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 30, 1997.

* Incorporated herein by reference to the Pre-effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed July 16, 1997.

** Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 33-66864, filed February 25, 1998.

*** Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 24, 1998.

+ Incorporated herein by reference to Post-Effective Amendment No. 15 to the Variable Account's Form S-6 Registration Statement, File No. 33-19540, filed April 30, 1998.

++ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-46401, filed July 9, 1998.

+++ Incorporated herein by reference to Post-Effective Amendment No. 5 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, filed January 20, 1999.

++++ Incorporated herein by reference to Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 33-65263, filed February 24, 1999.

+++++ Incorporated herein by reference to Post-Effective Amendment No. 10 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 26, 1999.

@ Incorporated herein by reference to the Post-Effective Amendment No.17 to the Variable Account's Form S-6 Registration Statement, File No. 33-19540, filed April 27, 1999.

@@ Incorporated herein by reference to the Post-Effective Amendment No.11 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 26, 2000.

@@@ Incorporated herein by reference to Post-Effective Amendment No. 26 to the Metropolitan Series Fund, Inc. Registration Statement on Form N-1A (File No. 2-80751) filed April 6, 2000.

v12

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 26th day of April, 2000.

                                    New England Variable Life Separate
                                      Account
                                        (Registrant)

                                    By: New England Life Insurance Company
                                           (Depositor)


                                    By:  /s/ H. James Wilson
                                        ------------------------
                                             H. James Wilson, Esq.
                                             Executive Vice President
                                             and General Counsel

Attest:

  /s/ Marie C. Swift
----------------------
      Marie C. Swift

         Pursuant to the requirements of the Securities Act of 1933, New England Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 26th day of April, 2000.


                                   New England Life Insurance Company
(Seal)


Attest:  /s/ Marie C. Swift           By:  /s/ H. James Wilson
       ----------------------            ------------------------------
             Marie C. Swift                    H. James Wilson, Esq.
                                               Executive Vice President and
                                               General Counsel

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2000.


       *                        Chairman, President and Chief Executive Officer
----------------------
James M. Benson

       *                                              Director
----------------------
Robert H. Benmosche

       *                                              Director
----------------------
Susan C. Crampton

       *                                              Director
----------------------
Edward A. Fox

       *                                              Director
----------------------
George J. Goodman

       *                                              Director
----------------------
Evelyn E. Handler

       *                                              Director
----------------------
Philip K. Howard

       *                                              Director
----------------------
Bernard A. Leventhal

       *                                              Director
----------------------
Thomas J. May

       *                                              Director
----------------------
Stewart G. Nagler

       *                                              Director
----------------------
Catherine A. Rein


       *                                      Executive Vice President,
----------------------                        Chief Financial Officer and
David Y. Rogers                               Chief Accounting Officer

       *                                              Director
----------------------
Rand N. Stowell


                                        By: /s/ Anne M. Goggin
                                            -------------------------
                                                Anne M. Goggin, Esq.
                                                Attorney-in-fact

* Executed by Anne M. Goggin, Esquire on behalf of those indicated pursuant to powers of attorney filed with the Variable Account's Form S-6 Registration Statement, File No. 333-21767, on February 13, 1997, with Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-46401, on July 9, 1998, Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, on January 20, 1999 and Post-Effective Amendment No. 11 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, on April 26, 2000.

                                 EXHIBIT LIST



                                                             Sequentially
Exhibit Number                   Title                       Numbered Page*
--------------                   -----                       --------------

         3.       (ii)   Opinion and Consent of James J.
                         Reilly, Jr., F.S.A., M.A.A.A.

         6.              Consent of Sutherland Asbill
                         & Brennan LLP

         11.             Consent of Independent Auditors






----------------

* Page numbers inserted on manually-signed copy only.